UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
 January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 1.3%
333,396	*	American Axle & Manufacturing Holdings, Inc	$4,767,563
110,579		Autoliv, Inc	8,492,467
83,183	*	DaimlerChrysler AG. (EUR)	6,084,863
91,629	*	Visteon Corp	6,436,021

		TOTAL AUTOMOBILES & COMPONENTS	25,780,914

BANKS - 4.3%
128,838	*	CIT Group, Inc	6,144,284
103,243	*	First Republic Bank	3,069,414
747,094		Huntington Bancshares, Inc	5,408,961
139,803		PNC Financial Services Group, Inc	8,388,180
645,873		US Bancorp	17,438,571
1,475,761		Wells Fargo & Co	47,844,172

		TOTAL BANKS	88,293,582

CAPITAL GOODS - 8.1%
95,136		Ametek, Inc	3,879,646
124,442		Caterpillar, Inc	12,072,118
		Changsha Zoomlion Heavy Industry Science and Technology
917,000	*	Development Co Ltd	2,102,949
207,127		Dover Corp	13,276,841
128,375		Eaton Corp	13,859,366
310,151	*	FIAT Industrial SpA	4,197,599
1,811,553		General Electric Co	36,484,677
193,589		Goodrich Corp	17,543,035
105,424		Harsco Corp	3,402,032
434,938		Honeywell International, Inc	24,360,878
82,783		Parker Hannifin Corp	7,401,628
93,073		Precision Castparts Corp	13,308,508
313,741		Textron, Inc	8,248,251
81,890		TransDigm Group, Inc	6,344,837

		TOTAL CAPITAL GOODS	166,482,365

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
177,216	*	Stericycle, Inc	13,909,684

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,909,684

CONSUMER DURABLES & APPAREL - 2.2%
112,120	*	Deckers Outdoor Corp	8,228,487
612,322		DR Horton, Inc	7,586,670
67,867	*	Fossil, Inc	4,821,950
334,629		Jarden Corp	11,343,922
119,219		Stanley Works	8,664,837
123,595	*	Tempur-Pedic International, Inc	5,393,686

		TOTAL CONSUMER DURABLES & APPAREL	46,039,552

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.0%
29,651	*	Chipotle Mexican Grill, Inc (Class A)	$6,491,197
103,930	*	Las Vegas Sands Corp	4,831,706
159,015		McDonald’s Corp	11,714,635
426,948	*	Orient-Express Hotels Ltd (Class A)	5,191,688
383,702		Starbucks Corp	12,098,123

		TOTAL CONSUMER SERVICES	40,327,349

DIVERSIFIED FINANCIALS - 8.1%
754,255		Blackstone Group LP	11,864,431
4,217,375	*	Citigroup, Inc	20,327,748
40,311		CME Group, Inc	12,438,362
476,876		Discover Financial Services	9,818,877
488,934	*	E*Trade Financial Corp	8,096,747
75,634		Franklin Resources, Inc	9,125,242
171,291		Goldman Sachs Group, Inc	28,026,634
1,052,006		JPMorgan Chase & Co	47,277,149
190,938		Lazard Ltd (Class A)	7,965,933
256,457		Moody’s Corp	7,532,142
85,790		Raymond James Financial, Inc	3,107,314

		TOTAL DIVERSIFIED FINANCIALS	165,580,579

ENERGY - 11.4%
228,892		Anadarko Petroleum Corp	17,642,995
170,897		Baker Hughes, Inc	11,708,153
130,121		Cenovus Energy, Inc	4,503,488
67,155	*	Concho Resources, Inc	6,463,669
424,908		El Paso Corp	6,747,539
1,033,533		Exxon Mobil Corp	83,385,443
413,792		Halliburton Co	18,620,640
244,188		Marathon Oil Corp	11,159,392
133,730		National Oilwell Varco, Inc	9,882,647
222,396	*	Newfield Exploration Co	16,272,715
281,597		Occidental Petroleum Corp	27,224,798
130,536		Petroleo Brasileiro S.A. (ADR)	4,794,587
40,058		Saipem S.p.A.	2,001,501
616,516	*	Weatherford International Ltd	14,623,760

		TOTAL ENERGY	235,031,327

FOOD & STAPLES RETAILING - 1.1%
157,971		Costco Wholesale Corp	11,348,636
139,157	*	United Natural Foods, Inc	5,148,809
120,274		Whole Foods Market, Inc	6,219,369

		TOTAL FOOD & STAPLES RETAILING	22,716,814

FOOD BEVERAGE & TOBACCO - 5.7%
609,677		Coca-Cola Co	38,318,200
102,512		Diamond Foods, Inc	5,102,022
378,373		General Mills, Inc	13,159,814

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

113,523		Groupe Danone	$6,825,067
170,314	*	Hansen Natural Corp	9,646,585
124,150		InBev NV	6,850,239
80,423		Lorillard, Inc	6,051,027
151,685		PepsiCo, Inc	9,754,862
404,792		Philip Morris International, Inc	23,170,294

		TOTAL FOOD BEVERAGE & TOBACCO	118,878,110

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
54,716	*	Cerner Corp	5,408,677
174,205	*	Coventry Health Care, Inc	5,220,924
86,557	*	Edwards Lifesciences Corp	7,295,890
290,537	*	Express Scripts, Inc	16,365,949
409,308	*	Hologic, Inc	8,153,415
105,360	*	Humana, Inc	6,107,719
172,495		McKesson Corp	12,966,449
484,059		UnitedHealth Group, Inc	19,870,622

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	81,389,645

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
117,786		Estee Lauder Cos (Class A)	9,481,773
628,451		Procter & Gamble Co	39,674,112

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,155,885

INSURANCE - 2.2%
303,885		ACE Ltd	18,716,278
171,987		Metlife, Inc	7,871,845
296,091		Prudential Financial, Inc	18,212,557

		TOTAL INSURANCE	44,800,680

MATERIALS - 3.7%
130,524		Barrick Gold Corp	6,201,195
24,674		CF Industries Holdings, Inc	3,331,977
240,437		Christian Hansen Holding	5,125,734
353,191		Du Pont (E.I.) de Nemours & Co	17,899,719
109,567		Eastman Chemical Co	10,174,392
175,343		Ecolab, Inc	8,712,794
102,176		Freeport-McMoRan Copper & Gold, Inc (Class B)	11,111,640
183,245		Huntsman Corp	3,190,295
506,264	*	Louisiana-Pacific Corp	5,082,891
200		Sherwin-Williams Co	16,946
44,491		Walter Energy, Inc	5,795,843

		TOTAL MATERIALS	76,643,426

MEDIA - 3.1%
518,524		Comcast Corp (Class A)	11,796,421
52,850	*	Liberty Media Corp - Capital (Series A)	3,470,131
220,100		Scripps Networks Interactive (Class A)	10,234,650
90,548		Time Warner, Inc	2,847,735
369,419		Viacom, Inc (Class B)	15,349,359
504,847		Walt Disney Co	19,623,403

		TOTAL MEDIA	63,321,699

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
93,682	*	Amgen, Inc	$5,160,005
304,949		Biovail Corp	11,139,787
866,472	*	Biovitrum AB	4,956,393
676,724		Bristol-Myers Squibb Co	17,039,910
115,786	*	Genzyme Corp	8,492,902
80,441	*	Hospira, Inc	4,442,756
312,307	*	Human Genome Sciences, Inc	7,576,568
117,399	*	Illumina, Inc	8,140,447
41,481	*	Mettler-Toledo International, Inc	6,188,550
508,138	*	Mylan Laboratories, Inc	11,768,476
26,510		Novo Nordisk AS (Class B)	2,984,755
2,001,005		Pfizer, Inc	36,458,312
87,062	*	Pharmasset, Inc	4,219,025
281,260		Shire Ltd	7,421,129
105,703	*	United Therapeutics Corp	7,185,690
583,504		Warner Chilcott plc	13,998,261
324,994	*	Watson Pharmaceuticals, Inc	17,718,673

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	174,891,639

RETAILING - 3.2%
62,184	*	Amazon.com, Inc	10,548,894
121,722	*	Bed Bath & Beyond, Inc	5,842,656
338,900		Foot Locker, Inc	6,052,754
535,072		Home Depot, Inc	19,674,596
181	*	L' Occitane International S.A.	485
425,692		Macy’s, Inc	9,854,770
1,094,883	*	New Carphone Warehouse plc	7,067,971
99,759		Tiffany & Co	5,798,991

		TOTAL RETAILING	64,841,117

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
928,321		ARM Holdings plc	7,647,968
320,928		Intersil Corp (Class A)	4,852,431
632,935	*	Micron Technology, Inc	6,671,135
540,714	*	ON Semiconductor Corp	5,974,890
429,300	*	Skyworks Solutions, Inc	13,638,861

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	38,785,285

SOFTWARE & SERVICES - 10.1%
186,424	*	Adobe Systems, Inc	6,161,313
110,265	*	Akamai Technologies, Inc	5,328,005
193,640	*	Amdocs Ltd	5,642,670
190,817	*	AOL, Inc	4,488,016
145,772	*	BMC Software, Inc	6,953,324
65,623	*	Google, Inc (Class A)	39,397,424
173,541		International Business Machines Corp	28,113,642
1,297,994		Microsoft Corp	35,986,884
358,672	*	Monster Worldwide, Inc	5,971,889
57,091	*	OpenTable, Inc	4,488,494

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

566,848		Oracle Corp	$18,156,141
169,027	*	QLIK Technologies, Inc	3,923,117
57,756	*	Sina Corp	4,923,699
886,687	*	Symantec Corp	15,614,558
182,873	*	Teradata Corp	7,861,710
133,747	*	VeriFone Holdings, Inc	5,341,855
547,719	*	Yahoo!, Inc	8,829,230

		TOTAL SOFTWARE & SERVICES	207,181,971

TECHNOLOGY HARDWARE & EQUIPMENT - 8.9%
172,080	*	Apple, Inc	58,390,185
1,046,785	*	Cisco Systems, Inc	22,139,503
756,822	*	EMC Corp	18,837,300
165,598	*	Finisar Corp	5,514,413
531,716		Hewlett-Packard Co	24,294,104
596,408	*	JDS Uniphase Corp	10,121,044
151,928	*	Polycom, Inc	6,662,043
596,672		Qualcomm, Inc	32,297,855
98,056	*	SanDisk Corp	4,448,801

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	182,705,248

TELECOMMUNICATION SERVICES - 2.3%
139,970	*	American Tower Corp (Class A)	7,118,874
2,146,846		Qwest Communications International, Inc	15,307,012
729,223		Verizon Communications, Inc	25,974,923

		TOTAL TELECOMMUNICATION SERVICES	48,400,809

TRANSPORTATION - 2.8%
1,119,909	*	JetBlue Airways Corp	6,719,454
22,206	*	Kansas City Southern Industries, Inc	1,109,856
522,506	*	Swift Transportation Co, Inc	7,466,611
140,377		Union Pacific Corp	13,283,875
404,989		United Parcel Service, Inc (Class B)	29,005,312

		TOTAL TRANSPORTATION	57,585,108

UTILITIES - 1.0%
1,300		Allegheny Energy, Inc	33,514
218,517		Constellation Energy Group, Inc	7,047,173
80,219		ITC Holdings Corp	5,270,388
625,823		NV Energy, Inc	8,993,077

		TOTAL UTILITIES	21,344,152

		TOTAL COMMON STOCKS	2,034,086,940

		(Cost $1,755,255,759)

TIAA-CREF FUNDS - Growth & Income Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.5%		02/01/11	9,310,000

$9,310,000	Federal Home Loan Bank		9,310,000

	TOTAL SHORT-TERM INVESTMENTS	$9,310,000

	(Cost $9,310,000)

	TOTAL INVESTMENTS - 99.4%	2,043,396,940
	(Cost $1,764,565,759)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	11,593,192

	NET ASSETS - 100.0%	$2,054,990,132

	Abbreviation(s):
	ADR - American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

BELGIUM - 1.1%
554,981		InBev NV	$30,622,250

		TOTAL BELGIUM	30,622,250

CHINA - 7.0%
14,110,032		Asian Citrus Holdings Ltd	16,895,863
		Changsha Zoomlion Heavy Industry Science and
24,593,436	*	Technology Development Co Ltd	56,399,946
15,140,000		China South Locomotive and Rolling Stock Corp	21,824,361
52,784,380		Nine Dragons Paper Holdings Ltd	75,081,396
5,785,000		Zhuzhou CSR Times Electric Co Ltd	22,345,349

		TOTAL CHINA	192,546,915

FINLAND - 2.3%
2,047,572		Fortum Oyj	63,005,479

		TOTAL FINLAND	63,005,479

FRANCE - 0.6%
367,800	*	Peugeot S.A.	15,379,131
11,233		Societe Generale	725,574

		TOTAL FRANCE	16,104,705

GERMANY - 24.8%
2,675,324		Bayer AG.	197,544,334
1,726,322		Henkel KGaA (Preference)	105,035,620
2,605,882		Lanxess AG.	189,482,762
300,190		Porsche AG.	28,015,009
649,399		Rheinmetall AG.	55,679,322
2,561,807		ThyssenKrupp AG.	103,832,726

		TOTAL GERMANY	679,589,773

HONG KONG - 6.7%
26,832,759		Li & Fung Ltd	174,770,341
12,732,000		Trinity Ltd	11,571,597

		TOTAL HONG KONG	186,341,938

INDIA - 2.4%
3,252,112		Crompton Greaves Ltd	19,781,991
991,813		HDFC Bank Ltd	44,324,923

		TOTAL INDIA	64,106,914

ITALY - 0.8%
463,715		Saipem S.p.A.	23,169,550

		TOTAL ITALY	23,169,550

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 14.6%
50,300		Canon, Inc	$2,475,953
19,700		Daikin Industries Ltd	682,623
35,908		Denso Corp	1,324,654
13,450	*	Fanuc Ltd	2,128,448
101,497		Kao Corp	2,654,844
75,330		Komatsu Ltd	2,246,891
94,307		Mitsubishi Corp	2,632,753
732,984		Mitsubishi Electric Corp	8,101,475
4,074,000		Mitsubishi Heavy Industries Ltd	16,155,588
3,629,947		Mitsubishi UFJ Financial Group, Inc	18,853,635
183,890		Mitsubishi UFJ Lease & Finance Co Ltd	7,445,314
1,130,800		Mitsui & Co Ltd	19,087,409
76,000		Mitsui Trust Holdings, Inc	305,443
5,115,000		Nippon Electric Glass Co Ltd	77,134,970
171,347	*	Nomura Holdings, Inc	1,044,816
3,411,000	*	NTN Corp	18,563,411
75,555		ORIX Corp	7,466,092
1,875,700		Sanrio Co Ltd	51,095,068
999,500		Shin-Etsu Chemical Co Ltd	56,273,427
68,050	*	Sony Corp	2,341,700
214,550		Sumitomo Corp	3,090,859
278,500		Sumitomo Metal Industries Ltd	651,975
42,000		Sumitomo Metal Mining Co Ltd	690,424
195,347		Sumitomo Mitsui Financial Group, Inc	6,641,794
28,000		Suruga Bank Ltd	261,646
9,665,000		Teijin Ltd	46,600,937
766,300		THK Co Ltd	19,984,221
1,433,200		Ushio, Inc	29,043,764

		TOTAL JAPAN	404,980,134

MACAU - 2.3%
25,954,191	*	Sands China Ltd	64,434,280

		TOTAL MACAU	64,434,280

NETHERLANDS - 0.1%
57,259		Royal Dutch Shell plc (A Shares)	2,017,323

		TOTAL NETHERLANDS	2,017,323

SWEDEN - 7.3%
3,163,939		Alfa Laval AB	67,376,830
2,957,632		Assa Abloy AB (Class B)	80,481,482
1,874,256		SKF AB (B Shares)	53,528,801

		TOTAL SWEDEN	201,387,113

SWITZERLAND - 12.5%
1,932,100		Adecco S.A.	125,142,921
163,833		Bellevue Group AG.	6,056,962
111,155		Burckhardt Compression Holding AG.	31,556,716
84,082		Givaudan S.A.	83,316,931
863,710	a	Tecan Group AG.	73,515,994

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	MATURITY DATE	VALUE

1,576,355	*	UBS AG. (Switzerland)		$28,223,616

		TOTAL SWITZERLAND		347,813,140

TAIWAN - 1.0%
8,024,000		Formosa Plastics Corp		27,342,241

		TOTAL TAIWAN		27,342,241

UNITED KINGDOM - 14.0%
13,942,427		ICAP plc		120,063,914
1,205,601		Imperial Tobacco Group plc		34,413,370
1,244,622		Reckitt Benckiser Group plc		67,648,154
125,041		Rio Tinto plc		8,587,319
6,044,802		Smiths Group plc		131,698,472
1,025,384		Tullow Oil plc		21,815,152

		TOTAL UNITED KINGDOM		384,226,381

		TOTAL COMMON STOCKS		2,687,688,136

		(Cost $2,314,722,411)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.3%
GOVERNMENT AGENCY DEBT - 5.3%
$145,800,000		Federal Home Loan Bank	02/01/11	145,800,000

		TOTAL GOVERNMENT AGENCY DEBT		145,800,000

		TOTAL SHORT-TERM INVESTMENTS		145,800,000

		(Cost $145,800,000)

		TOTAL INVESTMENTS - 102.8%		2,833,488,136
		(Cost $2,460,522,411)
		OTHER ASSETS & LIABILITIES, NET - (2.8)%		(77,814,217)

		NET ASSETS - 100.0%		$2,755,673,919

	*	Non-income producing.
	a	Affiliated Holding

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2011

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$787,533,633	28.6%
MATERIALS	591,860,138	21.5
CONSUMER DISCRETIONARY	348,931,780	12.6
HEALTH CARE	271,060,328	9.9
CONSUMER STAPLES	257,270,101	9.3
FINANCIALS	241,413,729	8.7
INFORMATION TECHNOLOGY	79,610,923	2.9
UTILITIES	63,005,479	2.3
ENERGY	47,002,025	1.7
SHORT - TERM INVESTMENTS	145,800,000	5.3
OTHER ASSETS & LIABILITIES, NET	(77,814,217)	(2.8)

NET ASSETS	$2,755,673,919	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

EQUITY LINKED NOTES - 2.3%

INDIA - 2.3%
$4,900,000	*,g,m	Morgan Stanley, MSCI India Total Return Index	0.060%	03/03/11	$5,075,665

		TOTAL INDIA			5,075,665

		TOTAL EQUITY LINKED NOTES			5,075,665

		(Cost $4,900,000)

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.9%

AUSTRALIA - 0.6%
26,110	*	Aston Resources Pty Ltd	219,608
177,567	*	Dart Energy Ltd	194,080
31,752	*	Karoon Gas Australia Ltd	238,120
15,725		Kingsgate Consolidated Ltd	146,064
271,282	*	Pan Australian Resources Ltd	220,603
10,847	*	Riversdale Mining Ltd	171,058
22,524	*	Sandfire Resources NL	159,258

		TOTAL AUSTRALIA	1,348,791

BRAZIL - 13.9%
50,600		Aliansce Shopping Centers S.A.	394,613
14,200		Amil Participacoes S.A.	137,064
1,224	*	Banco Bradesco S.A.	22,616
79,900		Banco Bradesco S.A.(Pref)	1,476,301
44,000		Banco do Brasil S.A.	785,530
31,300		Banco do Estado do Rio Grande do Sul	307,940
101,100		Banco Itau Holding Financeira S.A.	2,158,521
38,600		Banco Santander Brasil S.A.	447,607
127,300		BM&FBOVESPA S.A.	889,676
31,000		BR Malls Participacoes S.A.	282,672
16,448		BR Properties S.A.	165,472
9,700		Bradespar S.A.	266,045
5,200	*	Braskem S.A.	65,415
500	*	Brazil Insurance Participco	565,104
3,800		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	143,114
19,500		Companhia de Concessoes Rodoviarias	538,459
7,300		Companhia de Saneamento Basico do Estado de Sao Paulo	178,674
12,900		Companhia Energetica de Minas Gerais	212,040
10,300		Companhia Energetica de Sao Paulo (Class B)	175,915
9,700		Companhia Hering	148,967
36,400		Companhia Siderurgica Nacional S.A.	604,865

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

136,700		Companhia Vale do Rio Doce	$4,680,905
18,000		Cosan SA Industria e Comercio	281,076
28,100		EcoRodovias Infraestrutura e Logistica S.A.	219,143
60,500		Empresa Brasileira de Aeronautica S.A.	490,693
13,800		Estacio Participacoes S.A.	198,686
6,100	*	Fertilizantes Fosfatados S.A.	69,711
11,700		Fleury S.A.	175,470
14,500		Gafisa S.A.	88,812
18,200		Gol Linhas Aereas Inteligentes S.A.	259,961
10,600	*	Hypermarcas S.A.	126,161
25,400		Localiza Rent A Car	381,697
19,900		Lojas Americanas S.A.	159,849
7,700		Lojas Renner S.A.	223,570
12,000		Metalurgica Gerdau S.A.	183,497
17,300		Mills Estruturas e Servicos de	216,801
33,300	*	MMX Mineracao e Metalicos S.A.	199,966
7,300		Multiplan Empreendimentos Imobiliarios S.A.	140,092
9,500		Natura Cosmeticos S.A.	243,349
30,600		OGX Petroleo e Gas Participacoes S.A.	315,922
135,600		PDG Realty S.A.	750,012
41,300		Perdigao S.A.	677,618
443,345		Petroleo Brasileiro S.A.	7,992,151
16,000		Porto Seguro S.A.	249,558
438,500		PT International Nickel Indonesia Tbk	225,099
15,000		Santos Brasil Participacoes S.A.	222,712
22,500		Satipel Industrial S.A.	215,963
15,400		SLC Agricola S.A.	182,829
2,600		Souza Cruz S.A.	124,186
4,200		Tam S.A. (Preference)	92,242
10,000		Tele Norte Leste Participacoes S.A. (Preference)	159,453
40,400		Tim Participacoes S.A.	149,293
2,000		Totvus S.A.	194,367
8,000		Tractebel Energia S.A.	123,819
4,900		Ultrapar Participacoes S.A.	309,235

		TOTAL BRAZIL	30,290,508

CAMBODIA - 0.1%
782,000		NagaCorp Ltd	168,925

		TOTAL CAMBODIA	168,925

CANADA - 0.3%
19,669	*,f	Gold Wheaton Gold Corp (GDR) (purchased 12/6/10, cost $189,389)	191,740
1,329		Niko Resources Ltd	129,403
6,546		Petrominerales Ltd	255,211

		TOTAL CANADA	576,354

CHILE - 1.1%
150,939		AES Gener S.A.	74,407
1,965,383		Banco Santander Chile S.A.	160,053
3,214		CAP S.A.	160,301
43,175		Centros Comerciales Sudamericanos S.A.	291,288

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

123,363		Empresa Nacional de Electricidad S.A.	$213,690
5,484		Empresa Nacional de Telecomunicaciones S.A.	93,065
2,953		Empresas CMPC S.A.	143,617
19,433		Empresas COPEC S.A.	333,199
21,038		Empresas La Polar S.A.	129,267
476,035		Enersis S.A.	198,020
5,830		Lan Airlines S.A.	163,848
9,719		SACI Falabella	97,150
3,201		Sociedad Quimica y Minera de Chile S.A. (Class B)	171,564
5,031		United Breweries Co, Inc	54,454
15,320		Vina Concha Y Toro S.A.	35,827

		TOTAL CHILE	2,319,750

CHINA - 16.0%
174,000		Agile Property Holdings Ltd	260,485
1,178,000	*	Agricultural Bank of China	582,844
214,000	*	Air China Ltd	221,950
95,000		Ajisen China Holdings Ltd	145,561
142,000		Alibaba.com Ltd	281,418
94,000		Angang New Steel Co Ltd	139,612
64,000		Anhui Conch Cement Co Ltd	298,141
2,052	*	Baidu, Inc (ADR)	222,909
2,488,000		Bank of China Ltd	1,299,634
242,000		Bank of Communications Co Ltd	232,051
29,000		Beijing Enterprises Holdings Ltd	170,615
890,000	*	Beijing Enterprises Water Group Ltd	351,613
385,200	*	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	883,377
438,000		China BlueChemical Ltd	363,644
601,000		China Citic Bank	394,105
261,000		China Coal Energy Co	384,995
152,000		China Communications Services Corp Ltd	93,181
2,625,090		China Construction Bank	2,319,930
493,000		China Dongxiang Group Co	216,037
508,000		China Life Insurance Co Ltd	1,980,933
118,621		China Merchants Holdings International Co Ltd	518,706
230,500		China Mobile Hong Kong Ltd	2,265,785
98,000		China National Building Material Co Ltd	246,098
188,000		China Oilfield Services Ltd	366,944
172,000		China Overseas Land & Investment Ltd	326,644
68,000		China Resources Enterprise	267,811
182,000		China Resources Gas Group Ltd	247,276
327,000		China Shanshui Cement Group Ltd	256,259
123,000		China Shenhua Energy Co Ltd	503,379
483,000	*	China Shipping Container Lines Co Ltd	224,800
86,000	m	China Shipping Development Co Ltd	104,458
251,000		China South Locomotive and Rolling Stock Corp	361,817
204,000		China State Construction International Holdings Ltd	201,741
598,000		China Telecom Corp Ltd	354,693
234,000		China Unicom Ltd	390,898
579,000	*	Chongqing Rural Commercial Bank	392,107

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings
524,000	*	Ltd	$249,117
57,000		Citic Pacific Ltd	154,149
1,002,000		CNOOC Ltd	2,230,400
282,500		COSCO Holdings	307,294
635,000		Country Garden Holdings Co Ltd	238,860
2,043	*	Ctrip.com International Ltd (ADR)	84,090
86,000		Dalian Port PDA Co Ltd	35,365
53,200		Dongfang Electric Co Ltd	226,241
344,000		Dongfeng Motor Group Co Ltd	611,510
275,000		Evergrande Real Estate Group	147,231
6,699	*	Focus Media Holding Ltd (ADR)	166,872
53,000		Golden Eagle Retail Group Ltd	146,068
200,250		Great Wall Motor Co Ltd	317,622
172,000		Guangzhou Automobile Group Co Ltd	222,340
247,000		Hidili Industry International Development Ltd	212,490
3,194,000		Industrial & Commercial Bank of China	2,390,425
238,000		Intime Department Store Group Co Ltd	348,924
325,140	*	Jiangsu Rongsheng Heavy Industry Group Co Ltd	296,088
31,000		Jiangxi Copper Co Ltd	99,926
243,500		KWG Property Holding Ltd	182,257
932,000		Lenovo Group Ltd	543,585
199,000		Little Sheep Group Ltd	123,737
4,020	*	Longtop Financial Technologies Ltd (ADR)	132,258
349,000		Lonking Holdings Ltd	204,315
189,000		Nine Dragons Paper Holdings Ltd	268,837
534,000		PCD Stores Ltd	168,871
131,500		Ping An Insurance Group Co of China Ltd	1,315,758
172,000		Shandong Weigao Group Medical Polymer Co Ltd	446,792
486,000		Shanghai Electric Group Co Ltd	293,436
8,550	*	ShangPharma Corp (ADR)	112,176
53,000	*	Sihuan Pharmaceutical Holdings	36,368
5,420	*	Sina Corp	462,055
410,000		Sinochem Hong Kong Holding Ltd	229,245
63,600		Sinopharm Group Co	225,938
70,500		Sinotruk Hong Kong Ltd	65,793
472,000	*	SITC International Co Ltd	306,326
2,962	*	Sohu.com, Inc	229,792
66,200		Tencent Holdings Ltd	1,727,598
134,000		Vinda International Holdings Ltd	126,247
437,000		Want Want China Holdings Ltd	364,451
458,000	*	West China Cement Ltd	162,945
8,981	*	WuXi PharmaTech Cayman, Inc (ADR)	153,216
80,000		Xinao Gas Holdings Ltd	240,492
79,000		Zhuzhou CSR Times Electric Co Ltd	305,148
83,200		ZTE Corp	331,151

		TOTAL CHINA	35,116,250

COLOMBIA - 0.6%
4,001		Almacenes Exito S.A.	49,281
18,805		BanColombia S.A.	272,110
3,484,955		Bolsa de Valores de Colombia	76,519

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

37,185		Cementos Argos S.A.	$227,813
215,667		Ecopetrol S.A.	458,523
9,360		Inversiones Argos S.A.	96,242
10,148		Suramericana de Inversiones S.A.	191,840

		TOTAL COLOMBIA	1,372,328

EGYPT - 0.3%
42,676		Commercial International Bank	264,514
21,659		Egyptian Financial Group-Hermes Holding	97,115
30,055		El Ezz Steel Co	81,737
5,073		Orascom Construction Industries	196,275
101,207	*	Talaat Moustafa Group	112,804

		TOTAL EGYPT	752,445

GUERNSEY, C.I. - 0.1%
184,306		Raven Russia Ltd	196,328

		TOTAL GUERNSEY, C.I.	196,328

HONG KONG - 2.6%
154,200	*	AIA Group Ltd	424,232
268,000		AMVIG Holdings Ltd	200,312
367,000		Belle International Holdings Ltd	631,023
52,000		Cathay Pacific Airways Ltd	131,525
22,769	*	Charm Communications, Inc (ADR)	233,382
234,000	*	China Resources Cement Holdings Ltd	178,518
214,500		Dickson Concepts International Ltd	167,833
139,000	*	Galaxy Entertainment Group Ltd	214,938
408,000	*	Genting Hong Kong Ltd	182,556
1,025,000	*	GOME Electrical Appliances Holdings Ltd	389,111
198,000		Huabao International Holdings Ltd	294,456
36,000		Kingboard Chemical Holdings Ltd	205,828
212,000		Lee & Man Holding Ltd	236,519
56,000		Li & Fung Ltd	364,746
174,000		Noble Group Ltd	299,107
232,000		Prime Success International Group Ltd	223,720
420,000		SA SA International Holdings Ltd	230,153
218,000	*	SATERI HOLDINGS Ltd	215,018
448,000		Sino Biopharmaceutical	144,374
228,000		SJM Holdings Ltd	383,448
230,000		Trinity Ltd	209,038
101,000		United Laboratories Ltd	162,703

		TOTAL HONG KONG	5,722,540

INDIA - 5.6%
25,206		Adani Enterprises Ltd	310,818
11,053		Aditya Birla Nuvo Ltd	181,649
4,108		Bajaj Holdings and Investment Ltd	111,998
3,762		Bharat Electronics Ltd	143,784
17,517		Bhushan Steel Ltd	152,081
9,543		Cadila Healthcare Ltd	171,675
29,305	*	Coal India Ltd	194,271
8,240		Colgate-Palmolive India Ltd	148,068

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

28,733		Crompton Greaves Ltd	$174,777
52,466		Dhanalakshmi Bank Ltd	109,121
32,437		DLF Ltd	158,877
8,366		Dr Reddy’s Laboratories Ltd	295,683
18,638		Engineers India Ltd	115,127
45,184		Exide Industries Ltd	126,370
16,722		GAIL India Ltd	172,009
60,656	*	GMR Infrastructure Ltd	52,251
4,239		Grasim Industries Ltd	210,634
46,798	*	Hathway Cables and Datacom Pvt Ltd	132,693
14,473		HDFC Bank Ltd	646,810
47,480		Housing Development Finance Corp	652,019
54,414		ICICI Bank Ltd	1,220,204
25,988		Infosys Technologies Ltd	1,768,047
27,804		Infrastructure Development Finance Co Ltd	89,751
135,101		ITC Ltd	480,041
15,334		Jindal Steel & Power Ltd	222,477
7,499		JSW Steel Ltd	148,593
10,675		Kotak Mahindra Bank Ltd	89,921
4,708		Larsen & Toubro Ltd	168,697
23,363		Mahindra & Mahindra Ltd	363,854
24,444		Opto Circuits India Ltd	130,657
14,929		Pantaloon Retail India Ltd	93,741
41,121	*	Prestige Estates Projects Ltd	134,667
10,569	*	Ranbaxy Laboratories Ltd	125,856
22,078		Reliance Industries Ltd	442,817
28,223		Shopper’s Stop Ltd	218,239
1,955		Shree Cement Ltd	71,259
38,053		Sintex Industries Ltd	118,485
18,223		Strides Arcolab Ltd	165,021
27,938		Sun Pharmaceuticals Industries Ltd	268,978
37,952		Tata Consultancy Services Ltd	960,178
189,884		Unitech Ltd	200,002
13,906		UTI Bank Ltd	377,687
49,309		ZEE Telefilms Ltd	123,941

		TOTAL INDIA	12,243,828

INDONESIA - 2.1%
914,000		Adaro Energy Tbk	229,388
1,403,500	*	Borneo Lumbung Energi & Metal	237,328
92,500		PT Astra International Tbk	503,658
572,000		PT Bank Central Asia Tbk	359,297
434,500		PT Bank Mandiri Persero Tbk	288,106
205,293		PT Bank Negara Indonesia	73,562
249,000	*	PT Excelcomindo Pratama	144,775
39,500		PT Gudang Garam Tbk	163,225
106,000	*	PT Harum Energy Indonesia Tbk	93,137
536,000	*	PT Indah Kiat Pulp and Paper Corp Tbk	94,000
38,000		PT Indo Tambangraya Megah	195,647
231,500		PT Indocement Tunggal Prakarsa Tbk	348,860
427,500		PT Indofood Sukses Makmur Tbk	223,105
440,000		PT Jasa Marga Tbk	146,352

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

3,061,875		PT Lippo Karawaci Tbk	$193,178
557,500		PT Perusahaan Gas Negara	262,149
102,000		PT Tambang Batubara Bukit Asam Tbk	223,837
165,000		PT United Tractors Tbk	392,266
106,000		Straits Asia Resources Ltd	217,124
446,000	*	Tower Bersama Infrastructure	119,535

		TOTAL INDONESIA	4,508,529

ISRAEL - 0.5%
18,693		Israel Chemicals Ltd	294,271
15,389		Teva Pharmaceutical Industries Ltd	839,442

		TOTAL ISRAEL	1,133,713

KOREA, REPUBLIC OF - 13.5%
4,426		Cheil Industries, Inc	475,261
1,384		CJ O Shopping Co Ltd	325,346
3,018	*	Daum Communications	217,223
803		DC Chemical Co Ltd	272,302
2,240		Dongbu Insurance Co Ltd	90,962
7,030		Dongkuk Steel Mill Co Ltd	225,736
688		Doosan Corp	102,818
3,800		Doosan Heavy Industries and Construction Co Ltd	267,737
12,650		Grand Korea Leisure Co Ltd	210,038
2,404		GS Engineering & Construction Corp	255,439
4,467		GS Holdings Corp	333,036
14,860		Hana Financial Group, Inc	590,618
6,990		Hanwha Chemical Corp	253,071
890		Honam Petrochemical Corp	288,188
33,240	*	Hynix Semiconductor, Inc	881,715
1,678		Hyundai Department Store Co Ltd	196,550
5,480		Hyundai Engineering & Construction Co Ltd	425,928
2,731		Hyundai Heavy Industries	1,185,203
23,470	*	Hyundai Hy Communications & Network Co	57,246
8,950		Hyundai Marine & Fire Insurance Co Ltd	234,895
2,907		Hyundai Mobis	671,901
9,965		Hyundai Motor Co	1,595,657
4,142		Hyundai Steel Co	515,591
10,150		Industrial Bank Of Korea	154,235
20,750		KB Financial Group, Inc	1,070,786
820		KCC Corp	249,989
17,486		Kia Motors Corp	856,700
3,953		KIWOOM Securities Co Ltd	218,402
5,030		Korea Investment Holdings Co Ltd	227,344
3,206		Korean Air Lines Co Ltd	208,385
3,715		LG Chem Ltd	1,397,963
4,968		LG Corp	378,298
5,542		LG Electronics, Inc	579,510
1,183		LG Household & Health Care Ltd	430,246
13,290		LG.Philips LCD Co Ltd	451,941
1,342		Ncsoft	231,364
5,938	*	Neowiz Games Corp	256,103
2,228	*	NHN Corp	397,389

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

1,753		POSCO	$712,267
5,545		Samsung Card Co	274,266
9,178		Samsung Corp	586,802
3,893		Samsung Electro-Mechanics Co Ltd	452,700
7,141		Samsung Electronics Co Ltd	6,269,698
1,983		Samsung Engineering Co Ltd	350,186
2,241		Samsung Fire & Marine Insurance Co Ltd	463,535
11,040		Samsung Heavy Industries Co Ltd	421,667
2,209		Samsung Life Insurance Co Ltd	203,513
3,359		Samsung Securities Co Ltd	265,653
3,375		Samsung Techwin Co Ltd	283,258
1,995		SFA Engineering Corp	105,510
25,009		Shinhan Financial Group Co Ltd	1,110,150
2,625		SK Corp	389,820
3,837		SK Energy Co Ltd	703,736
1,600		Woongjin Coway Co Ltd	49,857

		TOTAL KOREA, REPUBLIC OF	29,423,734

MACAU - 0.2%
172,400	*	Sands China Ltd (purchased 8/31/10, cost $278,270)	428,003

		TOTAL MACAU	428,003

MALAYSIA - 3.1%
137,800		Alliance Financial Group BHD	143,550
119,100		AMMB Holdings BHD	258,721
74,500		Asiatic Development BHD	206,216
58,200		Boustead Holdings BHD	106,544
264,300		Bumiputra-Commerce Holdings BHD	726,127
48,200		Bursa Malaysia BHD	131,418
23,100		Digi.Com BHD	193,160
187,600		Gamuda BHD	234,177
184,400		Genting BHD	644,201
18,400		Hong Leong Credit BHD	52,872
222,000		IGB Corp BHD	154,187
107,700		IJM Corp BHD	230,503
193,400		IOI Corp BHD	363,616
337,500		JCY International BHD	85,324
91,200	m	JobStreet Corp BHD	85,197
122,000		KLCC Property Holdings BHD	135,524
68,300		KrisAssets Holdings BHD	85,222
35,600		Kuala Lumpur Kepong BHD	248,962
77,900		Lafarge Malayan Cement BHD	200,098
207,100		Malayan Banking BHD	591,405
79,300		Malaysia Airports Holdings BHD	158,781
230,800		Malaysian Resources Corp BHD	166,684
21,807		Parkson Holdings BHD	40,344
70,400	*	Petronas Chemicals Group BHD	140,501
59,800		Public Bank BHD (Foreign)	261,741
84,000		RHB Capital BHD	232,299
61,500		Sime Darby BHD	184,970
127,900		SP Setia BHD	268,339
270,500	*	TM International BHD	426,030

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

103,300		WCT BHD	$109,681

		TOTAL MALAYSIA	6,866,394

MEXICO - 4.8%
33,000		Alfa S.A. de C.V. (Class A)	359,406
1,180,300		America Movil S.A. de C.V. (Series L)	3,361,584
673,000	*	Cemex S.A. de C.V.	635,774
105,500	*	Compartamos SAB de C.V.	212,374
33,100	*	Corp GEO S.A. de C.V. (Series B)	113,508
66,700	*	Empresas ICA Sociedad Controladora S.A. de C.V.	168,798
115,700		Fomento Economico Mexicano S.A. de C.V.	613,932
56,000	*	Genomma Lab Internacional S.A. de C.V.	141,812
31,000		Grupo Carso S.A. de C.V. (Series A1)	89,313
44,800	*	Grupo Comercial Chedraui S.a. DE C.V.	138,414
143,200		Grupo Financiero Banorte S.A. de C.V.	637,205
247,400		Grupo Mexico S.A. de C.V. (Series B)	966,677
37,500		Grupo Modelo S.A. (Series C)	231,133
172,500		Grupo Televisa S.A.	831,003
9,405		Industrias Penoles S.A. de C.V.	311,797
31,000	*	Inmuebles Carso SAB de C.V.	32,965
76,400		Mexichem SAB de C.V.	272,763
38,300	*	Minera Frisco SAB de C.V.	163,764
4,724	*	NII Holdings, Inc (Class B)	198,314
34,100	*	Urbi Desarrollos Urbanos S.A. de C.V	82,530
307,700		Wal-Mart de Mexico S.A. de C.V. (Series V)	854,793

		TOTAL MEXICO	10,417,859

PERU - 0.6%
28,419		Bolsa de Valores de Lima S.A.	116,959
58,142		Cementos Lima S.A.	98,862
11,047		Compania de Minas Buenaventura S.A. (ADR) (Series B)	452,927
2,796		Credicorp Ltd (NY)	291,511
81,630		Ferreyros S.A.	132,612
37,879		Grana y Montero S.A.	88,886
5,143	f	Intergroup Financial Services Corp (purchased 8/31/10, cost $132,867)	180,005

		TOTAL PERU	1,361,762

PHILIPPINES - 1.3%
232,200		Aboitiz Power Corp	146,185
672,700		Alliance Global Group, Inc	174,718
542,600		Ayala Land, Inc	181,069
172,060		Banco de Oro Universal Bank	197,837
133,220		Bank of the Philippine Islands	155,182
44,120	*	Cebu Air, Inc	97,624
95,700		International Container Term Services, Inc	92,086
257,200		JG Summit Holdings (Series B)	110,712
1,826,000	f	Megaworld Corp (purchased 12/6/10, cost $104,097)	87,104
1,202,000		Metro Pacific Investments Corp	100,254
205,539		Metropolitan Bank & Trust	301,951
530,000	*	Nickel Asia Corp	233,827
2,195		Philippine Long Distance Telephone Co	121,824
11,780		Philippine Stock Exchange, Inc	95,872

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

511,600		Robinsons Land Corp	$163,058
16,030		SM Investments Corp	170,406
694,800		SM Prime Holdings	162,984
181,700		Universal Robina	143,545

		TOTAL PHILIPPINES	2,736,238

POLAND - 1.3%
5,414		Bank Pekao S.A.	322,425
22,197	*	Getin Holding S.A.	96,389
11,486		KGHM Polska Miedz S.A.	672,250
6,061	*	Orbis S.A.	76,299
1,523		PBG S.A.	108,263
71,570		Polish Oil & Gas Co	90,588
26,671		Powszechna Kasa Oszczednosci Bank Polski S.A.	382,198
4,061		Powszechny Zaklad Ubezpieczen S.A.	488,452
55,386		Telekomunikacja Polska S.A.	324,184
7,244		TVN S.A.	41,994
7,307	*	Warsaw Stock Exchange	122,617

		TOTAL POLAND	2,725,659

RUSSIA - 6.3%
5,232	f	AFK Sistema (GDR) (purchased 8/31/10, cost $135,263)	120,145
13,572		CTC Media, Inc	300,077
16,357	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/6/10, cost $456,937)	495,617
6,594	*,f	Evraz Group S.A. (GDR) (purchased 12/6/10, cost $238,639)	261,373
102,661		Gazprom (ADR)	2,718,754
10,537	f	Globaltrans Investment plc (GDR) (purchased 8/31/10, cost $159,202)	174,470
19,212		LUKOIL (ADR)	1,177,277
18,066	f	Magnit OAO (GDR) (purchased 8/31/10, cost $443,215)	472,819
1,273	*,f	Mail.ru (GDR) (purchased 11/5/10, cost $35,950)	45,319
14,736		Mechel Steel Group OAO (ADR)	464,626
36,571		MMC Norilsk Nickel (ADR)	927,292
16,834		Mobile TeleSystems (ADR)	321,697
8,167	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $695,964)	922,218
8,618	*,f	Pharmstandard (GDR) (purchased 8/31/10, cost $211,963)	258,288
5,078		Polyus Gold Co (ADR)	171,187
143,284	f	Rosneft Oil Co (GDR) (purchased 8/31/10, cost $994,051)	1,225,746
6,200	f	Sberbank (GDR) (purchased 9/29/10, cost $2,026,395)	2,351,379
13,650	f	Severstal (GDR) (purchased 10/4/10, cost $219,002)	246,893
11,318		Tatneft (ADR)	402,799
12,367	*,f	TMK OAO (GDR) (purchased 8/31/10, cost $199,513)	248,826
5,704	f	Uralkali (GDR) (purchased 1/26/11, cost $165,069)	216,028
5,858	*,f	X 5 Retail Group NV (GDR) (purchsed 8/31/10, cost $216,135)	248,826

		TOTAL RUSSIA	13,771,656

SINGAPORE - 0.4%
109,000	*	Indofood Agri Resources Ltd	214,334
269,000	*	Mewah International, Inc	235,504
138,000		Petra Foods Ltd	173,729

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

72,000		SembCorp Marine Ltd	$305,116

		TOTAL SINGAPORE	928,683

SOUTH AFRICA - 5.5%
52,223		African Bank Investments Ltd	265,589
6,473		African Rainbow Minerals Ltd	189,695
4,174	*	Anglo Platinum Ltd	410,052
24,982		AngloGold Ashanti Ltd	1,073,825
8,804		Aspen Pharmacare Holdings Ltd	104,359
15,082		Bidvest Group Ltd	321,924
78		Capitec Bank Holdings Ltd	1,660
29,574		Clicks Group Ltd	163,630
32,615		Discovery Holdings Ltd	170,979
94,724		FirstRand Ltd	257,367
14,543		Foschini Ltd	160,799
37,471		Gold Reef Resorts Ltd	95,156
47,675		Growthpoint Properties Ltd	113,798
13,147		Harmony Gold Mining Co Ltd	143,032
35,793		Impala Platinum Holdings Ltd	1,019,043
11,728		Imperial Holdings Ltd	180,208
8,225		Kumba Iron Ore Ltd	516,052
7,431		Massmart Holdings Ltd	147,484
13,628		Mr Price Group Ltd	107,804
99,123		MTN Group Ltd	1,698,867
25,664		Naspers Ltd (N Shares)	1,336,085
51,155		Network Healthcare Holdings Ltd	102,821
102,514		Sanlam Ltd	388,092
31,244		Sasol Ltd	1,515,455
48,710		Standard Bank Group Ltd	714,026
8,312		Tiger Brands Ltd	215,041
22,735		Truworths International Ltd	201,737
12,804		Vodacom Group Pty Ltd	124,778
47,538		Woolworths Holdings Ltd	155,698

		TOTAL SOUTH AFRICA	11,895,056

SWITZERLAND - 0.1%
16,691		ING Vysya Bank Ltd	110,394

		TOTAL SWITZERLAND	110,394

TAIWAN - 9.3%
405,000		Advanced Semiconductor Engineering, Inc	502,771
45,000		Asustek Computer, Inc	403,639
514,000		AU Optronics Corp	502,375
101,000		Catcher Technology Co Ltd	416,527
286,000		Cathay Financial Holding Co Ltd	528,736
85,000		China Life Insurance Co Ltd (Taiwan)	88,722
262,000		China Steel Corp	303,972
617,000		Chinatrust Financial Holding Co	523,716
210,400		Chunghwa Telecom Co Ltd	643,611
135,000		Coretronic Corp	228,595
111,000		Delta Electronics, Inc	512,015
111,000		E.Sun Financial Holding Co Ltd	75,486

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

155,000		Far Eastern Department Stores Co Ltd	$274,932
282,000		Far Eastern Textile Co Ltd	478,242
190,000		Far EasTone Telecommunications Co Ltd	284,489
294,000		First Financial Holding Co Ltd	269,042
133,000		Formosa Chemicals & Fibre Corp	483,823
3,000		Formosa International Hotels Corp	52,000
267,000		Formosa Plastics Corp	909,818
240,000		Fubon Financial Holding Co Ltd	333,394
519,000		Fuhwa Financial Holdings Co Ltd	418,218
50,000		High Tech Computer Corp	1,680,801
481,000		Hon Hai Precision Industry Co, Ltd	2,052,134
17,000		Largan Precision Co Ltd	463,818
32,000		MediaTek, Inc	434,084
537,000		Mega Financial Holding Co Ltd	434,591
214,000		Nan Ya Plastics Corp	589,940
70,000		Polaris Securities Co Ltd	48,874
36,000		President Chain Store Corp	153,318
351,336	*	Shin Kong Financial Holding Co Ltd	177,284
168,000		Siliconware Precision Industries Co	236,231
59,000		Synnex Technology International Corp	155,160
231,000	*	Taishin Financial Holdings Co Ltd	133,436
86,000		Taiwan Fertilizer Co Ltd	321,834
1,430,000		Taiwan Semiconductor Manufacturing Co Ltd	3,718,503
10,000	*	TPK HOLDING CO Ltd	244,528
204,000		Unimicron Technology Corp	421,923
276,000		Uni-President Enterprises Corp	377,449
634,000		Yageo Corp	331,024

		TOTAL TAIWAN	20,209,055

THAILAND - 1.9%
151,300		AAPICO Hitech PCL	68,101
46,300		Advanced Info Service PCL	120,357
525,800		Amata Corp PCL (Foreign)	234,042
134,500		Asian Property Development PCL (ADR)	25,558
780,200		Asian Property Development PCL (Foreign)	148,255
95,400		Bangkok Bank PCL (Foreign Reg)	466,055
56,100		Bank of Ayudhya PCL	44,877
12,400		Banpu PCL	295,419
151,700		BEC World PCL (Foreign)	155,379
114,600		CP Seven Eleven PCL	143,136
128,500		Glow Energy PCL	167,765
1,535,400	*	Italian-Thai Development PCL (ADR)	181,395
14,500		Kasikornbank PCL	54,196
26,400		Kasikornbank PCL - NVDR	98,674
49,800		Kasikornbank PCL (Foreign)	191,061
95,000		Krung Thai Bank PCL	48,737
362,900		Minor International PCL (Foreign)	127,446
273,100		Preuksa Real Estate PCL (Foreign)	146,398
65,000		PTT Exploration & Production PCL	339,277
38,900		PTT PCL	423,695
16,100		Siam Cement PCL reg	174,159
75,600		Siam Commercial Bank PCL	230,857

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

157,600	*	Tisco Bank PCL	$170,513
700		Tisco Financial Group PCL (ADR)	757

		TOTAL THAILAND	4,056,109

TURKEY - 1.6%
11,373		Anadolu Efes Biracilik Ve Malt Sanayii AS	140,284
6,154		BIM Birlesik Magazalar AS	197,728
40,496	*	Boyner Buyuk Magazacilik	94,692
5,212		Coca-Cola Icecek AS	58,435
204,262	*	Emlak Konut Gayrimenkul Yatiri	361,560
22,981	*	Eregli Demir ve Celik Fabrikalari TAS	72,268
10,683		Ford Otomotiv Sanayi AS	88,685
17,378		Haci Omer Sabanci Holding AS	74,214
88,875		KOC Holding AS	364,437
138,159	*	Sinpas Gayrimenkul Yatirim Ortakligi AS	184,453
18,174		Tofas Turk Otomobil Fabrik	98,366
5,488		Tupras Turkiye Petrol Rafine	142,650
55,025		Turk Hava Yollari	177,363
119,158		Turkiye Garanti Bankasi AS	532,637
16,036		Turkiye Halk Bankasi AS	127,185
121,047		Turkiye Is Bankasi (Series C)	381,955
140,921	*	Yapi ve Kredi Bankasi	412,177

		TOTAL TURKEY	3,509,089

UKRAINE - 0.3%
3,745	*	MHP S.A. (GDR)	72,428
5,664	*,f	MHP S.A. (GDR) (purchased 11/22/10, cost $97,861)	110,109
25,078	*,f,g	MHP S.A. 144A (GDR) (purchased 12/8/10, cost $414,490)	485,009

		TOTAL UKRAINE	667,546

UNITED KINGDOM - 0.7%
4,198		Anglo American plc	203,920
3,073		Anglo American plc (London)	150,663
20,443		Antofagasta plc	460,200
27,896	*,f,g	O’Key Group S.A. 144A (GDR) (purchased 11/2/10, cost $306,856)	350,095
13,587		Standard Chartered plc (Hong Kong)	353,512

		TOTAL UNITED KINGDOM	1,518,390

UNITED STATES - 0.2%
11,266	*	General Motors Co	411,096

		TOTAL UNITED STATES	411,096

		TOTAL COMMON STOCKS	206,787,012

		(Cost $192,336,514)

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.6%
BRAZIL - 0.6%
47,000	*	Ambev Cia De Bebidas Das		$1,262,863

		TOTAL BRAZIL		1,262,863

		TOTAL PREFERRED STOCKS		1,262,863

		(Cost $1,131,791)

RIGHTS / WARRANTS - 0.0%
HONG KONG - 0.0%
1,500		Kingboard Chemical Holdings Ltd (CW)		1,516

		TOTAL HONG KONG		1,516

THAILAND - 0.0%
13,300		Minor International PCL Warrants		1,076

		TOTAL THAILAND		1,076

		TOTAL RIGHTS / WARRANTS		2,592

		(Cost $1,740)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 2.0%
$4,370,000		Federal Home Loan Bank	02/01/11	4,370,000

		TOTAL GOVERNMENT AGENCY DEBT		4,370,000

		TOTAL SHORT-TERM INVESTMENTS		4,370,000

		(Cost $4,370,000)

		TOTAL INVESTMENTS - 99.8%		217,498,132
		(Cost $202,740,045)
		OTHER ASSETS & LIABILITIES, NET - 0.2%		516,561

		NET ASSETS - 100.0%		$218,014,693

		Abbreviation(s):
		ADR - American Depositary Receipt
		GDR - Global Depositary Receipt
		NVDR - Non Voting Depository Receipt

	*	Non-income producing.
	f	Restricted security. At January 31, 2011, the value of these securities amounted to $8,692,009 or 4.0% of net assets.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At January 31, 2011 the value of these securities amounted to $5,910,769 or 2.71% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$55,379,979	25.4%
MATERIALS	31,122,639	14.2
INFORMATION TECHNOLOGY	28,759,116	13.2
ENERGY	26,418,063	12.2
INDUSTRIALS	20,101,891	9.2
CONSUMER DISCRETIONARY	20,294,966	9.0
CONSUMER STAPLES	12,446,297	6.1
TELECOMMUNICATION SERVICES	11,590,183	5.3
HEALTH CARE	4,198,693	1.9
UTILITIES	2,816,305	1.3
SHORT - TERM INVESTMENTS	4,370,000	2.0
OTHER ASSETS & LIABILITIES, NET	516,561	0.2

NET ASSETS	$218,014,693	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 3.3%
291,088	*	Ford Motor Co	$4,642,854
818,935		Johnson Controls, Inc	31,438,915

		TOTAL AUTOMOBILES & COMPONENTS	36,081,769

CAPITAL GOODS - 13.3%
172,697		Boeing Co	11,998,988
172,550		Caterpillar, Inc	16,739,075
97,393		Cummins, Inc	10,311,971
163,100		Danaher Corp	7,512,386
444,123		Emerson Electric Co	26,149,962
170,155	*	Jacobs Engineering Group, Inc	8,740,862
120,551		Parker Hannifin Corp	10,778,465
189,060		Precision Castparts Corp	27,033,689
144,636		Roper Industries, Inc	11,236,771
35,652		Schneider Electric S.A.	5,550,788
129,309		United Technologies Corp	10,512,822

		TOTAL CAPITAL GOODS	146,565,779

CONSUMER DURABLES & APPAREL - 3.0%
292,559		Burberry Group plc	5,027,783
165,880		Jarden Corp	5,623,332
63,024		LVMH Moet Hennessy Louis Vuitton S.A.	9,834,792
84,622	*	Pandora AS	5,401,074
118,791		Phillips-Van Heusen Corp	6,933,831

		TOTAL CONSUMER DURABLES & APPAREL	32,820,812

CONSUMER SERVICES - 4.5%
102,508		Darden Restaurants, Inc	4,829,152
225,760	*	Las Vegas Sands Corp	10,495,582
266,699	*	Orient-Express Hotels Ltd (Class A)	3,243,060
4,193,600	*	Sands China Ltd	10,411,097
81,160		Sotheby’s (Class A)	3,270,748
393,766		Starbucks Corp	12,415,442
84,454		Starwood Hotels & Resorts Worldwide, Inc	4,980,252

		TOTAL CONSUMER SERVICES	49,645,333

DIVERSIFIED FINANCIALS - 5.3%
58,648		BlackRock, Inc	11,613,476
409,816		Blackstone Group LP	6,446,406
416,982		Charles Schwab Corp	7,526,525
59,487		Goldman Sachs Group, Inc	9,733,263
138,200		iShares Russell 1000 Growth Index Fund	8,105,430
244,293		JPMorgan Chase & Co	10,978,527
77,305		Lazard Ltd (Class A)	3,225,165

		TOTAL DIVERSIFIED FINANCIALS	57,628,792

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

ENERGY - 8.6%
170,880		Anadarko Petroleum Corp	$13,171,430
205,696		Cenovus Energy, Inc	7,119,139
130,122	*	Concho Resources, Inc	12,524,243
206,402		Crescent Point Energy Corp	9,120,975
241,413		National Oilwell Varco, Inc	17,840,421
117,652		Occidental Petroleum Corp	11,374,595
260,174		Schlumberger Ltd	23,152,884

		TOTAL ENERGY	94,303,687

FOOD & STAPLES RETAILING - 1.4%
215,822		Costco Wholesale Corp	15,504,652

		TOTAL FOOD & STAPLES RETAILING	15,504,652

FOOD BEVERAGE & TOBACCO - 0.7%
142,041		InBev NV	7,837,413

		TOTAL FOOD BEVERAGE & TOBACCO	7,837,413

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
92,172	*	Edwards Lifesciences Corp	7,769,178
367,580	*	Express Scripts, Inc	20,705,781
219,187	*	Hologic, Inc	4,366,205
63,324	*	Intuitive Surgical, Inc	20,447,953

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	53,289,117

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
195,845		Estee Lauder Cos (Class A)	15,765,523

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,765,523

MATERIALS - 3.3%
124,380		Air Products & Chemicals, Inc	10,852,155
154,635		Christian Hansen Holding	3,296,572
132,477		Dow Chemical Co	4,700,284
80,325		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,735,344
67,590		Walter Energy, Inc	8,804,949

		TOTAL MATERIALS	36,389,304

MEDIA - 4.6%
1,013,799	*	Interpublic Group of Cos, Inc	10,837,511
248,784		Viacom, Inc (Class B)	10,336,975
747,387		Walt Disney Co	29,050,933

		TOTAL MEDIA	50,225,419

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
149,766		Allergan, Inc	10,574,977
346,708	*	Celgene Corp	17,865,863
88,504		Novo Nordisk AS (ADR)	10,012,458
466,277		Warner Chilcott plc	11,185,985
433,798	*	Watson Pharmaceuticals, Inc	23,650,667

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	73,289,950

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 3.2%
143,422	*	Amazon.com, Inc	$24,330,108
25,141	*	Priceline.com, Inc	10,773,421

		TOTAL RETAILING	35,103,529

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
372,017		Applied Materials, Inc	5,836,947
227,280		Broadcom Corp (Class A)	10,248,055
102,500	*	First Solar, Inc	15,844,450
361,834	*	Marvell Technology Group Ltd	6,878,464
1,032,099	*	Micron Technology, Inc	10,878,323
378,114	*	ON Semiconductor Corp	4,178,160

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	53,864,399

SOFTWARE & SERVICES - 13.8%
148,498	*	Akamai Technologies, Inc	7,175,423
201,955	*	Autodesk, Inc	8,215,529
205,149	*	Baidu, Inc (ADR)	22,285,336
82,078	*	Google, Inc (Class A)	49,276,348
568,596	*	Intuit, Inc	26,684,211
374,721	*	Nuance Communications, Inc	7,618,078
469,216	*	Red Hat, Inc	19,388,005
17,496	*	VMware, Inc (Class A)	1,496,258
569,523	*	Yahoo!, Inc	9,180,711

		TOTAL SOFTWARE & SERVICES	151,319,899

TECHNOLOGY HARDWARE & EQUIPMENT - 15.7%
159,966	*	Apple, Inc	54,279,664
311,426	*	EMC Corp	7,751,393
210,228	*	Finisar Corp	7,000,592
309,405		Hewlett-Packard Co	14,136,714
741,225	*	Juniper Networks, Inc	27,514,272
290,437	*	NetApp, Inc	15,895,617
295,656	*	Polycom, Inc	12,964,516
603,969		Qualcomm, Inc	32,692,842

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	172,235,610

TRANSPORTATION - 1.4%
273,676	*	Swift Transportation Co, Inc	3,910,830
147,781		United Parcel Service, Inc (Class B)	10,584,075

		TOTAL TRANSPORTATION	14,494,905

		TOTAL COMMON STOCKS	1,096,365,892

		(Cost $955,410,620)

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 1.5%
$16,805,000		Federal Home Loan Bank	02/01/11	$16,805,000

				16,805,000

		TOTAL SHORT-TERM INVESTMENTS		16,805,000

		(Cost $16,805,000)

		TOTAL INVESTMENTS - 101.5%		1,113,170,892
		(Cost $972,215,620)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%		(16,461,098)

		NET ASSETS - 100.0%		$1,096,709,794

		Abbreviation(s):
		ADR - American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.7%

AUTOMOBILES & COMPONENTS - 1.2%
1,194,534	*	American Axle & Manufacturing Holdings, Inc	$17,081,836
68,038	*	General Motors Co	2,482,707
75,134	*	Visteon Corp	5,277,412

		TOTAL AUTOMOBILES & COMPONENTS	24,841,955

BANKS - 6.2%
336,436		Fifth Third Bancorp	5,002,803
536,592	*	First Horizon National Corp	6,079,587
1,852,765		Huntington Bancshares, Inc	13,414,019
151,856	*	MGIC Investment Corp	1,274,072
165,268		PNC Financial Services Group, Inc	9,916,080
205,057		TCF Financial Corp	3,063,552
869,484		US Bancorp	23,476,068
1,885,053		Wells Fargo & Co	61,113,418

		TOTAL BANKS	123,339,599

CAPITAL GOODS - 8.5%
202,027		Boeing Co	14,036,836
522,060		CAE, Inc	6,636,864
296,502		Danaher Corp	13,656,883
987,358	*	FIAT Industrial SpA	13,362,953
1,927,537		General Electric Co	38,820,595
44,247		Goodrich Corp	4,009,663
295,194		Harsco Corp	9,525,910
253,359		Honeywell International, Inc	14,190,637
138,546		L-3 Communications Holdings, Inc	10,841,225
1,023,279		Masco Corp	13,630,077
129,674		SPX Corp	10,163,848
341,155		Textron, Inc	8,968,965
715,083	*	USG Corp	11,598,646

		TOTAL CAPITAL GOODS	169,443,102

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
301,216	*	Accor Services	7,202,740
210,909		Waste Connections, Inc	6,110,034

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,312,774

CONSUMER DURABLES & APPAREL - 1.7%
291,079		Jarden Corp	9,867,578
234,903		Newell Rubbermaid, Inc	4,521,883
2,498,415	*	Pulte Homes, Inc	19,712,494

		TOTAL CONSUMER DURABLES & APPAREL	34,101,955

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.5%
105,520	*	Las Vegas Sands Corp	$4,905,625
862,760	*	Orient-Express Hotels Ltd (Class A)	10,491,161
97,622		Sotheby’s (Class A)	3,934,167
125,444	*	WMS Industries, Inc	5,262,376
2,272,400		Wynn Macau Ltd	6,329,796

		TOTAL CONSUMER SERVICES	30,923,125

DIVERSIFIED FINANCIALS - 10.8%
523,125		AMMB Holdings BHD	1,136,384
3,488,418		Bank of America Corp	47,895,979
170,738		Bank of New York Mellon Corp	5,332,148
31,209		BlackRock, Inc	6,180,006
887,802		Blackstone Group LP	13,965,125
7,030,645	*	Citigroup, Inc	33,887,709
14,281		CME Group, Inc	4,406,545
319,706		Discover Financial Services	6,582,747
432,423	*	E*Trade Financial Corp	7,160,925
134,211		Goldman Sachs Group, Inc	21,959,605
799,289		JPMorgan Chase & Co	35,920,048
327,972		Legg Mason, Inc	10,865,712
388,861		Morgan Stanley	11,432,513
135,620		State Street Corp	6,336,166
165,007		Utilities Select Sector SPDR F	5,234,022

		TOTAL DIVERSIFIED FINANCIALS	218,295,634

ENERGY - 10.8%
196,120		Anadarko Petroleum Corp	15,116,930
122,856		Apache Corp	14,664,092
169,392		Baker Hughes, Inc	11,605,046
90,314		Cabot Oil & Gas Corp	3,759,772
261,708		Cenovus Energy, Inc	9,057,714
24,500		Chesapeake Energy Corp	723,485
337,255		Chevron Corp	32,015,616
532,438	*	Cobalt International Energy, Inc	7,214,535
70,821	*	Concho Resources, Inc	6,816,521
181,841	*,g,m	Crescent Point Energy Corp 144A	8,035,616
146,250	*	Denbury Resources, Inc	2,976,188
43,756	*	Devon Energy Corp	3,880,720
358,914		El Paso Corp	5,699,554
179,244		Ensco International plc (ADR)	9,740,119
54,792		Exxon Mobil Corp	4,420,619
425,906		Marathon Oil Corp	19,463,904
264,848		Occidental Petroleum Corp	25,605,504
56,432		Questar Market Resources, Inc	2,293,396
3,279		Southern Union Co	87,615
76,711	*	Southwestern Energy Co	3,030,085
9,767		Spectra Energy Corp	256,188
900,725	*	Weatherford International Ltd	21,365,197
190,151	*	Western Refining, Inc	2,316,039
221,140		Williams Cos, Inc	5,968,569

		TOTAL ENERGY	216,113,024

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.7%
620,446		CVS Corp	$21,219,254
128,253		Kroger Co	2,744,614
182,417		Wal-Mart Stores, Inc	10,228,121

		TOTAL FOOD & STAPLES RETAILING	34,191,989

FOOD BEVERAGE & TOBACCO - 4.6%
174,392		Altria Group, Inc	4,099,956
108,130		Coca-Cola Co	6,795,971
327,805		General Mills, Inc	11,401,058
833,736		Kraft Foods, Inc (Class A)	25,487,309
40,201		Lorillard, Inc	3,024,723
655,162		PepsiCo, Inc	42,133,468

		TOTAL FOOD BEVERAGE & TOBACCO	92,942,485

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
3,326,540	*	Boston Scientific Corp	23,219,249
743,174	*	Hologic, Inc	14,804,026
183,858		McKesson Corp	13,820,606
949,428		UnitedHealth Group, Inc	38,974,019

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	90,817,900

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
849,455		Procter & Gamble Co	53,626,094
144,289		Reckitt Benckiser Group plc	7,842,449

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	61,468,543

INSURANCE - 5.4%
190,783		ACE Ltd	11,750,325
1,213	*	Aegon NV	8,976
3,344,400	*	AIA Group Ltd	9,201,052
314,284		Allstate Corp	9,786,804
157,984		Axis Capital Holdings Ltd	5,621,071
122,389		Chubb Corp	7,089,995
304,611	*	Genworth Financial, Inc (Class A)	4,133,571
168,261		Lincoln National Corp	4,852,647
64,960		Max Capital Group Ltd	1,399,888
465,019		Metlife, Inc	21,283,920
61,610		PartnerRe Ltd	5,044,627
368,259		Prudential Financial, Inc	22,651,610
70,223		RenaissanceRe Holdings Ltd	4,608,033
21,233		Transatlantic Holdings, Inc	1,092,438

		TOTAL INSURANCE	108,524,957

MATERIALS - 3.2%
97,738		Ashland, Inc	5,674,668
200,781		Dow Chemical Co	7,123,710
75,864		Du Pont (E.I.) de Nemours & Co	3,844,788
288,027	*	Ferro Corp	4,441,376
277,332	*	Georgia Gulf Corp	7,385,352

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

64,717		Schnitzer Steel Industries, Inc (Class A)	$3,993,039
325,776		Sonoco Products Co	11,581,337
127,911		Walter Energy, Inc	16,662,966
124,017	*	WR Grace & Co	4,401,363

		TOTAL MATERIALS	65,108,599

MEDIA - 2.9%
589,278		Comcast Corp (Class A)	13,406,075
118,065		DISH Network Corp (Class A)	2,492,352
377,062		News Corp (Class A)	5,663,471
299,474		Viacom, Inc (Class B)	12,443,145
601,255		Walt Disney Co	23,370,781

		TOTAL MEDIA	57,375,824

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
397	*	Affymax, Inc	2,644
90,468	*	Amgen, Inc	4,982,977
1,396,146	*	Biovitrum AB	7,986,235
470,931		Johnson & Johnson	28,147,546
114,902		Lonza Group AG.	9,056,637
353,695		Merck & Co, Inc	11,732,063
255,525	*	Mylan Laboratories, Inc	5,917,959
2,819,061		Pfizer, Inc	51,363,291
327,647	*	Vanda Pharmaceuticals, Inc	2,624,452
513,437		Warner Chilcott plc	12,317,354
374,467	*	Watson Pharmaceuticals, Inc	20,415,941

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	154,547,099

REAL ESTATE - 1.8%
10,028		Boston Properties, Inc	946,342
1,296,287		Chimera Investment Corp	5,444,405
125,144		General Growth Properties, Inc	1,853,383
471,952		Kimco Realty Corp	8,537,612
32,727		Plum Creek Timber Co, Inc	1,370,279
74,311		Rayonier, Inc	4,399,954
19,732		Regency Centers Corp	850,647
9,000		Simon Property Group, Inc	913,050
74,554		SL Green Realty Corp	5,424,549
175,821		Starwood Property Trust, Inc	3,957,731
1,326,087	*	Unitech Corporate Parks plc	589,990
19,873		Vornado Realty Trust	1,750,613

		TOTAL REAL ESTATE	36,038,555

RETAILING - 0.8%
640,204		Lowe’s Cos, Inc	15,877,060
151,001	*	Talbots, Inc	824,465

		TOTAL RETAILING	16,701,525

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
17,343	*	Inphi Corp	328,303
422,636		Intel Corp	9,069,769

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

765,959	*	Micron Technology, Inc	$8,073,208
1,281,786	*	RF Micro Devices, Inc	8,613,602
13,750,045		Solomon Systech International Ltd	858,149
234,803	*	Spansion, Inc	4,667,884
270,666	*	Verigy Ltd	3,610,684

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	35,221,599

SOFTWARE & SERVICES - 5.3%
101,262	*	Alliance Data Systems Corp	7,163,274
988,710	*	AOL, Inc	23,254,459
294,759	*	Autonomy Corp plc	7,065,898
335,785		CA, Inc	7,991,683
116,640		DST Systems, Inc	5,547,398
613,141	*	eBay, Inc	18,614,961
6,629	*	Fortinet, Inc	254,885
79,955		Global Payments, Inc	3,777,074
184,707	*	GSI Commerce, Inc	4,255,649
505,171		Microsoft Corp	14,005,866
867,977	*	Yahoo!, Inc	13,991,789

		TOTAL SOFTWARE & SERVICES	105,922,936

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
404,144	*	AU Optronics Corp (ADR)	3,879,783
116,068	*	Ciena Corp	2,556,978
140,515		Corning, Inc	3,120,838
160,359	*	JDS Uniphase Corp	2,721,292
86,625	*	Motorola Mobility Holdings, Inc	2,414,239
99,000	*	Motorola, Inc	3,838,230
760,353	*	Seagate Technology, Inc	10,644,942
518,369	*	Smart Technologies, Inc (Class A)	4,883,036
86,839	*	Western Digital Corp	2,954,263
1,533,770		Xerox Corp	16,288,637

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	53,302,238

TELECOMMUNICATION SERVICES - 4.9%
1,177,315		AT&T, Inc	32,399,709
220,290		Frontier Communications Corp	2,020,059
1,164,759		Qwest Communications International, Inc	8,304,732
169,000		Softbank Corp	5,808,935
3,083,188	*	Sprint Nextel Corp	13,936,010
1,023,373		Verizon Communications, Inc	36,452,546

		TOTAL TELECOMMUNICATION SERVICES	98,921,991

TRANSPORTATION - 1.2%
142,053		Con-way, Inc	4,832,643
520,713	*	Swift Transportation Co, Inc	7,440,989
508,539		UTI Worldwide, Inc	11,137,004

		TOTAL TRANSPORTATION	23,410,636

UTILITIES - 4.7%
110,993		American Electric Power Co, Inc	3,960,230

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	MATURITY DATE	VALUE

559,411		Centerpoint Energy, Inc		$9,034,488
194,022		Constellation Energy Group, Inc		6,257,210
22,249		Entergy Corp		1,605,710
109,347		Exelon Corp		4,648,341
259,309		FirstEnergy Corp		10,144,169
122,066		NextEra Energy, Inc		6,525,648
278,214		NV Energy, Inc		3,997,935
156,009		PG&E Corp		7,220,097
650,734		Public Service Enterprise Group, Inc		21,103,304
56,432		Questar Corp		983,610
4,438,255	*	RRI Energy, Inc		18,374,375
42,791		Sempra Energy		2,228,127
59,292		Xcel Energy, Inc		1,397,512

		TOTAL UTILITIES		97,480,756

		TOTAL COMMON STOCKS		1,962,348,800

		(Cost $1,805,517,292)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 2.2%
$44,650,000		Federal Home Loan Bank	02/01/11	44,650,000

				44,650,000

		TOTAL SHORT-TERM INVESTMENTS		44,650,000

		(Cost $44,650,000)

		TOTAL INVESTMENTS - 99.9%		2,006,998,800
		(Cost $1,850,167,292)
		OTHER ASSETS & LIABILITIES, NET - 0.1%		2,370,093

		NET ASSETS - 100.0%		$2,009,368,893

		Abbreviation(s):
		ADR - American Depositary Receipt
		SPDR - Standard & Poor’s Depository Receipts

	*	Non-income producing.
	b	In bankruptcy.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At January 31, 2011 the value of these securities amounted to $8,035,616 or 0.40% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

BANKS - 1.3%
773,890		CapitalSource, Inc	$5,974,431
1,471,664		Huntington Bancshares, Inc	10,654,847

		TOTAL BANKS	16,629,278

CAPITAL GOODS - 13.8%
151,738		Cooper Industries plc	9,295,470
199,216		Cummins, Inc	21,092,991
277,384	*	DigitalGlobe, Inc	8,518,463
88,791		Flowserve Corp	11,097,987
111,976		Goodrich Corp	10,147,265
158,404		ITT Industries, Inc	9,333,164
165,370	*	Jacobs Engineering Group, Inc	8,495,057
148,390		Joy Global, Inc	12,936,640
192,873		KBR, Inc	6,191,223
100,888	*	Middleby Corp	8,253,647
344,607	*	Quanta Services, Inc	8,177,524
100,200		Regal-Beloit Corp	6,687,348
143,235		Roper Industries, Inc	11,127,927
328,549	*	Sensata Technologies Holding BV	10,352,579
77,566		Snap-On, Inc	4,392,563
126,747		Timken Co	5,959,644
158,652		TransDigm Group, Inc	12,292,356
205,280		Trinity Industries, Inc	5,725,259

		TOTAL CAPITAL GOODS	170,077,107

COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
68,984	*	Clean Harbors, Inc	6,211,319
280,144	*	Higher One Holdings, Inc	5,328,339
98,354		Manpower, Inc	6,350,718
210,648		Republic Services, Inc	6,496,385
51,607	*	Stericycle, Inc	4,050,633
22,600	*	Tetra Tech, Inc	523,077
207,953	*	Verisk Analytics, Inc	7,035,050

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,995,521

CONSUMER DURABLES & APPAREL - 7.8%
225,997		Coach, Inc	12,224,178
76,861	*	Deckers Outdoor Corp	5,640,829
101,588	*	Fossil, Inc	7,217,827
300,191	*	Hanesbrands, Inc	6,910,397
282,215		Hasbro, Inc	12,442,859
566,035	*	Iconix Brand Group, Inc	11,235,795
261,316		Jarden Corp	8,858,612
292,574		Newell Rubbermaid, Inc	5,632,050

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

143,364	*	Pandora AS	$9,150,333
172,009		Tupperware Corp	7,869,412
169,739	*	Warnaco Group, Inc	8,670,268

		TOTAL CONSUMER DURABLES & APPAREL	95,852,560

CONSUMER SERVICES - 1.9%
172,989		Darden Restaurants, Inc	8,149,512
277,211	*	Gaylord Entertainment Co	9,242,215
139,278	*	WMS Industries, Inc	5,842,712

		TOTAL CONSUMER SERVICES	23,234,439

DIVERSIFIED FINANCIALS - 5.9%
122,879	*	Affiliated Managers Group, Inc	12,512,769
358,752	*	Financial Engines, Inc	8,136,495
67,554	*	Green Dot Corp	4,249,822
566,486		iShares Russell Midcap Growth Index Fund	32,686,242
293,813		Lazard Ltd (Class A)	12,257,878
50,165	*	Portfolio Recovery Associates, Inc	3,618,903

		TOTAL DIVERSIFIED FINANCIALS	73,462,109

ENERGY - 5.1%
295,732	*	Cobalt International Energy, Inc	4,007,169
147,134	*	Concho Resources, Inc	14,161,647
193,469		Crescent Point Energy Corp	8,549,461
30,443	*,g,m	Crescent Point Energy Corp 144A	1,345,287
492,048	*	Denbury Resources, Inc	10,013,177
117,786		Saipem S.p.A.	5,885,185
123,913		Schlumberger Ltd	11,027,018
369,927		Tullow Oil plc	7,870,236

		TOTAL ENERGY	62,859,180

FOOD & STAPLES RETAILING - 0.3%
77,853		Whole Foods Market, Inc	4,025,779

		TOTAL FOOD & STAPLES RETAILING	4,025,779

FOOD BEVERAGE & TOBACCO - 1.1%
137,205		Dr Pepper Snapple Group, Inc	4,861,173
94,834	*	Hansen Natural Corp	5,371,398
47,296		Lorillard, Inc	3,558,551

		TOTAL FOOD BEVERAGE & TOBACCO	13,791,122

HEALTH CARE EQUIPMENT & SERVICES - 7.6%
96,905	*	Air Methods Corp	4,965,412
153,657	*	Edwards Lifesciences Corp	12,951,749
122,272	*	Emergency Medical Services Corp (Class A)	8,253,360
205,017	*	Hanger Orthopedic Group, Inc	4,213,099
148,588	*	Humana, Inc	8,613,646
43,701	*	Intuitive Surgical, Inc	14,111,489
200,000	*,m	MBF Healthcare Acquisition Corp	0
249,796	*	MedAssets, Inc	4,903,495
154,334	*	Pediatrix Medical Group, Inc	10,209,195

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

316,889	*	Resmed, Inc	$9,978,835
202,265	*	Sirona Dental Systems, Inc	8,861,230
323,524	*	Thoratec Corp	7,631,931

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	94,693,441

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
132,893		Herbalife Ltd	8,681,900
234,311		Nu Skin Enterprises, Inc (Class A)	7,048,075

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,729,975

MATERIALS - 7.6%
152,677		Albemarle Corp	8,574,340
96,664		Aptargroup, Inc	4,645,672
153,235		Ashland, Inc	8,896,824
116,416		Barrick Gold Corp	5,530,924
87,470		Cytec Industries, Inc	4,770,614
285,364		Ecolab, Inc	14,179,738
61,923		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,734,126
156,549		International Flavors & Fragrances, Inc	8,931,120
93,939		Schnitzer Steel Industries, Inc (Class A)	5,796,036
90,516		Schweitzer-Mauduit International, Inc	5,427,339
500,105	*	STR Holdings, Inc	9,141,919
84,976		Walter Energy, Inc	11,069,824

		TOTAL MATERIALS	93,698,476

MEDIA - 1.9%
192,380	*	Discovery Communications, Inc (Class C)	6,533,225
1,237,445	*	Interpublic Group of Cos, Inc	13,228,287
109,972	*	Lamar Advertising Co (Class A)	4,051,368

		TOTAL MEDIA	23,812,880

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
160,528	*	Dendreon Corp	5,624,901
126,725	*	Hospira, Inc	6,999,022
283,243	*	Human Genome Sciences, Inc	6,871,475
126,989	*	Illumina, Inc	8,805,417
195,829	*	Life Technologies Corp	10,631,557
194,536	*	Vertex Pharmaceuticals, Inc	7,565,505
476,595		Warner Chilcott plc	11,433,514
160,783	*	Watson Pharmaceuticals, Inc	8,765,889

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	66,697,280

REAL ESTATE - 0.9%
193,312	*	Forest City Enterprises, Inc (Class A)	3,268,906
71,368		Public Storage, Inc	7,777,685

		TOTAL REAL ESTATE	11,046,591

RETAILING - 7.0%
195,207	*	Dick’s Sporting Goods, Inc	7,045,021
167,053	*	Kohl’s Corp	8,482,951
285,372	*	Liberty Media Holding Corp (Interactive A)	4,520,292

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

523,911	*	LKQ Corp	$12,657,690
283,564		Monro Muffler, Inc	9,380,297
148,343		Nordstrom, Inc	6,108,765
155,438	*	O'Reilly Automotive, Inc	8,833,542
20,371	*	Priceline.com, Inc	8,729,381
606,728	*	Sally Beauty Holdings, Inc	7,984,540
114,553		Tiffany & Co	6,658,966
159,478	*	Ulta Salon Cosmetics & Fragrance, Inc	5,907,065

		TOTAL RETAILING	86,308,510

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
277,248	*	Cavium Networks, Inc	10,962,386
95,080	*	First Solar, Inc	14,697,467
542,997	*	Marvell Technology Group Ltd	10,322,373
391,831	*	Micron Technology, Inc	4,129,899
158,156	*	Omnivision Technologies, Inc	4,085,169
265,620	*	Skyworks Solutions, Inc	8,438,747
22,037	*	Zoran Corp	209,131

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	52,845,172

SOFTWARE & SERVICES - 15.9%
189,717	*	Akamai Technologies, Inc	9,167,125
111,739	*	Alliance Data Systems Corp	7,904,417
159,407	*	Amadeus IT Holding S.A.	3,351,785
253,547	*	Ancestry.com, Inc	9,026,273
223,539	*	Ansys, Inc	11,724,621
434,144	*	Ariba, Inc	12,195,105
200,904	*	BMC Software, Inc	9,583,121
191,389	*	Check Point Software Technologies	8,526,380
76,878	*	Equinix, Inc	6,797,553
195,457	*	Fortinet, Inc	7,515,322
562,319	*	Nuance Communications, Inc	11,431,945
178,348	*	QLIK Technologies, Inc	4,139,457
262,607	*	Rackspace Hosting, Inc	8,799,961
400,000	*	Radiant Systems, Inc	7,300,000
218,443	*	Red Hat, Inc	9,026,065
470,216	*	SolarWinds, Inc	8,887,082
203,311		Solera Holdings, Inc	10,639,265
334,762	*	SuccessFactors, Inc	9,748,269
268,095	*	VeriFone Holdings, Inc	10,707,714
277,418	*	VistaPrint Ltd	14,048,447
676,005		Western Union Co	13,709,381

		TOTAL SOFTWARE & SERVICES	194,229,288

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
283,428	*	Aruba Networks, Inc	6,107,873
48,904	*	F5 Networks, Inc	5,300,216
329,709	*	Flir Systems, Inc	10,234,167
327,736	*	NetApp, Inc	17,936,991
237,300		Plantronics, Inc	8,400,420
252,186	*	Trimble Navigation Ltd	11,620,731

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	59,600,398

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.6%
242,047	*	Crown Castle International Corp	$10,207,122
229,242	*	SBA Communications Corp (Class A)	9,353,074

		TOTAL TELECOMMUNICATION SERVICES	19,560,196

TRANSPORTATION - 1.1%
114,849	*	Atlas Air Worldwide Holdings, Inc	5,835,478
306,592	*	UAL Corp	7,787,437

		TOTAL TRANSPORTATION	13,622,915

		TOTAL COMMON STOCKS	1,227,772,217

		(Cost $996,819,901)

		TOTAL INVESTMENTS - 99.6%	1,227,772,217
		(Cost $996,819,901)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	5,016,788

		NET ASSETS - 100.0%	$1,232,789,005

	*	Non-income producing.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At January 31, 2011 the value of these securities amounted to $1,345,287 or 0.11% of net assets.

	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 2.0%
475,000	*	American Axle & Manufacturing Holdings, Inc	$6,792,500
150,000		Autoliv, Inc	11,520,000
310,000		Cooper Tire & Rubber Co	7,086,600
260,000	*	Ford Motor Co	4,147,000
166,007	*	General Motors Co	6,057,595
90,000	*	Lear Corp (New)	9,506,700
80,000		Magna International, Inc - Class A (NY)	4,669,600

		TOTAL AUTOMOBILES & COMPONENTS	49,779,995

BANKS - 6.0%
255,000		Associated Banc-Corp	3,564,900
22,759	*	BankUnited	637,252
142,524		Capitol Federal Financial	1,737,368
355,000	*	CIT Group, Inc	16,929,950
360,000		Comerica, Inc	13,752,000
67,261		Cullen/Frost Bankers, Inc	3,886,341
1,152,623		Fifth Third Bancorp	17,139,504
656,089	*	First Horizon National Corp	7,433,488
430,000		Hudson City Bancorp, Inc	4,721,400
4,060,000		Huntington Bancshares, Inc	29,394,400
133,000		PNC Financial Services Group, Inc	7,980,000
1,270,000		Regions Financial Corp	9,017,000
505,000		SunTrust Banks, Inc	15,367,150
849,888		TCF Financial Corp	12,697,327
290,000		TFS Financial Corp	2,827,500
95,500		US Bancorp	2,578,500
180,000		Valley National Bancorp	2,435,400

		TOTAL BANKS	152,099,480

CAPITAL GOODS - 8.6%
130,000	*	AGCO Corp	6,591,000
195,000		Armstrong World Industries, Inc	7,918,950
142,500	*	Babcock & Wilcox Co	4,168,125
243,000		Cooper Industries plc	14,886,180
110,000		Cummins, Inc	11,646,800
40,000		Curtiss-Wright Corp	1,388,000
120,000		Eaton Corp	12,955,200
122,000	*	Foster Wheeler AG.	4,490,820
113,000		Goodrich Corp	10,240,060
255,000		Harsco Corp	8,228,850
378,000		Ingersoll-Rand plc	17,841,600
175,000		ITT Industries, Inc	10,311,000
53,000		Joy Global, Inc	4,620,540
665,000		KBR, Inc	21,346,500

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

740,000		Masco Corp	$9,856,800
36,000		Pall Corp	1,994,760
135,000		Parker Hannifin Corp	12,070,350
150,000		Pentair, Inc	5,425,500
75,000		Precision Castparts Corp	10,724,250
128,000		Rockwell Collins, Inc	8,209,920
220,000	*	Spirit Aerosystems Holdings, Inc (Class A)	5,196,400
360,000		Textron, Inc	9,464,400
44,176		Vallourec	4,801,095
195,000	*	WABCO Holdings, Inc	11,388,000

		TOTAL CAPITAL GOODS	215,765,100

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
42,000		Dun & Bradstreet Corp	3,567,900
469,763		Republic Services, Inc	14,487,491

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,055,391

CONSUMER DURABLES & APPAREL - 2.2%
600,000		DR Horton, Inc	7,434,000
80,000		Fortune Brands, Inc	4,934,400
227,000		Jarden Corp	7,695,300
77,000	*	Mohawk Industries, Inc	4,277,350
395,000		Newell Rubbermaid, Inc	7,603,750
7,100	*	NVR, Inc	5,431,500
190,000	*	Tempur-Pedic International, Inc	8,291,600
73,000		VF Corp	6,038,560
62,000		Whirlpool Corp	5,301,000

		TOTAL CONSUMER DURABLES & APPAREL	57,007,460

CONSUMER SERVICES - 1.2%
193,000		Darden Restaurants, Inc	9,092,230
419,031	*	Orient-Express Hotels Ltd (Class A)	5,095,417
110,000	*	Penn National Gaming, Inc	3,930,300
120,000	*	Royal Caribbean Cruises Ltd	5,388,000
115,000		Starwood Hotels & Resorts Worldwide, Inc	6,781,550

		TOTAL CONSUMER SERVICES	30,287,497

DIVERSIFIED FINANCIALS - 2.8%
215,000		Ameriprise Financial, Inc	13,254,750
165,000		Capital One Financial Corp	7,946,400
1,265,000		Discover Financial Services	26,046,350
210,000	*	E*Trade Financial Corp	3,477,600
590,000		Invesco Ltd	14,596,600
85,000		Jefferies Group, Inc	2,125,850
170,000		TD Ameritrade Holding Corp	3,471,400

		TOTAL DIVERSIFIED FINANCIALS	70,918,950

ENERGY - 11.0%
115,000		Anadarko Petroleum Corp	8,864,200
130,000		Baker Hughes, Inc	8,906,300
230,000		Berry Petroleum Co (Class A)	10,734,100

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

85,000		Cabot Oil & Gas Corp	$3,538,550
100,000	*	Cameron International Corp	5,330,000
250,000	*	Cobalt International Energy, Inc	3,387,500
214,000	*	Concho Resources, Inc	20,597,500
182,000		Crescent Point Energy Corp	8,042,642
60,059	*,g,m	Crescent Point Energy Corp 144A	2,654,028
300,000		Crude Carriers Corp	4,668,000
455,000	*	Denbury Resources, Inc	9,259,250
115,000	*	Dril-Quip, Inc	8,868,800
565,000		El Paso Corp	8,972,200
110,000		Ensco International plc (ADR)	5,977,400
73,000	*	FMC Technologies, Inc	6,862,000
360,000	*	Forest Oil Corp	13,968,000
32,000		Hess Corp	2,691,840
170,000		Massey Energy Co	10,686,200
285,000	*	McDermott International, Inc	5,922,300
97,000		Murphy Oil Corp	6,431,100
130,000	*	Nabors Industries Ltd	3,172,000
200,000		Noble Energy, Inc	18,220,000
230,000	*	Plains Exploration & Production Co	8,142,000
510,000	*	Pride International, Inc	16,575,000
186,590		Questar Market Resources, Inc	7,583,018
495,000	*	Rowan Cos, Inc	16,968,600
250,000		Southern Union Co	6,680,000
820,000		Spectra Energy Corp	21,508,600
218,213		Tullow Oil plc	4,642,504
1,400,000	*	Vantage Drilling Co	2,604,000
550,000	*	Weatherford International Ltd	13,046,000
140,000		Williams Cos, Inc	3,778,600

		TOTAL ENERGY	279,282,232

FOOD & STAPLES RETAILING - 0.3%
295,000		Kroger Co	6,313,000

		TOTAL FOOD & STAPLES RETAILING	6,313,000

FOOD BEVERAGE & TOBACCO - 4.9%
390,000		ConAgra Foods, Inc	8,708,700
120,000		Corn Products International, Inc	5,535,600
1,220,000		Del Monte Foods Co	23,131,200
265,000		H.J. Heinz Co	12,587,500
75,000		Hershey Co	3,501,750
145,000		Hormel Foods Corp	7,163,000
372,019		Lorillard, Inc	27,990,710
95,000	*	Ralcorp Holdings, Inc	5,814,000
250,000		Reynolds American, Inc	7,952,500
110,000		Sanderson Farms, Inc	4,522,100
580,000	*	Smithfield Foods, Inc	11,547,800
320,000		Tyson Foods, Inc (Class A)	5,264,000
310,000		Westway Group, Inc	1,255,500

		TOTAL FOOD BEVERAGE & TOBACCO	124,974,360

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.6%
965,000	*	Boston Scientific Corp	$6,735,700
107,000	*	DaVita, Inc	7,901,950
150,000	*	Edwards Lifesciences Corp	12,643,500
545,000	*	Health Net, Inc	15,548,850
605,000	*	Healthsouth Corp	13,685,100
800,000	*	Hologic, Inc	15,936,000
520,000	*	PSS World Medical, Inc	12,391,600
120,000		Universal Health Services, Inc (Class B)	5,052,000

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	89,894,700

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
710,000		Alberto-Culver Co	26,447,500
192,288		Nu Skin Enterprises, Inc (Class A)	5,784,023
225,000		Reckitt Benckiser Group plc	12,229,283

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	44,460,806

INSURANCE - 8.6%
150,000		ACE Ltd	9,238,500
205,000		AON Corp	9,376,700
115,000	*	Arch Capital Group Ltd	10,148,750
142,000		Aspen Insurance Holdings Ltd	4,267,100
375,000		Assurant, Inc	14,711,250
255,000		Axis Capital Holdings Ltd	9,072,900
116,373		Cincinnati Financial Corp	3,728,591
91,000		Everest Re Group Ltd	7,669,480
280,000	*	Genworth Financial, Inc (Class A)	3,799,600
103,000		Hanover Insurance Group, Inc	4,871,900
333,000		Hartford Financial Services Group, Inc	9,250,740
265,000		Lincoln National Corp	7,642,600
490,000		Marsh & McLennan Cos, Inc	13,661,200
330,000		Max Capital Group Ltd	7,111,500
154,000		PartnerRe Ltd	12,609,520
255,000		Principal Financial Group	8,356,350
420,000		Progressive Corp	8,320,200
236,000		Prudential Financial, Inc	14,516,360
195,000		RenaissanceRe Holdings Ltd	12,795,900
670,000		UnumProvident Corp	16,709,800
128,126		Validus Holdings Ltd	3,895,030
960,000		XL Capital Ltd	22,003,200

		TOTAL INSURANCE	213,757,171

MATERIALS - 8.1%
60,000		Airgas, Inc	3,760,200
145,000		Anglo American plc (London)	7,109,056
310,000		Ashland, Inc	17,998,600
145,877	*	Chemtura	2,434,687
254,718		Christian Hansen Holding	5,430,182
340,000	*	Crown Holdings, Inc	11,342,400
320,000		Cytec Industries, Inc	17,452,800
108,000		Eastman Chemical Co	10,028,880
650,000	*	Ferro Corp	10,023,000
62,533		FMC Corp	4,756,260

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

390,000	*	Georgia Gulf Corp	$10,385,700
398,172	*	Graham Packaging Co, Inc	6,940,138
1,000,000		MacArthur Coal Ltd	12,474,254
139,186		MeadWestvaco Corp	3,984,895
98,000		PPG Industries, Inc	8,259,440
117,000		Schnitzer Steel Industries, Inc (Class A)	7,218,900
210,000	*	Solutia, Inc	4,918,200
370,000		Temple-Inland, Inc	8,876,300
243,000		Walter Energy, Inc	31,655,610
540,000	*	WR Grace & Co	19,164,600

		TOTAL MATERIALS	204,214,102

MEDIA - 3.3%
370,000		Cablevision Systems Corp (Class A)	12,524,500
965,000		CBS Corp (Class B)	19,135,950
690,000		DISH Network Corp (Class A)	14,565,900
1,440,000	*	Interpublic Group of Cos, Inc	15,393,600
325,000	*	Liberty Global, Inc (Class A)	13,182,000
570,000		Pearson plc	9,379,889

		TOTAL MEDIA	84,181,839

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.8%
750,000	*	Biovitrum AB	4,290,150
135,594	*	Bruker BioSciences Corp	2,372,895
320,000	*	Forest Laboratories, Inc	10,323,200
205,000	*	Hospira, Inc	11,322,150
560,000		Laboratorios Almirall S.A.	6,474,318
220,000	*	Mylan Laboratories, Inc	5,095,200
465,000		PerkinElmer, Inc	11,894,700
197,000		Shire plc (ADR)	15,624,070
370,000		Warner Chilcott plc	8,876,300
310,000	*	Watson Pharmaceuticals, Inc	16,901,200

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	93,174,183

REAL ESTATE - 8.4%
290,000	*	American Assets Trust,Inc	6,174,100
1,103,441		Annaly Mortgage Management, Inc	19,674,353
225,000		Boston Properties, Inc	21,233,250
360,000		Brookfield Properties Corp	6,332,400
2,450,000		Chimera Investment Corp	10,290,000
350,000		Equity Residential	18,966,500
60,000		Essex Property Trust, Inc	6,960,000
250,000	*	Forestar Real Estate Group, Inc	4,665,000
500,000		General Growth Properties, Inc	7,405,000
750,000		Host Marriott Corp	13,882,500
325,000		Kilroy Realty Corp	12,395,500
570,000		Kimco Realty Corp	10,311,300
160,000		Macerich Co	7,785,600
100,000		Plum Creek Timber Co, Inc	4,187,000
63,000		Public Storage, Inc	6,865,740
90,000		Rayonier, Inc	5,328,900
90,000		Regency Centers Corp	3,879,900

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

128,000		SL Green Realty Corp	$9,313,280
130,000		Taubman Centers, Inc	6,805,500
245,000		Vornado Realty Trust	21,582,050
290,000		Weingarten Realty Investors	7,110,800

		TOTAL REAL ESTATE	211,148,673

RETAILING - 2.8%
41,209	*	Children’s Place Retail Stores, Inc	1,726,245
460,000		Foot Locker, Inc	8,215,600
180,000		Gap, Inc	3,468,600
470,000	*	Liberty Media Holding Corp (Interactive A)	7,444,800
565,000		Limited Brands, Inc	16,520,600
730,000		Macy’s, Inc	16,899,500
160,000		Nordstrom, Inc	6,588,800
315,000		RadioShack Corp	4,772,250
130,000		TJX Companies, Inc	6,160,700

		TOTAL RETAILING	71,797,095

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
110,000		Analog Devices, Inc	4,271,300
410,000	*	Fairchild Semiconductor International, Inc	7,298,000
144,131	*	Marvell Technology Group Ltd	2,739,930
191,633		Maxim Integrated Products, Inc	4,947,964
1,000,000	*	Micron Technology, Inc	10,540,000
350,000	*	Teradyne, Inc	5,838,000

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	35,635,194

SOFTWARE & SERVICES - 2.5%
114,000	*	Alliance Data Systems Corp	8,064,360
90,000	*	AOL, Inc	2,116,800
175,000		CA, Inc	4,165,000
110,000	*	CACI International, Inc (Class A)	6,103,900
253,655		Computer Sciences Corp	13,517,275
400,000		Earthlink, Inc	3,412,000
270,000	*	IAC/InterActiveCorp	7,638,300
250,000	*	Teradata Corp	10,747,500
384,000		Western Union Co	7,787,520

		TOTAL SOFTWARE & SERVICES	63,552,655

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
146,000	*	Arrow Electronics, Inc	5,518,800
65,559	*	Juniper Networks, Inc	2,433,550
569,988	*	Seagate Technology, Inc	7,979,832
450,000		Tellabs, Inc	2,385,000
267,000		Tyco Electronics Ltd	9,673,410
2,080,000		Xerox Corp	22,089,600

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	50,080,192

TELECOMMUNICATION SERVICES - 3.0%
448,000		CenturyTel, Inc	19,371,520
2,170,000		Frontier Communications Corp	19,898,900

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

145,000	*	NII Holdings, Inc (Class B)	$6,087,100
2,725,000		Qwest Communications International, Inc	19,429,250
2,330,000	*	Sprint Nextel Corp	10,531,600

		TOTAL TELECOMMUNICATION SERVICES	75,318,370

TRANSPORTATION - 2.7%
143,000	*	Alaska Air Group, Inc	8,471,320
690,000	*	AMR Corp	4,864,500
248,926		Baltic Trading Ltd	2,063,597
220,000		Con-way, Inc	7,484,400
287,792		Costamare, Inc	4,403,217
128,000		CSX Corp	9,036,800
55,000		FedEx Corp	4,967,600
195,000	*	Genco Shipping & Trading Ltd	2,254,200
130,000	*	Kansas City Southern Industries, Inc	6,497,400
50,000		Norfolk Southern Corp	3,059,500
531,844	*	Swift Transportation Co, Inc	7,600,051
384,000	*	UAL Corp	9,753,600

		TOTAL TRANSPORTATION	70,456,185

UTILITIES - 7.9%
195,000		Allegheny Energy, Inc	5,027,100
152,000		American Electric Power Co, Inc	5,423,360
239,516		American Water Works Co, Inc	6,107,658
850,000		Centerpoint Energy, Inc	13,727,500
350,000		CMS Energy Corp	6,825,000
290,000		Constellation Energy Group, Inc	9,352,500
200,000		DTE Energy Co	9,252,000
330,000		Edison International	11,972,400
78,000		Energen Corp	4,360,200
32,000		Entergy Corp	2,309,440
67,000		NextEra Energy, Inc	3,581,820
200,000		Northeast Utilities	6,584,000
380,000		NorthWestern Corp	10,731,200
300,000	*	NRG Energy, Inc	6,225,000
450,000		NV Energy, Inc	6,466,500
285,000		PG&E Corp	13,189,800
490,000		PPL Corp	12,637,100
360,000		Progress Energy, Inc	16,171,200
345,000		Public Service Enterprise Group, Inc	11,188,350
186,590		Questar Corp	3,252,264
375,000	*	RRI Energy, Inc	1,552,500
305,000		Sempra Energy	15,881,350
715,000		Xcel Energy, Inc	16,852,550

		TOTAL UTILITIES	198,670,792

		TOTAL COMMON STOCKS	2,510,825,422

		(Cost $2,075,711,416)

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 6,100,000	Federal Home Loan Bank	02/01/11	$6,100,000

			6,100,000

	TOTAL SHORT-TERM INVESTMENTS		6,100,000

	(Cost $6,100,000)

	TOTAL INVESTMENTS - 99.8%		2,516,925,422
	(Cost $2,081,811,416)
	OTHER ASSETS & LIABILITIES, NET - 0.2%		4,400,355

	NET ASSETS - 100.0%		$2,521,325,777

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At January 31, 2011 the value of these securities amounted to $2,654,028 or 0.11% of net assets.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.0%
447,937	*	American Axle & Manufacturing Holdings, Inc	$6,405,498
131,019		Cooper Tire & Rubber Co	2,995,094
277,651	*	Dana Holding Corp	4,975,506
386,677	*	Exide Technologies	3,715,966
80,196		Standard Motor Products, Inc	971,174
84,509		Superior Industries International, Inc	1,690,180
87,832	*	Tenneco, Inc	3,630,097
41,339	*	Tower International, Inc	738,728

		TOTAL AUTOMOBILES & COMPONENTS	25,122,243

BANKS - 5.9%
20,000		1st Source Corp	377,000
33,800		Berkshire Hills Bancorp, Inc	717,912
123,208		Brookline Bancorp, Inc	1,334,343
25,200		Cathay General Bancorp	436,212
10,700		Century Bancorp, Inc	288,258
44,700		Chemical Financial Corp	927,972
18,300		City Holding Co	636,840
70,220		Columbia Banking System, Inc	1,411,422
38,018		Community Bank System, Inc	961,095
80,656		CVB Financial Corp	667,832
70,000		Dime Community Bancshares	1,055,600
34,562	*	Doral Financial Corp	42,857
195,732		East West Bancorp, Inc	4,249,342
18,500	*	First Defiance Financial Corp	242,165
184,989		First Financial Bancorp	3,126,314
24,966		First Financial Bankshares, Inc	1,231,323
10,565		First Financial Holdings, Inc	109,453
27,100		First Interstate Bancsystem, Inc	352,029
26,400		First Merchants Corp	239,184
239,769		FirstMerit Corp	4,392,567
257,000		FNB Corp	2,595,700
2		Fulton Financial Corp	21
44,519		Hancock Holding Co	1,460,223
16,700		IBERIABANK Corp	947,224
10,211		Independent Bank Corp	277,535
126,379		International Bancshares Corp	2,397,410
30,209		Lakeland Bancorp, Inc	290,606
35,371		MainSource Financial Group, Inc	321,346
103,498		National Penn Bancshares, Inc	844,544
47,750		NBT Bancorp, Inc	1,106,845
196,742		NewAlliance Bancshares, Inc	2,941,293
275,795		Northwest Bancshares, Inc	3,230,938
20,100	*	Pinnacle Financial Partners, Inc	276,576

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

82,393		Prosperity Bancshares, Inc	$3,332,797
265,112		Provident Financial Services, Inc	3,883,890
261,971		Radian Group, Inc	1,880,952
18,618		Republic Bancorp, Inc (Class A)	355,418
13,529		SCBT Financial Corp	421,022
20,416	*	Signature Bank	1,066,532
31,643		Simmons First National Corp (Class A)	879,359
40,764		Southwest Bancorp, Inc	558,059
42,962		Sterling Bancorp	420,598
77,703	*	Sun Bancorp, Inc	321,690
118,199		Susquehanna Bancshares, Inc	1,129,982
134,715	*	SVB Financial Group	7,068,495
30,500	*	The Bancorp, Inc	286,700
30,100		Trico Bancshares	456,617
21,700		Trustmark Corp	520,583
98,667		UMB Financial Corp	4,010,814
62,760		Umpqua Holdings Corp	688,477
10,000		Union Bankshares Corp	122,200
207,201	*	United Community Banks, Inc	352,242
44,108		United Financial Bancorp, Inc	676,176
20,600		WesBanco, Inc	388,310
177,364	*	Western Alliance Bancorp	1,330,230
3,144		Whitney Holding Corp	41,847
66,948		Wilshire Bancorp, Inc	429,806
125,727		Wintrust Financial Corp	4,137,676

		TOTAL BANKS	74,250,453

CAPITAL GOODS - 9.5%
59,719		A.O. Smith Corp	2,556,570
67,739	*	AAR Corp	1,814,728
127,500		Actuant Corp (Class A)	3,535,575
38,279		Alamo Group, Inc	993,340
81,321	*	Altra Holdings, Inc	1,700,422
19,900	*	American Railcar Industries, Inc	377,503
15,285		American Science & Engineering, Inc	1,329,795
25,600		Ameron International Corp	1,765,632
42,969		Ampco-Pittsburgh Corp	1,070,358
85,600		Apogee Enterprises, Inc	1,094,824
168,521		Applied Industrial Technologies, Inc	5,335,375
191,704	*	Blount International, Inc	2,877,477
140,734		Briggs & Stratton Corp	2,810,458
31,674		Cascade Corp	1,490,895
66,998	*	Ceradyne, Inc	2,373,739
15,002	*	Chart Industries, Inc	544,873
44,989	*	Columbus McKinnon Corp	758,964
100,219		Cubic Corp	4,885,676
112,298		Curtiss-Wright Corp	3,896,741
34,319		Ducommun, Inc	753,645
34,060	*	DXP Enterprises, Inc	741,827
232,770	*,d	EMCOR Group, Inc	7,048,277
99,900	*	EnerSys	3,278,718
112,603	*	EnPro Industries, Inc	4,674,151

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

354,950	*	Force Protection, Inc	$1,966,423
82,779		Franklin Electric Co, Inc	3,400,562
342,715	*	GenCorp, Inc	1,758,128
91,625	*	GrafTech International Ltd	1,924,125
387,479		Great Lakes Dredge & Dock Corp	3,219,950
127,910		Heico Corp	6,688,414
56,556	*	Kadant, Inc	1,196,725
48,784		Kaman Corp	1,435,957
35,000		Kaydon Corp	1,354,850
45,190	*	Layne Christensen Co	1,427,100
33,940	*	LB Foster Co (Class A)	1,349,115
20,550		Lindsay Manufacturing Co	1,337,394
135,118		Mueller Industries, Inc	4,418,359
43,481		Nacco Industries, Inc (Class A)	4,358,970
3,938		Nordson Corp	363,517
34,100	*	Polypore International, Inc	1,641,915
53,385	*	Powell Industries, Inc	2,023,825
252,286		Quanex Building Products Corp	4,917,055
1,106		Seaboard Corp	2,214,212
47,700		Snap-On, Inc	2,701,251
46,997	*	Sterling Construction Co, Inc	604,381
27,039		Tennant Co	1,090,753
11,607		Titan International, Inc	220,533
59,300	*	Titan Machinery, Inc	1,436,839
184,665	*	United Rentals, Inc	4,921,322
39,300		Watts Water Technologies, Inc (Class A)	1,413,621
49,800		Woodward Governor Co	1,679,505

		TOTAL CAPITAL GOODS	118,774,364

COMMERCIAL & PROFESSIONAL SERVICES - 2.3%
128,450		Administaff, Inc	3,637,704
25,200	*	Advisory Board Co	1,246,392
198,462		Brink’s Co	5,358,474
71,553	*	Consolidated Graphics, Inc	3,581,228
86,309		Corporate Executive Board Co	3,353,968
4,887	*	CoStar Group, Inc	275,040
44,928	*	Exponent, Inc	1,649,756
126,490	*	SYKES Enterprises, Inc	2,464,025
101,204	*	Tetra Tech, Inc	2,342,367
195,004	*	TrueBlue, Inc	3,326,768
30,176		Viad Corp	710,041
15,015		VSE Corp	449,099

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	28,394,862

CONSUMER DURABLES & APPAREL - 3.8%
78,671		American Greetings Corp (Class A)	1,709,521
40,000	*	Arctic Cat, Inc	640,800
221,818	*	Beazer Homes USA, Inc	1,186,726
36,570		Blyth, Inc	1,229,483
262,785		Brunswick Corp	5,234,677
171,733	*	CROCS, Inc	2,814,704
63,016	*	Deckers Outdoor Corp	4,624,745

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

462,500	*	Eastman Kodak Co	$1,692,750
86,518	*	iRobot Corp	2,335,986
132,043	*	Jakks Pacific, Inc	2,283,023
80,577	*	Kenneth Cole Productions, Inc (Class A)	1,099,070
69,600		Polaris Industries, Inc	5,353,633
298,700	*	Quiksilver, Inc	1,335,189
116,009		Ryland Group, Inc	2,064,960
1,124,771	*	Standard-Pacific Corp	4,948,993
7,229		Sturm Ruger & Co, Inc	107,784
139,284	*	Timberland Co (Class A)	3,723,061
22,332	*	Universal Electronics, Inc	588,002
88,201	*	Warnaco Group, Inc	4,505,307

		TOTAL CONSUMER DURABLES & APPAREL	47,478,414

CONSUMER SERVICES - 3.1%
66,211	*	American Public Education, Inc	2,222,041
85,900	*	Buffalo Wild Wings, Inc	3,759,843
114,656	*	California Pizza Kitchen, Inc	1,835,643
38,985	*	Capella Education Co	2,231,891
43,700		CBRL Group, Inc	2,249,676
61,619	*	CEC Entertainment, Inc	2,276,822
82,874	*	Cheesecake Factory	2,445,612
163,403	*	Denny’s Corp	617,663
102,216	*	Domino’s Pizza, Inc	1,676,342
23,477	*	O’Charleys, Inc	162,461
46,740	*	Papa John’s International, Inc	1,341,438
120,066		PF Chang’s China Bistro, Inc	5,527,839
81,000	*	Pinnacle Entertainment, Inc	1,221,480
22,915	*	Pre-Paid Legal Services, Inc	1,508,724
68,143		Regis Corp	1,142,077
121,100		Sotheby’s (Class A)	4,880,330
1		Stewart Enterprises, Inc (Class A)	6
161,021		Universal Technical Institute, Inc	2,938,633
10,800	*	WMS Industries, Inc	453,060

		TOTAL CONSUMER SERVICES	38,491,581

DIVERSIFIED FINANCIALS - 2.7%
121,475		Advance America Cash Advance Centers, Inc	743,427
727,600	*	American Capital Ltd	5,944,491
205,760		BGC Partners, Inc (Class A)	1,666,656
454,117	*	Broadpoint Securities Group, Inc	964,999
83,683		Calamos Asset Management, Inc (Class A)	1,287,045
99,101		Cash America International, Inc	3,986,833
71,029	*	E*Trade Financial Corp	1,176,240
68,646		Evercore Partners, Inc (Class A)	2,217,266
21,331		GAMCO Investors, Inc (Class A)	948,803
52,884		Kayne Anderson Energy Development Co	933,403
118,500		MCG Capital Corp	805,800
112,006		Nelnet, Inc (Class A)	2,511,175
249,322	*	PHH Corp	5,956,303
88,498	*	Piper Jaffray Cos	3,699,216

		TOTAL DIVERSIFIED FINANCIALS	32,841,657

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 7.2%
243,951	*	Basic Energy Services, Inc	$4,454,545
77,435		Berry Petroleum Co (Class A)	3,613,891
113,939	*	Bristow Group, Inc	5,866,719
133,100	*	Cheniere Energy, Inc	972,961
21,632	*	Clayton Williams Energy, Inc	1,917,677
254,253	*	Cloud Peak Energy, Inc	5,789,341
247,706	*	Complete Production Services, Inc	6,920,905
23,212	*	Contango Oil & Gas Co	1,346,296
42,901	*	Dawson Geophysical Co	1,450,483
227,208	*	Energy XXI Bermuda Ltd	6,545,863
119,788	*	Goodrich Petroleum Corp	2,541,901
94,405	*	Green Plains Renewable Energy, Inc	1,052,616
74,251		Gulf Island Fabrication, Inc	2,010,717
627,403	*	Hercules Offshore, Inc	2,076,704
55,710	*	James River Coal Co	1,252,639
154,438	*	Oasis Petroleum, Inc	4,937,383
291,698	*	Pacific Asia Petroleum, Inc	522,139
154,377	*	Patriot Coal Corp	4,040,046
34,196	*	Petroleum Development Corp	1,556,260
333,527	*	Petroquest Energy, Inc	2,614,852
429,575	*	Pioneer Drilling Co	3,806,035
206,188		RPC, Inc	3,624,785
165,661	*	Stone Energy Corp	3,851,618
132,500	*	USEC, Inc	735,375
318,348		W&T Offshore, Inc	6,478,382
391,300	*	Western Refining, Inc	4,766,034
14,077	*	Westmoreland Coal Co	191,447
148,116		World Fuel Services Corp	5,560,275

		TOTAL ENERGY	90,497,889

FOOD & STAPLES RETAILING - 0.9%
108,517		Andersons, Inc	4,208,289
12,466		Casey’s General Stores, Inc	529,680
157,513	*	Pantry, Inc	2,625,742
672,400	*	Rite Aid Corp	860,672
17,100		Ruddick Corp	576,270
8,461		Village Super Market (Class A)	265,760
45,532		Weis Markets, Inc	1,799,880
98,300	*	Winn-Dixie Stores, Inc	627,154

		TOTAL FOOD & STAPLES RETAILING	11,493,447

FOOD BEVERAGE & TOBACCO - 0.9%
217,769	*	Alliance One International, Inc	834,055
70,500	*	Chiquita Brands International, Inc	1,087,110
7,430		Coca-Cola Bottling Co Consolidated	401,369
80,676	*	Darling International, Inc	1,093,160
104,400	*	Dole Food Co, Inc	1,459,512
31,552		J&J Snack Foods Corp	1,340,013
16,911		National Beverage Corp	227,453
96,100	*	Pilgrim’s Pride Corp	670,778

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

79,200		Sanderson Farms, Inc	$3,255,912

		TOTAL FOOD BEVERAGE & TOBACCO	10,369,362

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
160,652	*	Align Technology, Inc	3,346,381
58,003	*	Almost Family, Inc	1,936,720
119,430	*	Amedisys, Inc	4,071,369
34,504	*	American Medical Systems Holdings, Inc	673,518
20,550	*	AMERIGROUP Corp	1,076,204
94,774		Cantel Medical Corp	2,017,738
118,250	*	Catalyst Health Solutions, Inc	5,132,050
211,554	*	Continucare Corp	861,025
5,905	*	Cynosure, Inc (Class A)	64,453
64,702	*	DynaVox, Inc	339,686
44,700	*	Genoptix, Inc	1,115,712
112,422	*	Hanger Orthopedic Group, Inc	2,310,272
36,498	*	ICU Medical, Inc	1,425,612
116,591	*	Immucor, Inc	2,305,004
97,940	*	Insulet Corp	1,667,918
172,895		Invacare Corp	4,778,817
8,300	*	IRIS International, Inc	82,087
46,522	*	Kensey Nash Corp	1,125,832
284,249	*	Kindred Healthcare, Inc	5,318,298
36,432	*	Magellan Health Services, Inc	1,763,673
156,925	*	Medidata Solutions, Inc	3,915,279
153,427	*	Molina Healthcare, Inc	4,704,072
28,300	*	MWI Veterinary Supply, Inc	1,759,128
103,775	*	NxStage Medical, Inc	2,494,751
125,000	*	Omnicell, Inc	1,741,875
25,586	*	Orthofix International NV	731,760
148,288		Owens & Minor, Inc	4,378,945
324,095	*	PharMerica Corp	3,665,514
42,953	*	Providence Service Corp	611,221
103,603	*	Sirona Dental Systems, Inc	4,538,847
81,939	*	Skilled Healthcare Group, Inc (Class A)	880,025
60,482	*	SonoSite, Inc	2,029,776
60,036		STERIS Corp	2,090,454
761	*	Synovis Life Technologies, Inc	11,404
51,757	*	Triple-S Management Corp (Class B)	955,434
106,906		Universal American Financial Corp	2,158,432
69,404		West Pharmaceutical Services, Inc	2,775,466
159,559	*	Wright Medical Group, Inc	2,371,047

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	83,225,799

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
74,175	*	Central Garden and Pet Co (Class A)	703,179
40,403		Inter Parfums, Inc	720,790
64,483	*	Medifast, Inc	1,542,433
176,818		Nu Skin Enterprises, Inc (Class A)	5,318,686
147,004	*	Prestige Brands Holdings, Inc	1,622,924
78,195	*	Revlon, Inc (Class A)	761,619
26,186	*	USANA Health Sciences, Inc	992,973

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	11,662,604

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.5%
113,824		American Equity Investment Life Holding Co	$1,443,288
40,659	*	American Safety Insurance Holdings Ltd	815,620
36,637		Argo Group International Holdings Ltd	1,305,010
946,081	*	Conseco, Inc	5,988,693
106,556	*	Crawford & Co (Class B)	395,323
98,803		FBL Financial Group, Inc (Class A)	2,747,711
361,631		First American Financial Corp	5,608,897
178,216		Flagstone Reinsurance Holdings Ltd	2,184,928
51,387	*	Hallmark Financial Services	436,276
263,972		Horace Mann Educators Corp	4,561,436
81,974		Maiden Holdings Ltd	655,792
116,476		Max Capital Group Ltd	2,510,058
150,799		Meadowbrook Insurance Group, Inc	1,431,083
225,413		Montpelier Re Holdings Ltd	4,474,448
98,160	*	National Financial Partners Corp	1,244,669
150,701		Platinum Underwriters Holdings Ltd	6,660,983
77,727		Selective Insurance Group, Inc	1,381,986

		TOTAL INSURANCE	43,846,201

MATERIALS - 5.2%
42,100		Arch Chemicals, Inc	1,525,704
208,700		Boise, Inc	1,876,213
98,465	*	Brush Engineered Materials, Inc	3,444,306
11,564	*	Clearwater Paper Corp	914,481
201,674	*	Coeur d’Alene Mines Corp	4,715,138
4,761	*	Contango ORE, Inc	45,230
24,791		Domtar Corporation	2,179,873
52,600	*	Georgia Gulf Corp	1,400,738
240,810	*	Golden Star Resources Ltd	888,589
225,577	*	Hecla Mining Co	2,030,193
51,826		Kaiser Aluminum Corp	2,472,618
90,379		Minerals Technologies, Inc	5,695,685
17,939		NewMarket Corp	2,275,742
50,270	*	Noranda Aluminium Holding Corp	743,493
95,694	*	OM Group, Inc	3,462,209
227,536	*	Omnova Solutions, Inc	1,599,578
345,606	*	PolyOne Corp	4,544,719
76,800		Rock-Tenn Co (Class A)	5,126,400
42,410	*	Rockwood Holdings, Inc	1,721,422
80,263	*	Senomyx, Inc	477,565
32,391		Stepan Co	2,348,995
64,432	*	Thompson Creek Metals Co, Inc	872,409
104,600		Westlake Chemical Corp	4,050,112
100,400		Worthington Industries, Inc	1,907,600
193,590	*	WR Grace & Co	6,870,508

		TOTAL MATERIALS	63,189,520

MEDIA - 0.5%
52,500	*	AH Belo Corp (Class A)	425,775

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

31,652	*	Carmike Cinemas, Inc	$207,004
76,444	*	EW Scripps Co (Class A)	694,112
44,368	*	Global Sources Ltd	438,800
204,607	*	Journal Communications, Inc (Class A)	982,114
95,814		Scholastic Corp	2,848,549
66,540		World Wrestling Entertainment, Inc (Class A)	801,807

		TOTAL MEDIA	6,398,161

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
29,716	*	Acorda Therapeutics, Inc	652,266
107,268	*	Affymax, Inc	714,405
174,928	*	Affymetrix, Inc	848,401
56,500	*	Alkermes, Inc	729,415
81,303	*	AMAG Pharmaceuticals, Inc	1,447,193
362,566	*	Ariad Pharmaceuticals, Inc	2,311,358
195,115	*	Arqule, Inc	1,196,055
57,153	*	AVANIR Pharmaceuticals, Inc	231,470
8,884	*	Bruker BioSciences Corp	155,470
170,435	*	Caliper Life Sciences, Inc	1,097,602
94,800	*	Celera Corp	586,338
33,800	*	Cornerstone Therapeutics, Inc	196,716
139,518	*	Cubist Pharmaceuticals, Inc	3,061,025
284,748	*	Depomed, Inc	2,386,188
151,238	*	Emergent Biosolutions, Inc	3,212,295
107,000	*	Enzon Pharmaceuticals, Inc	1,198,400
402,231	*	Exelixis, Inc	3,487,343
28,211	*	Impax Laboratories, Inc	655,059
290,000	*	Incyte Corp	4,274,601
129,057	*	Inspire Pharmaceuticals, Inc	509,775
35,100	*	Jazz Pharmaceuticals, Inc	784,836
12,583	*	Ligand Pharmaceuticals, Inc (Class B)	109,472
19,500	*	Martek Biosciences Corp	612,495
136,809	*	Medicines Co	2,145,165
28,265		Medicis Pharmaceutical Corp (Class A)	718,779
150,115	*	Medivation, Inc	2,113,619
58,300	*	Momenta Pharmaceuticals, Inc	745,657
56,467	*	Nektar Therapeutics	632,995
255,077	*	Neurocrine Biosciences, Inc	1,882,468
18,988	*	Novacea, Inc	157,600
140,529	*	NPS Pharmaceuticals, Inc	1,405,993
18,659	*	Onyx Pharmaceuticals, Inc	658,383
156,090	*	Par Pharmaceutical Cos, Inc	5,575,535
94,030	*	Questcor Pharmaceuticals, Inc	1,453,704
33,510	*	Salix Pharmaceuticals Ltd	1,372,905
302,578	*	Santarus, Inc	987,917
96,200	*	Sciclone Pharmaceuticals, Inc	377,104
62,457	*	Seattle Genetics, Inc	1,023,670
2,251	*	Sequenom, Inc	15,419
165,144	*	Spectrum Pharmaceuticals, Inc	990,864
115,100	*	SuperGen, Inc	346,451
68,432	*	Targacept, Inc	1,762,808
185,561	*	Vanda Pharmaceuticals, Inc	1,486,344

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

350,414	*	Viropharma, Inc	$5,746,790

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	62,058,348

REAL ESTATE - 6.7%
87,797		Agree Realty Corp	2,041,280
2,972		Alexander’s, Inc	1,202,739
15,100		BioMed Realty Trust, Inc	269,535
72,020		CBL & Associates Properties, Inc	1,228,661
32,800		Colonial Properties Trust	629,432
85,300	*	DiamondRock Hospitality Co	1,034,689
104,500		Entertainment Properties Trust	4,810,135
104,550		Equity Lifestyle Properties, Inc	5,946,805
255,300		Extra Space Storage, Inc	4,909,419
93,655	*	FelCor Lodging Trust, Inc	658,395
309,814	*	First Industrial Realty Trust, Inc	3,166,299
116,656		Getty Realty Corp	3,387,690
145,266		Glimcher Realty Trust	1,279,793
164,592		Highwoods Properties, Inc	5,393,680
95,500		Invesco Mortgage Capital, Inc	2,136,335
17,919		Kilroy Realty Corp	683,431
121,000		LaSalle Hotel Properties	3,360,170
81,430		LTC Properties, Inc	2,226,296
353,016		MFA Mortgage Investments, Inc	2,884,141
46,871		Mid-America Apartment Communities, Inc	2,988,026
52,701		Mission West Properties, Inc	361,529
90,380		National Health Investors, Inc	4,133,077
201,752		Omega Healthcare Investors, Inc	4,495,035
79,556		Parkway Properties, Inc	1,344,496
152,574		Pennsylvania Real Estate Investment Trust	2,084,161
68,111		PS Business Parks, Inc	3,964,741
45,170		Saul Centers, Inc	2,138,800
52,300		Sovran Self Storage, Inc	2,010,412
55,251		Sun Communities, Inc	1,829,913
209,142		Tanger Factory Outlet Centers, Inc	5,460,698
74,169		Urstadt Biddle Properties, Inc (Class A)	1,439,620
164,908		U-Store-It Trust	1,593,011
99,236		Washington Real Estate Investment Trust	3,044,560

		TOTAL REAL ESTATE	84,137,004

RETAILING - 3.8%
110,897	*	1-800-FLOWERS.COM, Inc (Class A)	303,858
238,490	*	AnnTaylor Stores Corp	5,275,398
117,895		Cato Corp (Class A)	2,881,354
89,715	*	Children’s Place Retail Stores, Inc	3,758,161
30,474	*	Citi Trends, Inc	697,855
278,280	*	Coldwater Creek, Inc	809,795
163,100	*	Collective Brands, Inc	3,320,716
34,828	*	Core-Mark Holding Co, Inc	1,178,580
88,400		Dillard’s, Inc (Class A)	3,511,248
152,290	*	DSW, Inc (Class A)	5,069,734
245,544		Finish Line, Inc (Class A)	3,778,922
37,822	*	Jo-Ann Stores, Inc	2,281,801

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

121,680	*	Kirkland’s, Inc	$1,611,652
106,400		Nutri/System, Inc	2,017,344
193,383	*	OfficeMax, Inc	3,107,665
81,402	*	Overstock.com, Inc	1,214,518
68,716		PetMed Express, Inc	1,036,924
358,400	*	Pier 1 Imports, Inc	3,358,208
51,329	*	Shutterfly, Inc	1,708,742

		TOTAL RETAILING	46,922,475

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
320,539	*	Amkor Technology, Inc	2,609,187
33,700	*	Cabot Microelectronics Corp	1,520,207
264,361	*	Cirrus Logic, Inc	5,559,511
31,096	*	Energy Conversion Devices, Inc	126,872
365,378	*	Entegris, Inc	2,795,142
407,120	*	Entropic Communications, Inc	4,466,106
144,714	*	FEI Co	3,943,457
510,735	*	GT Solar International, Inc	5,641,067
152,968	*	Integrated Silicon Solution, Inc	1,593,927
98,979	*	Kopin Corp	401,855
399,233	*	Kulicke & Soffa Industries, Inc	3,892,522
811,894	*	Lattice Semiconductor Corp	5,058,100
43,185	*	MaxLinear, Inc	481,945
272,990	*	Mindspeed Technologies, Inc	1,916,390
8,419	*	NVE Corp	488,976
219,700	*	Photronics, Inc	1,447,823
583,470	*	RF Micro Devices, Inc	3,920,918
99,512	*	Tessera Technologies, Inc	1,723,548
138,526	*	Veeco Instruments, Inc	5,992,634
64,898	*	Volterra Semiconductor Corp	1,612,715
138,695	*	Zoran Corp	1,316,216

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	56,509,118

SOFTWARE & SERVICES - 9.6%
146,516	*	Actuate Corp	813,164
119,375	*	Acxiom Corp	2,056,831
123,344	*	Ancestry.com, Inc	4,391,046
31,400		Blackbaud, Inc	825,506
67,518	*	Blackboard, Inc	2,623,749
46,500	*	CACI International, Inc (Class A)	2,580,285
137,454	*	Cardtronics, Inc	2,349,089
180,424	*	Commvault Systems, Inc	5,573,297
138,335	*	CSG Systems International, Inc	2,690,616
26,300	*	Digital River, Inc	834,762
471,774		Earthlink, Inc	4,024,232
107,267	*	Euronet Worldwide, Inc	1,961,913
28,700		Forrester Research, Inc	1,022,868
196,207	*	Fortinet, Inc	7,544,160
58,695	*	Interactive Intelligence, Inc	1,921,087
107,681	*	j2 Global Communications, Inc	2,971,996
65,970	*	Kenexa Corp	1,368,218
117,000	*	Lionbridge Technologies	449,280

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

71,872	*	LogMeIn, Inc	$2,769,228
248,054	*	Magma Design Automation, Inc	1,346,933
90,218	*	Manhattan Associates, Inc	2,662,333
32,400	*	Mantech International Corp (Class A)	1,302,642
79,335		MAXIMUS, Inc	5,382,880
45,100	*	MicroStrategy, Inc (Class A)	4,796,836
76,129	*	ModusLink Global Solutions, Inc	466,671
20,131	*	NCI, Inc (Class A)	422,751
118,194	*	Netscout Systems, Inc	2,709,006
2,700	*	OpenTable, Inc	212,274
39,676		Opnet Technologies, Inc	1,134,337
170,994	*	Quest Software, Inc	4,415,065
117,983	*	RightNow Technologies, Inc	3,059,299
35,282	*	Rosetta Stone, Inc	663,654
145,416	*	S1 Corp	936,479
123,067	*	SolarWinds, Inc	2,325,966
171,944	*	Sourcefire, Inc	4,231,542
39,512	*	StarTek, Inc	217,316
39,882	*	SuccessFactors, Inc	1,161,364
131,005	*	TeleTech Holdings, Inc	2,804,817
302,666	*	TIBCO Software, Inc	6,652,600
189,231	*	Unisys Corp	5,360,914
238,700		United Online, Inc	1,687,609
339,342	*	Valueclick, Inc	4,754,182
204,900	*	VeriFone Holdings, Inc	8,183,706
134,679	*	Websense, Inc	2,580,450

		TOTAL SOFTWARE & SERVICES	118,242,953

TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
123,100	*	Acme Packet, Inc	6,620,318
106,512	*	Agilysys, Inc	610,314
43,069		Anixter International, Inc	2,724,976
390,128	*	Arris Group, Inc	4,868,797
185,600	*	Blue Coat Systems, Inc	5,347,136
108,300	*	Brightpoint, Inc	982,823
91,455	*	Coherent, Inc	4,897,415
80,571	*	Compellent Technologies, Inc	2,234,234
170,989		Comtech Telecommunications Corp	4,797,951
94,182	*	Cray, Inc	704,010
76,418	*	DG FastChannel, Inc	2,094,617
255,885	*	Extreme Networks, Inc	839,303
242,881	*	Harris Stratex Networks, Inc (Class A)	1,260,552
165,950		InterDigital, Inc	7,990,494
20,000		Littelfuse, Inc	1,025,600
13,737	*	Loral Space & Communications, Inc	1,022,994
76,856	*	Multi-Fineline Electronix, Inc	2,221,138
149,625	*	Newport Corp	2,625,919
196,648	*	Novatel Wireless, Inc	1,417,832
37,477	*	Oplink Communications, Inc	928,680
120,164	*	OSI Systems, Inc	4,565,030
179,255		Plantronics, Inc	6,345,627
514,273	*	Power-One, Inc	5,502,721

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

486,100	*	Powerwave Technologies, Inc	$1,696,489
90,060	*	Quantum Corp	242,261
41,500		Richardson Electronics Ltd	537,010
221,060	*	Riverbed Technology, Inc	7,929,423
95,278	*	Symmetricom, Inc	591,676
157,508	*	Synaptics, Inc	4,482,678
59,588	*	Vishay Precision Group, Inc	1,105,357

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	88,213,375

TELECOMMUNICATION SERVICES - 1.2%
158,516	*	Cogent Communications Group, Inc	2,162,158
89,235	*	Global Crossing Ltd	1,189,503
106,047		IDT Corp (Class B)	2,442,262
145,700	*	Neutral Tandem, Inc	2,202,984
129,319		USA Mobility, Inc	2,208,769
1,287,016	*	Vonage Holdings Corp	4,221,413

		TOTAL TELECOMMUNICATION SERVICES	14,427,089

TRANSPORTATION - 3.0%
114,038	*	Alaska Air Group, Inc	6,755,611
32,509	*	Amerco, Inc	2,958,644
81,365		Arkansas Best Corp	2,078,876
113,440	*	Atlas Air Worldwide Holdings, Inc	5,763,886
183,590	*	Celadon Group, Inc	2,689,594
31,383	*	Dynamex, Inc	781,123
171,200	*	Excel Maritime Carriers Ltd	775,536
102,800	*	Genco Shipping & Trading Ltd	1,188,368
312,936	*	Hawaiian Holdings, Inc	2,312,597
51,924		Heartland Express, Inc	832,082
391,233	*	JetBlue Airways Corp	2,347,398
20,500	*	PAM Transportation Services, Inc	236,570
64,100	*	Pinnacle Airlines	462,161
136,859	*	US Airways Group, Inc	1,357,641
237,000		Werner Enterprises, Inc	5,842,049

		TOTAL TRANSPORTATION	36,382,136

UTILITIES - 3.1%
256,645		Avista Corp	5,813,009
74,311		Black Hills Corp	2,304,384
39,913		Chesapeake Utilities Corp	1,560,598
148,841		Cleco Corp	4,652,770
93,519	*	El Paso Electric Co	2,520,337
85,712		Idacorp, Inc	3,203,057
60,584		Laclede Group, Inc	2,302,192
29,930		Nicor, Inc	1,510,567
301,689		Portland General Electric Co	6,739,732
174,261		Southwest Gas Corp	6,489,480

		TOTAL UTILITIES	37,096,126

		TOTAL COMMON STOCKS	1,230,025,181

		(Cost $1,075,889,722)

TIAA-CREF FUNDS - Small-Cap Equity Fund

PRINCIPAL		ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.8%
$ 9,430,000		Federal Home Loan Bank	02/01/11	$9,430,000

				9,430,000

		TOTAL SHORT-TERM INVESTMENTS		9,430,000

		(Cost $9,430,000)

		TOTAL INVESTMENTS - 100.2%		1,239,455,181
		(Cost $1,085,319,722)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%		(3,086,629)

		NET ASSETS - 100.0%		$1,236,368,552

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures contracts.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.7%
2,832		Autoliv, Inc	$217,498
11,158	*	BorgWarner, Inc	752,049
596	*	Federal Mogul Corp (Class A)	14,042
376,516	*	Ford Motor Co	6,005,430
14,237		Gentex Corp	456,581
25,541	*	Goodyear Tire & Rubber Co	303,427
24,101		Harley-Davidson, Inc	955,605
65,435		Johnson Controls, Inc	2,512,049
1,829	*	Lear Corp (New)	193,197
1,818	*	Tesla Motors, Inc	43,814
3,437		Thor Industries, Inc	127,719
5,457	*	TRW Automotive Holdings Corp	325,565

		TOTAL AUTOMOBILES & COMPONENTS	11,906,976

BANKS - 0.0%
1,767		Bank of Hawaii Corp	82,819
267		Capitol Federal Financial	3,255
3,527		Hudson City Bancorp, Inc	38,726

		TOTAL BANKS	124,800

CAPITAL GOODS - 10.5%
73,249		3M Co	6,440,051
3,565	*	Aecom Technology Corp	104,348
3,309	*	Alliant Techsystems, Inc	250,690
16,032		Ametek, Inc	653,785
211		Armstrong World Industries, Inc	8,569
9,134	*	Babcock & Wilcox Co	267,170
62,904		Boeing Co	4,370,570
7,771		Bucyrus International, Inc (Class A)	705,296
470		Carlisle Cos, Inc	17,724
64,529		Caterpillar, Inc	6,259,957
4,253	*	Chicago Bridge & Iron Co NV	139,881
390	*	CNH Global NV	18,888
17,100		Cooper Industries plc	1,047,546
20,522		Cummins, Inc	2,172,869
50,549		Danaher Corp	2,328,287
41,342		Deere & Co	3,757,988
7,856		Donaldson Co, Inc	460,362
11,809		Dover Corp	756,957
4,446		Eaton Corp	479,990
77,058		Emerson Electric Co	4,537,174
13,584		Fastenal Co	788,687
4,786		Flowserve Corp	598,202
960		Fluor Corp	66,422

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,111		Gardner Denver, Inc	$368,708
1,260		GATX Corp	41,895
2,387	*	General Cable Corp	88,343
253,328		General Electric Co	5,102,026
3,815		Goodrich Corp	345,715
6,054		Graco, Inc	257,174
537		Harsco Corp	17,329
78,390		Honeywell International, Inc	4,390,624
2,425		Hubbell, Inc (Class B)	148,507
6,903		IDEX Corp	273,773
45,514		Illinois Tool Works, Inc	2,434,544
8,050	*	Jacobs Engineering Group, Inc	413,529
10,532		Joy Global, Inc	918,180
1,224		KBR, Inc	39,290
6,080		Kennametal, Inc	246,848
5,124		Lennox International, Inc	251,792
4,457		Lincoln Electric Holdings, Inc	301,828
24,762		Lockheed Martin Corp	1,971,055
13,754		Manitowoc Co, Inc	184,716
11,091		Masco Corp	147,732
4,589		MSC Industrial Direct Co (Class A)	272,724
7,264	*	Navistar International Corp	471,070
9,326	*	Oshkosh Truck Corp	353,549
6,446	*	Owens Corning, Inc	215,748
37,144		Paccar, Inc	2,098,265
11,756		Pall Corp	651,400
4,560		Parker Hannifin Corp	407,710
5,132		Pentair, Inc	185,624
14,548		Precision Castparts Corp	2,080,219
3,228		Regal-Beloit Corp	215,437
14,589		Rockwell Automation, Inc	1,181,855
8,333		Rockwell Collins, Inc	534,479
9,667		Roper Industries, Inc	751,029
4,926	*	Shaw Group, Inc	186,055
2,382	*	Spirit Aerosystems Holdings, Inc (Class A)	56,263
856		SPX Corp	67,093
14,427		Textron, Inc	379,286
843	*	Thomas & Betts Corp	43,322
6,602		Timken Co	310,426
3,328		Toro Co	202,409
5,120		TransDigm Group, Inc	396,698
7,630		Tyco International Ltd	342,053
87,606		United Technologies Corp	7,122,367
3,580	*	USG Corp	58,068
2,237		Valmont Industries, Inc	207,907
6,036		W.W. Grainger, Inc	793,553
6,553	*	WABCO Holdings, Inc	382,695
1,693	*	WESCO International, Inc	94,893
978		Westinghouse Air Brake Technologies Corp	53,008

		TOTAL CAPITAL GOODS	74,290,226

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
4,427		Aaron’s, Inc	$84,954
559		Avery Dennison Corp	23,528
6,681	*	Copart, Inc	262,229
2,028	*	Corrections Corp of America	50,315
670		Covanta Holding Corp	11,336
5,118		Dun & Bradstreet Corp	434,774
3,816	*	FTI Consulting, Inc	139,170
4,930	*	IHS, Inc (Class A)	404,063
18,699		Iron Mountain, Inc	456,069
357	*	KAR Auction Services, Inc	5,298
15,139		Pitney Bowes, Inc	367,575
962		R.R. Donnelley & Sons Co	17,047
10,151		Republic Services, Inc	313,057
15,350		Robert Half International, Inc	481,375
9,059	*	Stericycle, Inc	711,041
870		Towers Watson & Co	47,441
10,618	*	Verisk Analytics, Inc	359,207
9,552		Waste Connections, Inc	276,721

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,445,200

CONSUMER DURABLES & APPAREL - 1.4%
31,057		Coach, Inc	1,679,873
1,844		Fortune Brands, Inc	113,738
5,410	*	Fossil, Inc	384,381
612		Garmin Ltd	18,868
9,564	*	Hanesbrands, Inc	220,163
3,401	*	Harman International Industries, Inc	147,331
13,063		Hasbro, Inc	575,947
8,716		Leggett & Platt, Inc	196,371
21,273		Mattel, Inc	503,745
597	*	Mohawk Industries, Inc	33,163
36,874		Nike, Inc (Class B)	3,041,367
581	*	NVR, Inc	444,465
5,751		Phillips-Van Heusen Corp	335,686
5,622		Polo Ralph Lauren Corp (Class A)	602,566
7,584	*	Tempur-Pedic International, Inc	330,966
6,162		Tupperware Corp	281,912
3,365		Whirlpool Corp	287,708

		TOTAL CONSUMER DURABLES & APPAREL	9,198,250

CONSUMER SERVICES - 3.3%
13,762	*	Apollo Group, Inc (Class A)	567,959
5,498	*	Bally Technologies, Inc	225,033
8,922		Brinker International, Inc	209,935
7,104	*	Career Education Corp	159,414
16,784		Carnival Corp	750,413
3,249	*	Chipotle Mexican Grill, Inc (Class A)	711,271
328		Choice Hotels International, Inc	12,441
14,066		Darden Restaurants, Inc	662,649
6,211		DeVry, Inc	323,655
3,607	*	Education Management Corp	66,333
14,350		H&R Block, Inc	179,662

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

6,466		Hillenbrand, Inc	$139,730
30,426		International Game Technology	522,414
928		International Speedway Corp (Class A)	26,847
3,516	*	ITT Educational Services, Inc	231,493
33,077	*	Las Vegas Sands Corp	1,537,750
27,763		Marriott International, Inc (Class A)	1,096,361
110,466		McDonald’s Corp	8,138,030
6,325	*	MGM Mirage	93,800
3,077	*	Panera Bread Co (Class A)	294,038
5,128	*	Royal Caribbean Cruises Ltd	230,247
75,845		Starbucks Corp	2,391,393
19,289		Starwood Hotels & Resorts Worldwide, Inc	1,137,472
1,514		Strayer Education, Inc	181,680
3,433		Weight Watchers International, Inc	133,200
12,086		Wendy’s/Arby’s Group, Inc (Class A)	58,375
5,701	*	WMS Industries, Inc	239,157
7,550		Wynn Resorts Ltd	878,292
47,988		Yum! Brands, Inc	2,243,919

		TOTAL CONSUMER SERVICES	23,442,963

DIVERSIFIED FINANCIALS - 3.9%
5,166	*	Affiliated Managers Group, Inc	526,054
107,833		American Express Co	4,677,795
5,048		Ameriprise Financial, Inc	311,209
3,255		BlackRock, Inc	644,555
743		CBOE Holdings, Inc	17,096
102,181		Charles Schwab Corp	1,844,367
12,182		Eaton Vance Corp	369,115
6,066		Federated Investors, Inc (Class B)	164,267
15,189		Franklin Resources, Inc	1,832,553
260	*	Green Dot Corp	16,357
3,063		Greenhill & Co, Inc	212,633
938		Interactive Brokers Group, Inc (Class A)	15,167
7,574	*	IntercontinentalExchange, Inc	912,592
14,638		Invesco Ltd	362,144
151,293		iShares Russell 1000 Growth Index Fund	8,873,335
2,263		Janus Capital Group, Inc	29,215
9,458		Lazard Ltd (Class A)	394,588
367	*	LPL Investment Holdings, Inc	12,573
20,619		Moody’s Corp	605,581
49,370		Morgan Stanley	1,451,478
11,315	*	MSCI, Inc (Class A)	387,312
2,037	*	Nasdaq Stock Market, Inc	49,866
9,723		Northern Trust Corp	505,402
5,640		NYSE Euronext	179,408
14,969		SEI Investments Co	346,532
26,635		T Rowe Price Group, Inc	1,755,779
23,662		TD Ameritrade Holding Corp	483,178
8,646		Waddell & Reed Financial, Inc (Class A)	312,294

		TOTAL DIVERSIFIED FINANCIALS	27,292,445

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 11.3%
1,798	*	Alpha Natural Resources, Inc	$96,607
11,732		Arch Coal, Inc	401,821
5,712	*	Atlas America, Inc	253,042
1,576	*	Atwood Oceanics, Inc	63,702
12,173		Baker Hughes, Inc	833,972
14,335	*	Cameron International Corp	764,056
11,252		Chevron Corp	1,068,152
8,630		Cimarex Energy Co	898,642
10,559	*	Concho Resources, Inc	1,016,304
58,251		ConocoPhillips	4,162,615
10,495		Consol Energy, Inc	521,602
2,810	*	Continental Resources, Inc	180,430
4,665		Core Laboratories NV	425,728
2,235		Diamond Offshore Drilling, Inc	160,272
7,676	*	Dresser-Rand Group, Inc	352,559
13,018		El Paso Corp	206,726
26,110		EOG Resources, Inc	2,777,843
14,108		Equitable Resources, Inc	679,865
14,470		EXCO Resources, Inc	290,558
711	*	Exterran Holdings, Inc	17,640
481,130	d	Exxon Mobil Corp	38,817,567
12,603	*	FMC Technologies, Inc	1,184,682
7,135	*	Forest Oil Corp	276,838
4,331		Frontline Ltd	112,303
93,867		Halliburton Co	4,224,014
2,692		Holly Corp	132,096
18,953		Marathon Oil Corp	866,152
18,850	*	McDermott International, Inc	391,703
2,261		Murphy Oil Corp	149,904
11,249	*	Nabors Industries Ltd	274,476
16,988		Occidental Petroleum Corp	1,642,400
280	*	Oil States International, Inc	18,973
22,553	*	PetroHawk Energy Corp	452,188
7,014	*	Pride International, Inc	227,955
595	*	Quicksilver Resources, Inc	8,931
16,369		Range Resources Corp	816,322
1,599	*	Rowan Cos, Inc	54,814
22,730	*	SandRidge Energy, Inc	169,111
122,493		Schlumberger Ltd	10,900,651
35,240	*	Southwestern Energy Co	1,391,980
4,345		St. Mary Land & Exploration Co	270,085
500	*	Superior Energy Services	17,560
15,655	*	Ultra Petroleum Corp	747,213
30,255	*	Weatherford International Ltd	717,649
478	*	Whiting Petroleum Corp	60,362
24,897		Williams Cos, Inc	671,970

		TOTAL ENERGY	79,770,035

FOOD & STAPLES RETAILING - 2.4%
1,002	*	BJ’s Wholesale Club, Inc	44,028
45,120		Costco Wholesale Corp	3,241,421
15,201		CVS Corp	519,874

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,015		Kroger Co	$85,921
60,876		Sysco Corp	1,773,927
86,634		Walgreen Co	3,503,479
120,380		Wal-Mart Stores, Inc	6,749,706
14,450		Whole Foods Market, Inc	747,210

		TOTAL FOOD & STAPLES RETAILING	16,665,566

FOOD, BEVERAGE & TOBACCO - 5.1%
124,421		Altria Group, Inc	2,925,138
8,299		Brown-Forman Corp (Class B)	550,639
12,220		Campbell Soup Co	417,191
161,412		Coca-Cola Co	10,144,744
20,612		Coca-Cola Enterprises, Inc	518,598
5,103		ConAgra Foods, Inc	113,950
7,756		Dr Pepper Snapple Group, Inc	274,795
3,254		Flowers Foods, Inc	82,098
40,467		General Mills, Inc	1,407,442
11,344	*	Green Mountain Coffee Roasters, Inc	380,932
13,427		H.J. Heinz Co	637,783
5,788	*	Hansen Natural Corp	327,832
9,115		Hershey Co	425,579
23,844		Kellogg Co	1,199,353
6,750		McCormick & Co, Inc	298,350
2,851		Mead Johnson Nutrition Co	165,272
95,257		PepsiCo, Inc	6,125,978
160,174		Philip Morris International, Inc	9,168,359
47,172		Sara Lee Corp	800,509

		TOTAL FOOD, BEVERAGE & TOBACCO	35,964,542

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
7,183		Alcon, Inc	1,169,823
11,834	*	Allscripts Healthcare Solutions, Inc	249,816
28,931		AmerisourceBergen Corp	1,037,466
9,899		Bard (C.R.), Inc	933,971
50,968		Baxter International, Inc	2,471,438
23,991		Becton Dickinson & Co	1,990,053
989	*	Brookdale Senior Living, Inc	21,610
12,602		Cardinal Health, Inc	523,109
4,049	*	CareFusion Corp	104,181
7,099	*	Cerner Corp	701,735
6,579	*	Community Health Systems, Inc	231,054
746		Cooper Cos, Inc	42,776
51,285		Covidien plc	2,434,499
10,335	*	DaVita, Inc	763,240
14,744		Dentsply International, Inc	523,117
11,591	*	Edwards Lifesciences Corp	977,005
3,440	*	Emdeon, Inc	50,534
2,970	*	Emergency Medical Services Corp (Class A)	200,475
56,145	*	Express Scripts, Inc	3,162,648
5,196	*	Gen-Probe, Inc	326,776
27,093	*	Health Management Associates, Inc (Class A)	246,546
9,392	*	Henry Schein, Inc	616,679

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,321		Hill-Rom Holdings, Inc	$215,341
5,890	*	Idexx Laboratories, Inc	422,313
3,994	*	Intuitive Surgical, Inc	1,289,703
2,192	*	Inverness Medical Innovations, Inc	85,861
496	*	Kinetic Concepts, Inc	22,880
11,010	*	Laboratory Corp of America Holdings	989,909
10,441		Lincare Holdings, Inc	282,429
11,730		McKesson Corp	881,744
44,546	*	Medco Health Solutions, Inc	2,718,197
86,771		Medtronic, Inc	3,325,064
1,122		Omnicare, Inc	29,082
10,486		Patterson Cos, Inc	346,667
4,548	*	Pediatrix Medical Group, Inc	300,850
12,654		Quest Diagnostics, Inc	720,645
15,249	*	Resmed, Inc	480,191
33,702	*	St. Jude Medical, Inc	1,364,931
32,662		Stryker Corp	1,880,025
6,380	*	SXC Health Solutions Corp	306,942
556		Teleflex, Inc	31,870
36,152	*	Tenet Healthcare Corp	240,411
5,618	*	Thoratec Corp	132,529
550		Universal Health Services, Inc (Class B)	23,155
12,652	*	Varian Medical Systems, Inc	854,896
8,537	*	VCA Antech, Inc	195,668

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	35,919,854

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
2,186		Alberto-Culver Co	81,429
43,608		Avon Products, Inc	1,234,541
7,435		Church & Dwight Co, Inc	511,602
14,053		Clorox Co	883,793
42,490		Colgate-Palmolive Co	3,261,958
11,281		Estee Lauder Cos (Class A)	908,121
6,096		Herbalife Ltd	398,252
33,688		Kimberly-Clark Corp	2,180,624
17,920		Procter & Gamble Co	1,131,290

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,591,610

INSURANCE - 1.0%
5,279		ACE Ltd	325,134
45,519		Aflac, Inc	2,620,983
6,375		AON Corp	291,593
289	*	Arch Capital Group Ltd	25,504
3,139		Arthur J. Gallagher & Co	93,166
3,323		Axis Capital Holdings Ltd	118,232
6,464		Brown & Brown, Inc	160,049
445		Endurance Specialty Holdings Ltd	20,688
2,265		Erie Indemnity Co (Class A)	150,441
10,066	*	Genworth Financial, Inc (Class A)	136,596
3,994		Hartford Financial Services Group, Inc	110,953
50,721		Marsh & McLennan Cos, Inc	1,414,101
20,438		Metlife, Inc	935,447

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,622		Travelers Cos, Inc	$316,294
1,039		Validus Holdings Ltd	31,586

		TOTAL INSURANCE	6,750,767

MATERIALS - 4.9%
21,616		Air Products & Chemicals, Inc	1,885,996
8,362		Airgas, Inc	524,047
2,402		AK Steel Holding Corp	38,192
9,303		Albemarle Corp	522,456
14,762		Alcoa, Inc	244,606
9,934		Allegheny Technologies, Inc	647,597
777		Ashland, Inc	45,113
2,184		Ball Corp	155,348
4,515		Carpenter Technology Corp	185,792
15,874		Celanese Corp (Series A)	658,612
5,297		CF Industries Holdings, Inc	715,307
14,181		Cleveland-Cliffs, Inc	1,211,908
3,377		Compass Minerals International, Inc	310,245
16,926	*	Crown Holdings, Inc	564,651
32,004		Du Pont (E.I.) de Nemours & Co	1,621,963
4,324		Eagle Materials, Inc	125,396
1,530		Eastman Chemical Co	142,076
24,041		Ecolab, Inc	1,194,597
5,070		FMC Corp	385,624
48,303		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,252,951
8,067		International Flavors & Fragrances, Inc	460,222
34,748		International Paper Co	1,003,522
7,019		Lubrizol Corp	754,262
4,431		Martin Marietta Materials, Inc	369,989
56,286		Monsanto Co	4,130,267
16,134		Mosaic Co	1,307,499
13,777		Nalco Holding Co	419,647
48,772		Newmont Mining Corp	2,685,874
13,713		Nucor Corp	629,564
5,100	*	Owens-Illinois, Inc	150,399
2,867		PPG Industries, Inc	241,631
31,357		Praxair, Inc	2,917,455
686		Reliance Steel & Aluminum Co	35,871
1,135		Royal Gold, Inc	52,664
6,485		RPM International, Inc	151,944
398		Schnitzer Steel Industries, Inc (Class A)	24,557
4,868		Scotts Miracle-Gro Co (Class A)	251,530
5,747		Sherwin-Williams Co	486,943
11,519		Sigma-Aldrich Corp	733,184
17,356		Southern Copper Corp (NY)	777,896
2,510		Temple-Inland, Inc	60,215
8,610	*	Titanium Metals Corp	162,299
2,746		United States Steel Corp	158,362
891		Valspar Corp	33,297
4,298		Walter Energy, Inc	559,900

		TOTAL MATERIALS	34,991,470

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.6%
7,219		CBS Corp (Class B)	$143,153
84,130	*	DIRECTV	3,566,270
21,135	*	Discovery Communications, Inc (Class A)	824,265
7,242	*	DreamWorks Animation SKG, Inc (Class A)	203,283
49,155	*	Interpublic Group of Cos, Inc	525,467
4,222		John Wiley & Sons, Inc (Class A)	194,001
1,073	*	Lamar Advertising Co (Class A)	39,529
1,739	*	Madison Square Garden, Inc	43,858
22,689		McGraw-Hill Cos, Inc	884,417
1,368		Meredith Corp	46,102
2,380		Morningstar, Inc	127,140
47,785		News Corp (Class A)	717,731
25,216		Omnicom Group, Inc	1,131,694
1,676		Regal Entertainment Group (Class A)	20,380
9,466		Scripps Networks Interactive (Class A)	440,169
402,449	*	Sirius XM Radio, Inc	649,955
12,804		Thomson Corp	512,288
24,091		Time Warner, Inc	757,662
12,602		Viacom, Inc (Class B)	523,613

		TOTAL MEDIA	11,350,977

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
143,021		Abbott Laboratories	6,458,829
35,438	*	Agilent Technologies, Inc	1,482,371
9,215	*	Alexion Pharmaceuticals, Inc	772,401
31,435		Allergan, Inc	2,219,625
14,698	*	Amylin Pharmaceuticals, Inc	237,814
10,799	*	BioMarin Pharmaceuticals, Inc	274,511
47,081	*	Celgene Corp	2,426,084
1,411	*	Charles River Laboratories International, Inc	54,112
6,452	*	Covance, Inc	363,764
14,929	*	Dendreon Corp	523,112
24,382		Eli Lilly & Co	847,762
20,810	*	Genzyme Corp	1,526,414
85,895	*	Gilead Sciences, Inc	3,296,650
16,960	*	Hospira, Inc	936,701
19,567	*	Human Genome Sciences, Inc	474,695
12,490	*	Illumina, Inc	866,056
42,432		Johnson & Johnson	2,536,161
13,292	*	Life Technologies Corp	721,623
3,459	*	Mettler-Toledo International, Inc	516,048
36,827	*	Mylan Laboratories, Inc	852,913
9,090	*	Myriad Genetics, Inc	181,436
5,363		PerkinElmer, Inc	137,186
8,637		Perrigo Co	628,255
11,006		Pharmaceutical Product Development, Inc	320,715
7,222	*	Regeneron Pharmaceuticals, Inc	243,237
5,139	*	Talecris Biotherapeutics Holdings Corp	125,906
3,844		Techne Corp	265,044
5,115	*	United Therapeutics Corp	347,718
21,105	*	Vertex Pharmaceuticals, Inc	820,773

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,882		Warner Chilcott plc	$213,079
9,565	*	Waters Corp	730,670

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	31,401,665

REAL ESTATE - 1.1%
1,288		AMB Property Corp	43,212
6,631		Apartment Investment & Management Co (Class A)	169,488
29,573	*	CB Richard Ellis Group, Inc (Class A)	656,226
8,276		Digital Realty Trust, Inc	450,214
1,611		Equity Residential	87,300
1,228		Essex Property Trust, Inc	142,448
3,763		Federal Realty Investment Trust	302,658
34,787		General Growth Properties, Inc	515,196
2,415	*	Howard Hughes Corp	121,426
4,274		Jones Lang LaSalle, Inc	378,847
7,262		Plum Creek Timber Co, Inc	304,060
4,297		Prologis	64,111
13,081		Public Storage, Inc	1,425,568
2,420		Rayonier, Inc	143,288
20,725		Simon Property Group, Inc	2,102,552
9,171	*	St. Joe Co	251,377
953		UDR, Inc	22,376
4,161		Ventas, Inc	230,769
1,698		Vornado Realty Trust	149,577

		TOTAL REAL ESTATE	7,560,693

RETAILING - 5.9%
7,044		Abercrombie & Fitch Co (Class A)	355,088
9,382		Advance Auto Parts, Inc	599,885
9,500	*	Aeropostale, Inc	229,140
35,938	*	Amazon.com, Inc	6,096,522
5,592		American Eagle Outfitters, Inc	80,860
2,025	*	Autonation, Inc	58,138
2,724	*	Autozone, Inc	690,616
26,798	*	Bed Bath & Beyond, Inc	1,286,304
33,443		Best Buy Co, Inc	1,137,062
7,909	*	Big Lots, Inc	251,427
22,994	*	Carmax, Inc	750,754
18,658		Chico’s FAS, Inc	203,745
8,953	*	Dick’s Sporting Goods, Inc	323,114
7,505	*	Dollar General Corp	208,714
13,043	*	Dollar Tree, Inc	659,715
8,272		Expedia, Inc	208,124
13,329		Family Dollar Stores, Inc	566,216
39,481		Gap, Inc	760,799
6,567		Guess ?, Inc	280,936
173,945		Home Depot, Inc	6,395,957
5,885	*	J Crew Group, Inc	255,527
8,085		JC Penney Co, Inc	259,286
23,113	*	Kohl’s Corp	1,173,678
27,420		Limited Brands, Inc	801,761
14,337	*	LKQ Corp	346,382

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

113,327		Lowe’s Cos, Inc	$2,810,509
4,904		Macy’s, Inc	113,528
4,120	*	NetFlix, Inc	882,010
16,730		Nordstrom, Inc	688,941
4,502	*	Office Depot, Inc	23,636
14,214	*	O’Reilly Automotive, Inc	807,782
11,970		Petsmart, Inc	481,673
4,854	*	Priceline.com, Inc	2,080,036
12,556		Ross Stores, Inc	818,651
74,300		Staples, Inc	1,657,633
75,350		Target Corp	4,131,441
12,974		Tiffany & Co	754,179
41,593		TJX Companies, Inc	1,971,092
7,468		Tractor Supply Co	383,183
12,372	*	Urban Outfitters, Inc	418,421
9,390		Williams-Sonoma, Inc	302,358

		TOTAL RETAILING	42,304,823

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
25,801	*	Advanced Micro Devices, Inc	202,022
31,598		Altera Corp	1,187,137
30,808		Analog Devices, Inc	1,196,275
137,447		Applied Materials, Inc	2,156,543
6,934	*	Atheros Communications, Inc	309,187
42,002	*	Atmel Corp	568,707
11,042		Avago Technologies Ltd	317,016
50,965		Broadcom Corp (Class A)	2,298,012
11,061	*	Cree, Inc	558,470
17,128	*	Cypress Semiconductor Corp	370,821
5,709	*	First Solar, Inc	882,497
390,941		Intel Corp	8,389,593
4,271		Intersil Corp (Class A)	64,578
830		Kla-Tencor Corp	36,586
13,099	*	Lam Research Corp	653,509
23,076		Linear Technology Corp	802,814
55,340	*	Marvell Technology Group Ltd	1,052,013
31,134		Maxim Integrated Products, Inc	803,880
10,141	*	MEMC Electronic Materials, Inc	112,464
19,018		Microchip Technology, Inc	693,586
22,281		National Semiconductor Corp	337,780
8,306	*	Novellus Systems, Inc	299,597
58,255	*	Nvidia Corp	1,393,460
43,766	*	ON Semiconductor Corp	483,614
1,080	*	PMC - Sierra, Inc	8,446
10,577	*	Rambus, Inc	216,723
4,647	*	Silicon Laboratories, Inc	206,699
17,969	*	Skyworks Solutions, Inc	570,875
4,915	*	Sunpower Corp (Class A)	66,058
17,649	*	Teradyne, Inc	294,385
57,532		Texas Instruments, Inc	1,950,910
7,470	*	Varian Semiconductor Equipment Associates, Inc	332,042
26,347		Xilinx, Inc	848,373

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	29,664,672

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 14.7%
63,322		Accenture plc	$3,259,183
14,064		Activision Blizzard, Inc	158,783
53,586	*	Adobe Systems, Inc	1,771,017
18,486	*	Akamai Technologies, Inc	893,244
5,485	*	Alliance Data Systems Corp	388,009
5,868	*	Amdocs Ltd	170,994
9,184	*	Ansys, Inc	481,701
23,429	*	Autodesk, Inc	953,092
51,609		Automatic Data Processing, Inc	2,472,071
18,535	*	BMC Software, Inc	884,120
1,052	*	Booz Allen Hamilton Holding Co	19,630
11,638		Broadridge Financial Solutions, Inc	266,394
32,497		CA, Inc	773,429
26,986	*	Cadence Design Systems, Inc	234,238
19,424	*	Citrix Systems, Inc	1,227,208
30,744	*	Cognizant Technology Solutions Corp (Class A)	2,242,775
13,061	*	Compuware Corp	140,014
3,501		DST Systems, Inc	166,508
44,337	*	eBay, Inc	1,346,071
31,098	*	Electronic Arts, Inc	484,818
4,562	*	Equinix, Inc	403,372
4,734		Factset Research Systems, Inc	477,187
10,544	*	Fiserv, Inc	651,303
7,795	*	Gartner, Inc	276,099
6,076	*	Genpact Ltd	91,930
8,381		Global Payments, Inc	395,918
25,028	*	Google, Inc (Class A)	15,025,809
3,265	*	IAC/InterActiveCorp	92,367
9,348	*	Informatica Corp	433,747
131,727		International Business Machines Corp	21,339,773
29,293	*	Intuit, Inc	1,374,720
9,280		Lender Processing Services, Inc	294,547
10,055		Mastercard, Inc (Class A)	2,378,108
16,031	*	McAfee, Inc	767,885
8,187	*	Micros Systems, Inc	374,473
526,381		Microsoft Corp	14,593,913
6,698	*	Monster Worldwide, Inc	111,522
7,605	*	NeuStar, Inc (Class A)	204,042
23,217	*	Nuance Communications, Inc	472,002
391,323		Oracle Corp	12,534,076
33,993		Paychex, Inc	1,087,776
19,309	*	Red Hat, Inc	797,848
10,565	*	Rovi Corp	652,494
31,110	*	SAIC, Inc	515,493
11,734	*	Salesforce.com, Inc	1,515,329
7,016		Solera Holdings, Inc	367,147
7,683	*	Symantec Corp	135,298
1,222	*	Synopsys, Inc	33,153
17,137	*	Teradata Corp	736,720

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

18,158		VeriSign, Inc	$611,017
47,803		Visa, Inc (Class A)	3,339,040
4,403	*	VistaPrint Ltd	222,968
7,564	*	VMware, Inc (Class A)	646,873
6,092	*	WebMD Health Corp (Class A)	318,490
68,419		Western Union Co	1,387,537
58,478	*	Yahoo!, Inc	942,665

		TOTAL SOFTWARE & SERVICES	103,935,940

TECHNOLOGY HARDWARE & EQUIPMENT - 11.8%
17,750		Amphenol Corp (Class A)	982,284
93,472	*	Apple, Inc	31,716,918
1,357	*	Arrow Electronics, Inc	51,295
853		AVX Corp	13,375
9,232	*	Ciena Corp	203,381
585,970	*	Cisco Systems, Inc	12,393,266
20,032		Corning, Inc	444,911
174,599	*	Dell, Inc	2,297,723
2,359		Diebold, Inc	72,327
5,542	*	Dolby Laboratories, Inc (Class A)	330,857
211,730	*	EMC Corp	5,269,960
8,190	*	F5 Networks, Inc	887,632
15,550	*	Flir Systems, Inc	482,672
13,434		Harris Corp	625,218
225,226		Hewlett-Packard Co	10,290,576
624	*	Ingram Micro, Inc (Class A)	12,318
3,648	*	Itron, Inc	211,657
12,811		Jabil Circuit, Inc	258,910
22,259	*	JDS Uniphase Corp	377,735
53,789	*	Juniper Networks, Inc	1,996,648
5,850		National Instruments Corp	247,514
16,217	*	NCR Corp	265,959
35,720	*	NetApp, Inc	1,954,956
8,792	*	Polycom, Inc	385,529
10,643	*	QLogic Corp	189,552
168,504		Qualcomm, Inc	9,121,122
23,467	*	SanDisk Corp	1,064,698
35,484	*	Seagate Technology, Inc	496,776
12,252	*	Trimble Navigation Ltd	564,572
5,251	*	Western Digital Corp	178,639
3,397	*	Zebra Technologies Corp (Class A)	132,143

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	83,521,123

TELECOMMUNICATION SERVICES - 0.8%
41,461	*	American Tower Corp (Class A)	2,108,705
11,923	*	Clearwire Corp (Class A)	63,073
30,456	*	Crown Castle International Corp	1,284,330
37,851		Frontier Communications Corp	347,093
73,116	*	Level 3 Communications, Inc	89,933
12,177	*	MetroPCS Communications, Inc	157,449
13,255	*	NII Holdings, Inc (Class B)	556,445
11,785	*	SBA Communications Corp (Class A)	480,828

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

14,953	*	tw telecom inc (Class A)	$256,444
21,101		Windstream Corp	270,304

		TOTAL TELECOMMUNICATION SERVICES	5,614,604

TRANSPORTATION - 2.0%
12,173	*	AMR Corp	85,820
17,328		CH Robinson Worldwide, Inc	1,335,816
1,022		Con-way, Inc	34,768
2,025		Copa Holdings S.A. (Class A)	113,906
80,265	*	Delta Air Lines, Inc	936,692
21,670		Expeditors International Washington, Inc	1,098,019
20,595		FedEx Corp	1,860,140
17,713	*	Hertz Global Holdings, Inc	260,558
9,371		J.B. Hunt Transport Services, Inc	384,211
6,557	*	Kansas City Southern Industries, Inc	327,719
308	*	Kirby Corp	14,396
5,100		Landstar System, Inc	211,293
2,826		Ryder System, Inc	135,874
10,343		Southwest Airlines Co	122,565
28,207	*	UAL Corp	716,458
6,565		Union Pacific Corp	621,247
73,544		United Parcel Service, Inc (Class B)	5,267,221
8,694		UTI Worldwide, Inc	190,399

		TOTAL TRANSPORTATION	13,717,102

UTILITIES - 0.0%
16,244	*	Calpine Corp	231,802
4,540		ITC Holdings Corp	298,278
889		Ormat Technologies, Inc	27,346

		TOTAL UTILITIES	557,426

		TOTAL COMMON STOCKS	700,983,729

		(Cost $573,326,865)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
249		Celgene Corp	590

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	590

CONSUMER SERVICES - 0.0%
20		Krispy Kreme Doughnuts, Inc - CW12	4

		TOTAL CONSUMER SERVICES	4

		TOTAL RIGHTS / WARRANTS	594

		(Cost $1,320)

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.4%
$ 2,625,000	Federal Home Loan Bank	02/01/11	2,625,000

			2,625,000

TOTAL SHORT-TERM INVESTMENTS	$2,625,000

(Cost $2,625,000)

TOTAL INVESTMENTS - 99.8%	703,609,323
(Cost $575,953,185)
OTHER ASSETS & LIABILITIES, NET - 0.2%	1,348,132

NET ASSETS - 100.0%	$704,957,455

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures contracts.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 0.2%
6,557		Autoliv, Inc	$503,579
1,015	*	BorgWarner, Inc	68,411
2,408	*	Federal Mogul Corp (Class A)	56,732
3,922		Johnson Controls, Inc	150,566
3,942	*	Lear Corp (New)	416,393
1,000	*	Tesla Motors, Inc	24,100
3,084	*	TRW Automotive Holdings Corp	183,991

		TOTAL AUTOMOBILES & COMPONENTS	1,403,772

BANKS - 6.0%
19,525		Associated Banc-Corp	272,960
8,535		Bancorpsouth, Inc	133,487
3,831		Bank of Hawaii Corp	179,559
79,921		BB&T Corp	2,209,016
3,076		BOK Financial Corp	158,968
36,458		CapitalSource, Inc	281,456
6,021		Capitol Federal Financial	73,396
23,226	*	CIT Group, Inc	1,107,648
5,255		City National Corp	303,686
20,418		Comerica, Inc	779,968
8,891		Commerce Bancshares, Inc	365,687
6,259		Cullen/Frost Bankers, Inc	361,645
17,409		East West Bancorp, Inc	377,949
106,000		Fifth Third Bancorp	1,576,220
753		First Citizens Bancshares, Inc (Class A)	151,481
27,706	*	First Horizon National Corp	313,909
23,447		First Niagara Financial Group, Inc	325,444
22,893		Fulton Financial Corp	236,256
50,129		Hudson City Bancorp, Inc	550,416
99,685		Huntington Bancshares, Inc	721,719
100,623		Keycorp	895,545
8,715		M&T Bank Corp	753,586
60,364		Marshall & Ilsley Corp	421,944
50,773		New York Community Bancorp, Inc	930,161
43,172		People’s United Financial, Inc	557,351
60,753		PNC Financial Services Group, Inc	3,645,180
118,547	*	Popular, Inc	380,536
143,643		Regions Financial Corp	1,019,865
57,683		SunTrust Banks, Inc	1,755,294
88,123		Synovus Financial Corp	232,645
16,053		TCF Financial Corp	239,832
8,210		TFS Financial Corp	80,048
221,499		US Bancorp	5,980,473
18,564		Valley National Bancorp	251,171

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,971		Washington Federal, Inc	$224,269
562,292		Wells Fargo & Co	18,229,506
14,476		Wilmington Trust Corp	63,405
19,776		Zions Bancorporation	466,318

		TOTAL BANKS	46,607,999

CAPITAL GOODS - 6.5%
7,967	*	Aecom Technology Corp	233,194
10,515	*	AGCO Corp	533,111
539	*	Alliant Techsystems, Inc	40,835
2,221		Armstrong World Industries, Inc	90,195
2,473	*	Babcock & Wilcox Co	72,335
11,125	*	BE Aerospace, Inc	430,426
16,863		Boeing Co	1,171,641
6,461		Carlisle Cos, Inc	243,644
7,030	*	Chicago Bridge & Iron Co NV	231,217
2,675	*	CNH Global NV	129,550
5,637		Crane Co	250,339
4,716		Danaher Corp	217,219
2,728		Deere & Co	247,975
7,854		Dover Corp	503,441
14,255		Eaton Corp	1,538,970
1,148		Flowserve Corp	143,489
19,168		Fluor Corp	1,326,234
345		Gardner Denver, Inc	24,888
3,920		GATX Corp	130,340
4,303	*	General Cable Corp	159,254
39,915		General Dynamics Corp	3,009,591
947,521		General Electric Co	19,083,074
10,294		Goodrich Corp	932,842
8,515		Harsco Corp	274,779
3,907		Hubbell, Inc (Class B)	239,265
1,628		IDEX Corp	64,566
37,186		Ingersoll-Rand plc	1,755,180
20,852		ITT Industries, Inc	1,228,600
5,662	*	Jacobs Engineering Group, Inc	290,857
17,338		KBR, Inc	556,550
2,714		Kennametal, Inc	110,188
13,427		L-3 Communications Holdings, Inc	1,050,663
7,688		Lockheed Martin Corp	611,965
29,139		Masco Corp	388,132
34,774		Northrop Grumman Corp	2,409,838
6,188	*	Owens Corning, Inc	207,112
13,094		Parker Hannifin Corp	1,170,735
4,994		Pentair, Inc	180,633
23,943	*	Quanta Services, Inc	568,167
43,940		Raytheon Co	2,196,561
638		Regal-Beloit Corp	42,580
8,821		Rockwell Collins, Inc	565,779
4,356	*	Shaw Group, Inc	164,526
6,406		Snap-On, Inc	362,772
10,302	*	Spirit Aerosystems Holdings, Inc (Class A)	243,333

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,406		SPX Corp	$345,342
12,864	*	Terex Corp	417,180
14,827		Textron, Inc	389,802
4,949	*	Thomas & Betts Corp	254,329
2,818		Timken Co	132,502
9,380		Trinity Industries, Inc	261,608
47,203		Tyco International Ltd	2,116,110
9,504		United Technologies Corp	772,675
9,279	*	URS Corp	412,452
5,783	*	USG Corp	93,800
3,576	*	WESCO International, Inc	200,435
4,636		Westinghouse Air Brake Technologies Corp	251,271

		TOTAL CAPITAL GOODS	51,074,091

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
4,385		Aaron’s, Inc	84,148
11,788		Avery Dennison Corp	496,157
15,027		Cintas Corp	421,658
10,500	*	Corrections Corp of America	260,505
14,177		Covanta Holding Corp	239,875
14,843		Equifax, Inc	530,192
914	*	FTI Consulting, Inc	33,334
2,358	*	KAR Auction Services, Inc	34,993
9,514		Manpower, Inc	614,319
6,374		Pitney Bowes, Inc	154,761
22,280		R.R. Donnelley & Sons Co	394,802
26,680		Republic Services, Inc	822,811
4,127		Towers Watson & Co	225,045
2,851		Waste Connections, Inc	82,593
55,795		Waste Management, Inc	2,112,956

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,508,149

CONSUMER DURABLES & APPAREL - 1.0%
32,195		DR Horton, Inc	398,896
15,279		Fortune Brands, Inc	942,408
12,255		Garmin Ltd	377,822
4,140	*	Harman International Industries, Inc	179,345
10,598		Jarden Corp	359,272
9,376		KB Home	139,140
7,236		Leggett & Platt, Inc	163,027
17,686		Lennar Corp (Class A)	342,401
17,355		Mattel, Inc	410,966
3,804		MDC Holdings, Inc	117,582
5,886	*	Mohawk Industries, Inc	326,967
35,115		Newell Rubbermaid, Inc	675,964
38,859	*	Pulte Homes, Inc	306,598
18,287		Stanley Works	1,329,098
16,749	*	Toll Brothers, Inc	339,000
10,081		VF Corp	833,900
4,990		Whirlpool Corp	426,645

		TOTAL CONSUMER DURABLES & APPAREL	7,669,031

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.6%
2,143		Brinker International, Inc	$50,425
31,609		Carnival Corp	1,413,238
2,971		Choice Hotels International, Inc	112,690
3,535	*	Education Management Corp	65,009
21,349		H&R Block, Inc	267,289
4,952	*	Hyatt Hotels Corp	240,618
2,685		International Speedway Corp (Class A)	77,677
29,157	*	MGM Mirage	432,398
7,830	*	Penn National Gaming, Inc	279,766
9,353	*	Royal Caribbean Cruises Ltd	419,950
28,798		Service Corp International	249,679
20,722		Wendy’s/Arby’s Group, Inc (Class A)	100,087
20,693		Wyndham Worldwide Corp	582,094

		TOTAL CONSUMER SERVICES	4,290,920

DIVERSIFIED FINANCIALS - 11.9%
23,722		Ameriprise Financial, Inc	1,462,461
22,071		Ares Capital Corp	370,572
1,159,442		Bank of America Corp	15,919,139
140,125		Bank of New York Mellon Corp	4,376,104
7,251		BlackRock, Inc	1,435,843
52,735		Capital One Financial Corp	2,539,718
800		CBOE Holdings, Inc	18,408
2,441,868	*	Citigroup, Inc	11,769,804
7,611		CME Group, Inc	2,348,450
62,885		Discover Financial Services	1,294,802
25,381	*	E*Trade Financial Corp	420,309
2,893		Federated Investors, Inc (Class B)	78,342
59,400		Goldman Sachs Group, Inc	9,719,028
400	*	Green Dot Corp	25,164
2,724		Interactive Brokers Group, Inc (Class A)	44,047
37,263		Invesco Ltd	921,887
129,000		iShares Russell 1000 Value Index Fund	8,550,120
18,990		Janus Capital Group, Inc	245,161
13,700		Jefferies Group, Inc	342,637
459,733		JPMorgan Chase & Co	20,660,401
17,578		Legg Mason, Inc	582,359
22,502		Leucadia National Corp	731,765
1,500	*	LPL Investment Holdings, Inc	51,390
119,167		Morgan Stanley	3,503,510
13,580	*	Nasdaq Stock Market, Inc	332,438
16,847		Northern Trust Corp	875,707
23,409		NYSE Euronext	744,640
11,658		Raymond James Financial, Inc	422,253
55,830	*	SLM Corp	804,510
57,958		State Street Corp	2,707,798

		TOTAL DIVERSIFIED FINANCIALS	93,298,767

ENERGY - 12.5%
12,244	*	Alpha Natural Resources, Inc	657,870
57,152		Anadarko Petroleum Corp	4,405,276

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

44,074		Apache Corp	$5,260,673
5,677		Arch Coal, Inc	194,437
2,693	*	Atlas America, Inc	119,300
5,379	*	Atwood Oceanics, Inc	217,419
35,914		Baker Hughes, Inc	2,460,468
11,912		Cabot Oil & Gas Corp	495,897
12,105	*	Cameron International Corp	645,197
75,303		Chesapeake Energy Corp	2,223,698
219,759		Chevron Corp	20,861,722
9,533	*	Cobalt International Energy, Inc	129,172
5,696	*	Comstock Resources, Inc	157,779
106,125		ConocoPhillips	7,583,693
14,080		Consol Energy, Inc	699,776
289	*	Continental Resources, Inc	18,557
46,138	*	Denbury Resources, Inc	938,908
51,565	*	Devon Energy Corp	4,573,300
5,561		Diamond Offshore Drilling, Inc	398,779
1,421	*	Dresser-Rand Group, Inc	65,267
66,947		El Paso Corp	1,063,118
1,020		Equitable Resources, Inc	49,154
6,529	*	Exterran Holdings, Inc	161,984
47,625	d	Exxon Mobil Corp	3,842,385
4,259	*	Forest Oil Corp	165,249
12,311	*	Frontier Oil Corp	256,069
1,024		Frontline Ltd	26,552
10,714		Helmerich & Payne, Inc	629,233
34,425		Hess Corp	2,895,831
1,473		Holly Corp	72,280
60,038		Marathon Oil Corp	2,743,737
11,727		Massey Energy Co	737,159
6,247	*	McDermott International, Inc	129,813
19,427		Murphy Oil Corp	1,288,010
19,852	*	Nabors Industries Ltd	484,389
48,409		National Oilwell Varco, Inc	3,577,426
15,542	*	Newfield Exploration Co	1,137,208
20,039		Noble Energy, Inc	1,825,553
74,740		Occidental Petroleum Corp	7,225,863
6,440	*	Oceaneering International, Inc	497,361
5,700	*	Oil States International, Inc	386,232
18,015		Patterson-UTI Energy, Inc	420,470
31,095		Peabody Energy Corp	1,972,045
9,530	*	PetroHawk Energy Corp	191,077
13,443		Pioneer Natural Resources Co	1,279,236
15,876	*	Plains Exploration & Production Co	562,010
12,242	*	Pride International, Inc	397,865
20,086		Questar Market Resources, Inc	816,295
12,923	*	Quicksilver Resources, Inc	193,974
12,680	*	Rowan Cos, Inc	434,670
18,712	*	SandRidge Energy, Inc	139,217
20,026		Schlumberger Ltd	1,782,114
2,606		SEACOR Holdings, Inc	275,428
14,374		Southern Union Co	384,073

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

74,837		Spectra Energy Corp	$1,962,975
2,460		St. Mary Land & Exploration Co	152,914
13,614		Sunoco, Inc	577,914
8,432	*	Superior Energy Services	296,132
5,040		Teekay Corp	170,654
15,895	*	Tesoro Corp	305,979
5,819		Tidewater, Inc	346,172
4,775	*	Unit Corp	244,480
65,415		Valero Energy Corp	1,658,924
50,339	*	Weatherford International Ltd	1,194,041
6,243	*	Whiting Petroleum Corp	788,366
39,115		Williams Cos, Inc	1,055,714

		TOTAL ENERGY	98,904,533

FOOD & STAPLES RETAILING - 1.7%
5,868	*	BJ’s Wholesale Club, Inc	257,840
139,785		CVS Corp	4,780,647
70,647		Kroger Co	1,511,846
45,000		Safeway, Inc	931,050
24,153		Supervalu, Inc	176,075
9,490		Walgreen Co	383,776
88,598		Wal-Mart Stores, Inc	4,967,690

		TOTAL FOOD & STAPLES RETAILING	13,008,924

FOOD, BEVERAGE & TOBACCO - 4.8%
100,308		Altria Group, Inc	2,358,241
74,309		Archer Daniels Midland Co	2,427,675
3,084		Brown-Forman Corp (Class B)	204,623
16,424		Bunge Ltd	1,117,982
8,703		Campbell Soup Co	297,120
8,058	*	Central European Distribution Corp	184,851
61,771		Coca-Cola Co	3,882,307
15,102		Coca-Cola Enterprises, Inc	379,966
46,423		ConAgra Foods, Inc	1,036,626
21,059	*	Constellation Brands, Inc (Class A)	404,754
8,452		Corn Products International, Inc	389,891
20,475	*	Dean Foods Co	207,821
23,186		Del Monte Foods Co	439,607
18,056		Dr Pepper Snapple Group, Inc	639,724
5,754		Flowers Foods, Inc	145,173
31,257		General Mills, Inc	1,087,118
21,564		H.J. Heinz Co	1,024,290
1,045	*	Hansen Natural Corp	59,189
7,703		Hershey Co	359,653
7,937		Hormel Foods Corp	392,088
13,672		J.M. Smucker Co	849,852
3,192		Kellogg Co	160,558
185,283		Kraft Foods, Inc (Class A)	5,664,100
17,897		Lorillard, Inc	1,346,570
7,708		McCormick & Co, Inc	340,694
20,529		Mead Johnson Nutrition Co	1,190,066
15,669		Molson Coors Brewing Co (Class B)	734,406

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

79,128		PepsiCo, Inc	$5,088,722
33,798		Philip Morris International, Inc	1,934,598
6,406	*	Ralcorp Holdings, Inc	392,047
38,812		Reynolds American, Inc	1,234,610
21,102		Sara Lee Corp	358,101
15,998	*	Smithfield Foods, Inc	318,520
34,677		Tyson Foods, Inc (Class A)	570,437

		TOTAL FOOD, BEVERAGE & TOBACCO	37,221,980

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
46,386		Aetna, Inc	1,527,955
11,482		Baxter International, Inc	556,762
8,011		Beckman Coulter, Inc	576,872
173,013	*	Boston Scientific Corp	1,207,631
8,605	*	Brookdale Senior Living, Inc	188,019
27,618		Cardinal Health, Inc	1,146,423
16,236	*	CareFusion Corp	417,752
31,962		Cigna Corp	1,343,043
3,590	*	Community Health Systems, Inc	126,081
4,325		Cooper Cos, Inc	247,996
16,908	*	Coventry Health Care, Inc	506,733
600	*	Emdeon, Inc	8,814
10,953	*	Health Net, Inc	312,489
1,111		Hill-Rom Holdings, Inc	44,962
29,157	*	Hologic, Inc	580,807
19,493	*	Humana, Inc	1,130,009
6,699	*	Inverness Medical Innovations, Inc	262,400
6,428	*	Kinetic Concepts, Inc	296,524
6,542	*	LifePoint Hospitals, Inc	230,278
16,494		McKesson Corp	1,239,854
29,700		Medtronic, Inc	1,138,104
12,772		Omnicare, Inc	331,050
676	*	Pediatrix Medical Group, Inc	44,717
2,460		Quest Diagnostics, Inc	140,097
3,842		Teleflex, Inc	220,223
17,739	*	Tenet Healthcare Corp	117,964
131,353		UnitedHealth Group, Inc	5,392,042
9,661		Universal Health Services, Inc (Class B)	406,728
46,104	*	WellPoint, Inc	2,863,981
23,480	*	Zimmer Holdings, Inc	1,389,077

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	23,995,387

HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
7,783		Alberto-Culver Co	289,917
1,249		Clorox Co	78,550
9,361		Colgate-Palmolive Co	718,644
8,159	*	Energizer Holdings, Inc	593,486
9,944		Kimberly-Clark Corp	643,675
312,808		Procter & Gamble Co	19,747,568

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	22,071,840

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 6.8%
33,145		ACE Ltd	$2,041,401
3,042		Aflac, Inc	175,158
837	*	Alleghany Corp	258,449
4,773		Allied World Assurance Co Holdings Ltd	287,955
62,079		Allstate Corp	1,933,140
9,496		American Financial Group, Inc	308,905
13,959	*	American International Group, Inc	563,246
752		American National Insurance Co	62,702
31,132		AON Corp	1,423,978
5,353	*	Arch Capital Group Ltd	472,402
8,747		Arthur J. Gallagher & Co	259,611
8,590		Aspen Insurance Holdings Ltd	258,130
13,121		Assurant, Inc	514,737
21,036		Assured Guaranty Ltd	304,181
9,421		Axis Capital Holdings Ltd	335,199
199,817	*	Berkshire Hathaway, Inc (Class B)	16,335,039
6,286		Brown & Brown, Inc	155,641
35,189		Chubb Corp	2,038,499
17,225		Cincinnati Financial Corp	551,889
2,702	*	CNA Financial Corp	72,603
4,646		Endurance Specialty Holdings Ltd	215,993
876		Erie Indemnity Co (Class A)	58,184
6,621		Everest Re Group Ltd	558,018
25,564		Fidelity National Title Group, Inc (Class A)	343,836
45,454	*	Genworth Financial, Inc (Class A)	616,811
5,274		Hanover Insurance Group, Inc	249,460
47,174		Hartford Financial Services Group, Inc	1,310,494
12,974		HCC Insurance Holdings, Inc	392,853
34,552		Lincoln National Corp	996,480
36,322		Loews Corp	1,454,696
1,124	*	Markel Corp	452,410
5,358		Marsh & McLennan Cos, Inc	149,381
18,021	*	MBIA, Inc	192,825
3,189		Mercury General Corp	135,373
51,660		Metlife, Inc	2,364,477
28,807		Old Republic International Corp	352,310
2,974		OneBeacon Insurance Group Ltd (Class A)	40,893
8,993		PartnerRe Ltd	736,347
36,972		Principal Financial Group	1,211,572
76,803		Progressive Corp	1,521,467
9,997		Protective Life Corp	275,617
53,570		Prudential Financial, Inc	3,295,090
8,779		Reinsurance Group of America, Inc (Class A)	505,319
6,317		RenaissanceRe Holdings Ltd	414,522
5,509		Stancorp Financial Group, Inc	245,756
3,581		Symetra Financial Corp	47,377
9,418		Torchmark Corp	586,741
7,687		Transatlantic Holdings, Inc	395,496
44,443		Travelers Cos, Inc	2,500,362
6,011		Unitrin, Inc	161,756
38,812		UnumProvident Corp	967,971
7,265		Validus Holdings Ltd	220,856

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,507		W.R. Berkley Corp	$409,823
226		Wesco Financial Corp	84,929
879		White Mountains Insurance Group Ltd	298,860
37,362		XL Capital Ltd	856,337

		TOTAL INSURANCE	52,973,557

MATERIALS - 3.1%
10,951		AK Steel Holding Corp	174,121
100,864		Alcoa, Inc	1,671,316
7,943		Aptargroup, Inc	381,741
8,250		Ashland, Inc	478,995
8,254		Ball Corp	587,107
12,866		Bemis Co, Inc	418,788
7,539		Cabot Corp	326,062
2,375		CF Industries Holdings, Inc	320,720
13,507		Commercial Metals Co	225,837
5,665		Cytec Industries, Inc	308,969
4,835		Domtar Corporation	425,142
133,402		Dow Chemical Co	4,733,104
68,533		Du Pont (E.I.) de Nemours & Co	3,473,252
6,469		Eastman Chemical Co	600,711
2,565		FMC Corp	195,094
3,931		Greif, Inc (Class A)	247,850
22,006		Huntsman Corp	383,124
10,803		International Paper Co	311,991
5,222	*	Intrepid Potash, Inc	188,723
19,246		MeadWestvaco Corp	551,012
20,746		Nucor Corp	952,449
13,257	*	Owens-Illinois, Inc	390,949
12,166		Packaging Corp of America	343,690
16,011		PPG Industries, Inc	1,349,407
7,175		Reliance Steel & Aluminum Co	375,181
5,476		Royal Gold, Inc	254,086
7,569		RPM International, Inc	177,342
2,278		Schnitzer Steel Industries, Inc (Class A)	140,553
18,489		Sealed Air Corp	493,471
4,188		Sherwin-Williams Co	354,849
953		Sigma-Aldrich Corp	60,658
11,228		Sonoco Products Co	399,155
25,044		Steel Dynamics, Inc	455,801
10,061		Temple-Inland, Inc	241,363
13,490		United States Steel Corp	777,968
9,889		Valspar Corp	369,552
14,750		Vulcan Materials Co	627,760
1,475		Walter Energy, Inc	192,148

		TOTAL MATERIALS	23,960,041

MEDIA - 4.8%
26,953		Cablevision Systems Corp (Class A)	912,359
69,418		CBS Corp (Class B)	1,376,559
4,801	*	Central European Media Enterprises Ltd (Class A) Nasdaq	87,378
4,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	61,116

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

325,104		Comcast Corp (Class A)	$7,396,117
8,807	*	Discovery Communications, Inc (Class A)	343,473
23,019		DISH Network Corp (Class A)	485,931
27,904		Gannett Co, Inc	411,305
836		John Wiley & Sons, Inc (Class A)	38,414
4,966	*	Lamar Advertising Co (Class A)	182,947
27,239	*	Liberty Global, Inc (Class A)	1,104,814
8,649	*	Liberty Media Corp - Capital (Series A)	567,893
5,990	*	Liberty Media Corp - Starz	399,353
4,427	*	Madison Square Garden, Inc	111,649
10,299		McGraw-Hill Cos, Inc	401,455
2,342		Meredith Corp	78,925
16,532	*	New York Times Co (Class A)	167,139
208,893		News Corp (Class A)	3,137,573
7,089		Omnicom Group, Inc	318,154
7,358		Regal Entertainment Group (Class A)	89,473
29,331		Thomson Corp	1,173,533
40,916		Time Warner Cable, Inc	2,775,332
104,570		Time Warner, Inc	3,288,727
56,345		Viacom, Inc (Class B)	2,341,135
37,903		Virgin Media, Inc	953,639
226,326		Walt Disney Co	8,797,293
618		Washington Post Co (Class B)	264,720

		TOTAL MEDIA	37,266,406

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
17,561		Abbott Laboratories	793,055
110,683	*	Amgen, Inc	6,096,419
27,981	*	Biogen Idec, Inc	1,831,916
2,291	*	Bio-Rad Laboratories, Inc (Class A)	249,444
198,706		Bristol-Myers Squibb Co	5,003,417
118	*	Celgene Corp	6,081
8,851	*	Cephalon, Inc	522,917
5,686	*	Charles River Laboratories International, Inc	218,058
90,465		Eli Lilly & Co	3,145,468
13,232	*	Endo Pharmaceuticals Holdings, Inc	439,567
33,205	*	Forest Laboratories, Inc	1,071,193
7,420	*	Genzyme Corp	544,257
270,838		Johnson & Johnson	16,187,987
5,944	*	Life Technologies Corp	322,700
360,306		Merck & Co, Inc	11,951,350
7,830	*	Mylan Laboratories, Inc	181,343
7,448		PerkinElmer, Inc	190,520
932,171		Pfizer, Inc	16,984,156
47,396	*	Thermo Electron Corp	2,714,369
12,913	*	Watson Pharmaceuticals, Inc	704,017

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	69,158,234

REAL ESTATE - 3.5%
6,462		Alexandria Real Estate Equities, Inc	497,832
17,194		AMB Property Corp	576,859
72,488		Annaly Mortgage Management, Inc	1,292,461

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,323		Apartment Investment & Management Co (Class A)	$187,176
9,407		AvalonBay Communities, Inc	1,090,554
16,006		Boston Properties, Inc	1,510,487
15,989		Brandywine Realty Trust	185,472
7,289		BRE Properties, Inc (Class A)	325,454
7,527		Camden Property Trust	417,222
114,966		Chimera Investment Corp	482,857
7,768		Corporate Office Properties Trust	283,920
23,449		Developers Diversified Realty Corp	318,906
833		Digital Realty Trust, Inc	45,315
15,262		Douglas Emmett, Inc	281,279
27,998		Duke Realty Corp	383,573
30,558		Equity Residential	1,655,939
2,280		Essex Property Trust, Inc	264,480
2,918		Federal Realty Investment Trust	234,695
14,615	*	Forest City Enterprises, Inc (Class A)	247,140
9,093		General Growth Properties, Inc	134,667
42,803		HCP, Inc	1,587,564
16,626		Health Care REIT, Inc	816,004
13,789		Hospitality Properties Trust	342,932
75,699		Host Marriott Corp	1,401,188
580	*	Howard Hughes Corp	29,162
8,961		HRPT Properties Trust	238,990
46,446		Kimco Realty Corp	840,208
12,482		Liberty Property Trust	433,999
14,950		Macerich Co	727,467
8,954		Mack-Cali Realty Corp	313,569
14,531		Nationwide Health Properties, Inc	545,639
5,700		Piedmont Office Realty Trust, Inc	112,746
10,991		Plum Creek Timber Co, Inc	460,193
62,257		Prologis	928,874
1,535		Public Storage, Inc	167,284
6,561		Rayonier, Inc	388,477
13,569		Realty Income Corp	474,372
9,601		Regency Centers Corp	413,899
16,364		Senior Housing Properties Trust	366,881
10,237		Simon Property Group, Inc	1,038,544
9,172		SL Green Realty Corp	667,355
2,073	*	St. Joe Co	56,821
6,576		Taubman Centers, Inc	344,254
20,003		UDR, Inc	469,670
13,167		Ventas, Inc	730,242
17,023		Vornado Realty Trust	1,499,556
13,433		Weingarten Realty Investors	329,377
60,919		Weyerhaeuser Co	1,412,102

		TOTAL REAL ESTATE	27,553,657

RETAILING - 1.0%
2,521		Abercrombie & Fitch Co (Class A)	127,084
17,192		American Eagle Outfitters, Inc	248,596
5,001	*	Autonation, Inc	143,579
13,697		Expedia, Inc	344,617

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,282		Foot Locker, Inc	$326,517
17,637	*	GameStop Corp (Class A)	371,612
5,727		Gap, Inc	110,359
18,253		Genuine Parts Co	944,593
18,505		JC Penney Co, Inc	593,455
9,355	*	Kohl’s Corp	475,047
67,954	*	Liberty Media Holding Corp (Interactive A)	1,076,391
39,187		Lowe’s Cos, Inc	971,837
44,071		Macy’s, Inc	1,020,243
30,528	*	Office Depot, Inc	160,272
12,693		RadioShack Corp	192,299
5,242	*	Sears Holdings Corp	395,090
9,544	*	Signet Jewelers Ltd	405,429

		TOTAL RETAILING	7,907,020

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
42,979	*	Advanced Micro Devices, Inc	336,526
6,000	*	Atmel Corp	81,240
14,513	*	Fairchild Semiconductor International, Inc	258,331
203,100		Intel Corp	4,358,525
8,124	*	International Rectifier Corp	260,212
8,182		Intersil Corp (Class A)	123,712
18,423		Kla-Tencor Corp	812,086
75,754	*	LSI Logic Corp	468,917
15,571	*	MEMC Electronic Materials, Inc	172,682
98,072	*	Micron Technology, Inc	1,033,679
2,191		National Semiconductor Corp	33,216
1,113	*	Novellus Systems, Inc	40,146
24,665	*	PMC - Sierra, Inc	192,880
7,465	*	Sunpower Corp (Class A)	100,330
77,203		Texas Instruments, Inc	2,617,954

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	10,890,436

SOFTWARE & SERVICES - 2.4%
42,451		Activision Blizzard, Inc	479,272
16,837	*	Amdocs Ltd	490,630
11,696	*	AOL, Inc	275,090
1,326		Broadridge Financial Solutions, Inc	30,352
8,299		CA, Inc	197,516
17,615		Computer Sciences Corp	938,704
10,447	*	Compuware Corp	111,992
11,141	*	Convergys Corp	158,648
82,379	*	eBay, Inc	2,501,025
1,792	*	Electronic Arts, Inc	27,937
30,131		Fidelity National Information Services, Inc	916,886
13,177		First American Corp	264,199
5,988	*	Fiserv, Inc	369,879
6,306	*	IAC/InterActiveCorp	178,397
292,946		Microsoft Corp	8,121,928
7,601	*	Monster Worldwide, Inc	126,557
38,856	*	Novell, Inc	233,913
83,729	*	Symantec Corp	1,474,468

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,414	*	Synopsys, Inc	$445,312
18,308		Total System Services, Inc	318,742
86,006	*	Yahoo!, Inc	1,386,417

		TOTAL SOFTWARE & SERVICES	19,047,864

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
11,994	*	Arrow Electronics, Inc	453,373
17,025	*	Avnet, Inc	606,431
4,560		AVX Corp	71,501
51,934	*	Brocade Communications Systems, Inc	292,908
157,740		Corning, Inc	3,503,404
5,999		Diebold, Inc	183,929
4,784	*	EchoStar Corp (Class A)	130,364
17,313	*	Ingram Micro, Inc (Class A)	341,759
551	*	Itron, Inc	31,969
6,387		Jabil Circuit, Inc	129,081
9,160	*	Lexmark International, Inc (Class A)	319,134
14,817		Molex, Inc	387,465
33,100	*	Motorola Mobility Holdings, Inc	922,497
37,828	*	Motorola, Inc	1,466,591
16,732	*	Seagate Technology, Inc	234,248
5,411	*	Tech Data Corp	253,830
43,167		Tellabs, Inc	228,785
19,785	*	Vishay Intertechnology, Inc	326,453
1,256	*	Vishay Precision Group, Inc	23,299
20,247	*	Western Digital Corp	688,804
157,701		Xerox Corp	1,674,785
3,217	*	Zebra Technologies Corp (Class A)	125,141

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	12,395,751

TELECOMMUNICATION SERVICES - 4.7%
682,872		AT&T, Inc	18,792,636
34,898		CenturyTel, Inc	1,508,990
3,548	*	Clearwire Corp (Class A)	18,769
70,022		Frontier Communications Corp	642,102
8,021	*	Leap Wireless International, Inc	112,134
111,541	*	Level 3 Communications, Inc	137,195
15,063	*	MetroPCS Communications, Inc	194,765
3,586	*	NII Holdings, Inc (Class B)	150,540
200,330		Qwest Communications International, Inc	1,428,353
339,478	*	Sprint Nextel Corp	1,534,440
9,927		Telephone & Data Systems, Inc	354,890
1,831	*	US Cellular Corp	89,243
326,680		Verizon Communications, Inc	11,636,342
32,071		Windstream Corp	410,830

		TOTAL TELECOMMUNICATION SERVICES	37,011,229

TRANSPORTATION - 1.9%
4,799		Alexander & Baldwin, Inc	192,536
26,236	*	AMR Corp	184,964
5,766		Con-way, Inc	196,159
1,532		Copa Holdings S.A. (Class A)	86,175

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

44,965		CSX Corp	$3,174,529
12,614		FedEx Corp	1,139,296
4,673	*	Hertz Global Holdings, Inc	68,740
4,564	*	Kansas City Southern Industries, Inc	228,109
5,614	*	Kirby Corp	262,398
42,675		Norfolk Southern Corp	2,611,283
2,553		Ryder System, Inc	122,748
75,019		Southwest Airlines Co	888,975
5,012	*	UAL Corp	127,305
51,153		Union Pacific Corp	4,840,609
2,700		UTI Worldwide, Inc	59,130

		TOTAL TRANSPORTATION	14,182,956

UTILITIES - 6.6%
77,345	*	AES Corp	959,078
9,310		AGL Resources, Inc	341,677
19,122		Allegheny Energy, Inc	492,965
13,335		Alliant Energy Corp	495,529
27,236		Ameren Corp	772,685
55,326		American Electric Power Co, Inc	1,974,032
19,609		American Water Works Co, Inc	500,029
15,841		Aqua America, Inc	366,244
10,603		Atmos Energy Corp	345,658
20,798	*	Calpine Corp	296,787
48,541		Centerpoint Energy, Inc	783,937
28,269		CMS Energy Corp	551,246
32,907		Consolidated Edison, Inc	1,642,388
21,256		Constellation Energy Group, Inc	685,506
68,806		Dominion Resources, Inc	2,995,814
13,763		DPL, Inc	360,315
19,705		DTE Energy Co	911,553
151,688		Duke Energy Corp	2,712,181
37,597		Edison International	1,364,019
8,488		Energen Corp	474,479
21,894		Entergy Corp	1,580,090
76,289		Exelon Corp	3,243,045
35,220		FirstEnergy Corp	1,377,806
15,311		Great Plains Energy, Inc	301,320
11,225		Hawaiian Electric Industries, Inc	279,503
9,111		Integrys Energy Group, Inc	433,592
1,020		ITC Holdings Corp	67,014
21,385		MDU Resources Group, Inc	454,004
8,518		National Fuel Gas Co	582,120
47,874		NextEra Energy, Inc	2,559,344
32,120		NiSource, Inc	598,074
20,293		Northeast Utilities	668,046
29,640	*	NRG Energy, Inc	615,030
12,629		NSTAR	547,846
26,106		NV Energy, Inc	375,143
10,994		OGE Energy Corp	504,515
12,259		Oneok, Inc	721,932
970		Ormat Technologies, Inc	29,837

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	MATURITY DATE	VALUE

25,122		Pepco Holdings, Inc		$466,516
45,240		PG&E Corp		2,093,707
12,580		Pinnacle West Capital Corp		512,132
55,688		PPL Corp		1,436,194
33,445		Progress Energy, Inc		1,502,349
58,396		Public Service Enterprise Group, Inc		1,893,782
20,286		Questar Corp		353,585
89,169	*	RRI Energy, Inc		369,160
13,142		SCANA Corp		555,512
28,771		Sempra Energy		1,498,106
95,246		Southern Co		3,583,155
24,672		TECO Energy, Inc		454,212
12,793		UGI Corp		401,061
9,625		Vectren Corp		254,966
13,813		Westar Energy, Inc		352,232
13,438		Wisconsin Energy Corp		810,177
53,095		Xcel Energy, Inc		1,251,449

		TOTAL UTILITIES		51,752,678

		TOTAL COMMON STOCKS		770,155,222

		(Cost $777,170,454)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
452	Celgene Corp	1,071

	TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,071

	TOTAL RIGHTS / WARRANTS	1,071

	(Cost $2,396)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 1.2%

$9,405,000		Federal Home Loan Bank	02/01/11	9,405,000

				9,405,000

		TOTAL SHORT-TERM INVESTMENTS		9,405,000

		(Cost $9,405,000)

		TOTAL INVESTMENTS - 99.8%		779,561,293
		(Cost $786,577,850)
		OTHER ASSETS & LIABILITIES, NET - 0.2%		1,352,475

		NET ASSETS - 100.0%		$780,913,768

		Abbreviation(s):
		REIT - Real Estate Investment Trust

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures contracts.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.0%
8,649	*	American Axle & Manufacturing Holdings, Inc	$123,681
2,394	*	Amerigon, Inc (Class A)	26,071
12,846		Autoliv, Inc	986,573
17,254	*	BorgWarner, Inc	1,162,920
9,747		Cooper Tire & Rubber Co	222,816
22,033	*	Dana Holding Corp	394,831
1,390	*	Dorman Products, Inc	44,716
2,768		Drew Industries, Inc	65,380
11,208	*	Exide Technologies	107,709
2,634	*	Federal Mogul Corp (Class A)	62,057
548,401	*	Ford Motor Co	8,746,996
2,114	*	Fuel Systems Solutions, Inc	55,027
20,962		Gentex Corp	672,251
35,494	*	Goodyear Tire & Rubber Co	421,669
34,562		Harley-Davidson, Inc	1,370,383
100,463		Johnson Controls, Inc	3,856,774
7,619	*	Lear Corp (New)	804,795
6,767	*	Modine Manufacturing Co	111,656
5,413		Spartan Motors, Inc	33,777
2,028		Standard Motor Products, Inc	24,559
2,647	*	Stoneridge, Inc	39,043
4,844		Superior Industries International, Inc	96,880
9,447	*	Tenneco, Inc	390,445
2,300	*	Tesla Motors, Inc	55,430
4,819		Thor Industries, Inc	179,074
2,020	*	Tower International, Inc	36,097
11,813	*	TRW Automotive Holdings Corp	704,764
4,173	*	Winnebago Industries, Inc	62,178

		TOTAL AUTOMOBILES & COMPONENTS	20,858,552

BANKS - 3.3%
2,315		1st Source Corp	43,638
3,130	*	1st United Bancorp, Inc	20,502
4,749		Abington Bancorp, Inc	58,983
551		Alliance Financial Corp	16,370
764		American National Bankshares, Inc	15,715
2,640		Ameris Bancorp	25,159
726		Ames National Corp	13,104
2,009		Arrow Financial Corp	45,564
25,486		Associated Banc-Corp	356,294
12,255		Astoria Financial Corp	174,511
1,553		Bancfirst Corp	62,990
3,737		Banco Latinoamericano de Exportaciones S.A. (Class E)	64,613
494		Bancorp Rhode Island, Inc	14,899

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,032		Bancorpsouth, Inc	$188,180
6,487		Bank Mutual Corp	28,737
7,086		Bank of Hawaii Corp	332,121
655		Bank of Marin Bancorp	22,755
2,323		Bank of the Ozarks, Inc	100,191
2,457		BankFinancial Corp	22,408
101,543		BB&T Corp	2,806,649
2,999	*	Beneficial Mutual Bancorp, Inc	26,481
2,307		Berkshire Hills Bancorp, Inc	49,001
1,024	*	BofI Holding, Inc	15,473
4,108		BOK Financial Corp	212,301
10,344		Boston Private Financial Holdings, Inc	69,408
1,513		Bridge Bancorp, Inc	34,345
8,703		Brookline Bancorp, Inc	94,253
754		Bryn Mawr Bank Corp	13,557
926		Camden National Corp	31,697
1,241		Capital City Bank Group, Inc	15,699
48,510		CapitalSource, Inc	374,497
5,066		Capitol Federal Financial	61,755
3,154		Cardinal Financial Corp	34,694
11,294		Cathay General Bancorp	195,499
5,058	*	Center Financial	37,176
2,669		Centerstate Banks of Florida, Inc	19,590
488		Century Bancorp, Inc	13,147
3,344		Chemical Financial Corp	69,421
29,880	*	CIT Group, Inc	1,424,977
1,474		Citizens & Northern Corp	23,053
55,810	*	Citizens Republic Bancorp, Inc	35,144
2,433		City Holding Co	84,668
6,693		City National Corp	386,788
988		Clifton Savings Bancorp, Inc	11,293
1,130		CNB Financial Corp	15,718
5,107		CoBiz, Inc	32,583
5,841		Columbia Banking System, Inc	117,404
25,784		Comerica, Inc	984,949
11,223		Commerce Bancshares, Inc	461,602
5,536		Community Bank System, Inc	139,950
1,938		Community Trust Bancorp, Inc	56,028
8,348		Cullen/Frost Bankers, Inc	482,347
12,036		CVB Financial Corp	99,658
1,242		Danvers Bancorp, Inc	26,778
5,261		Dime Community Bancshares	79,336
4,463	*	Doral Financial Corp	5,534
2,332	*	Eagle Bancorp, Inc	31,505
22,916		East West Bancorp, Inc	497,506
1,116	*	Encore Bancshares, Inc	12,923
2,133		Enterprise Financial Services Corp	27,686
1,184		ESB Financial Corp	16,292
3,464		ESSA Bancorp, Inc	43,750
1,352		Federal Agricultural Mortgage Corp (Class C)	20,875
135,921		Fifth Third Bancorp	2,021,145
1,693		Financial Institutions, Inc	32,726

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,953		First Bancorp (NC)	$29,354
866	*	First Bancorp (Puerto Rico)	4,356
1,005		First Bancorp, Inc	14,844
9,154		First Busey Corp	45,038
901		First Citizens Bancshares, Inc (Class A)	181,254
15,748		First Commonwealth Financial Corp	101,260
2,221		First Community Bancshares, Inc	29,872
8,482		First Financial Bancorp	143,346
3,075		First Financial Bankshares, Inc	151,659
1,508		First Financial Corp	47,547
2,372		First Financial Holdings, Inc	24,574
38,258	*	First Horizon National Corp	433,463
1,747		First Interstate Bancsystem, Inc	22,694
3,771		First Merchants Corp	34,165
11,137		First Midwest Bancorp, Inc	130,192
30,760		First Niagara Financial Group, Inc	426,948
1,920		First of Long Island Corp	54,470
833		First South Bancorp, Inc	4,831
16,815		FirstMerit Corp	308,051
7,575	*	Flagstar Bancorp, Inc	11,969
4,131		Flushing Financial Corp	58,867
15,617		FNB Corp	157,732
30,262		Fulton Financial Corp	312,304
1,498		German American Bancorp, Inc	25,646
12,351		Glacier Bancorp, Inc	174,273
1,402		Great Southern Bancorp, Inc	30,704
4,142	*	Greene County Bancshares, Inc	13,047
5,275		Hancock Holding Co	173,020
6,715	*	Hanmi Financial Corp	8,830
1,473		Heartland Financial USA, Inc	24,908
1,426	*	Heritage Financial Corp	20,321
1,143	*	Home Bancorp, Inc	15,773
4,046		Home Bancshares, Inc	82,781
2,273		Home Federal Bancorp, Inc	24,367
69,498		Hudson City Bancorp, Inc	763,087
1,832		Hudson Valley Holding Corp	41,128
129,964		Huntington Bancshares, Inc	940,939
3,941		IBERIABANK Corp	223,534
3,006		Independent Bank Corp	81,703
7,164		International Bancshares Corp	135,901
6,843	*	Investors Bancorp, Inc	91,149
2,959		Kearny Financial Corp	27,578
133,187		Keycorp	1,185,364
2,933		Lakeland Bancorp, Inc	28,212
2,273		Lakeland Financial Corp	46,778
10,725		M&T Bank Corp	927,391
4,715		MainSource Financial Group, Inc	42,836
77,000		Marshall & Ilsley Corp	538,230
7,189		MB Financial, Inc	141,336
641		Merchants Bancshares, Inc	17,608
1,281	*	Meridian Interstate Bancorp, Inc	15,628
31,180	*	MGIC Investment Corp	261,600

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

602		Midsouth Bancorp, Inc	$8,079
964		MidWestOne Financial Group, Inc	13,563
4,732	*	Nara Bancorp, Inc	46,184
447		NASB Financial, Inc	6,709
945		National Bankshares, Inc	27,216
18,273		National Penn Bancshares, Inc	149,108
5,959		NBT Bancorp, Inc	138,130
64,019		New York Community Bancorp, Inc	1,172,827
14,574		NewAlliance Bancshares, Inc	217,881
3,079		Northfield Bancorp, Inc	39,935
14,751		Northwest Bancshares, Inc	172,808
1,978		OceanFirst Financial Corp	27,395
10,478	*	Ocwen Financial Corp	105,828
11,982		Old National Bancorp	128,567
1,600	*	OmniAmerican Bancorp, Inc	23,920
7,114		Oriental Financial Group, Inc	84,087
8,325		Oritani Financial Corp	99,817
651		Orrstown Financial Services, Inc	17,206
2,647		Pacific Continental Corp	26,867
4,339		PacWest Bancorp	85,608
2,024		Park National Corp	131,803
984		Peapack Gladstone Financial Corp	13,402
502		Penns Woods Bancorp, Inc	19,533
1,923	*	Pennsylvania Commerce Bancorp, Inc	23,134
1,601		Peoples Bancorp, Inc	21,758
57,357		People’s United Financial, Inc	740,478
4,700	*	Pinnacle Financial Partners, Inc	64,672
15,572	*	PMI Group, Inc	45,315
78,958		PNC Financial Services Group, Inc	4,737,480
153,774	*	Popular, Inc	493,615
7,573		PrivateBancorp, Inc	116,397
7,437		Prosperity Bancshares, Inc	300,827
8,275		Provident Financial Services, Inc	121,229
7,032		Provident New York Bancorp	65,609
17,276		Radian Group, Inc	124,042
184,993		Regions Financial Corp	1,313,450
3,065		Renasant Corp	47,783
1,611		Republic Bancorp, Inc (Class A)	30,754
1,039		Rockville Financial, Inc	15,398
2,561		Roma Financial Corp	26,071
3,800		S&T Bancorp, Inc	83,030
2,198		S.Y. Bancorp, Inc	53,620
3,365		Sandy Spring Bancorp, Inc	64,608
1,859		SCBT Financial Corp	57,852
1,188		Sierra Bancorp	12,819
6,433	*	Signature Bank	336,060
3,237		Simmons First National Corp (Class A)	89,956
1,926		Southside Bancshares, Inc	41,255
3,920		Southwest Bancorp, Inc	53,665
1,608		State Bancorp, Inc	15,356
2,717		StellarOne Corp	39,478
3,792		Sterling Bancorp	37,124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,960		Sterling Bancshares, Inc	$114,955
1,369		Suffolk Bancorp	28,708
75,699		SunTrust Banks, Inc	2,303,521
18,630		Susquehanna Bancshares, Inc	178,103
6,325	*	SVB Financial Group	331,873
128,562		Synovus Financial Corp	339,404
1,388	*	Taylor Capital Group, Inc	14,255
21,846		TCF Financial Corp	326,379
2,926		Territorial Bancorp, Inc	56,443
4,897	*	Texas Capital Bancshares, Inc	119,438
13,975		TFS Financial Corp	136,256
4,383	*	The Bancorp, Inc	41,200
1,261		Tompkins Trustco, Inc	51,386
456		Tower Bancorp, Inc	10,319
3,266		TowneBank	48,663
1,517		Trico Bancshares	23,013
10,287		Trustco Bank Corp NY	61,568
9,986		Trustmark Corp	239,564
5,205		UMB Financial Corp	211,583
16,638		Umpqua Holdings Corp	182,519
4,373		Union Bankshares Corp	53,438
5,237		United Bankshares, Inc	147,683
23,665	*	United Community Banks, Inc	40,231
3,593		United Financial Bancorp, Inc	55,081
2,358		Univest Corp of Pennsylvania	40,640
289,217		US Bancorp	7,808,859
26,542		Valley National Bancorp	359,113
2,170		ViewPoint Financial Group	27,505
2,698	*	Virginia Commerce Bancorp	16,215
2,229		Washington Banking Co	30,426
17,221		Washington Federal, Inc	297,751
1,942		Washington Trust Bancorp, Inc	38,840
2,390	*	Waterstone Financial, Inc	6,453
9,324		Webster Financial Corp	213,333
732,287		Wells Fargo & Co	23,740,746
3,315		WesBanco, Inc	62,488
1,895		West Bancorporation, Inc	13,597
13,251	*	West Coast Bancorp	43,066
4,617		Westamerica Bancorporation	230,850
7,711	*	Western Alliance Bancorp	57,833
4,835		Westfield Financial, Inc	41,001
13,271		Whitney Holding Corp	176,637
13,085		Wilmington Trust Corp	57,312
1,913		Wilshire Bancorp, Inc	12,281
5,252		Wintrust Financial Corp	172,843
1,071		WSFS Financial Corp	48,088
26,070		Zions Bancorporation	614,731

		TOTAL BANKS	72,941,556

CAPITAL GOODS - 8.7%
2,446	*	3D Systems Corp	69,809
107,446		3M Co	9,446,652

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,593		A.O. Smith Corp	$239,436
12,147	*	A123 Systems, Inc	110,052
2,472		Aaon, Inc	66,571
5,576	*	AAR Corp	149,381
2,783		Aceto Corp	23,962
9,997		Actuant Corp (Class A)	277,217
6,322		Acuity Brands, Inc	348,974
10,147	*	Advanced Battery Technologies, Inc	37,848
15,681	*	Aecom Technology Corp	458,983
3,085	*	Aerovironment, Inc	86,997
14,434	*	AGCO Corp	731,804
7,264		Aircastle Ltd	77,144
699		Alamo Group, Inc	18,139
4,032		Albany International Corp (Class A)	90,922
5,356	*	Alliant Techsystems, Inc	405,771
3,779	*	Altra Holdings, Inc	79,019
2,530	*	Ameresco, Inc	39,190
1,410	*	American Railcar Industries, Inc	26,748
1,757		American Science & Engineering, Inc	152,859
7,019	*	American Superconductor Corp	191,408
1,400		American Woodmark Corp	26,110
1,304		Ameron International Corp	89,937
23,494		Ametek, Inc	958,085
1,129		Ampco-Pittsburgh Corp	28,123
3,509		Apogee Enterprises, Inc	44,880
18,965	*	Applied Energetics, Inc	11,614
6,231		Applied Industrial Technologies, Inc	197,273
954	*	Argan, Inc	8,844
2,833		Armstrong World Industries, Inc	115,048
15,095	*	ArvinMeritor, Inc	329,977
3,788	*	Astec Industries, Inc	114,019
1,755	*	Astronics Corp	40,541
1,818		AZZ, Inc	72,884
17,374	*	Babcock & Wilcox Co	508,190
2,656		Badger Meter, Inc	108,869
7,669		Barnes Group, Inc	152,000
14,253	*	BE Aerospace, Inc	551,449
6,708	*	Beacon Roofing Supply, Inc	121,817
6,507		Belden CDT, Inc	226,183
6,697	*	Blount International, Inc	100,522
4,910	*	Bluelinx Holdings, Inc	17,823
114,490		Boeing Co	7,954,765
7,394		Brady Corp (Class A)	242,154
6,952		Briggs & Stratton Corp	138,831
24,260	*	Broadwind Energy, Inc	44,638
11,108		Bucyrus International, Inc (Class A)	1,008,162
10,284	*	Builders FirstSource, Inc	22,830
2,272	*	CAI International, Inc	43,259
34,013	*	Capstone Turbine Corp	38,775
9,270		Carlisle Cos, Inc	349,572
1,450		Cascade Corp	68,252
94,810		Caterpillar, Inc	9,197,518

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,178	*	Ceradyne, Inc	$148,027
4,234	*	Chart Industries, Inc	153,779
15,190	*	Chicago Bridge & Iron Co NV	499,599
2,328		CIRCOR International, Inc	94,028
8,293		Clarcor, Inc	358,092
3,535	*	CNH Global NV	171,200
3,253	*	Colfax Corp	60,636
2,703	*	Columbus McKinnon Corp	45,600
5,378		Comfort Systems USA, Inc	68,462
3,616	*	Commercial Vehicle Group, Inc	58,362
25,812		Cooper Industries plc	1,581,243
7,086		Crane Co	314,689
2,081		Cubic Corp	101,449
30,150		Cummins, Inc	3,192,282
7,336		Curtiss-Wright Corp	254,559
79,365		Danaher Corp	3,655,552
63,799		Deere & Co	5,799,329
4,049	*	DigitalGlobe, Inc	124,345
11,363		Donaldson Co, Inc	665,872
1,654		Douglas Dynamics, Inc	24,115
27,428		Dover Corp	1,758,135
1,267		Ducommun, Inc	27,823
1,235	*	DXP Enterprises, Inc	26,898
5,653	*	Dycom Industries, Inc	90,844
1,779		Dynamic Materials Corp	35,135
25,148		Eaton Corp	2,714,978
9,747	*	EMCOR Group, Inc	295,139
112,842		Emerson Electric Co	6,644,137
3,680		Encore Wire Corp	82,598
14,927	*	Ener1, Inc	57,469
9,284	*	Energy Recovery, Inc	31,751
7,473	*	EnerSys	245,264
2,790	*	EnPro Industries, Inc	115,813
3,619		ESCO Technologies, Inc	131,297
4,389	*	Esterline Technologies Corp	312,409
19,507		Fastenal Co	1,132,576
8,728		Federal Signal Corp	60,747
9,555	*	Flow International Corp	35,831
8,221		Flowserve Corp	1,027,543
27,055		Fluor Corp	1,871,936
6,416	*	Force Protection, Inc	35,545
3,447		Franklin Electric Co, Inc	141,603
1,928		Freightcar America, Inc	54,987
28,765	*	FuelCell Energy, Inc	50,339
6,127	*	Furmanite Corp	46,688
7,875		Gardner Denver, Inc	568,103
6,691		GATX Corp	222,476
11,146	*	GenCorp, Inc	57,179
2,644	*	Generac Holdings, Inc	39,396
7,516	*	General Cable Corp	278,167
51,571		General Dynamics Corp	3,888,453
1,606,022		General Electric Co	32,345,283

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,622	*	GeoEye, Inc	$144,590
6,174	*	Gibraltar Industries, Inc	68,099
2,090	*	Global Defense Technology & Systems, Inc	34,401
18,884		Goodrich Corp	1,711,268
2,031		Gorman-Rupp Co	64,545
9,274		Graco, Inc	393,960
17,220	*	GrafTech International Ltd	361,620
1,415		Graham Corp	32,828
5,154		Granite Construction, Inc	133,179
8,220		Great Lakes Dredge & Dock Corp	68,308
2,795	*	Greenbrier Cos, Inc	66,158
6,157	*	Griffon Corp	71,667
3,805	*	H&E Equipment Services, Inc	44,214
11,386		Harsco Corp	367,426
4,715		Heico Corp	246,547
1,591	*	Herley Industries, Inc	26,140
14,584	*	Hexcel Corp	277,388
2,464	*	Hoku Scientific, Inc	6,135
115,466		Honeywell International, Inc	6,467,251
2,360		Houston Wire & Cable Co	30,798
9,292		Hubbell, Inc (Class B)	569,042
12,921		IDEX Corp	512,447
3,695	*	II-VI, Inc	182,459
65,529		Illinois Tool Works, Inc	3,505,146
48,391		Ingersoll-Rand plc	2,284,055
4,967	*	Insituform Technologies, Inc (Class A)	136,642
2,184		Insteel Industries, Inc	24,941
4,656	*	Interline Brands, Inc	98,847
26,972		ITT Industries, Inc	1,589,190
18,863	*	Jacobs Engineering Group, Inc	968,992
3,951		John Bean Technologies Corp	71,316
15,189		Joy Global, Inc	1,324,177
1,378	*	Kadant, Inc	29,158
4,411		Kaman Corp	129,838
5,636		Kaydon Corp	218,170
23,577		KBR, Inc	756,822
12,633		Kennametal, Inc	512,900
1,500	*	KEYW Holding Corp	21,855
2,253	*	Kratos Defense & Security Solutions, Inc	31,587
17,015		L-3 Communications Holdings, Inc	1,331,424
1,792	*	LaBarge, Inc	25,016
2,440	*	Ladish Co, Inc	130,638
427		Lawson Products, Inc	9,979
2,659	*	Layne Christensen Co	83,971
1,707	*	LB Foster Co (Class A)	67,853
6,945		Lennox International, Inc	341,278
6,394		Lincoln Electric Holdings, Inc	433,002
1,970		Lindsay Manufacturing Co	128,208
1,159	*	LMI Aerospace, Inc	21,702
46,679		Lockheed Martin Corp	3,715,648
2,512		LSI Industries, Inc	18,689
2,362	*	Lydall, Inc	18,896

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,985		Manitowoc Co, Inc	$241,539
53,959		Masco Corp	718,735
7,849	*	Mastec, Inc	119,462
1,685		Met-Pro Corp	18,282
1,222	*	Michael Baker Corp	37,100
2,809	*	Middleby Corp	229,804
1,233		Miller Industries, Inc	18,816
6,413	*	Moog, Inc (Class A)	273,450
7,058		MSC Industrial Direct Co (Class A)	419,457
5,630		Mueller Industries, Inc	184,101
22,025		Mueller Water Products, Inc (Class A)	88,100
2,652	*	MYR Group, Inc	58,317
809		Nacco Industries, Inc (Class A)	81,102
10,698	*	Navistar International Corp	693,765
2,590	*	NCI Building Systems, Inc	34,369
5,131		Nordson Corp	473,643
45,149		Northrop Grumman Corp	3,128,826
1,232	*	Northwest Pipe Co	26,944
9,245	*	Orbital Sciences Corp	157,720
4,264	*	Orion Marine Group, Inc	49,974
13,572	*	Oshkosh Truck Corp	514,515
16,371	*	Owens Corning, Inc	547,938
54,796		Paccar, Inc	3,095,426
17,581		Pall Corp	974,163
24,288		Parker Hannifin Corp	2,171,590
14,513		Pentair, Inc	524,935
4,710		Perini Corp	106,964
2,780	*	Pgt, Inc	6,505
1,814	*	Pike Electric Corp	15,002
1,779	*	PMFG, Inc	29,140
3,209	*	Polypore International, Inc	154,513
1,254	*	Powell Industries, Inc	47,539
2,764	*	PowerSecure International, Inc	20,232
21,228		Precision Castparts Corp	3,035,392
352		Preformed Line Products Co	21,511
2,780		Primoris Services Corp	22,824
5,396		Quanex Building Products Corp	105,168
32,383	*	Quanta Services, Inc	768,449
2,190		Raven Industries, Inc	103,456
56,916		Raytheon Co	2,845,231
3,598	*	RBC Bearings, Inc	125,102
5,781		Regal-Beloit Corp	385,824
5,534		Robbins & Myers, Inc	229,827
20,964		Rockwell Automation, Inc	1,698,294
23,739		Rockwell Collins, Inc	1,522,619
13,826		Roper Industries, Inc	1,074,142
6,783	*	RSC Holdings, Inc	81,125
4,701	*	Rush Enterprises, Inc (Class A)	89,648
16,974	*	SatCon Technology Corp	82,324
2,238	*	Sauer-Danfoss, Inc	64,119
66		Seaboard Corp	132,132
1,600		SeaCube Container Leasing Ltd	21,408

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,673	*	Shaw Group, Inc	$478,659
5,398		Simpson Manufacturing Co, Inc	160,591
8,693		Snap-On, Inc	492,285
15,953	*	Spirit Aerosystems Holdings, Inc (Class A)	376,810
7,723		SPX Corp	605,329
2,397		Standex International Corp	79,940
1,897	*	Sterling Construction Co, Inc	24,395
1,895		Sun Hydraulics Corp	70,646
2,384		TAL International Group, Inc	74,452
7,871	*	Taser International, Inc	32,979
3,029	*	Tecumseh Products Co (Class A)	36,590
5,640	*	Teledyne Technologies, Inc	266,828
2,539		Tennant Co	102,423
15,838	*	Terex Corp	513,626
1,142		Textainer Group Holdings Ltd	35,402
41,382		Textron, Inc	1,087,933
7,803	*	Thomas & Betts Corp	400,996
13,000		Timken Co	611,260
5,577		Titan International, Inc	105,963
1,730	*	Titan Machinery, Inc	41,918
5,232		Toro Co	318,210
7,417		TransDigm Group, Inc	574,669
3,421		Tredegar Corp	64,007
2,412	*	Trex Co, Inc	56,151
1,362	*	Trimas Corp	25,932
12,417		Trinity Industries, Inc	346,310
2,404		Triumph Group, Inc	230,856
1,434		Twin Disc, Inc	46,705
71,803		Tyco International Ltd	3,218,928
37	*	United Capital Corp	1,021
8,785	*	United Rentals, Inc	234,120
140,503		United Technologies Corp	11,422,895
2,593		Universal Forest Products, Inc	95,163
13,244	*	UQM Technologies, Inc	36,156
12,452	*	URS Corp	553,491
9,124	*	USG Corp	147,991
3,392		Valmont Industries, Inc	315,252
2,758		Vicor Corp	40,625
8,872		W.W. Grainger, Inc	1,166,402
11,855	*	Wabash National Corp	134,673
9,692	*	WABCO Holdings, Inc	566,013
4,376		Watsco, Inc	274,463
4,119		Watts Water Technologies, Inc (Class A)	148,160
6,118	*	WESCO International, Inc	342,914
6,587		Westinghouse Air Brake Technologies Corp	357,015
8,547		Woodward Governor Co	288,248
2,256	*,b	Xerium Technologies, Inc	44,556

		TOTAL CAPITAL GOODS	192,090,516

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
11,629		Aaron’s, Inc	223,161
7,829		ABM Industries, Inc	201,205

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,794	*	Acacia Research (Acacia Technologies)	$141,374
8,113	*	ACCO Brands Corp	66,608
3,058		Administaff, Inc	86,603
2,245	*	Advisory Board Co	111,038
2,474		American Ecology Corp	41,712
5,308	*	American Reprographics Co	42,836
3,422	*	APAC Customer Services, Inc	18,855
16,604		Avery Dennison Corp	698,862
1,044		Barrett Business Services, Inc	15,368
7,583		Brink’s Co	204,741
3,487	*	Casella Waste Systems, Inc (Class A)	27,966
6,078	*	CBIZ, Inc	42,364
1,246		CDI Corp	20,011
7,593	*	Cenveo, Inc	40,850
20,869		Cintas Corp	585,584
3,388	*	Clean Harbors, Inc	305,056
1,380	*	Consolidated Graphics, Inc	69,069
9,703	*	Copart, Inc	380,843
5,323		Corporate Executive Board Co	206,852
17,250	*	Corrections Corp of America	427,973
3,326	*	CoStar Group, Inc	187,187
1,056		Courier Corp	14,969
19,040		Covanta Holding Corp	322,157
1,484	*	CRA International, Inc	36,032
7,246		Deluxe Corp	177,165
4,166	*	Dolan Media Co	57,116
7,890		Dun & Bradstreet Corp	670,256
16,459		EnergySolutions, Inc	97,437
2,771	*	EnerNOC, Inc	72,101
3,522		Ennis, Inc	58,571
18,636		Equifax, Inc	665,678
2,271	*	Exponent, Inc	83,391
1,588	*	Franklin Covey Co	12,434
7,252	*	FTI Consulting, Inc	264,480
2,934	*	Fuel Tech, Inc	23,501
2,807		G & K Services, Inc (Class A)	87,943
9,356	*	Geo Group, Inc	222,392
2,050	*	GP Strategies Corp	20,275
10,960		Healthcare Services Group	173,606
2,376		Heidrick & Struggles International, Inc	63,653
8,949		Herman Miller, Inc	215,939
1,500	*	Higher One Holdings, Inc	28,530
2,635	*	Hill International, Inc	17,128
6,441		HNI Corp	195,420
4,422	*	Hudson Highland Group, Inc	24,409
2,916	*	Huron Consulting Group, Inc	74,679
2,381	*	ICF International, Inc	57,394
7,138	*	IHS, Inc (Class A)	585,030
1,863	*	Innerworkings, Inc	11,737
7,501		Interface, Inc (Class A)	121,891
27,476		Iron Mountain, Inc	670,140
6,527	*	KAR Auction Services, Inc	96,861

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,659	*	Kelly Services, Inc (Class A)	$71,991
4,063	*	Kforce, Inc	72,646
7,420		Kimball International, Inc (Class B)	49,974
7,844		Knoll, Inc	131,309
6,766	*	Korn/Ferry International	158,324
3,593	*	LECG Corp	5,677
1,528	*	M&F Worldwide Corp	36,871
12,035		Manpower, Inc	777,099
3,521		McGrath RentCorp	88,870
3,778	*	Metalico, Inc	20,968
4,681		Mine Safety Appliances Co	145,954
1,750	*	Mistras Group, Inc	25,008
6,390	*	Mobile Mini, Inc	130,612
2,313		Multi-Color Corp	38,442
6,865	*	Navigant Consulting, Inc	69,954
5,639	*	On Assignment, Inc	44,548
30,619		Pitney Bowes, Inc	743,429
31,018		R.R. Donnelley & Sons Co	549,639
48,941		Republic Services, Inc	1,509,340
6,707		Resources Connection, Inc	134,408
22,564		Robert Half International, Inc	707,606
9,057		Rollins, Inc	171,992
2,124		Schawk, Inc (Class A)	38,742
2,432	*	School Specialty, Inc	31,738
7,717	*	Spherion Corp	74,701
2,221	*	Standard Parking Corp	39,956
1,542		Standard Register Co	4,934
10,083		Steelcase, Inc (Class A)	103,048
12,986	*	Stericycle, Inc	1,019,271
5,851	*	SYKES Enterprises, Inc	113,977
2,665	*	Team, Inc	68,117
8,684	*	Tetra Tech, Inc	200,991
6,591		Towers Watson & Co	359,407
5,988	*	TrueBlue, Inc	102,155
1,866		Unifirst Corp	104,048
3,623	*	United Stationers, Inc	225,640
15,227	*	Verisk Analytics, Inc	515,129
3,326		Viad Corp	78,261
612		VSE Corp	18,305
18,477		Waste Connections, Inc	535,279
72,026		Waste Management, Inc	2,727,624

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,414,417

CONSUMER DURABLES & APPAREL - 1.3%
6,389	*	American Apparel, Inc	6,581
5,558		American Greetings Corp (Class A)	120,775
4,122	*	Arctic Cat, Inc	66,034
8,380	*	Ascena Retail Group, Inc	227,182
11,049	*	Beazer Homes USA, Inc	59,112
694		Blyth, Inc	23,332
2,011	*	Brookfield Homes Corp	28,395
14,158		Brunswick Corp	282,027

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,095		Callaway Golf Co	$74,198
9,572	*	Carter’s, Inc	265,144
767	*	Cavco Industries, Inc	31,593
2,546		Cherokee, Inc	40,812
45,579		Coach, Inc	2,465,368
2,193		Columbia Sportswear Co	133,729
12,537	*	CROCS, Inc	205,481
1,272		CSS Industries, Inc	23,354
1,284	*	Culp, Inc	12,827
5,469	*	Deckers Outdoor Corp	401,370
792	*	Delta Apparel, Inc	10,193
41,903		DR Horton, Inc	519,178
45,118	*	Eastman Kodak Co	165,132
3,147		Ethan Allen Interiors, Inc	70,493
22,374		Fortune Brands, Inc	1,380,028
8,133	*	Fossil, Inc	577,850
10,025	*	Furniture Brands International, Inc	45,113
16,532		Garmin Ltd	509,682
2,758	*	G-III Apparel Group Ltd	96,227
14,367	*	Hanesbrands, Inc	330,728
10,454	*	Harman International Industries, Inc	452,867
19,165		Hasbro, Inc	844,985
4,112	*	Helen of Troy Ltd	115,424
3,311		Hooker Furniture Corp	44,401
8,581	*	Hovnanian Enterprises, Inc (Class A)	37,928
10,221	*	Iconix Brand Group, Inc	202,887
3,728	*	iRobot Corp	100,656
3,606	*	Jakks Pacific, Inc	62,348
14,371		Jarden Corp	487,177
16,148	*	Joe’s Jeans, Inc	24,706
618	*	Johnson Outdoors, Inc	9,406
13,468		Jones Apparel Group, Inc	170,909
12,905		KB Home	191,510
951	*	Kenneth Cole Productions, Inc (Class A)	12,972
3,617	*	K-Swiss, Inc (Class A)	41,596
697		Lacrosse Footwear, Inc	10,755
6,013	*	La-Z-Boy, Inc	50,028
46	*	Leapfrog Enterprises, Inc	178
22,264		Leggett & Platt, Inc	501,608
23,971		Lennar Corp (Class A)	464,079
2,263	*	Libbey, Inc	34,556
1,319	*	Lifetime Brands, Inc	15,999
13,695	*	Liz Claiborne, Inc	67,653
3,142	*	M/I Homes, Inc	46,062
3,109	*	Maidenform Brands, Inc	80,026
589	*	Marine Products Corp	4,241
53,627		Mattel, Inc	1,269,887
5,334		MDC Holdings, Inc	164,874
4,243	*	Meritage Homes Corp	97,419
8,421	*	Mohawk Industries, Inc	467,787
2,261	*	Movado Group, Inc	32,581
703		National Presto Industries, Inc	89,998

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,642		Newell Rubbermaid, Inc	$820,859
53,521		Nike, Inc (Class B)	4,414,412
860	*	NVR, Inc	657,900
1,956		Oxford Industries, Inc	46,299
1,266	*	Perry Ellis International, Inc	35,638
8,495		Phillips-Van Heusen Corp	495,853
4,863		Polaris Industries, Inc	374,062
8,417		Polo Ralph Lauren Corp (Class A)	902,134
7,002		Pool Corp	170,709
50,725	*	Pulte Homes, Inc	400,220
19,084	*	Quiksilver, Inc	85,305
3,065	*	RC2 Corp	62,281
1,185		RG Barry Corp	12,537
1,798	*	Russ Berrie & Co, Inc	16,380
5,939		Ryland Group, Inc	105,714
8,861	*	Sealy Corp	23,482
5,754	*	Skechers U.S.A., Inc (Class A)	118,360
709		Skyline Corp	14,244
7,308	*	Smith & Wesson Holding Corp	25,943
11,617	*	Standard-Pacific Corp	51,115
23,531		Stanley Works	1,710,232
773	*	Steinway Musical Instruments, Inc	14,772
3,609	*	Steven Madden Ltd	137,756
2,608		Sturm Ruger & Co, Inc	38,885
1,489	*	Summer Infant, Inc	11,354
10,099	*	Tempur-Pedic International, Inc	440,720
6,175	*	Timberland Co (Class A)	165,058
22,200	*	Toll Brothers, Inc	449,328
3,607	*	True Religion Apparel, Inc	74,124
9,499		Tupperware Corp	434,579
5,134	*	Under Armour, Inc (Class A)	307,321
3,035	*	Unifi, Inc	50,472
1,420	*	Universal Electronics, Inc	37,389
1,800	*	Vera Bradley, Inc	61,911
12,925		VF Corp	1,069,156
2,567		Volcom, Inc	42,612
6,681	*	Warnaco Group, Inc	341,265
1,327		Weyco Group, Inc	30,694
11,324		Whirlpool Corp	968,202
7,161		Wolverine World Wide, Inc	228,078

		TOTAL CONSUMER DURABLES & APPAREL	29,816,796

CONSUMER SERVICES - 2.0%
3,182	*	AFC Enterprises	47,412
2,077		Ambassadors Group, Inc	22,930
2,642	*	American Public Education, Inc	88,666
3,508		Ameristar Casinos, Inc	53,883
19,917	*	Apollo Group, Inc (Class A)	821,974
970	*	Archipelago Learning, Inc	10,069
8,580	*	Bally Technologies, Inc	351,179
3,574	*	BJ’s Restaurants, Inc	126,269
12,030	*	Bluegreen Corp	42,105

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,398		Bob Evans Farms, Inc	$138,449
7,756	*	Boyd Gaming Corp	84,075
1,700	*	Bravo Brio Restaurant Group, Inc	27,710
4,088	*	Bridgepoint Education, Inc	74,647
14,499		Brinker International, Inc	341,161
2,615	*	Buffalo Wild Wings, Inc	114,459
2,880	*	California Pizza Kitchen, Inc	46,109
2,258	*	Cambium Learning Group, Inc	7,384
2,723	*	Capella Education Co	155,892
9,246	*	Career Education Corp	207,480
1,079	*	Caribou Coffee Co, Inc	9,733
65,655		Carnival Corp	2,935,435
1,372	*	Carrols Restaurant Group, Inc	9,604
3,633		CBRL Group, Inc	187,027
3,172	*	CEC Entertainment, Inc	117,205
9,085	*	Cheesecake Factory	268,098
4,726	*	Chipotle Mexican Grill, Inc (Class A)	1,034,616
4,984		Choice Hotels International, Inc	189,043
1,530		Churchill Downs, Inc	63,357
4,602	*	Coinstar, Inc	190,477
13,634	*	Corinthian Colleges, Inc	71,988
1,091		CPI Corp	21,711
20,594		Darden Restaurants, Inc	970,183
16,901	*	Denny’s Corp	63,886
9,477		DeVry, Inc	493,845
2,624	*	DineEquity, Inc	135,346
5,279	*	Domino’s Pizza, Inc	86,576
5,919	*	Education Management Corp	108,850
640	*	Einstein Noah Restaurant Group, Inc	9,946
5,790	*	Gaylord Entertainment Co	193,039
4,394	*	Grand Canyon Education, Inc	79,487
45,503		H&R Block, Inc	569,697
9,887		Hillenbrand, Inc	213,658
7,058	*	Hyatt Hotels Corp	342,948
44,844		International Game Technology	769,971
5,171		International Speedway Corp (Class A)	149,597
5,414	*	Interval Leisure Group, Inc	84,837
2,570	*	Isle of Capri Casinos, Inc	24,209
4,638	*	ITT Educational Services, Inc	305,366
9,010	*	Jack in the Box, Inc	197,679
2,103	*	Jamba, Inc	4,606
4,087	*	K12, Inc	111,371
9,989	*	Krispy Kreme Doughnuts, Inc	65,428
48,441	*	Las Vegas Sands Corp	2,252,022
960		Learning Tree International, Inc	8,333
5,772	*	Life Time Fitness, Inc	230,187
3,994		Lincoln Educational Services Corp	60,309
1,501		Mac-Gray Corp	22,110
2,839		Marcus Corp	33,642
39,726		Marriott International, Inc (Class A)	1,568,780
5,079		Matthews International Corp (Class A)	180,000
4,984	*	McCormick & Schmick’s Seafood Restaurants, Inc	44,856

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

162,115		McDonald’s Corp	$11,943,012
44,032	*	MGM Mirage	652,995
1,611	*	Monarch Casino & Resort, Inc	17,463
5,278	*	Morgans Hotel Group Co	47,687
3,462	*	Multimedia Games, Inc	18,452
1,032		National American University Holdings, Inc	6,987
5,024	*	O’Charleys, Inc	34,766
15,568	*	Orient-Express Hotels Ltd (Class A)	189,307
4,501	*	Panera Bread Co (Class A)	430,116
3,238	*	Papa John’s International, Inc	92,931
1,900	*	Peet’s Coffee & Tea, Inc	72,504
10,666	*	Penn National Gaming, Inc	381,096
3,275		PF Chang’s China Bistro, Inc	150,781
8,418	*	Pinnacle Entertainment, Inc	126,943
1,159	*	Pre-Paid Legal Services, Inc	76,309
1,835	*	Princeton Review, Inc	2,046
2,712	*	Red Lion Hotels Corp	20,801
1,938	*	Red Robin Gourmet Burgers, Inc	40,000
8,413		Regis Corp	141,002
20,235	*	Royal Caribbean Cruises Ltd	908,552
9,040	*	Ruby Tuesday, Inc	121,859
6,345	*	Ruth’s Chris Steak House, Inc	29,568
10,159	*	Scientific Games Corp (Class A)	104,841
38,301		Service Corp International	332,070
7,381	*	Shuffle Master, Inc	76,283
8,608	*	Sonic Corp	82,551
10,258		Sotheby’s (Class A)	413,396
2,017		Speedway Motorsports, Inc	29,206
111,309		Starbucks Corp	3,509,573
27,726		Starwood Hotels & Resorts Worldwide, Inc	1,635,002
202	*	Steak N Shake Co	86,860
2,036	*	Steiner Leisure Ltd	90,236
11,557		Stewart Enterprises, Inc (Class A)	73,734
2,082		Strayer Education, Inc	249,840
7,450	*	Texas Roadhouse, Inc (Class A)	123,819
2,873		Universal Technical Institute, Inc	52,432
5,451	*	Vail Resorts, Inc	261,921
5,581		Weight Watchers International, Inc	216,543
46,398		Wendy’s/Arby’s Group, Inc (Class A)	224,102
8,485	*	WMS Industries, Inc	355,946
27,097		Wyndham Worldwide Corp	762,239
11,348		Wynn Resorts Ltd	1,320,113
68,686		Yum! Brands, Inc	3,211,757

		TOTAL CONSUMER SERVICES	45,958,552

DIVERSIFIED FINANCIALS - 7.7%
6,404		Advance America Cash Advance Centers, Inc	39,192
7,871	*	Affiliated Managers Group, Inc	801,504
52,875	*	American Capital Ltd	431,989
157,577		American Express Co	6,835,691
38,651		Ameriprise Financial, Inc	2,382,834
30,312		Apollo Investment Corp	357,530

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,810		Ares Capital Corp	$483,720
3,919		Artio Global Investors, Inc	57,413
1,920	*	Asset Acceptance Capital Corp	11,635
1,559		Asta Funding, Inc	11,965
1,509,924		Bank of America Corp	20,731,256
181,964		Bank of New York Mellon Corp	5,682,736
8,068		BGC Partners, Inc (Class A)	65,351
9,822		BlackRock Kelso Capital Corp	112,953
14,044		BlackRock, Inc	2,780,993
22,141	*	Broadpoint Securities Group, Inc	47,050
3,296		Calamos Asset Management, Inc (Class A)	50,692
69,032		Capital One Financial Corp	3,324,581
409		Capital Southwest Corp	39,898
4,707		Cash America International, Inc	189,363
2,000		CBOE Holdings, Inc	46,020
148,027		Charles Schwab Corp	2,671,887
3,186,779	*	Citigroup, Inc	15,360,275
9,828		CME Group, Inc	3,032,528
2,438		Cohen & Steers, Inc	69,020
4,565		Compass Diversified Trust	78,838
2,507		CompuCredit Corp	15,142
5,125	*	Cowen Group, Inc	23,216
1,125	*	Credit Acceptance Corp	63,619
230		Diamond Hill Investment Group, Inc	15,709
82,077		Discover Financial Services	1,689,965
4,036	*	Dollar Financial Corp	123,623
3,900		Duff & Phelps Corp	66,144
34,867	*	E*Trade Financial Corp	577,398
17,739		Eaton Vance Corp	537,492
1,679	*	Encore Capital Group, Inc	38,197
1,720		Epoch Holding Corp	25,559
2,074		Evercore Partners, Inc (Class A)	66,990
6,408	*	Ezcorp, Inc (Class A)	172,375
7,188	*	FBR Capital Markets Corp	26,955
13,776		Federated Investors, Inc (Class B)	373,054
7,863		Fifth Street Finance Corp	103,634
1,794	*	Financial Engines, Inc	40,688
4,125	*	First Cash Financial Services, Inc	136,084
11,052	*	First Marblehead Corp	24,314
22,302		Franklin Resources, Inc	2,690,736
941		Friedman Billings Ramsey Group, Inc (Class A)	23,676
974		GAMCO Investors, Inc (Class A)	43,324
9,708		GFI Group, Inc	49,705
2,552		Gladstone Capital Corp	26,898
2,486		Gladstone Investment Corp	17,576
77,566		Goldman Sachs Group, Inc	12,691,349
1,077		Golub Capital BDC, Inc	17,361
700	*	Green Dot Corp	44,037
4,345		Greenhill & Co, Inc	301,630
2,695	*	Harris & Harris Group, Inc	13,718
4,866		Hercules Technology Growth Capital, Inc	51,093
2,645	*	HFF, Inc (Class A)	33,353

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,588		Interactive Brokers Group, Inc (Class A)	$90,358
10,908	*	IntercontinentalExchange, Inc	1,314,305
2,126	*	International Assets Holding Corp	49,748
68,755		Invesco Ltd	1,700,999
6,512	*	Investment Technology Group, Inc	120,016
309,342		iShares Russell 3000 Index Fund	23,677,036
28,255		Janus Capital Group, Inc	364,772
17,531		Jefferies Group, Inc	438,450
1,865		JMP Group, Inc	13,969
598,591		JPMorgan Chase & Co	26,900,679
1,025		Kayne Anderson Energy Development Co	18,091
4,820		KBW, Inc	128,935
13,652	*	Knight Capital Group, Inc (Class A)	189,217
7,100	*	LaBranche & Co, Inc	26,696
29,673	*	Ladenburg Thalmann Financial Services, Inc	32,937
14,686		Lazard Ltd (Class A)	612,700
22,679		Legg Mason, Inc	751,355
29,304		Leucadia National Corp	952,966
1,062		Life Partners Holdings, Inc	10,960
2,500	*	LPL Investment Holdings, Inc	85,650
1,727		Main Street Capital Corp	33,746
4,368		MarketAxess Holdings, Inc	87,928
1,195	*	Marlin Business Services Corp	15,607
9,246		MCG Capital Corp	62,873
1,650		Medallion Financial Corp	12,920
16,268	*	MF Global Holdings Ltd	134,699
30,069		Moody’s Corp	883,127
227,346		Morgan Stanley	6,683,972
16,553	*	MSCI, Inc (Class A)	566,609
5,212		MVC Capital, Inc	72,551
17,348	*	Nasdaq Stock Market, Inc	424,679
3,846		Nelnet, Inc (Class A)	86,227
4,400	*	Netspend Holdings, Inc	62,920
4,005	*	NewStar Financial, Inc	38,808
2,537		NGP Capital Resources Co	23,061
36,403		Northern Trust Corp	1,892,228
38,316		NYSE Euronext	1,218,832
1,322		Oppenheimer Holdings, Inc	34,504
5,837		optionsXpress Holdings, Inc	86,738
5,360		PennantPark Investment Corp	64,856
7,002	*	Penson Worldwide, Inc	33,330
8,425	*	PHH Corp	201,273
3,101	*	Pico Holdings, Inc	96,069
2,547	*	Piper Jaffray Cos	106,465
2,442	*	Portfolio Recovery Associates, Inc	176,166
3,955	*	Primus Guaranty Ltd	18,944
11,702		Prospect Capital Corp	133,988
2,515		Pzena Investment Management, Inc (Class A)	17,303
14,920		Raymond James Financial, Inc	540,402
6,425	*	Rodman & Renshaw Capital Group, Inc	14,007
3,932	*	Safeguard Scientifics, Inc	64,681
3,006		Sanders Morris Harris Group, Inc	20,862

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,489		SEI Investments Co	$520,620
71,754	*	SLM Corp	1,033,975
700		Solar Capital Ltd	16,625
28,000		SPDR Trust Series 1	3,602,760
74,954		State Street Corp	3,501,851
5,165	*	Stifel Financial Corp	331,386
533	*,m	Student Loan Corp	1,333
4,254		SWS Group, Inc	19,909
39,060		T Rowe Price Group, Inc	2,574,835
37,106		TD Ameritrade Holding Corp	757,705
1,217		THL Credit, Inc	15,553
3,694		TICC Capital Corp	45,399
5,667	*	TradeStation Group, Inc	39,499
1,646		Triangle Capital Corp	32,854
1,018	*	Virtus Investment Partners, Inc	49,139
13,649		Waddell & Reed Financial, Inc (Class A)	493,002
637		Westwood Holdings Group, Inc	22,709
2,324	*	World Acceptance Corp	130,516

		TOTAL DIVERSIFIED FINANCIALS	170,401,412

ENERGY - 11.6%
17,588	*	Abraxas Petroleum Corp	84,247
10,134	*	Allis-Chalmers Energy, Inc	76,816
1,357		Alon USA Energy, Inc	10,598
18,220	*	Alpha Natural Resources, Inc	978,961
900	*	Amyris Biotechnologies, Inc	28,404
74,208		Anadarko Petroleum Corp	5,719,953
57,280		Apache Corp	6,836,941
1,431		APCO Argentina, Inc	89,080
3,884	*	Approach Resources, Inc	103,586
24,458		Arch Coal, Inc	837,687
11,769	*	Atlas America, Inc	521,367
8,690	*	ATP Oil & Gas Corp	147,382
8,788	*	Atwood Oceanics, Inc	355,211
64,339		Baker Hughes, Inc	4,407,865
3,387	*	Basic Energy Services, Inc	61,847
7,296		Berry Petroleum Co (Class A)	340,504
7,534	*	Bill Barrett Corp	308,743
21,087	*	BPZ Energy, Inc	121,250
17,046	*	Brigham Exploration Co	504,732
5,624	*	Bristow Group, Inc	289,580
15,195		Cabot Oil & Gas Corp	632,568
17,279	*	Cal Dive International, Inc	106,093
10,043	*	Callon Petroleum Co	87,475
35,752	*	Cameron International Corp	1,905,582
3,053		CARBO Ceramics, Inc	351,583
4,595	*	Carrizo Oil & Gas, Inc	155,541
11,014	*	Cheniere Energy, Inc	80,512
96,762		Chesapeake Energy Corp	2,857,382
302,172		Chevron Corp	28,685,188
12,297		Cimarex Energy Co	1,280,487
868	*	Clayton Williams Energy, Inc	76,948

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,698	*	Clean Energy Fuels Corp	$67,635
4,443	*	Cloud Peak Energy, Inc	101,167
10,166	*	Cobalt International Energy, Inc	137,749
12,772	*	Complete Production Services, Inc	356,850
6,980	*	Comstock Resources, Inc	193,346
15,141	*	Concho Resources, Inc	1,457,321
223,303		ConocoPhillips	15,957,232
33,009		Consol Energy, Inc	1,640,547
2,346	*	Contango Oil & Gas Co	136,068
4,444	*	Continental Resources, Inc	285,349
6,954		Core Laboratories NV	634,622
8,684		Crosstex Energy, Inc	73,467
4,171	*	CVR Energy, Inc	72,242
1,349	*	Dawson Geophysical Co	45,610
874		Delek US Holdings, Inc	7,280
26,816	*	Delta Petroleum Corp	19,415
60,047	*	Denbury Resources, Inc	1,221,956
66,408	*	Devon Energy Corp	5,889,726
6,710		DHT Maritime, Inc	34,154
10,943		Diamond Offshore Drilling, Inc	784,723
12,844	*	Dresser-Rand Group, Inc	589,925
5,104	*	Dril-Quip, Inc	393,620
103,322		El Paso Corp	1,640,753
6,299	*	Endeavour International Corp	78,612
4,260	*	Energy Partners Ltd	68,543
10,230	*	Energy XXI Bermuda Ltd	294,726
37,607		EOG Resources, Inc	4,001,009
22,333		Equitable Resources, Inc	1,076,227
2,142	*	Evolution Petroleum Corp	15,787
22,084		EXCO Resources, Inc	443,447
10,247	*	Exterran Holdings, Inc	254,228
766,047	d	Exxon Mobil Corp	61,804,671
17,849	*	FMC Technologies, Inc	1,677,806
16,902	*	Forest Oil Corp	655,798
16,720	*	Frontier Oil Corp	347,776
7,113		Frontline Ltd	184,440
7,649	*	FX Energy, Inc	69,606
6,422	*	Gastar Exploration Ltd	27,037
11,607		General Maritime Corp	35,517
2,908	*	Georesources, Inc	80,377
981	*	Global Geophysical Services, Inc	10,889
14,924	*	Global Industries Ltd	119,616
7,852	*	GMX Resources, Inc	40,987
4,583		Golar LNG Ltd	79,973
5,390	*	Goodrich Petroleum Corp	114,376
4,821	*	Green Plains Renewable Energy, Inc	53,754
1,528		Gulf Island Fabrication, Inc	41,378
3,452	*	Gulfmark Offshore, Inc	132,729
4,256	*	Gulfport Energy Corp	101,889
135,526		Halliburton Co	6,098,670
4,632	*	Harvest Natural Resources, Inc	51,508
17,115	*	Helix Energy Solutions Group, Inc	212,226

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,457		Helmerich & Payne, Inc	$849,060
26,503	*	Hercules Offshore, Inc	87,725
44,796		Hess Corp	3,768,240
7,231		Holly Corp	354,825
3,437	*	Hornbeck Offshore Services, Inc	81,594
2,659		Houston American Energy Corp	41,560
18,653	*	International Coal Group, Inc	172,540
18,637	*	ION Geophysical Corp	177,238
139	*	Isramco, Inc	9,232
3,981	*	James River Coal Co	89,513
17,668	*	Key Energy Services, Inc	235,161
2,429		Knightsbridge Tankers Ltd	58,332
32,257	*	Kodiak Oil & Gas Corp	204,832
2,601	*	L&L Energy, Inc	22,109
4,208		Lufkin Industries, Inc	280,758
12,742	*	Magnum Hunter Resources Corp	89,704
106,530		Marathon Oil Corp	4,868,421
15,081		Massey Energy Co	947,992
3,319	*	Matrix Service Co	37,372
33,888	*	McDermott International, Inc	704,193
16,571	*	McMoRan Exploration Co	259,336
6,804	*	Miller Petroleum, Inc	34,360
28,110		Murphy Oil Corp	1,863,693
42,918	*	Nabors Industries Ltd	1,047,199
62,301		National Oilwell Varco, Inc	4,604,044
1,429	*	Natural Gas Services Group, Inc	25,522
19,575	*	Newfield Exploration Co	1,432,303
17,493	*	Newpark Resources, Inc	104,608
26,208		Noble Energy, Inc	2,387,549
7,478		Nordic American Tanker Shipping	182,837
9,364	*	Northern Oil And Gas, Inc	258,165
7,300	*	Oasis Petroleum, Inc	233,381
121,249		Occidental Petroleum Corp	11,722,353
8,075	*	Oceaneering International, Inc	623,632
7,544	*	Oil States International, Inc	511,181
3,688		Overseas Shipholding Group, Inc	122,589
561	*	OYO Geospace Corp	53,761
21,476	*	Pacific Asia Petroleum, Inc	38,442
879		Panhandle Oil and Gas, Inc (Class A)	23,513
17,105	*	Parker Drilling Co	74,236
11,490	*	Patriot Coal Corp	300,693
23,147		Patterson-UTI Energy, Inc	540,251
40,121		Peabody Energy Corp	2,544,474
7,617		Penn Virginia Corp	132,383
45,462	*	PetroHawk Energy Corp	911,513
3,850	*	Petroleum Development Corp	175,214
8,718	*	Petroquest Energy, Inc	68,349
2,254	*	PHI, Inc	46,477
6,569	*	Pioneer Drilling Co	58,201
16,998		Pioneer Natural Resources Co	1,617,530
21,031	*	Plains Exploration & Production Co	744,497
25,655	*	Pride International, Inc	833,788

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,319		Questar Market Resources, Inc	$1,069,604
17,184	*	Quicksilver Resources, Inc	257,932
7,885	*	RAM Energy Resources, Inc	13,326
23,242		Range Resources Corp	1,159,079
29,322	*	Rentech, Inc	36,066
7,704	*	Resolute Energy Corp	139,442
5,188	*	Rex Energy Corp	62,438
995	*	Rex Stores Corp	14,985
7,458	*	Rosetta Resources, Inc	297,947
18,751	*	Rowan Cos, Inc	642,784
6,330		RPC, Inc	111,281
57,108	*	SandRidge Energy, Inc	424,884
205,672		Schlumberger Ltd	18,302,750
1,828	*	Scorpio Tankers, Inc	17,933
3,132		SEACOR Holdings, Inc	331,021
2,063	*	Seahawk Drilling, Inc	14,328
6,243		Ship Finance International Ltd	124,922
18,731		Southern Union Co	500,492
51,663	*	Southwestern Energy Co	2,040,689
95,541		Spectra Energy Corp	2,506,040
9,543		St. Mary Land & Exploration Co	593,193
6,275	*	Stone Energy Corp	145,894
18,145		Sunoco, Inc	770,255
11,915	*	Superior Energy Services	418,455
6,419	*	Swift Energy Co	273,835
10,677	*	Syntroleum Corp	16,443
5,764		Teekay Corp	195,169
4,054		Teekay Tankers Ltd (Class A)	48,445
4,273	*	Tesco Corp	65,227
21,307	*	Tesoro Corp	410,160
10,698	*	Tetra Technologies, Inc	121,422
7,610		Tidewater, Inc	452,719
20,713	*	TransAtlantic Petroleum Ltd	59,446
23,055	*	Ultra Petroleum Corp	1,100,415
1,437	*	Union Drilling, Inc	10,490
6,429	*	Unit Corp	329,165
10,810	*	Uranium Energy Corp	56,536
16,895	*	USEC, Inc	93,767
8,878		Vaalco Energy, Inc	64,632
83,455		Valero Energy Corp	2,116,419
29,770	*	Vantage Drilling Co	55,372
2,862	*	Venoco, Inc	59,701
4,726		W&T Offshore, Inc	96,174
13,013	*	Warren Resources, Inc	72,613
110,473	*	Weatherford International Ltd	2,620,420
8,374	*	Western Refining, Inc	101,995
8,570	*	Whiting Petroleum Corp	1,082,220
8,255	*	Willbros Group, Inc	98,730
85,618		Williams Cos, Inc	2,310,830
11,070		World Fuel Services Corp	415,568

		TOTAL ENERGY	256,938,600

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.9%
2,506		Andersons, Inc	$97,183
159		Arden Group, Inc (Class A)	12,598
8,741	*	BJ’s Wholesale Club, Inc	384,080
6,474		Casey’s General Stores, Inc	275,080
66,054		Costco Wholesale Corp	4,745,319
204,237		CVS Corp	6,984,905
2,200	*	Fresh Market, Inc	80,894
1,511		Ingles Markets, Inc (Class A)	29,268
96,362		Kroger Co	2,062,147
1,907		Nash Finch Co	71,837
3,132	*	Pantry, Inc	52,210
2,383		Pricesmart, Inc	86,956
83,866	*	Rite Aid Corp	107,348
7,036		Ruddick Corp	237,113
56,950		Safeway, Inc	1,178,296
3,602		Spartan Stores, Inc	52,193
31,938		Supervalu, Inc	232,828
974	*	Susser Holdings Corp	14,045
88,232		Sysco Corp	2,571,080
7,381	*	United Natural Foods, Inc	273,097
842		Village Super Market (Class A)	26,447
138,289		Walgreen Co	5,592,407
291,845		Wal-Mart Stores, Inc	16,363,749
2,477		Weis Markets, Inc	97,916
20,643		Whole Foods Market, Inc	1,067,450
7,216	*	Winn-Dixie Stores, Inc	46,038

		TOTAL FOOD & STAPLES RETAILING	42,742,484

FOOD, BEVERAGE & TOBACCO - 4.7%
445		Alico, Inc	11,174
11,613	*	Alliance One International, Inc	44,478
313,884		Altria Group, Inc	7,379,413
96,008		Archer Daniels Midland Co	3,136,581
6,820		B&G Foods, Inc (Class A)	91,593
1,530	*	Boston Beer Co, Inc (Class A)	137,715
16,206		Brown-Forman Corp (Class B)	1,075,268
21,179		Bunge Ltd	1,441,655
1,190		Calavo Growers, Inc	27,465
1,890	b	Cal-Maine Foods, Inc	53,600
28,002		Campbell Soup Co	955,988
10,613	*	Central European Distribution Corp	243,462
6,012	*	Chiquita Brands International, Inc	92,705
572		Coca-Cola Bottling Co Consolidated	30,899
317,072		Coca-Cola Co	19,927,976
50,022		Coca-Cola Enterprises, Inc	1,258,554
67,071		ConAgra Foods, Inc	1,497,695
26,935	*	Constellation Brands, Inc (Class A)	517,691
11,315		Corn Products International, Inc	521,961
10,759	*	Darling International, Inc	145,784
28,364	*	Dean Foods Co	287,895
29,865		Del Monte Foods Co	566,240

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,570		Diamond Foods, Inc	$177,679
5,085	*	Dole Food Co, Inc	71,088
33,685		Dr Pepper Snapple Group, Inc	1,193,460
797		Farmer Bros Co	10,337
12,635		Flowers Foods, Inc	318,781
6,525		Fresh Del Monte Produce, Inc	172,586
99,732		General Mills, Inc	3,468,679
16,622	*	Green Mountain Coffee Roasters, Inc	558,167
406		Griffin Land & Nurseries, Inc (Class A)	11,904
47,269		H.J. Heinz Co	2,245,278
5,594	*	Hain Celestial Group, Inc	148,968
10,133	*	Hansen Natural Corp	573,933
1,197	*	Harbinger Group, Inc	6,895
10,971	*	Heckmann Corp	52,990
23,361		Hershey Co	1,090,725
10,913		Hormel Foods Corp	539,102
1,197		Imperial Sugar Co	14,340
2,597		J&J Snack Foods Corp	110,295
18,130		J.M. Smucker Co	1,126,961
1,086	*	John B. Sanfilippo & Son, Inc	12,337
38,571		Kellogg Co	1,940,121
240,890		Kraft Foods, Inc (Class A)	7,364,008
3,555		Lancaster Colony Corp	197,551
4,091		Lance, Inc	84,847
1,183		Limoneira Co	26,618
22,959		Lorillard, Inc	1,727,435
19,498		McCormick & Co, Inc	861,812
30,082		Mead Johnson Nutrition Co	1,743,854
1,659		Mgp Ingredients, Inc	15,669
19,359		Molson Coors Brewing Co (Class B)	907,356
2,418		National Beverage Corp	32,522
241,975		PepsiCo, Inc	15,561,412
277,753		Philip Morris International, Inc	15,898,581
6,880	*	Pilgrim’s Pride Corp	48,022
8,718	*	Ralcorp Holdings, Inc	533,542
50,520		Reynolds American, Inc	1,607,041
3,692		Sanderson Farms, Inc	151,778
96,980		Sara Lee Corp	1,645,751
1,580	*	Seneca Foods Corp	43,924
8,675	*	Smart Balance, Inc	34,743
19,832	*	Smithfield Foods, Inc	394,855
16,938	*	Star Scientific, Inc	26,762
4,702	*	Synutra International, Inc	55,578
3,695		Tootsie Roll Industries, Inc	102,204
5,405	*	TreeHouse Foods, Inc	258,629
44,912		Tyson Foods, Inc (Class A)	738,802
3,973		Universal Corp	150,537
7,369		Vector Group Ltd	117,978

		TOTAL FOOD, BEVERAGE & TOBACCO	103,622,229

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
3,354	*	Abaxis, Inc	88,378

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,238	*	Abiomed, Inc	$51,332
1,678	*	Accretive Health, Inc	30,439
7,125	*	Accuray, Inc	60,990
60,148		Aetna, Inc	1,981,275
1,581	*	Air Methods Corp	81,010
10,421		Alcon, Inc	1,697,164
8,264	*	Align Technology, Inc	172,139
894	*	Alimera Sciences, Inc	8,931
3,355	*	Alliance Imaging, Inc	14,057
5,849	*	Allied Healthcare International, Inc	14,155
17,051	*	Allscripts Healthcare Solutions, Inc	359,947
1,314	*	Almost Family, Inc	43,874
16,596	*	Alphatec Holdings, Inc	39,996
3,994	*	Amedisys, Inc	136,155
1,085		America Service Group, Inc	18,304
1,755	*	American Dental Partners, Inc	22,306
11,671	*	American Medical Systems Holdings, Inc	227,818
7,169	*	AMERIGROUP Corp	375,441
43,493		AmerisourceBergen Corp	1,559,659
4,810	*	AMN Healthcare Services, Inc	27,898
4,950	*	Amsurg Corp	104,297
2,378		Analogic Corp	121,444
3,787	*	Angiodynamics, Inc	61,330
9,912	*	Antares Pharma, Inc	15,364
3,814	*	Arthrocare Corp	106,754
1,286	*	Assisted Living Concepts, Inc (A Shares)	42,335
4,866	*	athenahealth, Inc	208,946
235		Atrion Corp	39,400
14,125		Bard (C.R.), Inc	1,332,694
89,853		Baxter International, Inc	4,356,972
10,883		Beckman Coulter, Inc	783,685
34,811		Becton Dickinson & Co	2,887,572
4,560	*	Bio-Reference Labs, Inc	105,290
5,643	*	BioScrip, Inc	29,231
222,548	*	Boston Scientific Corp	1,553,385
12,039	*	Brookdale Senior Living, Inc	263,052
1,772		Cantel Medical Corp	37,726
2,148	*	Capital Senior Living Corp	14,671
54,355		Cardinal Health, Inc	2,256,276
3,469	*	CardioNet, Inc	15,090
26,494	*	CareFusion Corp	681,691
5,961	*	Catalyst Health Solutions, Inc	258,707
7,092	*	Centene Corp	196,590
10,519	*	Cerner Corp	1,039,804
5,273	*	Cerus Corp	17,401
3,750		Chemed Corp	233,363
1,783	*	Chindex International, Inc	27,886
41,834		Cigna Corp	1,757,865
14,904	*	Community Health Systems, Inc	523,428
1,870		Computer Programs & Systems, Inc	97,053
4,075	*	Conceptus, Inc	55,033
4,127	*	Conmed Corp	107,756

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,983	*	Continucare Corp	$16,211
7,025		Cooper Cos, Inc	402,814
1,044	*	Corvel Corp	52,701
22,243	*	Coventry Health Care, Inc	666,623
75,206		Covidien plc	3,570,029
4,302	*	Cross Country Healthcare, Inc	30,974
4,851	*	CryoLife, Inc	24,595
1,698	*	Cutera, Inc	13,890
3,736	*	Cyberonics, Inc	122,354
854	*	Cynosure, Inc (Class A)	9,321
15,258	*	DaVita, Inc	1,126,803
5,866	*	Delcath Systems, Inc	55,492
21,566		Dentsply International, Inc	765,162
8,097	*	DexCom, Inc	114,208
1,317	*	DynaVox, Inc	6,914
16,663	*	Edwards Lifesciences Corp	1,404,524
3,127	*	Electro-Optical Sciences, Inc	8,443
3,909	*	Emdeon, Inc	57,423
4,083	*	Emergency Medical Services Corp (Class A)	275,603
2,401	*	Emeritus Corp	45,859
5,762	*	Endologix, Inc	33,592
2,710		Ensign Group, Inc	65,474
789	*	Exactech, Inc	13,168
1,700	*	EXamWorks, Inc	37,196
82,482	*	Express Scripts, Inc	4,646,212
4,392	*	Five Star Quality Care, Inc	27,494
2,854	*	Genoptix, Inc	71,236
7,738	*	Gen-Probe, Inc	486,643
3,552	*	Gentiva Health Services, Inc	81,767
3,542	*	Greatbatch, Inc	83,414
4,000	*	Haemonetics Corp	237,360
4,454	*	Hanger Orthopedic Group, Inc	91,530
10,149	*	Hansen Medical, Inc	16,340
38,724	*	Health Management Associates, Inc (Class A)	352,388
14,945	*	Health Net, Inc	426,381
14,414	*	Healthsouth Corp	326,045
8,875	*	Healthspring, Inc	269,711
4,760	*	Healthways, Inc	56,977
1,581	*	HeartWare International, Inc	147,049
14,053	*	Henry Schein, Inc	922,720
9,487		Hill-Rom Holdings, Inc	383,939
4,409	*	HMS Holdings Corp	283,675
38,955	*	Hologic, Inc	775,984
25,708	*	Humana, Inc	1,490,293
1,942	*	ICU Medical, Inc	75,855
8,509	*	Idexx Laboratories, Inc	610,095
11,323	*	Immucor, Inc	223,856
7,347	*	Insulet Corp	125,119
3,369	*	Integra LifeSciences Holdings Corp	156,254
5,899	*	Intuitive Surgical, Inc	1,904,846
4,303		Invacare Corp	118,935
12,640	*	Inverness Medical Innovations, Inc	495,109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,372	*	IPC The Hospitalist Co, Inc	$88,072
2,136	*	IRIS International, Inc	21,125
994	*	Kensey Nash Corp	24,055
5,370	*	Kindred Healthcare, Inc	100,473
9,579	*	Kinetic Concepts, Inc	441,879
15,431	*	Laboratory Corp of America Holdings	1,387,401
1,423		Landauer, Inc	82,605
2,013	*	LCA-Vision, Inc	13,628
3,264	*	LHC Group, Inc	86,822
8,483	*	LifePoint Hospitals, Inc	298,602
14,619		Lincare Holdings, Inc	395,444
4,933	*	Magellan Health Services, Inc	238,807
3,561	*	MAKO Surgical Corp	55,267
8,168		Masimo Corp	244,836
38,183		McKesson Corp	2,870,216
6,090	*	MedAssets, Inc	119,547
2,045	*	Medcath Corp	27,383
65,448	*	Medco Health Solutions, Inc	3,993,638
5,110	*	Medical Action Industries, Inc	41,391
4,173	*	Medidata Solutions, Inc	104,116
1,220		MedQuist, Inc	11,370
166,122		Medtronic, Inc	6,365,795
6,990	*	Merge Healthcare, Inc	29,917
5,826		Meridian Bioscience, Inc	127,822
4,242	*	Merit Medical Systems, Inc	62,654
5,145	*	Metropolitan Health Networks, Inc	23,564
2,621	*	Molina Healthcare, Inc	80,360
1,960	*	MWI Veterinary Supply, Inc	121,834
1,188		National Healthcare Corp	52,593
34		National Research Corp	1,023
3,980	*	Natus Medical, Inc	59,939
3,603	*	Neogen Corp	129,564
5,577	*	NuVasive, Inc	155,849
3,459	*	NxStage Medical, Inc	83,154
17,782		Omnicare, Inc	460,909
4,502	*	Omnicell, Inc	62,735
6,498	*	OraSure Technologies, Inc	42,042
2,540	*	Orthofix International NV	72,644
7,797	*	Orthovita, Inc	16,023
9,317		Owens & Minor, Inc	275,131
2,480	*	Palomar Medical Technologies, Inc	36,853
15,040		Patterson Cos, Inc	497,222
1,344	*	PDI, Inc	10,853
6,936	*	Pediatrix Medical Group, Inc	458,816
4,546	*	PharMerica Corp	51,415
1,666	*	Providence Service Corp	23,707
9,505	*	PSS World Medical, Inc	226,504
2,759		Quality Systems, Inc	220,279
20,753		Quest Diagnostics, Inc	1,181,883
3,050	*	Quidel Corp	41,419
3,516	*	RehabCare Group, Inc	86,353
22,318	*	Resmed, Inc	702,794

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,284	*	Rochester Medical Corp	$13,720
6,469	*	RTI Biologics, Inc	17,337
2,700	*	Rural	37,638
8,318	*	Select Medical Holdings Corp	56,063
4,710	*	Sirona Dental Systems, Inc	206,345
3,613	*	Skilled Healthcare Group, Inc (Class A)	38,804
8,051	*	Solta Medical, Inc	22,140
2,564	*	SonoSite, Inc	86,048
3,266	*	Spectranetics Corp	15,024
49,642	*	St. Jude Medical, Inc	2,010,501
4,783	*	Staar Surgical Co	24,991
2,943	*	Stereotaxis, Inc	9,888
9,126		STERIS Corp	317,767
47,032		Stryker Corp	2,707,162
3,592	*	Sun Healthcare Group, Inc	44,882
14,746	*	Sunrise Senior Living, Inc	117,968
2,207	*	SurModics, Inc	26,043
9,025	*	SXC Health Solutions Corp	434,193
4,990	*	Symmetry Medical, Inc	47,754
5,107	*	Syneron Medical Ltd	54,236
1,466	*	Synovis Life Technologies, Inc	21,968
2,100	*	Team Health Holdings, Inc	32,466
5,868		Teleflex, Inc	336,354
73,902	*	Tenet Healthcare Corp	491,448
8,187	*	Thoratec Corp	193,131
4,598	*	TomoTherapy, Inc	15,357
1,117	*	Transcend Services, Inc	20,586
2,811	*	Triple-S Management Corp (Class B)	51,891
6,859	*	Unilife Corp	33,266
171,444		UnitedHealth Group, Inc	7,037,777
4,007		Universal American Financial Corp	80,901
13,511		Universal Health Services, Inc (Class B)	568,813
1,389	*	US Physical Therapy, Inc	26,391
18,236	*	Varian Medical Systems, Inc	1,232,207
2,153	*	Vascular Solutions, Inc	22,779
13,181	*	VCA Antech, Inc	302,109
2,303	*	Vital Images, Inc	30,607
6,963	*	Volcano Corp	182,848
5,886	*	WellCare Health Plans, Inc	175,991
59,834	*	WellPoint, Inc	3,716,888
5,343		West Pharmaceutical Services, Inc	213,667
5,213	*	Wright Medical Group, Inc	77,465
727		Young Innovations, Inc	21,825
31,198	*	Zimmer Holdings, Inc	1,845,674
3,572	*	Zoll Medical Corp	147,702

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	95,726,901

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
13,508		Alberto-Culver Co	503,173
64,299		Avon Products, Inc	1,820,305
8,073	*	Central Garden and Pet Co (Class A)	76,532
10,977		Church & Dwight Co, Inc	755,327

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,252		Clorox Co	$1,336,538
73,532		Colgate-Palmolive Co	5,645,052
3,538	*	Elizabeth Arden, Inc	90,537
10,276	*	Energizer Holdings, Inc	747,476
16,147		Estee Lauder Cos (Class A)	1,299,834
1,969		Female Health Co	10,140
9,301		Herbalife Ltd	607,634
1,974		Inter Parfums, Inc	35,216
62,401		Kimberly-Clark Corp	4,039,217
1,740	*	Medifast, Inc	41,621
1,074	*	Nature’s Sunshine Products, Inc	8,753
7,708		Nu Skin Enterprises, Inc (Class A)	231,857
1,366	*	Nutraceutical International Corp	18,946
674		Oil-Dri Corp of America	12,860
5,908	*	Prestige Brands Holdings, Inc	65,224
433,244		Procter & Gamble Co	27,350,694
1,673	*	Revlon, Inc (Class A)	16,295
1,530		Schiff Nutrition International, Inc	11,353
2,342	*	Spectrum Brands, Inc	76,771
804	*	USANA Health Sciences, Inc	30,488
2,740		WD-40 Co	107,874

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	44,939,717

INSURANCE - 3.8%
50,739		ACE Ltd	3,125,015
70,816		Aflac, Inc	4,077,585
984	*	Alleghany Corp	303,840
6,819		Allied World Assurance Co Holdings Ltd	411,390
78,962		Allstate Corp	2,458,877
8,398		American Equity Investment Life Holding Co	106,487
12,636		American Financial Group, Inc	411,049
17,843	*	American International Group, Inc	719,965
980		American National Insurance Co	81,712
1,178	*	American Safety Insurance Holdings Ltd	23,631
2,639	*	Amerisafe, Inc	47,001
3,216		Amtrust Financial Services, Inc	59,528
49,311		AON Corp	2,255,485
7,319	*	Arch Capital Group Ltd	645,902
4,264		Argo Group International Holdings Ltd	151,884
16,245		Arthur J. Gallagher & Co	482,152
12,628		Aspen Insurance Holdings Ltd	379,471
16,815		Assurant, Inc	659,652
27,788		Assured Guaranty Ltd	401,814
17,643		Axis Capital Holdings Ltd	627,738
1,020		Baldwin & Lyons, Inc (Class B)	22,919
260,167	*	Berkshire Hathaway, Inc (Class B)	21,268,652
16,652		Brown & Brown, Inc	412,304
45,563		Chubb Corp	2,639,465
21,533		Cincinnati Financial Corp	689,917
6,803	*	Citizens, Inc (Class A)	48,505
3,694	*	CNA Financial Corp	99,258
2,304	*	CNA Surety Corp	55,365

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,535	*	Conseco, Inc	$231,267
3,194	*	Crawford & Co (Class B)	11,850
6,555		Delphi Financial Group, Inc (Class A)	188,653
1,472		Donegal Group, Inc (Class A)	19,062
3,364	*	eHealth, Inc	40,704
358		EMC Insurance Group, Inc	8,044
6,230		Employers Holdings, Inc	104,602
7,010		Endurance Specialty Holdings Ltd	325,895
1,204	*	Enstar Group Ltd	99,655
4,367		Erie Indemnity Co (Class A)	290,056
8,670		Everest Re Group Ltd	730,708
1,841		FBL Financial Group, Inc (Class A)	51,198
34,528		Fidelity National Title Group, Inc (Class A)	464,402
14,267		First American Financial Corp	221,281
1,443		First Mercury Financial Corp	23,737
7,362		Flagstone Reinsurance Holdings Ltd	90,258
1,436	*	Fpic Insurance Group, Inc	51,351
74,332	*	Genworth Financial, Inc (Class A)	1,008,685
3,862	*	Greenlight Capital Re Ltd (Class A)	109,179
1,260	*	Hallmark Financial Services	10,697
6,611		Hanover Insurance Group, Inc	312,700
1,895		Harleysville Group, Inc	66,950
64,925		Hartford Financial Services Group, Inc	1,803,617
17,850		HCC Insurance Holdings, Inc	540,498
6,071	*	Hilltop Holdings, Inc	59,557
5,348		Horace Mann Educators Corp	92,413
2,309		Infinity Property & Casualty Corp	137,940
387		Kansas City Life Insurance Co	12,210
46,498		Lincoln National Corp	1,341,002
46,282		Loews Corp	1,853,594
7,070		Maiden Holdings Ltd	56,560
1,450	*	Markel Corp	583,625
81,099		Marsh & McLennan Cos, Inc	2,261,040
14,668		Max Capital Group Ltd	316,095
22,259	*	MBIA, Inc	238,171
7,924		Meadowbrook Insurance Group, Inc	75,199
4,344		Mercury General Corp	184,403
98,409		Metlife, Inc	4,504,180
11,300		Montpelier Re Holdings Ltd	224,305
6,414	*	National Financial Partners Corp	81,330
1,259		National Interstate Corp	26,464
310		National Western Life Insurance Co (Class A)	53,624
1,818	*	Navigators Group, Inc	88,973
38,387		Old Republic International Corp	469,473
3,022		OneBeacon Insurance Group Ltd (Class A)	41,553
11,520		PartnerRe Ltd	943,258
16,445	*	Phoenix Cos, Inc	42,099
6,496		Platinum Underwriters Holdings Ltd	287,123
2,163		Presidential Life Corp	20,505
3,146		Primerica, Inc	76,133
48,243		Principal Financial Group	1,580,923
4,935	*	ProAssurance Corp	289,536

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

101,052		Progressive Corp	$2,001,840
12,263		Protective Life Corp	338,091
69,739		Prudential Financial, Inc	4,289,646
11,292		Reinsurance Group of America, Inc (Class A)	649,968
8,609		RenaissanceRe Holdings Ltd	564,923
3,060		RLI Corp	164,842
1,937		Safety Insurance Group, Inc	92,182
2,936		SeaBright Insurance Holdings, Inc	28,509
7,649		Selective Insurance Group, Inc	135,999
7,036		Stancorp Financial Group, Inc	313,876
1,886		State Auto Financial Corp	28,762
2,389		Stewart Information Services Corp	27,258
4,982		Symetra Financial Corp	65,912
12,458		Torchmark Corp	776,133
5,945		Tower Group, Inc	154,808
9,465		Transatlantic Holdings, Inc	486,974
65,576		Travelers Cos, Inc	3,689,306
2,398	*	United America Indemnity Ltd	47,756
3,242		United Fire & Casualty Co	64,986
7,209		Unitrin, Inc	193,994
1,705		Universal Insurance Holdings, Inc	9,241
51,414		UnumProvident Corp	1,282,265
10,571		Validus Holdings Ltd	321,358
18,634		W.R. Berkley Corp	526,411
259		Wesco Financial Corp	97,330
1,243		White Mountains Insurance Group Ltd	422,620
50,063		XL Capital Ltd	1,147,444

		TOTAL INSURANCE	83,335,334

MATERIALS - 4.2%

4,432		A. Schulman, Inc	94,623
650	*	AEP Industries, Inc	17,999
31,865		Air Products & Chemicals, Inc	2,780,220
12,226		Airgas, Inc	766,203
17,408		AK Steel Holding Corp	276,787
13,648		Albemarle Corp	766,472
153,183		Alcoa, Inc	2,538,241
14,840		Allegheny Technologies, Inc	967,420
11,081	*	Allied Nevada Gold Corp	292,982
3,604		AMCOL International Corp	107,832
3,548		American Vanguard Corp	29,413
10,789		Aptargroup, Inc	518,519
3,175		Arch Chemicals, Inc	115,062
11,830		Ashland, Inc	686,850
4,161		Balchem Corp	140,018
14,123		Ball Corp	1,004,569
16,951		Bemis Co, Inc	551,755
9,643		Boise, Inc	86,691
2,989	*	Brush Engineered Materials, Inc	104,555
5,763		Buckeye Technologies, Inc	144,997
9,627		Cabot Corp	416,368
8,371	*	Calgon Carbon Corp	119,370

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,062	*	Capital Gold Corp	$33,827
6,921		Carpenter Technology Corp	284,799
2,462	*	Castle (A.M.) & Co	38,629
23,553		Celanese Corp (Series A)	977,214
9,260	*	Century Aluminum Co	137,696
10,758		CF Industries Holdings, Inc	1,452,760
1,458	*	Clearwater Paper Corp	115,299
20,092		Cleveland-Cliffs, Inc	1,717,062
13,942	*	Coeur d’Alene Mines Corp	325,964
18,312		Commercial Metals Co	306,177
4,811		Compass Minerals International, Inc	441,987
25,087	*	Crown Holdings, Inc	836,902
7,359		Cytec Industries, Inc	401,360
1,552		Deltic Timber Corp	93,104
6,445		Domtar Corporation	566,709
172,460		Dow Chemical Co	6,118,880
136,082		Du Pont (E.I.) de Nemours & Co	6,896,635
6,446		Eagle Materials, Inc	186,934
10,591		Eastman Chemical Co	983,480
35,100		Ecolab, Inc	1,744,119
14,542	*	Ferro Corp	224,238
10,727		FMC Corp	815,896
70,250		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,639,687
15,725	*	General Moly, Inc	80,040
6,277	*	Georgia Gulf Corp	167,157
6,453		Glatfelter	77,630
10,289		Globe Specialty Metals, Inc	188,906
41,565	*	Golden Star Resources Ltd	153,375
2,339	*	Graham Packaging Co, Inc	40,769
17,219	*	Graphic Packaging Holding Co	81,790
5,708		Greif, Inc (Class A)	359,889
7,196		H.B. Fuller Co	163,997
1,202		Hawkins, Inc	47,203
1,730		Haynes International, Inc	84,286
9,786	*	Headwaters, Inc	51,474
38,961	*	Hecla Mining Co	350,649
6,399	*	Horsehead Holding Corp	81,331
28,407		Huntsman Corp	494,566
3,560		Innophos Holdings, Inc	118,085
12,376		International Flavors & Fragrances, Inc	706,051
65,572		International Paper Co	1,893,720
6,771	*	Intrepid Potash, Inc	244,704
15,984	*	Jaguar Mining, Inc	95,265
2,769		Kaiser Aluminum Corp	132,109
4,874	*	Kapstone Paper and Packaging Corp	83,004
878		KMG Chemicals, Inc	14,952
2,822		Koppers Holdings, Inc	108,591
1,500	*	Kraton Polymers LLC	47,085
3,337	*	Landec Corp	20,890
21,790	*	Louisiana-Pacific Corp	218,772
2,370	*	LSB Industries, Inc	71,384
10,025		Lubrizol Corp	1,077,287

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,672		Martin Marietta Materials, Inc	$557,112
25,685		MeadWestvaco Corp	735,362
1,583	*	Metals USA Holdings Corp	24,062
2,940		Minerals Technologies, Inc	185,279
3,960	*	Molycorp, Inc	185,368
81,929		Monsanto Co	6,011,949
24,044		Mosaic Co	1,948,526
4,382		Myers Industries, Inc	40,051
19,478		Nalco Holding Co	593,300
2,063		Neenah Paper, Inc	39,733
1,601		NewMarket Corp	203,103
71,010		Newmont Mining Corp	3,910,520
2,057		NL Industries, Inc	27,461
1,688	*	Noranda Aluminium Holding Corp	24,966
46,165		Nucor Corp	2,119,435
11,052		Olin Corp	215,182
1,094		Olympic Steel, Inc	29,943
4,534	*	OM Group, Inc	164,040
5,846	*	Omnova Solutions, Inc	41,097
24,990	*	Owens-Illinois, Inc	736,955
15,512		Packaging Corp of America	438,214
13,068	*	PolyOne Corp	171,844
24,977		PPG Industries, Inc	2,105,061
45,466		Praxair, Inc	4,230,156
1,562		Quaker Chemical Corp	59,950
11,155		Reliance Steel & Aluminum Co	583,295
5,898		Rock-Tenn Co (Class A)	393,692
7,831	*	Rockwood Holdings, Inc	317,860
8,694		Royal Gold, Inc	403,402
19,069		RPM International, Inc	446,787
4,128	*	RTI International Metals, Inc	119,258
3,073		Schnitzer Steel Industries, Inc (Class A)	189,604
2,819		Schweitzer-Mauduit International, Inc	169,027
7,487		Scotts Miracle-Gro Co (Class A)	386,853
23,459		Sealed Air Corp	626,121
5,624	*	Senomyx, Inc	33,463
7,823		Sensient Technologies Corp	265,278
14,050		Sherwin-Williams Co	1,190,457
18,684		Sigma-Aldrich Corp	1,189,237
8,420		Silgan Holdings, Inc	314,319
18,781	*	Solutia, Inc	439,851
14,782		Sonoco Products Co	525,500
25,443		Southern Copper Corp (NY)	1,140,355
3,858	*	Spartech Corp	32,214
32,562		Steel Dynamics, Inc	592,628
1,112		Stepan Co	80,642
7,262	*	Stillwater Mining Co	157,440
3,760	*	STR Holdings, Inc	68,733
16,183		Temple-Inland, Inc	388,230
2,962		Texas Industries, Inc	117,680
1,013	*	Texas Petrochemicals, Inc	31,910
24,923	*	Thompson Creek Metals Co, Inc	337,457

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,574	*	Titanium Metals Corp	$255,870
230	*	United States Lime & Minerals, Inc	9,149
21,246		United States Steel Corp	1,225,257
682	*	Universal Stainless & Alloy	21,824
3,926	*	US Energy Corp Wyoming	23,792
14,632	*	US Gold Corp	93,645
15,653		Valspar Corp	584,953
9,330	*	Verso Paper Corp	43,571
19,205		Vulcan Materials Co	817,366
8,081		Walter Energy, Inc	1,052,712
6,892		Wausau Paper Corp	59,064
2,843		Westlake Chemical Corp	110,081
8,807		Worthington Industries, Inc	167,333
10,881	*	WR Grace & Co	386,167
3,470		Zep, Inc	62,703
3,318	*	Zoltek Cos, Inc	37,095

		TOTAL MATERIALS	92,411,809

MEDIA - 3.1%
4,918	*	AH Belo Corp (Class A)	39,885
3,798		Arbitron, Inc	158,339
2,004	*	Ascent Media Corp (Series A)	76,232
1,904	*	Ballantyne Strong, Inc	14,318
13,153	*	Belo (A.H.) Corp (Class A)	88,651
34,597		Cablevision Systems Corp (Class A)	1,171,108
2,152	*	Carmike Cinemas, Inc	14,074
102,034		CBS Corp (Class B)	2,023,334
5,299	*	Central European Media Enterprises Ltd (Class A) Nasdaq	96,442
7,657		Cinemark Holdings, Inc	129,786
7,987	*	CKX, Inc	25,399
6,278	*	Clear Channel Outdoor Holdings, Inc (Class A)	87,201
423,338		Comcast Corp (Class A)	9,630,939
3,179	*	Cumulus Media, Inc (Class A)	12,144
7,037	*	Dex One Corp	38,704
122,149	*	DIRECTV	5,177,896
41,952	*	Discovery Communications, Inc (Class A)	1,636,128
30,947		DISH Network Corp (Class A)	653,291
10,925	*	DreamWorks Animation SKG, Inc (Class A)	306,665
2,343	*	Entercom Communications Corp (Class A)	22,961
4,682	*	Entravision Communications Corp (Class A)	10,113
4,385	*	EW Scripps Co (Class A)	39,816
727	*	Fisher Communications, Inc	17,550
35,838		Gannett Co, Inc	528,252
2,311	*	Global Sources Ltd	22,856
2,109	*	Gray Television, Inc	4,176
5,853		Harte-Hanks, Inc	72,987
73,593	*	Interpublic Group of Cos, Inc	786,709
7,174		John Wiley & Sons, Inc (Class A)	329,645
9,251	*	Journal Communications, Inc (Class A)	44,405
4,042	*	Knology, Inc	59,134
8,093	*	Lamar Advertising Co (Class A)	298,146
13,480	*	Lee Enterprises, Inc	38,822

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,852	*	Liberty Global, Inc (Class A)	$1,454,157
11,395	*	Liberty Media Corp - Capital (Series A)	748,196
7,565	*	Liberty Media Corp - Starz	504,359
4,679	*	Lin TV Corp (Class A)	22,553
9,665	*	Lions Gate Entertainment Corp	59,923
19,417	*	Live Nation, Inc	201,937
10,157	*	Lodgenet Entertainment Corp	34,940
9,424	*	Madison Square Garden, Inc	237,673
3,542	*	Martha Stewart Living Omnimedia, Inc (Class A)	13,708
12,015	*	McClatchy Co (Class A)	61,277
46,414		McGraw-Hill Cos, Inc	1,809,218
6,419	*	Media General, Inc (Class A)	32,223
5,315	*	Mediacom Communications Corp (Class A)	46,586
5,443		Meredith Corp	183,429
3,260		Morningstar, Inc	174,149
8,096		National CineMedia, Inc	142,813
19,178	*	New York Times Co (Class A)	193,890
343,848		News Corp (Class A)	5,164,597
1,448	*	Nexstar Broadcasting Group, Inc (Class A)	7,110
46,092		Omnicom Group, Inc	2,068,609
1,967		Outdoor Channel Holdings, Inc	15,736
3,425	*	Playboy Enterprises, Inc (Class B)	21,030
3,992		Primedia, Inc	21,038
4,506	*	Radio One, Inc	5,633
705	*	ReachLocal, Inc	15,369
13,192		Regal Entertainment Group (Class A)	160,415
1,276	*	Rentrak Corp	35,020
4,288		Scholastic Corp	127,482
14,225		Scripps Networks Interactive (Class A)	661,463
6,135		Sinclair Broadcast Group, Inc (Class A)	53,804
574,375	*	Sirius XM Radio, Inc	927,616
1,638	*	SuperMedia, Inc	11,646
55,149		Thomson Corp	2,206,511
52,944		Time Warner Cable, Inc	3,591,192
171,866		Time Warner, Inc	5,405,185
7,914	*	Valassis Communications, Inc	240,111
91,040		Viacom, Inc (Class B)	3,782,712
48,838		Virgin Media, Inc	1,228,764
295,032		Walt Disney Co	11,467,893
7,228	*	Warner Music Group Corp	37,802
821		Washington Post Co (Class B)	351,675
731	*	Westwood One, Inc	5,819
3,050		World Wrestling Entertainment, Inc (Class A)	36,753

		TOTAL MEDIA	67,228,124

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
232,718		Abbott Laboratories	10,509,545
6,703	*	Accelrys, Inc	55,099
6,358	*	Acorda Therapeutics, Inc	139,558
1,501	*	Acura Pharmaceuticals, Inc	4,458
3,107	*	Affymax, Inc	20,693
9,694	*	Affymetrix, Inc	47,016

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

52,256	*	Agilent Technologies, Inc	$2,185,869
7,885	*	Akorn, Inc	39,425
2,680	*	Albany Molecular Research, Inc	13,373
13,190	*	Alexion Pharmaceuticals, Inc	1,105,586
5,440	*	Alexza Pharmaceuticals, Inc	7,725
12,849	*	Alkermes, Inc	165,881
45,412		Allergan, Inc	3,206,541
9,992	*	Allos Therapeutics, Inc	33,573
5,105	*	Alnylam Pharmaceuticals, Inc	52,709
3,103	*	AMAG Pharmaceuticals, Inc	55,233
144,138	*	Amgen, Inc	7,939,120
21,145	*	Amylin Pharmaceuticals, Inc	342,126
2,604	*	Ardea Biosciences, Inc	69,058
17,616	*	Arena Pharmaceuticals, Inc	27,833
18,075	*	Ariad Pharmaceuticals, Inc	115,228
5,408	*	Arqule, Inc	33,151
9,408	*	Array Biopharma, Inc	27,283
6,343	*	Auxilium Pharmaceuticals, Inc	143,923
12,311	*	AVANIR Pharmaceuticals, Inc	49,860
1,239	*	AVEO Pharmaceuticals, Inc	17,755
20,795	*	AVI BioPharma, Inc	45,021
3,536	*	BioCryst Pharmaceuticals, Inc	14,568
1,225	*	Biodel, Inc	2,720
36,223	*	Biogen Idec, Inc	2,371,520
15,270	*	BioMarin Pharmaceuticals, Inc	388,163
1,957	*	BioMimetic Therapeutics, Inc	25,382
2,873	*	Bio-Rad Laboratories, Inc (Class A)	312,812
9,326	*	Biosante Pharmaceuticals, Inc	17,346
489	*	Biospecifics Technologies Corp	11,350
3,128	*	Biotime, Inc	24,492
4,326	*	BMP Sunstone Corp	43,000
259,162		Bristol-Myers Squibb Co	6,525,699
10,212	*	Bruker BioSciences Corp	178,710
4,339	*	Cadence Pharmaceuticals, Inc	33,692
6,331	*	Caliper Life Sciences, Inc	40,772
2,815	*	Cambrex Corp	12,836
1,551	*	Caraco Pharmaceutical Laboratories Ltd	7,336
11,994	*	Celera Corp	74,183
69,581	*	Celgene Corp	3,585,508
3,722	*	Celldex Therapeutics, Inc	13,771
11,053	*	Cephalon, Inc	653,011
8,213	*	Cepheid, Inc	195,141
10,224	*	Charles River Laboratories International, Inc	392,090
5,590	*	Chelsea Therapeutics International, Inc	33,316
3,193	*	China Aoxing Pharmaceutical Co, Inc	6,865
1,296	*	Clinical Data, Inc	38,543
1,651	*	Codexis, Inc	14,909
9,440	*	Combinatorx, Inc	18,597
1,260	*	Compound partnering business	21,042
3,540	*	Corcept Therapeutics, Inc	14,337
2,479	*	Cornerstone Therapeutics, Inc	14,428
9,545	*	Covance, Inc	538,147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,343	*	Cubist Pharmaceuticals, Inc	$204,985
1,050	*	Cumberland Pharmaceuticals, Inc	6,510
18,447	*	Curis, Inc	51,098
5,699	*	Cytokinetics, Inc	10,828
6,818	*	Cytori Therapeutics, Inc	37,363
14,806	*	Cytrx	11,904
21,650	*	Dendreon Corp	758,616
5,637	*	Depomed, Inc	47,238
2,840	*	Dionex Corp	335,063
11,171	*	Durect Corp	34,854
14,065	*	Dyax Corp	26,724
21,936	*	Dynavax Technologies Corp	65,808
153,363		Eli Lilly & Co	5,332,432
3,782	*	Emergent Biosolutions, Inc	80,330
17,476	*	Endo Pharmaceuticals Holdings, Inc	580,553
2,870	*	Enzo Biochem, Inc	14,235
7,026	*	Enzon Pharmaceuticals, Inc	78,691
6,832	*	eResearch Technology, Inc	43,930
2,559	*	Eurand NV	30,580
4,956	*	Exact Sciences Corp	27,952
15,277	*	Exelixis, Inc	132,452
43,078	*	Forest Laboratories, Inc	1,389,696
2,412	*	Genomic Health, Inc	53,715
39,810	*	Genzyme Corp	2,920,063
20,885	*	Geron Corp	102,337
125,709	*	Gilead Sciences, Inc	4,824,710
10,189	*	Halozyme Therapeutics, Inc	67,961
1,088	*	Hi-Tech Pharmacal Co, Inc	24,828
25,076	*	Hospira, Inc	1,384,947
28,165	*	Human Genome Sciences, Inc	683,283
6,426	*	Idenix Pharmaceuticals, Inc	28,531
17,922	*	Illumina, Inc	1,242,711
10,362	*	Immunogen, Inc	85,590
10,439	*	Immunomedics, Inc	34,136
9,659	*	Impax Laboratories, Inc	224,282
13,802	*	Incyte Corp	203,441
2,412	*	Infinity Pharmaceuticals, Inc	13,652
6,621	*	Inhibitex, Inc	15,063
29,840	*	Inovio Biomedical Corp	37,897
8,532	*	Inspire Pharmaceuticals, Inc	33,701
8,857	*	InterMune, Inc	330,986
2,700	*	Ironwood Pharmaceuticals, Inc	29,133
12,827	*	Isis Pharmaceuticals, Inc	116,726
2,196	*	Jazz Pharmaceuticals, Inc	49,103
414,974		Johnson & Johnson	24,802,996
1,891	*	Kendle International, Inc	21,482
5,596	*	Keryx Biopharmaceuticals, Inc	22,384
1,247	*	Lannett Co, Inc	6,522
28,239	*	Lexicon Pharmaceuticals, Inc	47,724
26,873	*	Life Technologies Corp	1,458,935
2,584	*	Ligand Pharmaceuticals, Inc (Class B)	22,481
5,337	*	Luminex Corp	90,622

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,088	*	MannKind Corp	$38,580
1,911	*	MAP Pharmaceuticals, Inc	29,382
4,804	*	Martek Biosciences Corp	150,894
4,306		Maxygen, Inc	17,095
7,261	*	Medicines Co	113,852
9,416		Medicis Pharmaceutical Corp (Class A)	239,449
5,980	*	Medivation, Inc	84,198
469,567		Merck & Co, Inc	15,575,537
4,309	*	Metabolix, Inc	38,135
5,341	*	Mettler-Toledo International, Inc	796,824
11,330	*	Micromet, Inc	72,852
7,537	*	Momenta Pharmaceuticals, Inc	96,398
64,282	*	Mylan Laboratories, Inc	1,488,771
13,599	*	Myriad Genetics, Inc	271,436
6,350	*	Nabi Biopharmaceuticals	35,560
1,874	*	Nanosphere, Inc	6,859
12,906	*	Nektar Therapeutics	144,676
3,540	*	Neostem, Inc	5,062
11,081	*	Neuralstem, Inc	21,608
6,864	*	Neurocrine Biosciences, Inc	50,656
1,954	*	NeurogesX, Inc	10,298
12,907	*	Novavax, Inc	27,879
8,512	*	NPS Pharmaceuticals, Inc	85,163
2,775	*	Nymox Pharmaceutical Corp	20,202
2,140	*	Obagi Medical Products, Inc	22,727
2,526	*	Omeros Corp	15,813
10,068	*	Onyx Pharmaceuticals, Inc	355,249
12,790	*	Opko Health, Inc	49,881
4,421	*	Optimer Pharmaceuticals, Inc	48,631
4,654	*	Orexigen Therapeutics, Inc	42,305
2,607	*	Osiris Therapeutics, Inc	17,232
2,200	*	Pacific Biosciences of California, Inc	34,760
3,725		Pain Therapeutics, Inc	23,058
5,241	*	Par Pharmaceutical Cos, Inc	187,209
8,158	*	Parexel International Corp	189,347
21,864		PDL BioPharma, Inc	108,008
7,251	*	Peregrine Pharmaceuticals, Inc	17,040
17,722		PerkinElmer, Inc	453,329
11,888		Perrigo Co	864,733
1,213,956		Pfizer, Inc	22,118,278
16,880		Pharmaceutical Product Development, Inc	491,883
5,233	*	Pharmacyclics, Inc	26,427
3,929	*	Pharmasset, Inc	190,399
4,323	*	Pozen, Inc	26,154
4,070	*	Progenics Pharmaceuticals, Inc	22,731
13,682	*	Pure Bioscience	27,501
8,950	*	Questcor Pharmaceuticals, Inc	138,367
10,138	*	Regeneron Pharmaceuticals, Inc	341,448
7,568	*	Rigel Pharmaceuticals, Inc	50,895
8,567	*	Salix Pharmaceuticals Ltd	350,990
6,276	*	Sangamo Biosciences, Inc	48,074
10,786	*	Santarus, Inc	35,216

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,873	*	Savient Pharmaceuticals, Inc	$91,128
12,662	*	Sciclone Pharmaceuticals, Inc	49,635
12,303	*	Seattle Genetics, Inc	201,646
17,519	*	Sequenom, Inc	120,005
6,018	*	SIGA Technologies, Inc	69,057
9,427	*	Somaxon Pharmaceuticals, Inc	28,470
6,845	*	Spectrum Pharmaceuticals, Inc	41,070
13,171	*	StemCells, Inc	12,231
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	6,307
7,892	*	SuperGen, Inc	23,755
4,090	*	Synta Pharmaceuticals Corp	20,409
7,537	*	Talecris Biotherapeutics Holdings Corp	184,657
3,356	*	Targacept, Inc	86,451
6,082		Techne Corp	419,354
8,947	*	Theravance, Inc	188,245
61,268	*	Thermo Electron Corp	3,508,819
7,288	*	United Therapeutics Corp	495,438
4,080	*	Vanda Pharmaceuticals, Inc	32,681
30,713	*	Vertex Pharmaceuticals, Inc	1,194,429
8,157	*	Vical, Inc	16,232
12,502	*	Viropharma, Inc	205,033
15,977	*	Vivus, Inc	142,994
14,958		Warner Chilcott plc	358,842
13,658	*	Waters Corp	1,043,335
16,377	*	Watson Pharmaceuticals, Inc	892,874
4,065	*	Xenoport, Inc	32,032
7,039	*	ZIOPHARM Oncology, Inc	41,073

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	145,583,965

REAL ESTATE - 2.7%
6,692		Acadia Realty Trust	123,668
1,028		Agree Realty Corp	23,901
367		Alexander’s, Inc	148,521
8,415		Alexandria Real Estate Equities, Inc	648,292
25,293		AMB Property Corp	848,580
9,280		American Campus Communities, Inc	300,115
13,748		American Capital Agency Corp	394,430
93,505		Annaly Mortgage Management, Inc	1,667,194
19,639		Anworth Mortgage Asset Corp	134,920
16,779		Apartment Investment & Management Co (Class A)	428,871
3,440		Apollo Commercial Real Estate Finance, Inc	56,519
3,288	*	Ashford Hospitality Trust, Inc	32,058
4,461		Associated Estates Realty Corp	66,067
12,523		AvalonBay Communities, Inc	1,451,791
976	*	Avatar Holdings, Inc	19,491
20,127		BioMed Realty Trust, Inc	359,267
20,968		Boston Properties, Inc	1,978,750
20,917		Brandywine Realty Trust	242,637
9,589		BRE Properties, Inc (Class A)	428,149
9,902		Camden Property Trust	548,868
4,500		Campus Crest Communities, Inc	59,400
10,696		Capital Lease Funding, Inc	59,042

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,551		Capstead Mortgage Corp	$146,813
42,884	*	CB Richard Ellis Group, Inc (Class A)	951,595
19,528		CBL & Associates Properties, Inc	333,148
12,577		Cedar Shopping Centers, Inc	76,091
1,238		Chatham Lodging Trust	20,477
1,000		Chesapeake Lodging Trust	18,300
148,846		Chimera Investment Corp	625,153
5,956		Cogdell Spencer, Inc	36,034
11,437		Colonial Properties Trust	219,476
1,963		Colony Financial, Inc	39,653
600		Consolidated-Tomoka Land Co	17,310
2,900		Coresite Realty	41,673
9,952		Corporate Office Properties Trust	363,746
12,745		Cousins Properties, Inc	108,587
1,800		CreXus Investment Corp	24,138
8,707		Cypress Sharpridge Investments, Inc	113,626
28,982		DCT Industrial Trust, Inc	160,560
31,012		Developers Diversified Realty Corp	421,763
24,950	*	DiamondRock Hospitality Co	302,644
12,747		Digital Realty Trust, Inc	693,437
17,207		Douglas Emmett, Inc	317,125
36,166		Duke Realty Corp	495,474
5,846		DuPont Fabros Technology, Inc	133,990
1,438		Dynex Capital, Inc	15,358
3,558		EastGroup Properties, Inc	155,093
7,775		Education Realty Trust, Inc	60,645
6,755		Entertainment Properties Trust	310,933
3,850		Equity Lifestyle Properties, Inc	218,988
5,151		Equity One, Inc	96,066
42,275		Equity Residential	2,290,882
4,430		Essex Property Trust, Inc	513,880
2,145		Excel Trust, Inc	27,413
13,752		Extra Space Storage, Inc	264,451
9,009		Federal Realty Investment Trust	724,594
14,814	*	FelCor Lodging Trust, Inc	104,142
9,405	*	First Industrial Realty Trust, Inc	96,119
5,389		First Potomac Realty Trust	86,763
20,390	*	Forest City Enterprises, Inc (Class A)	344,795
5,209	*	Forestar Real Estate Group, Inc	97,200
10,751		Franklin Street Properties Corp	161,157
60,643		General Growth Properties, Inc	898,123
3,489		Getty Realty Corp	101,321
1,129		Gladstone Commercial Corp	20,762
13,755		Glimcher Realty Trust	121,182
5,380		Government Properties Income Trust	139,342
6,790		Hatteras Financial Corp	194,058
55,333		HCP, Inc	2,052,301
21,716		Health Care REIT, Inc	1,065,821
9,360		Healthcare Realty Trust, Inc	196,560
19,745		Hersha Hospitality Trust	130,120
10,762		Highwoods Properties, Inc	352,671
5,995		Home Properties, Inc	333,802

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,556		Hospitality Properties Trust	$461,488
98,540		Host Marriott Corp	1,823,975
4,389	*	Howard Hughes Corp	220,679
11,096		HRPT Properties Trust	295,930
2,200		Hudson Pacific Properties	32,296
9,631		Inland Real Estate Corp	89,376
6,884		Invesco Mortgage Capital, Inc	153,995
13,554		Investors Real Estate Trust	121,173
13,773	*	iStar Financial, Inc	109,220
6,315		Jones Lang LaSalle, Inc	559,762
4,126	*	Kennedy-Wilson Holdings, Inc	43,529
7,966		Kilroy Realty Corp	303,823
61,011		Kimco Realty Corp	1,103,689
7,775		Kite Realty Group Trust	41,052
11,394		LaSalle Hotel Properties	316,411
13,732		Lexington Corporate Properties Trust	116,310
17,022		Liberty Property Trust	591,855
4,632		LTC Properties, Inc	126,639
19,533		Macerich Co	950,476
11,921		Mack-Cali Realty Corp	417,473
14,033	*	Maguire Properties, Inc	51,641
16,061		Medical Properties Trust, Inc	176,350
41,056		MFA Mortgage Investments, Inc	335,428
4,645		Mid-America Apartment Communities, Inc	296,119
3,502		Mission West Properties, Inc	24,024
3,849		Monmouth Real Estate Investment Corp (Class A)	31,677
4,153		National Health Investors, Inc	189,917
13,446		National Retail Properties, Inc	334,133
18,857		Nationwide Health Properties, Inc	708,080
9,110	*	Newcastle Investment Corp	61,037
16,400		NorthStar Realty Finance Corp	85,116
5,692		NRDC Acquisition Corp	55,753
13,979		Omega Healthcare Investors, Inc	311,452
2,531		One Liberty Properties, Inc	40,952
3,583		Parkway Properties, Inc	60,553
6,714		Pebblebrook Hotel Trust	138,040
10,824		Pennsylvania Real Estate Investment Trust	147,856
2,086		Pennymac Mortgage Investment Trust	38,654
7,421		Piedmont Office Realty Trust, Inc	146,787
24,878		Plum Creek Timber Co, Inc	1,041,642
6,873		Post Properties, Inc	254,507
5,820		Potlatch Corp	216,213
86,125		Prologis	1,284,985
2,910		PS Business Parks, Inc	169,391
21,039		Public Storage, Inc	2,292,830
23,325		RAIT Investment Trust	59,012
5,390		Ramco-Gershenson Properties	69,315
11,779		Rayonier, Inc	697,435
17,007		Realty Income Corp	594,565
11,120		Redwood Trust, Inc	166,466
12,302		Regency Centers Corp	530,339
8,542		Resource Capital Corp	60,904

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,592		Sabra Healthcare REIT, Inc	$66,847
450		Saul Centers, Inc	21,308
21,187		Senior Housing Properties Trust	475,013
43,911		Simon Property Group, Inc	4,454,770
11,726		SL Green Realty Corp	853,184
4,316		Sovran Self Storage, Inc	165,907
13,936	*	St. Joe Co	381,986
12,860		Starwood Property Trust, Inc	289,479
20,838	*	Strategic Hotels & Resorts, Inc	114,817
2,553		Sun Communities, Inc	84,555
17,471	*	Sunstone Hotel Investors, Inc	178,379
11,970		Tanger Factory Outlet Centers, Inc	312,537
8,210		Taubman Centers, Inc	429,794
1,707	*	Tejon Ranch Co	44,928
1,200	*	Terreno Realty Corp	21,396
8,762	*	Thomas Properties Group, Inc	33,296
5,892		Two Harbors Investment Corp	59,215
27,343		UDR, Inc	642,014
1,151		UMH Properties, Inc	12,005
2,089		Universal Health Realty Income Trust	75,935
2,803		Urstadt Biddle Properties, Inc (Class A)	54,406
13,259		U-Store-It Trust	128,082
23,039		Ventas, Inc	1,277,743
23,711		Vornado Realty Trust	2,088,702
4,947		Walter Investment Management Corp	89,541
9,126		Washington Real Estate Investment Trust	279,986
18,074		Weingarten Realty Investors	443,174
80,433		Weyerhaeuser Co	1,864,437
2,576		Winthrop Realty Trust	31,685

		TOTAL REAL ESTATE	60,381,331

RETAILING - 3.6%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	18,887
8,686	*	99 Cents Only Stores	129,421
13,284		Abercrombie & Fitch Co (Class A)	669,646
13,750		Advance Auto Parts, Inc	879,175
14,275	*	Aeropostale, Inc	344,313
52,779	*	Amazon.com, Inc	8,953,429
28,385		American Eagle Outfitters, Inc	410,447
1,425	*	America’s Car-Mart, Inc	35,540
9,778	*	AnnTaylor Stores Corp	216,289
3,853	*	Asbury Automotive Group, Inc	70,934
2,726	*	Audiovox Corp (Class A)	19,573
10,464	*	Autonation, Inc	300,421
4,011	*	Autozone, Inc	1,016,909
5,147		Barnes & Noble, Inc	81,065
4,228		Bebe Stores, Inc	23,740
39,506	*	Bed Bath & Beyond, Inc	1,896,288
48,532		Best Buy Co, Inc	1,650,088
2,960		Big 5 Sporting Goods Corp	37,533
11,063	*	Big Lots, Inc	351,693
1,854	*	Blue Nile, Inc	105,400

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,900	*	Body Central Corp	$32,395
1,538	*	Bon-Ton Stores, Inc/the	17,056
9,908	*	Borders Group, Inc	7,233
6,047		Brown Shoe Co, Inc	76,615
4,504		Buckle, Inc	161,018
4,942	*	Build-A-Bear Workshop, Inc	37,856
5,206	*	Cabela’s, Inc	129,629
32,802	*	Carmax, Inc	1,070,985
3,075	*	Casual Male Retail Group, Inc	12,915
5,174		Cato Corp (Class A)	126,453
13,728	*	Charming Shoppes, Inc	42,694
27,935		Chico’s FAS, Inc	305,050
4,220	*	Children’s Place Retail Stores, Inc	176,776
4,288		Christopher & Banks Corp	24,484
1,998	*	Citi Trends, Inc	45,754
4,594	*	Coldwater Creek, Inc	13,369
10,773	*	Collective Brands, Inc	219,338
2,804	*	Conn’s, Inc	12,394
1,340	*	Core-Mark Holding Co, Inc	45,346
637	*	Destination Maternity Corp	25,818
13,126	*	Dick’s Sporting Goods, Inc	473,717
6,466		Dillard’s, Inc (Class A)	256,830
10,508	*	Dollar General Corp	292,227
19,487	*	Dollar Tree, Inc	985,652
6,384	*	Drugstore.Com	11,268
2,709	*	DSW, Inc (Class A)	90,183
30,053		Expedia, Inc	756,133
2,217		Express Parent LLC	38,576
19,731		Family Dollar Stores, Inc	838,173
7,137		Finish Line, Inc (Class A)	109,838
22,841		Foot Locker, Inc	407,940
5,586		Fred’s, Inc (Class A)	75,020
1,564		Gaiam, Inc (Class A)	11,933
23,007	*	GameStop Corp (Class A)	484,757
62,008		Gap, Inc	1,194,894
3,636	*	Genesco, Inc	135,005
24,034		Genuine Parts Co	1,243,759
3,411		Group 1 Automotive, Inc	129,072
9,665		Guess ?, Inc	413,469
2,061		Haverty Furniture Cos, Inc	24,814
1,832	*	hhgregg, Inc	33,581
5,177	*	Hibbett Sports, Inc	165,768
254,043		Home Depot, Inc	9,341,161
7,426		Hot Topic, Inc	40,323
5,421	*	HSN, Inc	152,655
8,217	*	J Crew Group, Inc	356,782
35,593		JC Penney Co, Inc	1,141,468
4,120	*	Jo-Ann Stores, Inc	248,560
4,071	*	JOS A Bank Clothiers, Inc	173,954
1,939	*	Kirkland’s, Inc	25,682
46,139	*	Kohl’s Corp	2,342,938
88,007	*	Liberty Media Holding Corp (Interactive A)	1,394,031

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,081		Limited Brands, Inc	$1,142,728
3,205		Lithia Motors, Inc (Class A)	43,268
22,580	*	LKQ Corp	545,532
216,637		Lowe’s Cos, Inc	5,372,598
4,099	*	Lumber Liquidators, Inc	114,526
63,311		Macy’s, Inc	1,465,650
1,495	*	MarineMax, Inc	13,515
7,771		Men’s Wearhouse, Inc	203,678
1,859	*	Midas, Inc	13,217
4,809		Monro Muffler, Inc	159,082
6,145	*	NetFlix, Inc	1,315,522
4,007	*	New York & Co, Inc	22,399
24,386		Nordstrom, Inc	1,004,215
4,512		Nutri/System, Inc	85,548
43,698	*	Office Depot, Inc	229,415
13,424	*	OfficeMax, Inc	215,724
5,014	*	Orbitz Worldwide, Inc	25,722
21,009	*	O’Reilly Automotive, Inc	1,193,941
2,214	*	Overstock.com, Inc	33,033
7,234	*	Pacific Sunwear Of California, Inc	30,817
5,394	*	Penske Auto Group, Inc	91,159
6,689		PEP Boys - Manny Moe & Jack	93,245
3,459		PetMed Express, Inc	52,196
18,365		Petsmart, Inc	739,008
15,199	*	Pier 1 Imports, Inc	142,415
7,104	*	Priceline.com, Inc	3,044,206
16,808		RadioShack Corp	254,641
9,641		Rent-A-Center, Inc	286,723
2,652	*	Retail Ventures, Inc	39,992
17,992		Ross Stores, Inc	1,173,078
3,224	*	Rue21, Inc	95,108
21,636	*	Saks, Inc	253,574
13,325	*	Sally Beauty Holdings, Inc	175,357
6,820	*	Sears Holdings Corp	514,023
7,695	*	Select Comfort Corp	78,181
1,157	*	Shoe Carnival, Inc	28,636
3,783	*	Shutterfly, Inc	125,936
12,938	*	Signet Jewelers Ltd	549,606
7,761		Sonic Automotive, Inc (Class A)	96,624
4,767		Stage Stores, Inc	73,889
108,991		Staples, Inc	2,431,589
7,214		Stein Mart, Inc	56,522
1,318		Systemax, Inc	18,004
12,239	*	Talbots, Inc	66,825
109,414		Target Corp	5,999,171
18,470		Tiffany & Co	1,073,661
60,721		TJX Companies, Inc	2,877,568
10,702		Tractor Supply Co	549,120
4,620	*	Tuesday Morning Corp	22,869
5,422	*	Ulta Salon Cosmetics & Fragrance, Inc	200,831
18,567	*	Urban Outfitters, Inc	627,936
1,757	*	US Auto Parts Network, Inc	14,583

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,490	*,m	Vitacost.com, Inc	$8,493
4,244	*	Vitamin Shoppe, Inc	134,662
1,913	*	West Marine, Inc	24,467
15,462	*	Wet Seal, Inc (Class A)	52,880
14,492		Williams-Sonoma, Inc	466,642
356		Winmark Corp	12,043
3,026	*	Zumiez, Inc	70,264

		TOTAL RETAILING	79,029,989

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
7,481	*	Advanced Analogic Technologies, Inc	29,774
5,194	*	Advanced Energy Industries, Inc	80,221
91,006	*	Advanced Micro Devices, Inc	712,577
707	*	Alpha & Omega Semiconductor Lt	9,997
45,223		Altera Corp	1,699,028
14,838	*	Amkor Technology, Inc	120,781
7,823	*	Anadigics, Inc	53,431
44,688		Analog Devices, Inc	1,735,235
201,296		Applied Materials, Inc	3,158,334
9,356	*	Applied Micro Circuits Corp	92,063
10,697	*	Atheros Communications, Inc	476,979
69,264	*	Atmel Corp	937,835
4,593	*	ATMI, Inc	94,616
15,632		Avago Technologies Ltd	448,795
14,057	*	Axcelis Technologies, Inc	48,778
3,652	*	AXT, Inc	39,551
74,135		Broadcom Corp (Class A)	3,342,747
9,255	*	Brooks Automation, Inc	108,654
3,495	*	Cabot Microelectronics Corp	157,659
6,427	*	Cavium Networks, Inc	254,124
2,455	*	Ceva, Inc	59,337
10,068	*	Cirrus Logic, Inc	211,730
3,262		Cohu, Inc	48,734
4,986	*	Conexant Systems, Inc	10,421
16,229	*	Cree, Inc	819,402
4,443	*	Cymer, Inc	215,885
23,784	*	Cypress Semiconductor Corp	514,924
4,658	*	Diodes, Inc	119,897
3,224	*	DSP Group, Inc	24,148
4,467	*	Energy Conversion Devices, Inc	18,225
24,512	*	Entegris, Inc	187,517
9,052	*	Entropic Communications, Inc	99,300
4,854	*	Evergreen Solar, Inc	10,922
6,660	*	Exar Corp	42,757
17,018	*	Fairchild Semiconductor International, Inc	302,920
5,343	*	FEI Co	145,597
8,391	*	First Solar, Inc	1,297,081
7,025	*	Formfactor, Inc	60,064
2,886	*	FSI International, Inc	12,063
2,225	*	GSI Technology, Inc	20,470
8,891	*	GT Solar International, Inc	98,201
4,434	*	Hittite Microwave Corp	265,065

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,220	*	Ikanos Communications, Inc	$30,264
1,900	*	Inphi Corp	35,967
22,756	*	Integrated Device Technology, Inc	145,183
6,037	*	Integrated Silicon Solution, Inc	62,906
837,820		Intel Corp	17,979,618
10,388	*	International Rectifier Corp	332,728
17,701		Intersil Corp (Class A)	267,639
3,943	*	IXYS Corp	44,674
24,958		Kla-Tencor Corp	1,100,149
8,389	*	Kopin Corp	34,059
13,988	*	Kulicke & Soffa Industries, Inc	136,383
19,074	*	Lam Research Corp	951,602
22,414	*	Lattice Semiconductor Corp	139,639
32,915		Linear Technology Corp	1,145,113
98,313	*	LSI Logic Corp	608,557
6,396	*	LTX-Credence Corp	56,701
81,194	*	Marvell Technology Group Ltd	1,543,498
4,618	*	Mattson Technology, Inc	10,575
44,487		Maxim Integrated Products, Inc	1,148,654
1,022	*	MaxLinear, Inc	11,406
34,153	*	MEMC Electronic Materials, Inc	378,757
6,546		Micrel, Inc	87,651
27,086		Microchip Technology, Inc	987,826
128,813	*	Micron Technology, Inc	1,357,689
11,762	*	Microsemi Corp	264,527
3,063	*	Mindspeed Technologies, Inc	21,502
7,500	*	MIPS Technologies, Inc	93,150
7,350	*	MKS Instruments, Inc	211,019
4,815	*	Monolithic Power Systems, Inc	70,636
3,715	*	MoSys, Inc	21,547
2,519	*	Nanometrics, Inc	43,125
36,717		National Semiconductor Corp	556,630
9,808	*	Netlogic Microsystems, Inc	341,907
14,190	*	Novellus Systems, Inc	511,833
527	*	NVE Corp	30,608
85,418	*	Nvidia Corp	2,043,199
8,351	*	Omnivision Technologies, Inc	215,706
64,615	*	ON Semiconductor Corp	713,996
3,154	*	PDF Solutions, Inc	18,262
3,376	*	Pericom Semiconductor Corp	33,861
9,190	*	Photronics, Inc	60,562
4,641	*	PLX Technology, Inc	14,921
34,482	*	PMC - Sierra, Inc	269,649
3,642		Power Integrations, Inc	134,499
16,257	*	Rambus, Inc	333,106
42,968	*	RF Micro Devices, Inc	288,745
2,775	*	Rubicon Technology, Inc	49,978
4,895	*	Rudolph Technologies, Inc	49,244
10,073	*	Semtech Corp	219,944
4,033	*	Sigma Designs, Inc	56,180
11,272	*	Silicon Image, Inc	77,326
6,796	*	Silicon Laboratories, Inc	302,286

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,591	*	Skyworks Solutions, Inc	$844,796
1,826	*	Spansion, Inc	36,301
3,504	*	Standard Microsystems Corp	84,271
15,768	*	Sunpower Corp (Class A)	211,922
2,158	*	Supertex, Inc	49,440
27,146	*	Teradyne, Inc	452,795
6,982	*	Tessera Technologies, Inc	120,928
184,664		Texas Instruments, Inc	6,261,957
15,493	*	Trident Microsystems, Inc	23,085
21,846	*	Triquint Semiconductor, Inc	287,493
3,140	*	Ultra Clean Holdings	39,250
3,339	*	Ultratech, Inc	75,244
11,537	*	Varian Semiconductor Equipment Associates, Inc	512,820
5,805	*	Veeco Instruments, Inc	251,124
3,529	*	Volterra Semiconductor Corp	87,696
39,122		Xilinx, Inc	1,259,728
7,072	*	Zoran Corp	67,113

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	64,496,988

SOFTWARE & SERVICES - 8.7%
91,287		Accenture plc	4,698,542
5,144	*	ACI Worldwide, Inc	136,265
76,179		Activision Blizzard, Inc	860,061
5,557	*	Actuate Corp	30,841
9,361	*	Acxiom Corp	161,290
78,617	*	Adobe Systems, Inc	2,598,291
5,376	*	Advent Software, Inc	158,915
26,909	*	Akamai Technologies, Inc	1,300,243
8,023	*	Alliance Data Systems Corp	567,547
30,362	*	Amdocs Ltd	884,749
2,477		American Software, Inc (Class A)	16,398
2,627	*	Ancestry.com, Inc	93,521
13,345	*	Ansys, Inc	699,945
16,045	*	AOL, Inc	377,378
13,654	*	Ariba, Inc	383,541
8,648	*	Aspen Technology, Inc	122,369
33,698	*	Autodesk, Inc	1,370,835
76,049		Automatic Data Processing, Inc	3,642,747
6,620		Blackbaud, Inc	174,040
5,674	*	Blackboard, Inc	220,492
26,685	*	BMC Software, Inc	1,272,875
2,000	*	Booz Allen Hamilton Holding Co	37,320
3,413	*	Bottomline Technologies, Inc	78,260
18,625		Broadridge Financial Solutions, Inc	426,326
1,100	*	BroadSoft, Inc	30,481
57,238		CA, Inc	1,362,264
4,207	*	CACI International, Inc (Class A)	233,446
40,642	*	Cadence Design Systems, Inc	352,773
3,823	*	Cardtronics, Inc	65,335
1,337		Cass Information Systems, Inc	48,466
4,748	*,b	CDC Corp	15,099
9,513	*	Ciber, Inc	43,379

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,013	*	Citrix Systems, Inc	$1,769,861
44,645	*	Cognizant Technology Solutions Corp (Class A)	3,256,853
6,588	*	Commvault Systems, Inc	203,503
22,666		Computer Sciences Corp	1,207,871
1,871	*	Computer Task Group, Inc	22,134
32,586	*	Compuware Corp	349,322
3,014	*	comScore, Inc	72,215
6,271	*	Concur Technologies, Inc	320,009
4,013	*	Constant Contact, Inc	112,324
13,928	*	Convergys Corp	198,335
4,647	*	CSG Systems International, Inc	90,384
5,673	*	DealerTrack Holdings, Inc	112,127
3,070	*	Deltek, Inc	21,828
2,284	*	DemandTec, Inc	27,522
2,577	*	Dice Holdings, Inc	33,656
6,238	*	Digital River, Inc	197,994
995	*	DMRC Corp	29,860
5,617		DST Systems, Inc	267,145
17,903		Earthlink, Inc	152,713
173,345	*	eBay, Inc	5,262,753
4,856	*	Ebix, Inc	109,503
1,440	*	Echo Global Logistics, Inc	16,733
48,461	*	Electronic Arts, Inc	755,507
6,395	*	Epicor Software Corp	66,252
5,121		EPIQ Systems, Inc	65,805
549	*	ePlus, Inc	14,186
6,807	*	Equinix, Inc	601,875
6,895	*	Euronet Worldwide, Inc	126,110
2,211	*	ExlService Holdings, Inc	42,142
7,177		Factset Research Systems, Inc	723,442
6,772		Fair Isaac Corp	171,873
4,355	*	FalconStor Software, Inc	15,787
38,798		Fidelity National Information Services, Inc	1,180,623
17,927		First American Corp	359,436
23,099	*	Fiserv, Inc	1,426,825
2,553		Forrester Research, Inc	90,989
6,417	*	Fortinet, Inc	246,734
11,356	*	Gartner, Inc	402,230
10,616	*	Genpact Ltd	160,620
13,960	*	Global Cash Access, Inc	42,578
12,005		Global Payments, Inc	567,116
36,663	*	Google, Inc (Class A)	22,010,998
9,802	*	GSI Commerce, Inc	225,838
1,816	*	Guidance Software, Inc	12,658
4,601	*	Hackett Group, Inc	16,057
5,152		Heartland Payment Systems, Inc	81,402
12,564	*	IAC/InterActiveCorp	355,436
3,252		iGate Corp	50,081
13,515	*	Informatica Corp	627,096
4,817	*	Infospace, Inc	39,403
2,229	*	Integral Systems, Inc	27,172
1,456	*	Interactive Intelligence, Inc	47,655

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,762	*	Internap Network Services Corp	$56,585
192,901		International Business Machines Corp	31,249,961
5,158	*	Internet Capital Group, Inc	62,824
42,253	*	Intuit, Inc	1,982,933
7,508	*	j2 Global Communications, Inc	207,221
12,579		Jack Henry & Associates, Inc	371,835
5,849	*	JDA Software Group, Inc	176,523
2,696	*	Kenexa Corp	55,915
1,540		Keynote Systems, Inc	26,842
2,812	*	KIT Digital, Inc	38,749
4,073	*	Knot, Inc	45,129
18,943	*	Lawson Software, Inc	178,064
15,162		Lender Processing Services, Inc	481,242
6,364	*	Limelight Networks, Inc	39,680
7,899	*	Lionbridge Technologies	30,332
1,637	*	Liquidity Services, Inc	23,360
5,626	*	Liveperson, Inc	61,717
8,113	*	Local.com Corp	32,939
2,720	*	LogMeIn, Inc	104,802
3,024	*	LoopNet, Inc	31,056
7,394	*	Magma Design Automation, Inc	40,149
3,884	*	Manhattan Associates, Inc	114,617
3,758	*	Mantech International Corp (Class A)	151,090
4,509		Marchex, Inc (Class B)	42,926
14,710		Mastercard, Inc (Class A)	3,479,062
2,581		MAXIMUS, Inc	175,121
23,041	*	McAfee, Inc	1,103,664
15,202	*	Mentor Graphics Corp	193,597
11,838	*	Micros Systems, Inc	541,470
1,152,037		Microsoft Corp	31,940,225
1,561	*	MicroStrategy, Inc (Class A)	166,028
6,065	*	ModusLink Global Solutions, Inc	37,178
11,317	*	MoneyGram International, Inc	27,953
3,036	*	Monotype Imaging Holdings, Inc	34,109
18,368	*	Monster Worldwide, Inc	305,827
1,930	*	Motricity, Inc	37,162
22,753	*	Move, Inc	51,194
775	*	NCI, Inc (Class A)	16,275
3,833	*	Netscout Systems, Inc	87,852
2,364	*	NetSuite, Inc	63,663
11,075	*	NeuStar, Inc (Class A)	297,142
10,287		NIC, Inc	105,236
50,470	*	Novell, Inc	303,829
34,189	*	Nuance Communications, Inc	695,062
2,235	*	Online Resources Corp	15,019
2,587	*	OpenTable, Inc	203,390
11,289	*	Openwave Systems, Inc	22,917
1,975		Opnet Technologies, Inc	56,465
573,588		Oracle Corp	18,372,023
17,873	*	Parametric Technology Corp	397,317
48,752		Paychex, Inc	1,560,064
2,226		Pegasystems, Inc	76,085

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,337	*	Perficient, Inc	$39,010
8,978	*	Progress Software Corp	257,116
2,595	*	PROS Holdings, Inc	25,898
651	*	QAD, Inc (Class A)	5,586
162	*	QAD, Inc (Class B)	1,429
2,000	*	QLIK Technologies, Inc	46,420
9,655	*	Quest Software, Inc	249,292
1,400	*	QuinStreet, Inc	31,514
14,660	*	Rackspace Hosting, Inc	491,257
5,332	*	Radiant Systems, Inc	97,309
2,100	*	RealD, Inc	49,707
11,328	*	RealNetworks, Inc	42,593
2,100	*	RealPage, Inc	57,519
28,985	*	Red Hat, Inc	1,197,660
1,906		Renaissance Learning, Inc	20,223
3,284	*	RightNow Technologies, Inc	85,154
1,495	*	Rosetta Stone, Inc	28,121
15,005	*	Rovi Corp	926,709
7,004	*	S1 Corp	45,106
3,078	*	Saba Software, Inc	20,038
45,672	*	SAIC, Inc	756,785
17,208	*	Salesforce.com, Inc	2,222,241
14,552		Sapient Corp	173,896
5,120	*	SAVVIS, Inc	157,542
4,340	*	Smith Micro Software, Inc	54,771
4,888	*	SolarWinds, Inc	92,383
10,303		Solera Holdings, Inc	539,156
5,419	*	Sonic Solutions, Inc	79,036
3,857	*	Sourcefire, Inc	94,921
6,183	*	SRA International, Inc (Class A)	164,962
3,472	*	SRS Labs, Inc	35,171
1,721	*	SS&C Technologies Holdings, Inc	31,098
1,595		Stamps.com, Inc	20,288
10,114	*	SuccessFactors, Inc	294,520
12,281	*	SupportSoft, Inc	68,037
119,749	*	Symantec Corp	2,108,780
3,129	*	Synchronoss Technologies, Inc	89,051
22,081	*	Synopsys, Inc	599,058
2,326		Syntel, Inc	129,721
1,600	*	TA Indigo Holding Corp	32,384
9,994	*	Take-Two Interactive Software, Inc	124,675
6,329	*	Taleo Corp (Class A)	186,452
1,137	*	TechTarget, Inc	8,357
11,663	*	TeleCommunication Systems, Inc (Class A)	47,702
1,184	*	TeleNav, Inc	12,432
5,072	*	TeleTech Holdings, Inc	108,592
25,328	*	Teradata Corp	1,088,851
7,384	*	Terremark Worldwide, Inc	139,853
9,397	*	THQ, Inc	54,597
24,983	*	TIBCO Software, Inc	549,126
2,223	*	Tier Technologies, Inc	12,871
15,714	*	TiVo, Inc	151,954

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,451	*	TNS, Inc	$61,014
24,199		Total System Services, Inc	421,305
740	*	Travelzoo, Inc	34,780
5,540	*	Tyler Technologies, Inc	114,955
4,061	*	Ultimate Software Group, Inc	197,365
6,062	*	Unisys Corp	171,736
11,441		United Online, Inc	80,888
11,980	*	Valueclick, Inc	167,840
3,541	*	Vasco Data Security International	26,805
13,002	*	VeriFone Holdings, Inc	519,300
26,820		VeriSign, Inc	902,493
6,383		VirnetX Holding Corp	80,426
1,678	*	Virtusa Corp	27,016
70,229		Visa, Inc (Class A)	4,905,496
6,569	*	VistaPrint Ltd	332,654
11,114	*	VMware, Inc (Class A)	950,469
1,957	*	Vocus, Inc	50,745
20,436	*	Wave Systems Corp	78,066
8,761	*	WebMD Health Corp (Class A)	458,025
6,273	*	Websense, Inc	120,191
100,859		Western Union Co	2,045,421
6,114	*	Wright Express Corp	289,314
195,496	*	Yahoo!, Inc	3,151,396
7,995	*	Zix Corp	35,978

		TOTAL SOFTWARE & SERVICES	191,994,627

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
6,440	*	Acme Packet, Inc	346,343
9,558		Adtran, Inc	393,121
3,098	*	Agilysys, Inc	17,752
26,242		Amphenol Corp (Class A)	1,452,231
2,123	*	Anaren, Inc	43,606
4,367		Anixter International, Inc	276,300
136,805	*	Apple, Inc	46,420,672
17,558	*	Arris Group, Inc	219,124
17,844	*	Arrow Electronics, Inc	674,503
11,777	*	Aruba Networks, Inc	253,794
4,281	*	Avid Technology, Inc	71,279
22,295	*	Avnet, Inc	794,148
7,237		AVX Corp	113,476
1,273		Bel Fuse, Inc (Class B)	27,764
9,039	*	Benchmark Electronics, Inc	171,651
4,790	*	BigBand Networks, Inc	12,694
3,290		Black Box Corp	115,775
5,667	*	Blue Coat Systems, Inc	163,266
5,985	*	Bookham, Inc	83,072
9,874	*	Brightpoint, Inc	89,607
66,788	*	Brocade Communications Systems, Inc	376,684
1,112	*	Calix Networks, Inc	18,126
5,790	*	Checkpoint Systems, Inc	119,679
12,943	*	Ciena Corp	285,134
859,912	*	Cisco Systems, Inc	18,187,140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,421		Cognex Corp	$169,894
4,080	*	Coherent, Inc	218,484
2,919	*	Compellent Technologies, Inc	80,944
3,983		Comtech Telecommunications Corp	111,763
3,835	*	Comverge, Inc	23,777
234,189		Corning, Inc	5,201,337
1,099	*	CPI International, Inc	21,321
6,459	*	Cray, Inc	48,281
4,143		CTS Corp	46,982
4,257		Daktronics, Inc	65,004
1,723		DDi Corp	19,410
253,967	*	Dell, Inc	3,342,206
3,712	*	DG FastChannel, Inc	101,746
10,023		Diebold, Inc	307,305
3,355	*	Digi International, Inc	35,529
7,858	*	Dolby Laboratories, Inc (Class A)	469,123
2,791	*	DTS, Inc	125,093
4,401	*	Echelon Corp	40,049
6,307	*	EchoStar Corp (Class A)	171,866
1,975		Electro Rent Corp	29,151
3,793	*	Electro Scientific Industries, Inc	63,229
7,077	*	Electronics for Imaging, Inc	106,013
310,449	*	EMC Corp	7,727,076
2,562	*	EMS Technologies, Inc	46,961
11,478	*	Emulex Corp	130,964
10,622	*	Extreme Networks, Inc	34,840
12,029	*	F5 Networks, Inc	1,303,703
1,400	*	Fabrinet	33,530
2,570	*	FARO Technologies, Inc	77,922
11,973	*	Finisar Corp	398,701
22,558	*	Flir Systems, Inc	700,200
3,514	*	Gerber Scientific, Inc	26,812
2,251	*	Globecomm Systems, Inc	21,294
17,711	*	Harmonic, Inc	149,481
19,091		Harris Corp	888,495
8,357	*	Harris Stratex Networks, Inc (Class A)	43,373
330,190		Hewlett-Packard Co	15,086,381
10,730	*	Hutchinson Technology, Inc	35,516
6,383	*	Hypercom Corp	57,064
3,492	*	Imation Corp	35,269
5,014	*	Immersion Corp	29,633
14,537	*	Infinera Corp	106,629
24,810	*	Ingram Micro, Inc (Class A)	489,749
6,354	*	Insight Enterprises, Inc	88,448
7,043		InterDigital, Inc	339,120
8,054	*	Intermec, Inc	91,493
3,187	*	Intevac, Inc	43,821
4,429	*	IPG Photonics Corp	153,465
6,060	*	Itron, Inc	351,601
3,822	*	Ixia	60,120
27,401		Jabil Circuit, Inc	553,774
32,460	*	JDS Uniphase Corp	550,846

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

79,500	*	Juniper Networks, Inc	$2,951,040
1,929	*	KVH Industries, Inc	23,437
10,366	*	L-1 Identity Solutions, Inc	123,666
11,809	*	Lexmark International, Inc (Class A)	411,426
2,964		Littelfuse, Inc	151,994
1,474	*	Loral Space & Communications, Inc	109,769
3,099	*	Maxwell Technologies, Inc	55,782
2,568	*	Measurement Specialties, Inc	69,182
3,210	*	Mercury Computer Systems, Inc	60,605
769	*	Meru Networks, Inc	13,834
4,466		Methode Electronics, Inc	52,788
18,854	*	Microvision, Inc	35,634
20,016		Molex, Inc	523,418
43,694	*	Motorola Mobility Holdings, Inc	1,217,752
49,970	*	Motorola, Inc	1,937,337
2,968		MTS Systems Corp	111,048
1,582	*	Multi-Fineline Electronix, Inc	45,720
8,535		National Instruments Corp	361,116
24,549	*	NCR Corp	402,604
51,510	*	NetApp, Inc	2,819,142
5,241	*	Netgear, Inc	181,627
18,337	*	Network Engines, Inc	33,373
3,837	*	Network Equipment Technologies, Inc	18,955
4,543	*	Newport Corp	79,730
3,784	*	Novatel Wireless, Inc	27,283
1,843	*	Occam Networks, Inc	15,758
2,897	*	Oplink Communications, Inc	71,788
4,847	*	OpNext, Inc	9,015
2,734	*	OSI Systems, Inc	103,865
2,895		Park Electrochemical Corp	88,182
1,332	*	PC Connection, Inc	11,788
2,257	*	PC-Tel, Inc	16,363
6,817		Plantronics, Inc	241,322
5,520	*	Plexus Corp	149,261
12,811	*	Polycom, Inc	561,762
11,144	*	Power-One, Inc	119,241
35,927	*	Powerwave Technologies, Inc	125,385
4,034	*	Presstek, Inc	8,431
17,003	*	QLogic Corp	302,823
247,004		Qualcomm, Inc	13,370,327
31,350	*	Quantum Corp	84,332
3,724	*	Rackable Systems, Inc	36,942
3,200	*	Radisys Corp	27,072
2,127		Richardson Electronics Ltd	27,523
2,264	*	Rimage Corp	32,217
18,966	*	Riverbed Technology, Inc	680,310
4,146	*	Rofin-Sinar Technologies, Inc	162,109
2,746	*	Rogers Corp	117,474
34,729	*	SanDisk Corp	1,575,655
13,155	*	Sanmina-SCI Corp	197,720
3,792	*	Scansource, Inc	137,308
4,433	*	Seachange International, Inc	36,705

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

71,287	*	Seagate Technology, Inc	$998,018
5,245	*	ShoreTel, Inc	39,757
11,262	*	Smart Modular Technologies WWH, Inc	76,131
27,810	*	Sonus Networks, Inc	76,478
1,646	*	Spectrum Control, Inc	21,826
5,728	*	STEC, Inc	117,367
2,840	*	Stratasys, Inc	93,805
3,455	*	Super Micro Computer, Inc	48,629
2,670		Sycamore Networks, Inc	55,696
5,168	*	Symmetricom, Inc	32,093
4,652	*	Synaptics, Inc	132,396
3,139	*	SYNNEX Corp	104,811
6,859	*	Tech Data Corp	321,756
2,906		Technitrol, Inc	14,850
9,552	*	Tekelec	109,609
57,942		Tellabs, Inc	307,093
714		Tessco Technologies, Inc	8,225
17,883	*	Trimble Navigation Ltd	824,048
12,109	*	TTM Technologies, Inc	192,533
4,272	*	Universal Display Corp	144,564
16,956	*	Utstarcom, Inc	35,608
4,885	*	Viasat, Inc	211,985
624	*	Viasystems Group, Inc	12,624
24,353	*	Vishay Intertechnology, Inc	401,825
1,739	*	Vishay Precision Group, Inc	32,258
34,611	*	Western Digital Corp	1,177,466
208,013		Xerox Corp	2,209,098
3,470	*	X-Rite, Inc	15,476
4,217	*	Xyratex Ltd	56,213
9,043	*	Zebra Technologies Corp (Class A)	351,773
1,695	*	Zygo Corp	18,442

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	149,553,122

TELECOMMUNICATION SERVICES - 2.6%
3,578		AboveNet, Inc	213,106
6,255		Alaska Communications Systems Group, Inc	57,546
60,226	*	American Tower Corp (Class A)	3,063,095
889,105		AT&T, Inc	24,468,171
1,348		Atlantic Tele-Network, Inc	50,348
3,823	*	Cbeyond Communications, Inc	56,007
45,001		CenturyTel, Inc	1,945,843
30,375	*	Cincinnati Bell, Inc	86,569
22,597	*	Clearwire Corp (Class A)	119,538
6,214	*	Cogent Communications Group, Inc	84,759
4,743		Consolidated Communications Holdings, Inc	84,188
43,644	*	Crown Castle International Corp	1,840,467
11,902	*	FiberTower Corp	44,037
148,976		Frontier Communications Corp	1,366,110
6,672	*	General Communication, Inc (Class A)	80,798
4,259	*	Global Crossing Ltd	56,772
22,704	*	Globalstar, Inc	30,423
1,234	*	Hughes Communications, Inc	75,299

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,517	*	ICO Global Communications Holdings Ltd (Class A)	$18,789
1,924		IDT Corp (Class B)	44,310
4,769	*	Iridium Communications, Inc	36,626
8,555	*	Leap Wireless International, Inc	119,599
249,013	*	Level 3 Communications, Inc	306,286
39,297	*	MetroPCS Communications, Inc	508,110
4,748	*	Neutral Tandem, Inc	71,790
25,151	*	NII Holdings, Inc (Class B)	1,055,839
4,242		NTELOS Holdings Corp	85,519
17,591	*	PAETEC Holding Corp	69,484
8,219	*	Premiere Global Services, Inc	51,204
260,303		Qwest Communications International, Inc	1,855,960
17,214	*	SBA Communications Corp (Class A)	702,331
3,024		Shenandoah Telecom Co	50,592
441,318	*	Sprint Nextel Corp	1,994,757
12,446		Telephone & Data Systems, Inc	444,945
22,806	*	tw telecom inc (Class A)	391,123
2,288	*	US Cellular Corp	111,517
3,068		USA Mobility, Inc	52,401
425,862		Verizon Communications, Inc	15,169,204
14,519	*	Vonage Holdings Corp	47,622
71,142		Windstream Corp	911,329

		TOTAL TELECOMMUNICATION SERVICES	57,822,413

TRANSPORTATION - 1.9%
8,027	*	Air Transport Services Group, Inc	59,400
24,682	*	Airtran Holdings, Inc	182,400
5,703	*	Alaska Air Group, Inc	337,846
6,234		Alexander & Baldwin, Inc	250,108
2,773		Allegiant Travel Co	129,055
1,268	*	Amerco, Inc	115,401
48,679	*	AMR Corp	343,187
3,476		Arkansas Best Corp	88,812
3,809	*	Atlas Air Worldwide Holdings, Inc	193,535
14,287	*	Avis Budget Group, Inc	197,732
2,328		Baltic Trading Ltd	19,299
1,020	*	Celadon Group, Inc	14,943
24,964		CH Robinson Worldwide, Inc	1,924,475
7,789		Con-way, Inc	264,982
4,875		Copa Holdings S.A. (Class A)	274,219
58,789		CSX Corp	4,150,503
116,427	*	Delta Air Lines, Inc	1,358,703
4,077	*	Dollar Thrifty Automotive Group, Inc	197,816
2,064	*	Dynamex, Inc	51,373
9,136	*	Eagle Bulk Shipping, Inc	37,366
10,669	*	Excel Maritime Carriers Ltd	48,331
31,363		Expeditors International Washington, Inc	1,589,163
47,249		FedEx Corp	4,267,530
3,615		Forward Air Corp	100,895
5,317	*	Genco Shipping & Trading Ltd	61,465
5,825	*	Genesee & Wyoming, Inc (Class A)	301,444
7,832	*	Hawaiian Holdings, Inc	57,878

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,776		Heartland Express, Inc	$140,635
29,132	*	Hertz Global Holdings, Inc	428,532
6,116		Horizon Lines, Inc (Class A)	30,274
4,940	*	Hub Group, Inc (Class A)	171,813
800		International Shipholding Corp	20,048
13,709		J.B. Hunt Transport Services, Inc	562,069
33,922	*	JetBlue Airways Corp	203,532
15,988	*	Kansas City Southern Industries, Inc	799,080
8,167	*	Kirby Corp	381,725
9,756		Knight Transportation, Inc	185,949
7,417		Landstar System, Inc	307,286
2,800		Marten Transport Ltd	59,668
55,240		Norfolk Southern Corp	3,380,136
5,994	*	Old Dominion Freight Line	192,827
5,364	*	Pacer International, Inc	33,525
665	*	PAM Transportation Services, Inc	7,674
713	*	Park-Ohio Holdings Corp	14,659
522	*	Patriot Transportation Holding, Inc	14,757
540	*	Pinnacle Airlines	3,893
3,540	*	Quality Distribution, Inc	32,533
3,074	*	RailAmerica, Inc	38,333
7,931	*	Republic Airways Holdings, Inc	50,917
1,466	*	Roadrunner Transportation Services Holdings, Inc	19,747
8,208		Ryder System, Inc	394,641
2,640	*	Saia, Inc	37,778
9,635		Skywest, Inc	145,007
112,334		Southwest Airlines Co	1,331,158
46,734	*	UAL Corp	1,187,044
3,322	*	Ultrapetrol Bahamas Ltd	17,441
76,280		Union Pacific Corp	7,218,375
107,598		United Parcel Service, Inc (Class B)	7,706,168
1,485		Universal Truckload Services, Inc	22,127
25,774	*	US Airways Group, Inc	255,678
973	*	USA Truck, Inc	11,676
16,221		UTI Worldwide, Inc	355,240
7,066		Werner Enterprises, Inc	174,177

		TOTAL TRANSPORTATION	42,553,983

UTILITIES - 3.3%
98,398	*	AES Corp	1,220,135
12,452		AGL Resources, Inc	456,988
25,503		Allegheny Energy, Inc	657,467
5,045		Allete, Inc	186,211
17,321		Alliant Energy Corp	643,648
34,982		Ameren Corp	992,439
2,828	*	American DG Energy, Inc	6,702
71,894		American Electric Power Co, Inc	2,565,178
2,633		American States Water Co	89,522
26,243		American Water Works Co, Inc	669,196
20,588		Aqua America, Inc	475,995
832		Artesian Resources Corp	15,825
13,712		Atmos Energy Corp	447,011

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,950		Avista Corp	$202,718
5,542		Black Hills Corp	171,857
1,229	*	Cadiz, Inc	14,514
3,373		California Water Service Group	123,115
52,502	*	Calpine Corp	749,204
61,712		Centerpoint Energy, Inc	996,649
1,608		Central Vermont Public Service Corp	34,524
2,833		CH Energy Group, Inc	137,712
1,823		Chesapeake Utilities Corp	71,279
10,137		Cleco Corp	316,883
36,702		CMS Energy Corp	715,689
1,994		Connecticut Water Service, Inc	48,793
42,212		Consolidated Edison, Inc	2,106,801
1,590		Consolidated Water Co, Inc	17,395
27,052		Constellation Energy Group, Inc	872,427
88,869		Dominion Resources, Inc	3,869,355
18,957		DPL, Inc	496,294
24,765		DTE Energy Co	1,145,629
196,793		Duke Energy Corp	3,518,659
13,754	*	Dynegy, Inc (Class A)	86,513
47,884		Edison International	1,737,232
6,273	*	El Paso Electric Co	169,057
6,583		Empire District Electric Co	141,666
10,581		Energen Corp	591,478
28,332		Entergy Corp	2,044,720
99,644		Exelon Corp	4,235,866
46,102		FirstEnergy Corp	1,803,510
20,373		Great Plains Energy, Inc	400,941
14,353		Hawaiian Electric Industries, Inc	357,390
7,591		Idacorp, Inc	283,676
11,742		Integrys Energy Group, Inc	558,802
7,953		ITC Holdings Corp	522,512
3,910		Laclede Group, Inc	148,580
28,278		MDU Resources Group, Inc	600,342
3,971		MGE Energy, Inc	161,620
1,627		Middlesex Water Co	28,928
11,148		National Fuel Gas Co	761,854
6,481		New Jersey Resources Corp	271,943
61,941		NextEra Energy, Inc	3,311,366
6,986		Nicor, Inc	352,583
41,677		NiSource, Inc	776,026
25,834		Northeast Utilities	850,455
3,485		Northwest Natural Gas Co	155,292
5,933		NorthWestern Corp	167,548
37,467	*	NRG Energy, Inc	777,440
16,553		NSTAR	718,069
35,324		NV Energy, Inc	507,606
14,303		OGE Energy Corp	656,365
15,975		Oneok, Inc	940,769
2,776		Ormat Technologies, Inc	85,390
5,102		Otter Tail Corp	115,662
32,770		Pepco Holdings, Inc	608,539

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

58,602		PG&E Corp	$2,712,101
11,178		Piedmont Natural Gas Co, Inc	313,655
15,940		Pinnacle West Capital Corp	648,917
12,278		PNM Resources, Inc	159,982
11,941		Portland General Electric Co	266,762
72,354		PPL Corp	1,866,010
43,113		Progress Energy, Inc	1,936,636
76,258		Public Service Enterprise Group, Inc	2,473,047
25,709		Questar Corp	448,108
115,629	*	RRI Energy, Inc	478,704
16,613		SCANA Corp	702,232
36,414		Sempra Energy	1,896,077
1,735		SJW Corp	42,403
4,052		South Jersey Industries, Inc	211,676
124,491		Southern Co	4,683,351
6,820		Southwest Gas Corp	253,977
32,172		TECO Energy, Inc	592,287
17,460		UGI Corp	547,371
7,428		UIL Holdings Corp	224,251
5,719		Unisource Energy Corp	204,797
1,437		Unitil Corp	31,614
12,509		Vectren Corp	331,363
18,100		Westar Energy, Inc	461,550
7,453		WGL Holdings, Inc	268,755
17,850		Wisconsin Energy Corp	1,076,177
67,613		Xcel Energy, Inc	1,593,638
1,526		York Water Co	25,744

		TOTAL UTILITIES	73,416,739

		TOTAL COMMON STOCKS	2,205,260,156

		(Cost $1,863,521,134)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
991		Celgene Corp	2,349

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,349

CONSUMER SERVICES - 0.0%
111		Krispy Kreme Doughnuts, Inc - CW12	21

		TOTAL CONSUMER SERVICES	21

		TOTAL RIGHTS / WARRANTS	2,370

		(Cost $5,252)

TIAA-CREF FUNDS - Equity Index Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$4,905,000	Federal Home Loan Bank	02/01/11	4,905,000

			4,905,000

TOTAL SHORT-TERM INVESTMENTS	$4,905,000

(Cost $4,905,000)

TOTAL INVESTMENTS - 99.8%	2,210,167,526
(Cost $1,868,431,386)
OTHER ASSETS & LIABILITIES, NET - 0.2%	4,281,828

NET ASSETS - 100.0%	$2,214,449,354

Abbreviation(s):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
b	In bankruptcy.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures contracts.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
374,206	*	Ford Motor Co	$5,968,586
24,837	*	Goodyear Tire & Rubber Co	295,064
23,393		Harley-Davidson, Inc	927,532
67,658		Johnson Controls, Inc	2,597,390

		TOTAL AUTOMOBILES & COMPONENTS	9,788,572

BANKS - 3.1%
68,893		BB&T Corp	1,904,203
17,802		Comerica, Inc	680,036
91,740		Fifth Third Bancorp	1,364,174
25,578	*	First Horizon National Corp	289,799
53,262		Hudson City Bancorp, Inc	584,816
85,742		Huntington Bancshares, Inc	620,772
87,497		Keycorp	778,723
12,158		M&T Bank Corp	1,051,302
53,026		Marshall & Ilsley Corp	370,652
38,637		People’s United Financial, Inc	498,804
52,673		PNC Financial Services Group, Inc	3,160,380
124,967		Regions Financial Corp	887,266
49,660		SunTrust Banks, Inc	1,511,154
192,146		US Bancorp	5,187,942
525,655		Wells Fargo & Co	17,041,734
17,679		Zions Bancorporation	416,871

		TOTAL BANKS	36,348,628

CAPITAL GOODS - 8.4%
71,600		3M Co	6,295,072
73,479		Boeing Co	5,105,321
63,504		Caterpillar, Inc	6,160,524
19,642		Cummins, Inc	2,079,695
53,844		Danaher Corp	2,480,055
42,380		Deere & Co	3,852,342
18,550		Dover Corp	1,189,055
16,714		Eaton Corp	1,804,443
75,393		Emerson Electric Co	4,439,139
14,636		Fastenal Co	849,766
5,706		Flowserve Corp	713,193
17,761		Fluor Corp	1,228,884
37,844		General Dynamics Corp	2,853,438
1,067,036		General Electric Co	21,490,105
12,751		Goodrich Corp	1,155,496
78,149		Honeywell International, Inc	4,377,125
49,740		Illinois Tool Works, Inc	2,660,593
32,182		Ingersoll-Rand plc	1,518,990

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

18,234		ITT Industries, Inc	$1,074,347
12,639	*	Jacobs Engineering Group, Inc	649,265
11,242		L-3 Communications Holdings, Inc	879,687
29,723		Lockheed Martin Corp	2,365,951
35,111		Masco Corp	467,679
28,994		Northrop Grumman Corp	2,009,284
36,706		Paccar, Inc	2,073,522
11,840		Pall Corp	656,054
16,022		Parker Hannifin Corp	1,432,527
14,162		Precision Castparts Corp	2,025,024
21,409	*	Quanta Services, Inc	508,036
36,802		Raytheon Co	1,839,732
14,080		Rockwell Automation, Inc	1,140,621
15,977		Rockwell Collins, Inc	1,024,765
9,401		Roper Industries, Inc	730,364
6,275		Snap-On, Inc	355,353
27,558		Textron, Inc	724,500
48,601		Tyco International Ltd	2,178,783
92,486		United Technologies Corp	7,519,111
5,762		W.W. Grainger, Inc	757,530

		TOTAL CAPITAL GOODS	100,665,371

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
10,816		Avery Dennison Corp	455,245
12,551		Cintas Corp	352,181
4,987		Dun & Bradstreet Corp	423,646
12,253		Equifax, Inc	437,677
19,820		Iron Mountain, Inc	483,410
20,660		Pitney Bowes, Inc	501,625
20,606		R.R. Donnelley & Sons Co	365,138
30,535		Republic Services, Inc	941,699
15,005		Robert Half International, Inc	470,557
8,891	*	Stericycle, Inc	697,855
47,245		Waste Management, Inc	1,789,169

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,918,202

CONSUMER DURABLES & APPAREL - 1.0%
29,436		Coach, Inc	1,592,193
28,486		DR Horton, Inc	352,942
15,153		Fortune Brands, Inc	934,637
7,324	*	Harman International Industries, Inc	317,276
13,522		Hasbro, Inc	596,185
14,546		Leggett & Platt, Inc	327,721
15,731		Lennar Corp (Class A)	304,552
35,726		Mattel, Inc	845,992
28,839		Newell Rubbermaid, Inc	555,151
38,298		Nike, Inc (Class B)	3,158,819
6,566		Polo Ralph Lauren Corp (Class A)	703,744
36,433	*	Pulte Homes, Inc	287,456
16,482		Stanley Works	1,197,912
8,621		VF Corp	713,129
7,558		Whirlpool Corp	646,209

		TOTAL CONSUMER DURABLES & APPAREL	12,533,918

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.7%
12,629	*	Apollo Group, Inc (Class A)	$521,198
43,367		Carnival Corp	1,938,939
13,928		Darden Restaurants, Inc	656,148
6,196		DeVry, Inc	322,874
30,677		H&R Block, Inc	384,076
29,632		International Game Technology	508,781
28,583		Marriott International, Inc (Class A)	1,128,743
105,816		McDonald’s Corp	7,795,465
73,583		Starbucks Corp	2,320,072
18,940		Starwood Hotels & Resorts Worldwide, Inc	1,116,892
17,985		Wyndham Worldwide Corp	505,918
7,513		Wynn Resorts Ltd	873,987
46,529		Yum! Brands, Inc	2,175,696

		TOTAL CONSUMER SERVICES	20,248,789

DIVERSIFIED FINANCIALS - 8.0%
104,902		American Express Co	4,550,648
24,627		Ameriprise Financial, Inc	1,518,255
1,006,892		Bank of America Corp	13,824,627
124,259		Bank of New York Mellon Corp	3,880,609
45,973		Capital One Financial Corp	2,214,060
99,986		Charles Schwab Corp	1,804,747
2,909,373	*	Citigroup, Inc	14,023,178
6,753		CME Group, Inc	2,083,706
54,088		Discover Financial Services	1,113,672
19,519	*	E*Trade Financial Corp	323,235
9,566		Federated Investors, Inc (Class B)	259,047
14,759		Franklin Resources, Inc	1,780,673
51,204		Goldman Sachs Group, Inc	8,377,998
7,265	*	IntercontinentalExchange, Inc	875,360
45,898		Invesco Ltd	1,135,517
17,606		Janus Capital Group, Inc	227,293
391,497		JPMorgan Chase & Co	17,593,875
15,337		Legg Mason, Inc	508,115
19,871		Leucadia National Corp	646,205
20,559		Moody’s Corp	603,818
151,542		Morgan Stanley	4,455,335
15,144	*	Nasdaq Stock Market, Inc	370,725
24,545		Northern Trust Corp	1,275,849
25,924		NYSE Euronext	824,642
48,638	*	SLM Corp	700,874
44,000		SPDR Trust Series 1	5,661,480
50,448		State Street Corp	2,356,931
25,858		T Rowe Price Group, Inc	1,704,559

		TOTAL DIVERSIFIED FINANCIALS	94,695,033

ENERGY - 12.5%
49,601		Anadarko Petroleum Corp	3,823,245
38,166		Apache Corp	4,555,494

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

43,222		Baker Hughes, Inc	$2,961,139
10,331		Cabot Oil & Gas Corp	430,080
24,097	*	Cameron International Corp	1,284,370
65,940		Chesapeake Energy Corp	1,947,208
201,540		Chevron Corp	19,132,192
147,147		ConocoPhillips	10,515,125
22,437		Consol Energy, Inc	1,115,119
39,697	*	Denbury Resources, Inc	807,834
43,265	*	Devon Energy Corp	3,837,173
7,095		Diamond Offshore Drilling, Inc	508,782
69,939		El Paso Corp	1,110,631
25,522		EOG Resources, Inc	2,715,286
14,675		Equitable Resources, Inc	707,188
504,984	d	Exxon Mobil Corp	40,742,108
11,957	*	FMC Technologies, Inc	1,123,958
91,109		Halliburton Co	4,099,905
11,000		Helmerich & Payne, Inc	646,030
30,191		Hess Corp	2,539,667
71,118		Marathon Oil Corp	3,250,093
10,318		Massey Energy Co	648,589
19,106		Murphy Oil Corp	1,266,728
28,720	*	Nabors Industries Ltd	700,768
42,039		National Oilwell Varco, Inc	3,106,682
13,298	*	Newfield Exploration Co	973,015
26,125		Noble Corp	999,281
17,390		Noble Energy, Inc	1,584,229
81,386		Occidental Petroleum Corp	7,868,398
26,780		Peabody Energy Corp	1,698,388
11,739		Pioneer Natural Resources Co	1,117,083
17,438		Questar Market Resources, Inc	708,680
16,011		Range Resources Corp	798,469
12,677	*	Rowan Cos, Inc	434,568
136,644		Schlumberger Ltd	12,159,950
34,446	*	Southwestern Energy Co	1,360,617
65,358		Spectra Energy Corp	1,714,340
11,865		Sunoco, Inc	503,669
13,670	*	Tesoro Corp	263,148
56,241		Valero Energy Corp	1,426,272
58,081		Williams Cos, Inc	1,567,606

		TOTAL ENERGY	148,753,107

FOOD & STAPLES RETAILING - 2.3%
43,308		Costco Wholesale Corp	3,111,247
136,106		CVS Corp	4,654,825
64,547		Kroger Co	1,381,306
37,043		Safeway, Inc	766,420
22,120		Supervalu, Inc	161,255
58,998		Sysco Corp	1,719,202
92,736		Walgreen Co	3,750,244
196,207		Wal-Mart Stores, Inc	11,001,326
14,599		Whole Foods Market, Inc	754,914

		TOTAL FOOD & STAPLES RETAILING	27,300,739

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.5%
209,127		Altria Group, Inc	$4,916,576
64,242		Archer Daniels Midland Co	2,098,786
10,382		Brown-Forman Corp (Class B)	688,846
19,692		Campbell Soup Co	672,285
232,551		Coca-Cola Co	14,615,830
33,662		Coca-Cola Enterprises, Inc	846,936
43,673		ConAgra Foods, Inc	975,218
17,710	*	Constellation Brands, Inc (Class A)	340,386
17,594	*	Dean Foods Co	178,579
22,554		Dr Pepper Snapple Group, Inc	799,088
64,379		General Mills, Inc	2,239,102
31,853		H.J. Heinz Co	1,513,018
15,361		Hershey Co	717,205
7,110		Hormel Foods Corp	351,234
12,366		J.M. Smucker Co	768,671
25,738		Kellogg Co	1,294,621
174,962		Kraft Foods, Inc (Class A)	5,348,588
15,259		Lorillard, Inc	1,148,087
13,332		McCormick & Co, Inc	589,274
20,314		Mead Johnson Nutrition Co	1,177,603
15,710		Molson Coors Brewing Co (Class B)	736,328
158,726		PepsiCo, Inc	10,207,669
181,717		Philip Morris International, Inc	10,401,481
33,583		Reynolds American, Inc	1,068,275
63,500		Sara Lee Corp	1,077,595
29,616		Tyson Foods, Inc (Class A)	487,183

		TOTAL FOOD, BEVERAGE & TOBACCO	65,258,464

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
39,743		Aetna, Inc	1,309,134
27,643		AmerisourceBergen Corp	991,278
9,225		Bard (C.R.), Inc	870,379
58,379		Baxter International, Inc	2,830,798
23,235		Becton Dickinson & Co	1,927,343
150,737	*	Boston Scientific Corp	1,052,144
34,661		Cardinal Health, Inc	1,438,778
22,344	*	CareFusion Corp	574,911
7,168	*	Cerner Corp	708,557
26,916		Cigna Corp	1,131,010
14,749	*	Coventry Health Care, Inc	442,028
10,055	*	DaVita, Inc	742,562
14,200		Dentsply International, Inc	503,816
52,794	*	Express Scripts, Inc	2,973,886
16,720	*	Humana, Inc	969,258
3,902	*	Intuitive Surgical, Inc	1,259,995
10,401	*	Laboratory Corp of America Holdings	935,154
25,158		McKesson Corp	1,891,127
42,138	*	Medco Health Solutions, Inc	2,571,261
108,172		Medtronic, Inc	4,145,151
9,617		Patterson Cos, Inc	317,938

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

14,047		Quest Diagnostics, Inc	$799,977
34,052	*	St. Jude Medical, Inc	1,379,106
34,413		Stryker Corp	1,980,812
50,894	*	Tenet Healthcare Corp	338,445
110,178		UnitedHealth Group, Inc	4,522,807
11,817	*	Varian Medical Systems, Inc	798,475
39,483	*	WellPoint, Inc	2,452,684
19,614	*	Zimmer Holdings, Inc	1,160,364

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	43,019,178

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
42,626		Avon Products, Inc	1,206,742
14,251		Clorox Co	896,245
48,352		Colgate-Palmolive Co	3,711,983
11,282		Estee Lauder Cos (Class A)	908,201
40,890		Kimberly-Clark Corp	2,646,810
280,333		Procter & Gamble Co	17,697,422

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	27,067,403

INSURANCE - 3.8%
34,199		ACE Ltd	2,106,316
47,291		Aflac, Inc	2,723,016
53,451		Allstate Corp	1,664,464
14,676	*	American International Group, Inc	592,177
32,765		AON Corp	1,498,671
10,720		Assurant, Inc	420,546
173,301	*	Berkshire Hathaway, Inc (Class B)	14,167,356
30,783		Chubb Corp	1,783,259
16,155		Cincinnati Financial Corp	517,606
49,383	*	Genworth Financial, Inc (Class A)	670,127
44,161		Hartford Financial Services Group, Inc	1,226,793
31,475		Lincoln National Corp	907,739
31,406		Loews Corp	1,257,810
54,860		Marsh & McLennan Cos, Inc	1,529,497
90,783		Metlife, Inc	4,155,137
31,816		Principal Financial Group	1,042,610
65,886		Progressive Corp	1,305,202
48,623		Prudential Financial, Inc	2,990,801
8,132		Torchmark Corp	506,624
46,079		Travelers Cos, Inc	2,592,405
32,596		UnumProvident Corp	812,944
32,116		XL Capital Ltd	736,099

		TOTAL INSURANCE	45,207,199

MATERIALS - 3.6%
21,275		Air Products & Chemicals, Inc	1,856,244
7,456		Airgas, Inc	467,268
11,535		AK Steel Holding Corp	183,407
101,446		Alcoa, Inc	1,680,960
9,797		Allegheny Technologies, Inc	638,666
8,772		Ball Corp	623,953
10,828		Bemis Co, Inc	352,451

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

7,224		CF Industries Holdings, Inc	$975,529
13,857		Cleveland-Cliffs, Inc	1,184,219
116,129		Dow Chemical Co	4,120,256
91,442		Du Pont (E.I.) de Nemours & Co	4,634,280
7,167		Eastman Chemical Co	665,528
23,053		Ecolab, Inc	1,145,504
7,203		FMC Corp	547,860
47,143		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,126,801
8,439		International Flavors & Fragrances, Inc	481,445
43,457		International Paper Co	1,255,038
16,859		MeadWestvaco Corp	482,673
53,731		Monsanto Co	3,942,781
49,397		Newmont Mining Corp	2,720,293
31,361		Nucor Corp	1,439,784
16,254	*	Owens-Illinois, Inc	479,331
16,189		PPG Industries, Inc	1,364,409
30,720		Praxair, Inc	2,858,189
15,857		Sealed Air Corp	423,223
8,899		Sherwin-Williams Co	754,012
12,120		Sigma-Aldrich Corp	771,438
9,489	*	Titanium Metals Corp	178,868
14,802		United States Steel Corp	853,631
12,753		Vulcan Materials Co	542,768

		TOTAL MATERIALS	42,750,809

MEDIA - 3.1%
23,845		Cablevision Systems Corp (Class A)	807,153
67,633		CBS Corp (Class B)	1,341,162
279,457		Comcast Corp (Class A)	6,357,648
83,518	*	DIRECTV	3,540,328
28,225	*	Discovery Communications, Inc (Class A)	1,100,775
24,422		Gannett Co, Inc	359,980
49,134	*	Interpublic Group of Cos, Inc	525,242
30,487		McGraw-Hill Cos, Inc	1,188,383
228,751		News Corp (Class A)	3,435,840
29,921		Omnicom Group, Inc	1,342,854
8,945		Scripps Networks Interactive (Class A)	415,943
35,723		Time Warner Cable, Inc	2,423,091
111,123		Time Warner, Inc	3,494,818
60,726		Viacom, Inc (Class B)	2,523,165
189,656		Walt Disney Co	7,371,930
545		Washington Post Co (Class B)	233,451

		TOTAL MEDIA	36,461,763

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
154,826		Abbott Laboratories	6,991,942
34,403	*	Agilent Technologies, Inc	1,439,077
30,536		Allergan, Inc	2,156,147
94,636	*	Amgen, Inc	5,212,550
23,659	*	Biogen Idec, Inc	1,548,955
171,456		Bristol-Myers Squibb Co	4,317,262
46,722	*	Celgene Corp	2,407,585

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

7,575	*	Cephalon, Inc	$447,531
100,119		Eli Lilly & Co	3,481,138
28,400	*	Forest Laboratories, Inc	916,184
26,115	*	Genzyme Corp	1,915,535
81,305	*	Gilead Sciences, Inc	3,120,486
17,091	*	Hospira, Inc	943,936
275,033		Johnson & Johnson	16,438,723
18,540	*	Life Technologies Corp	1,006,537
307,230		Merck & Co, Inc	10,190,819
43,223	*	Mylan Laboratories, Inc	1,001,045
11,343		PerkinElmer, Inc	290,154
800,692		Pfizer, Inc	14,588,608
39,469	*	Thermo Electron Corp	2,260,390
9,070	*	Waters Corp	692,857
11,791	*	Watson Pharmaceuticals, Inc	642,845

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82,010,306

REAL ESTATE - 1.6%
12,248		Apartment Investment & Management Co (Class A)	313,059
8,471		AvalonBay Communities, Inc	982,043
13,914		Boston Properties, Inc	1,313,064
29,001	*	CB Richard Ellis Group, Inc (Class A)	643,532
28,251		Equity Residential	1,530,922
36,190		HCP, Inc	1,342,287
15,019		Health Care REIT, Inc	737,133
66,152		Host Marriott Corp	1,224,474
40,332		Kimco Realty Corp	729,606
16,274		Plum Creek Timber Co, Inc	681,392
56,540		Prologis	843,577
14,170		Public Storage, Inc	1,544,247
29,343		Simon Property Group, Inc	2,976,846
15,602		Ventas, Inc	865,287
16,447		Vornado Realty Trust	1,448,816
53,234		Weyerhaeuser Co	1,233,964

		TOTAL REAL ESTATE	18,410,249

RETAILING - 3.6%
9,060		Abercrombie & Fitch Co (Class A)	456,715
35,497	*	Amazon.com, Inc	6,021,711
6,325	*	Autonation, Inc	181,591
2,705	*	Autozone, Inc	685,799
25,725	*	Bed Bath & Beyond, Inc	1,234,800
32,805		Best Buy Co, Inc	1,115,370
7,515	*	Big Lots, Inc	238,902
22,332	*	Carmax, Inc	729,140
19,975		Expedia, Inc	502,571
12,605		Family Dollar Stores, Inc	535,460
14,450	*	GameStop Corp (Class A)	304,462
43,667		Gap, Inc	841,463
16,171		Genuine Parts Co	836,849
164,146		Home Depot, Inc	6,035,647
23,502		JC Penney Co, Inc	753,709

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

29,208	*	Kohl’s Corp	$1,483,182
26,284		Limited Brands, Inc	768,544
138,241		Lowe’s Cos, Inc	3,428,377
42,079		Macy’s, Inc	974,129
4,511	*	NetFlix, Inc	965,715
16,728		Nordstrom, Inc	688,859
14,001	*	O’Reilly Automotive, Inc	795,677
4,975	*	Priceline.com, Inc	2,131,887
12,066		RadioShack Corp	182,800
11,961		Ross Stores, Inc	779,857
4,381	*	Sears Holdings Corp	330,196
73,010		Staples, Inc	1,628,853
70,930		Target Corp	3,889,092
12,654		Tiffany & Co	735,577
39,906		TJX Companies, Inc	1,891,145
13,455	*	Urban Outfitters, Inc	455,048

		TOTAL RETAILING	41,603,127

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
56,982	*	Advanced Micro Devices, Inc	446,169
31,335		Altera Corp	1,177,256
29,670		Analog Devices, Inc	1,152,086
134,262		Applied Materials, Inc	2,106,571
45,223		Broadcom Corp (Class A)	2,039,105
5,495	*	First Solar, Inc	849,417
558,643		Intel Corp	11,988,478
16,835		Kla-Tencor Corp	742,087
23,182		Linear Technology Corp	806,502
63,114	*	LSI Logic Corp	390,676
22,614	*	MEMC Electronic Materials, Inc	250,789
18,552		Microchip Technology, Inc	676,591
85,154	*	Micron Technology, Inc	897,523
23,811		National Semiconductor Corp	360,975
9,502	*	Novellus Systems, Inc	342,737
57,714	*	Nvidia Corp	1,380,519
18,441	*	Teradyne, Inc	307,596
117,616		Texas Instruments, Inc	3,988,359
25,741		Xilinx, Inc	828,860

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	30,732,296

SOFTWARE & SERVICES - 8.9%
50,520	*	Adobe Systems, Inc	1,669,686
18,169	*	Akamai Technologies, Inc	877,926
22,581	*	Autodesk, Inc	918,595
49,562		Automatic Data Processing, Inc	2,374,020
17,642	*	BMC Software, Inc	841,523
38,098		CA, Inc	906,732
18,647	*	Citrix Systems, Inc	1,178,117
30,530	*	Cognizant Technology Solutions Corp (Class A)	2,227,164
15,342		Computer Sciences Corp	817,575
20,979	*	Compuware Corp	224,895
114,930	*	eBay, Inc	3,489,275

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

33,485	*	Electronic Arts, Inc	$522,031
26,700		Fidelity National Information Services, Inc	812,481
14,764	*	Fiserv, Inc	911,972
24,980	*	Google, Inc (Class A)	14,996,992
124,419		International Business Machines Corp	20,155,877
27,757	*	Intuit, Inc	1,302,636
9,817		Mastercard, Inc (Class A)	2,321,819
15,486	*	McAfee, Inc	741,779
753,993		Microsoft Corp	20,904,457
12,937	*	Monster Worldwide, Inc	215,401
35,750	*	Novell, Inc	215,215
387,672		Oracle Corp	12,417,135
31,960		Paychex, Inc	1,022,720
18,932	*	Red Hat, Inc	782,270
29,163	*	SAIC, Inc	483,231
11,745	*	Salesforce.com, Inc	1,516,749
78,582	*	Symantec Corp	1,383,829
16,635	*	Teradata Corp	715,139
16,316		Total System Services, Inc	284,062
17,575		VeriSign, Inc	591,399
48,816		Visa, Inc (Class A)	3,409,797
65,138		Western Union Co	1,320,999
129,438	*	Yahoo!, Inc	2,086,541

		TOTAL SOFTWARE & SERVICES	104,640,039

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
17,337		Amphenol Corp (Class A)	959,430
91,864	*	Apple, Inc	31,171,293
555,116	*	Cisco Systems, Inc	11,740,702
156,562		Corning, Inc	3,477,241
168,753	*	Dell, Inc	2,220,789
206,378	*	EMC Corp	5,136,748
8,032	*	F5 Networks, Inc	870,508
16,160	*	Flir Systems, Inc	501,606
12,990		Harris Corp	604,555
227,121		Hewlett-Packard Co	10,377,158
19,489		Jabil Circuit, Inc	393,873
22,544	*	JDS Uniphase Corp	382,572
52,657	*	Juniper Networks, Inc	1,954,628
7,835	*	Lexmark International, Inc (Class A)	272,971
14,571		Molex, Inc	381,032
29,174	*	Motorola Mobility Holdings, Inc	813,079
33,341	*	Motorola, Inc	1,292,631
35,890	*	NetApp, Inc	1,964,260
162,022		Qualcomm, Inc	8,770,251
23,896	*	SanDisk Corp	1,084,162
38,322		Tellabs, Inc	203,107
22,842	*	Western Digital Corp	777,085
137,759		Xerox Corp	1,463,001

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	86,812,682

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.9%
40,131	*	American Tower Corp (Class A)	$2,041,063
591,878		AT&T, Inc	16,288,483
30,723		CenturyTel, Inc	1,328,463
98,724		Frontier Communications Corp	905,299
25,458	*	MetroPCS Communications, Inc	329,172
173,119		Qwest Communications International, Inc	1,234,338
296,723	*	Sprint Nextel Corp	1,341,188
283,111		Verizon Communications, Inc	10,084,414
48,026		Windstream Corp	615,213

		TOTAL TELECOMMUNICATION SERVICES	34,167,633

TRANSPORTATION - 1.9%
16,882		CH Robinson Worldwide, Inc	1,301,433
37,153		CSX Corp	2,623,002
21,081		Expeditors International Washington, Inc	1,068,174
31,522		FedEx Corp	2,847,067
36,581		Norfolk Southern Corp	2,238,391
5,160		Ryder System, Inc	248,093
76,295		Southwest Airlines Co	904,096
49,397		Union Pacific Corp	4,674,438
99,050		United Parcel Service, Inc (Class B)	7,093,962

		TOTAL TRANSPORTATION	22,998,656

UTILITIES - 3.3%
66,345	*	AES Corp	822,677
16,881		Allegheny Energy, Inc	435,192
23,818		Ameren Corp	675,717
47,692		American Electric Power Co, Inc	1,701,651
42,304		Centerpoint Energy, Inc	683,210
24,306		CMS Energy Corp	473,967
29,350		Consolidated Edison, Inc	1,464,859
19,570		Constellation Energy Group, Inc	631,133
58,234		Dominion Resources, Inc	2,535,507
16,793		DTE Energy Co	776,844
131,519		Duke Energy Corp	2,351,560
32,356		Edison International	1,173,876
18,370		Entergy Corp	1,325,763
66,270		Exelon Corp	2,817,137
30,284		FirstEnergy Corp	1,184,710
8,305		Integrys Energy Group, Inc	395,235
41,789		NextEra Energy, Inc	2,234,040
4,199		Nicor, Inc	211,924
28,454		NiSource, Inc	529,813
18,080		Northeast Utilities	595,194
24,181	*	NRG Energy, Inc	501,756
10,700		Oneok, Inc	630,123
23,699		Pepco Holdings, Inc	440,090
39,529		PG&E Corp	1,829,402
10,901		Pinnacle West Capital Corp	443,780
47,999		PPL Corp	1,237,894
29,687		Progress Energy, Inc	1,333,540
50,239		Public Service Enterprise Group, Inc	1,629,251

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	MATURITY DATE	VALUE

11,881	SCANA Corp		$502,210
23,838	Sempra Energy		1,241,245
84,017	Southern Co		3,160,719
21,329	TECO Energy, Inc		392,667
11,875	Wisconsin Energy Corp		715,944
45,685	Xcel Energy, Inc		1,076,795

	TOTAL UTILITIES		38,155,425

	TOTAL COMMON STOCKS		1,176,547,588

	(Cost $1,141,582,096)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.9%
$10,220,000	Federal Home Loan Bank	02/01/11	10,220,000

	TOTAL SHORT-TERM INVESTMENTS		10,220,000

	(Cost $10,220,000)

	TOTAL INVESTMENTS - 100.4%		1,186,767,588
	(Cost $1,151,802,096)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%		(5,168,958)

	NET ASSETS - 100.0%		$1,181,598,630

Abbreviation(s):
REIT - Real Estate Investment Trust
SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures contracts.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.0%
43,266	*	American Axle & Manufacturing Holdings, Inc	$618,704
15,580	*	Amerigon, Inc (Class A)	169,666
44,446		Cooper Tire & Rubber Co	1,016,036
101,527	*	Dana Holding Corp	1,819,363
8,186	*	Dorman Products, Inc	263,344
13,572		Drew Industries, Inc	320,571
54,817	*	Exide Technologies	526,791
11,519	*	Fuel Systems Solutions, Inc	299,840
33,614	*	Modine Manufacturing Co	554,631
3,652		Shiloh Industries, Inc	47,184
22,749		Spartan Motors, Inc	141,954
14,354		Standard Motor Products, Inc	173,827
11,268	*	Stoneridge, Inc	166,203
16,541		Superior Industries International, Inc	330,820
43,340	*	Tenneco, Inc	1,791,241
4,600	*	Tower International, Inc	82,202
20,738	*	Winnebago Industries, Inc	308,996

		TOTAL AUTOMOBILES & COMPONENTS	8,631,373

BANKS - 6.9%
11,114		1st Source Corp	209,499
16,455	*	1st United Bancorp, Inc	107,780
14,755		Abington Bancorp, Inc	183,257
3,650		Alliance Financial Corp	108,442
4,246		American National Bankshares, Inc	87,340
16,507		Ameris Bancorp	157,312
5,674		Ames National Corp	102,416
7,083		Arrow Financial Corp	160,642
62,708		Astoria Financial Corp	892,962
5,101		Bancfirst Corp	206,897
19,658		Banco Latinoamericano de Exportaciones S.A. (Class E)	339,887
2,923		Bancorp Rhode Island, Inc	88,158
34,301		Bank Mutual Corp	151,953
3,927		Bank of Marin Bancorp	136,424
9,627		Bank of the Ozarks, Inc	415,213
14,300		BankFinancial Corp	130,416
25,169	*	Beneficial Mutual Bancorp, Inc	222,242
10,057		Berkshire Hills Bancorp, Inc	213,611
5,626	*	BofI Holding, Inc	85,009
53,324		Boston Private Financial Holdings, Inc	357,804
4,763		Bridge Bancorp, Inc	108,120
43,054		Brookline Bancorp, Inc	466,275
7,164		Bryn Mawr Bank Corp	128,809
5,599		Camden National Corp	191,654

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,226		Capital City Bank Group, Inc	$104,059
19,947		Cardinal Financial Corp	219,417
56,958		Cathay General Bancorp	985,943
24,692	*	Center Financial	181,486
17,641		Centerstate Banks of Florida, Inc	129,485
2,420		Century Bancorp, Inc	65,195
17,933		Chemical Financial Corp	372,289
8,818		Citizens & Northern Corp	137,914
274,103	*	Citizens Republic Bancorp, Inc	172,603
11,613		City Holding Co	404,132
6,948		Clifton Savings Bancorp, Inc	79,416
8,706		CNB Financial Corp	121,100
22,442		CoBiz, Inc	143,180
28,508		Columbia Banking System, Inc	573,011
24,099		Community Bank System, Inc	609,223
10,164		Community Trust Bancorp, Inc	293,841
65,180		CVB Financial Corp	539,690
13,228		Danvers Bancorp, Inc	285,196
19,217		Dime Community Bancshares	289,792
19,648	*	Doral Financial Corp	24,364
11,406	*	Eagle Bancorp, Inc	154,095
5,579	*	Encore Bancshares, Inc	64,605
11,247		Enterprise Financial Services Corp	145,986
6,121		ESB Financial Corp	84,225
10,674		ESSA Bancorp, Inc	134,813
7,042		Federal Agricultural Mortgage Corp (Class C)	108,728
7,992		Financial Institutions, Inc	154,485
10,989		First Bancorp (NC)	165,165
15,482	*	First Bancorp (Puerto Rico)	77,874
6,044		First Bancorp, Inc	89,270
44,996		First Busey Corp	221,380
76,154		First Commonwealth Financial Corp	489,670
10,971		First Community Bancshares, Inc	147,560
42,012		First Financial Bancorp	710,003
15,136		First Financial Bankshares, Inc	746,508
7,959		First Financial Corp	250,947
12,745		First Financial Holdings, Inc	132,038
9,271		First Interstate Bancsystem, Inc	120,430
18,658		First Merchants Corp	169,041
53,605		First Midwest Bancorp, Inc	626,642
4,860		First of Long Island Corp	137,878
5,667		First South Bancorp, Inc	32,869
78,266		FirstMerit Corp	1,433,832
48,326	*	Flagstar Bancorp, Inc	76,355
22,513		Flushing Financial Corp	320,810
87,055		FNB Corp	879,256
4,678	*	Fox Chase Bancorp, Inc	57,493
8,236		German American Bancorp, Inc	141,000
52,167		Glacier Bancorp, Inc	736,076
7,020		Great Southern Bancorp, Inc	153,738
10,856	*	Greene County Bancshares, Inc	34,196
21,161		Hancock Holding Co	694,081

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

79,330	*	Hanmi Financial Corp	$104,319
9,101		Heartland Financial USA, Inc	153,898
7,259	*	Heritage Financial Corp	103,441
1,150	*	Heritage Financial Group	13,340
5,281	*	Home Bancorp, Inc	72,878
15,982		Home Bancshares, Inc	326,992
11,392		Home Federal Bancorp, Inc	122,122
9,511		Hudson Valley Holding Corp	213,522
19,439		IBERIABANK Corp	1,102,580
15,477		Independent Bank Corp	420,665
38,501		International Bancshares Corp	730,364
34,794	*	Investors Bancorp, Inc	463,456
11,442		Kearny Financial Corp	106,639
1,942		K-Fed Bancorp	23,187
15,978		Lakeland Bancorp, Inc	153,707
11,435		Lakeland Financial Corp	235,332
14,736		MainSource Financial Group, Inc	133,877
38,317		MB Financial, Inc	753,312
3,763		Merchants Bancshares, Inc	103,370
6,569	*	Meridian Interstate Bancorp, Inc	80,142
145,238	*	MGIC Investment Corp	1,218,547
5,877		Midsouth Bancorp, Inc	78,869
4,398		MidWestOne Financial Group, Inc	61,880
27,421	*	Nara Bancorp, Inc	267,629
2,413		NASB Financial, Inc	36,219
4,811		National Bankshares, Inc	138,557
91,305		National Penn Bancshares, Inc	745,049
25,015		NBT Bancorp, Inc	579,848
77,111		NewAlliance Bancshares, Inc	1,152,809
13,236		Northfield Bancorp, Inc	171,671
80,587		Northwest Bancshares, Inc	944,077
10,104		OceanFirst Financial Corp	139,940
53,848	*	Ocwen Financial Corp	543,865
67,846		Old National Bancorp	727,988
8,890	*	OmniAmerican Bancorp, Inc	132,906
33,248		Oriental Financial Group, Inc	392,991
39,747		Oritani Financial Corp	476,567
4,791		Orrstown Financial Services, Inc	126,626
13,889		Pacific Continental Corp	140,973
22,355		PacWest Bancorp	441,064
9,093		Park National Corp	592,136
6,174		Peapack Gladstone Financial Corp	84,090
2,710		Penns Woods Bancorp, Inc	105,446
10,274	*	Pennsylvania Commerce Bancorp, Inc	123,596
7,887		Peoples Bancorp, Inc	107,184
23,912	*	Pinnacle Financial Partners, Inc	329,029
102,491	*	PMI Group, Inc	298,249
1,968		Porter Bancorp, Inc	18,657
37,761		PrivateBancorp, Inc	580,387
33,847		Prosperity Bancshares, Inc	1,369,110
43,526		Provident Financial Services, Inc	637,656
28,049		Provident New York Bancorp	261,697

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

96,288		Radian Group, Inc	$691,348
18,161		Renasant Corp	283,130
7,036		Republic Bancorp, Inc (Class A)	134,317
5,851		Rockville Financial, Inc	86,712
5,766		Roma Financial Corp	58,698
18,194		S&T Bancorp, Inc	397,539
8,630		S.Y. Bancorp, Inc	210,529
17,211		Sandy Spring Bancorp, Inc	330,451
9,099		SCBT Financial Corp	283,161
7,949		Sierra Bancorp	85,770
29,706	*	Signature Bank	1,551,840
12,630		Simmons First National Corp (Class A)	350,988
11,426		Southside Bancshares, Inc	244,745
13,543		Southwest Bancorp, Inc	185,404
12,574		State Bancorp, Inc	120,082
16,290		StellarOne Corp	236,694
18,612		Sterling Bancorp	182,211
66,485		Sterling Bancshares, Inc	589,722
6,970		Suffolk Bancorp	146,161
93,976		Susquehanna Bancshares, Inc	898,411
30,296	*	SVB Financial Group	1,589,630
6,631	*	Taylor Capital Group, Inc	68,100
8,932		Territorial Bancorp, Inc	172,298
26,560	*	Texas Capital Bancshares, Inc	647,798
15,623	*	The Bancorp, Inc	146,856
5,740		Tompkins Trustco, Inc	233,905
5,311		Tower Bancorp, Inc	120,188
16,659		TowneBank	248,219
9,685		Trico Bancshares	146,921
54,906		Trustco Bank Corp NY	328,612
46,429		Trustmark Corp	1,113,832
23,050		UMB Financial Corp	936,983
82,940		Umpqua Holdings Corp	909,852
13,085		Union Bankshares Corp	159,899
28,220		United Bankshares, Inc	795,804
70,641	*	United Community Banks, Inc	120,090
12,277		United Financial Bancorp, Inc	188,206
11,823		Univest Corp of Pennsylvania	203,769
9,878		ViewPoint Financial Group	125,204
15,606	*	Virginia Commerce Bancorp	93,792
10,627		Washington Banking Co	145,059
10,389		Washington Trust Bancorp, Inc	207,780
3,816	*	Waterstone Financial, Inc	10,303
51,144		Webster Financial Corp	1,170,175
16,948		WesBanco, Inc	319,470
10,920		West Bancorporation, Inc	78,351
68,185	*	West Coast Bancorp	221,601
21,333		Westamerica Bancorporation	1,066,650
47,483	*	Western Alliance Bancorp	356,123
20,943		Westfield Financial, Inc	177,597
69,916		Whitney Holding Corp	930,582
14,519		Wilshire Bancorp, Inc	93,212

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,915		Wintrust Financial Corp	$819,953
4,244		WSFS Financial Corp	190,556

		TOTAL BANKS	60,122,245

CAPITAL GOODS - 9.4%
13,332	*	3D Systems Corp	380,495
26,373		A.O. Smith Corp	1,129,028
52,760	*	A123 Systems, Inc	478,006
8,936		Aaon, Inc	240,646
28,289	*	AAR Corp	757,862
18,761		Aceto Corp	161,532
49,306		Actuant Corp (Class A)	1,367,255
31,601		Acuity Brands, Inc	1,744,374
46,861	*	Advanced Battery Technologies, Inc	174,792
11,912	*	Aerovironment, Inc	335,918
36,098		Aircastle Ltd	383,361
4,849		Alamo Group, Inc	125,832
19,548		Albany International Corp (Class A)	440,807
19,449	*	Altra Holdings, Inc	406,679
5,930	*	Ameresco, Inc	91,856
6,790	*	American Railcar Industries, Inc	128,806
6,584		American Science & Engineering, Inc	572,808
36,694	*	American Superconductor Corp	1,000,645
6,324		American Woodmark Corp	117,943
6,707		Ameron International Corp	462,582
5,930		Ampco-Pittsburgh Corp	147,716
19,770		Apogee Enterprises, Inc	252,858
53,824	*	Applied Energetics, Inc	32,962
30,759		Applied Industrial Technologies, Inc	973,830
6,427	*	Argan, Inc	59,578
68,260	*	ArvinMeritor, Inc	1,492,164
14,315	*	Astec Industries, Inc	430,882
6,927	*	Astronics Corp	160,014
8,813		AZZ, Inc	353,313
11,038		Badger Meter, Inc	452,448
35,585		Barnes Group, Inc	705,295
33,159	*	Beacon Roofing Supply, Inc	602,167
33,906		Belden CDT, Inc	1,178,573
34,490	*	Blount International, Inc	517,695
7,904	*	Bluelinx Holdings, Inc	28,692
35,417		Brady Corp (Class A)	1,159,907
36,289		Briggs & Stratton Corp	724,691
68,381	*	Broadwind Energy, Inc	125,821
36,758	*	Builders FirstSource, Inc	81,603
6,921	*	CAI International, Inc	131,776
175,538	*	Capstone Turbine Corp	200,113
6,639		Cascade Corp	312,498
18,434	*	Ceradyne, Inc	653,117
20,799	*	Chart Industries, Inc	755,420
12,424		CIRCOR International, Inc	501,805
36,669		Clarcor, Inc	1,583,368
7,051	*	Coleman Cable, Inc	47,242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,777	*	Colfax Corp	$331,363
13,600	*	Columbus McKinnon Corp	229,432
27,061		Comfort Systems USA, Inc	344,487
18,032	*	Commercial Vehicle Group, Inc	291,036
11,361		Cubic Corp	553,849
33,309		Curtiss-Wright Corp	1,155,822
20,050	*	DigitalGlobe, Inc	615,736
7,969		Douglas Dynamics, Inc	116,188
7,356		Ducommun, Inc	161,538
6,070	*	DXP Enterprises, Inc	132,205
25,072	*	Dycom Industries, Inc	402,907
9,476		Dynamic Materials Corp	187,151
48,141	*,d	EMCOR Group, Inc	1,457,710
13,249		Encore Wire Corp	297,374
44,771	*	Ener1, Inc	172,368
31,088	*	Energy Recovery, Inc	106,321
35,042	*	EnerSys	1,150,078
14,991	*	EnPro Industries, Inc	622,276
19,161		ESCO Technologies, Inc	695,161
21,657	*	Esterline Technologies Corp	1,541,545
44,940		Federal Signal Corp	312,782
33,987	*	Flow International Corp	127,451
50,706	*	Force Protection, Inc	280,911
16,909		Franklin Electric Co, Inc	694,622
8,547		Freightcar America, Inc	243,760
71,319	*	FuelCell Energy, Inc	124,808
26,517	*	Furmanite Corp	202,060
40,573	*	GenCorp, Inc	208,139
13,981	*	Generac Holdings, Inc	208,317
16,035	*	GeoEye, Inc	640,117
21,745	*	Gibraltar Industries, Inc	239,847
3,978	*	Global Defense Technology & Systems, Inc	65,478
8,768		Gorman-Rupp Co	278,647
87,307	*	GrafTech International Ltd	1,833,446
6,839		Graham Corp	158,665
25,285		Granite Construction, Inc	653,364
41,996		Great Lakes Dredge & Dock Corp	348,987
15,460	*	Greenbrier Cos, Inc	365,938
31,945	*	Griffon Corp	371,840
20,021	*	H&E Equipment Services, Inc	232,644
21,290		Heico Corp	1,113,254
9,939	*	Herley Industries, Inc	163,298
70,415	*	Hexcel Corp	1,339,293
15,597	*	Hoku Scientific, Inc	38,837
12,311		Houston Wire & Cable Co	160,659
18,212	*	II-VI, Inc	899,309
28,483	*	Insituform Technologies, Inc (Class A)	783,567
12,194		Insteel Industries, Inc	139,255
23,946	*	Interline Brands, Inc	508,374
20,727		John Bean Technologies Corp	374,122
8,964	*	Kadant, Inc	189,678
18,686		Kaman Corp	550,022

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,277		Kaydon Corp	$939,763
7,280	*	KEYW Holding Corp	106,070
12,846	*	Kratos Defense & Security Solutions, Inc	180,101
8,926	*	LaBarge, Inc	124,607
11,410	*	Ladish Co, Inc	610,891
2,812		Lawson Products, Inc	65,716
14,279	*	Layne Christensen Co	450,931
7,328	*	LB Foster Co (Class A)	291,288
9,088		Lindsay Manufacturing Co	591,447
6,138	*	LMI Aerospace, Inc	114,934
13,808		LSI Industries, Inc	102,732
12,770	*	Lydall, Inc	102,160
38,502	*	Mastec, Inc	586,000
9,592		Met-Pro Corp	104,073
5,813	*	Michael Baker Corp	176,483
12,071	*	Middleby Corp	987,529
7,747		Miller Industries, Inc	118,219
32,959	*	Moog, Inc (Class A)	1,405,372
27,352		Mueller Industries, Inc	894,410
110,236		Mueller Water Products, Inc (Class A)	440,944
14,280	*	MYR Group, Inc	314,017
4,212		Nacco Industries, Inc (Class A)	422,253
13,609	*	NCI Building Systems, Inc	180,591
24,778		Nordson Corp	2,287,258
6,814	*	Northwest Pipe Co	149,022
1,883		Omega Flex, Inc	24,460
41,782	*	Orbital Sciences Corp	712,801
19,545	*	Orion Marine Group, Inc	229,067
19,227		Perini Corp	436,645
13,402	*	Pgt, Inc	31,361
12,275	*	Pike Electric Corp	101,514
10,241	*	PMFG, Inc	167,748
15,785	*	Polypore International, Inc	760,048
6,398	*	Powell Industries, Inc	242,548
13,913	*	PowerSecure International, Inc	101,843
1,517		Preformed Line Products Co	92,704
16,312		Primoris Services Corp	133,922
27,539		Quanex Building Products Corp	536,735
11,899		Raven Industries, Inc	562,108
15,879	*	RBC Bearings, Inc	552,113
27,978		Robbins & Myers, Inc	1,161,926
35,950	*	RSC Holdings, Inc	429,962
22,707	*	Rush Enterprises, Inc (Class A)	433,022
83,787	*	SatCon Technology Corp	406,367
8,338	*	Sauer-Danfoss, Inc	238,884
237		Seaboard Corp	474,474
8,281		SeaCube Container Leasing Ltd	110,800
28,576		Simpson Manufacturing Co, Inc	850,136
9,054		Standex International Corp	301,951
11,937	*	Sterling Construction Co, Inc	153,510
9,200		Sun Hydraulics Corp	342,976
12,267		TAL International Group, Inc	383,098

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,444	*	Taser International, Inc	$182,030
13,219	*	Tecumseh Products Co (Class A)	159,686
26,315	*	Teledyne Technologies, Inc	1,244,963
13,755		Tennant Co	554,877
6,914		Textainer Group Holdings Ltd	214,334
25,706		Titan International, Inc	488,414
9,194	*	Titan Machinery, Inc	222,771
17,538		Tredegar Corp	328,136
10,920	*	Trex Co, Inc	254,218
10,930	*	Trimas Corp	208,107
12,135		Triumph Group, Inc	1,165,324
5,911		Twin Disc, Inc	192,521
1,288	*	United Capital Corp	35,549
43,804	*	United Rentals, Inc	1,167,377
14,087		Universal Forest Products, Inc	516,993
29,331	*	UQM Technologies, Inc	80,074
14,178		Vicor Corp	208,842
49,638	*	Wabash National Corp	563,888
20,221		Watsco, Inc	1,268,260
21,295		Watts Water Technologies, Inc (Class A)	765,981
44,220		Woodward Governor Co	1,491,319
5,194	*,b	Xerium Technologies, Inc	102,582

		TOTAL CAPITAL GOODS	81,718,593

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
37,646		ABM Industries, Inc	967,502
24,558	*	Acacia Research (Acacia Technologies)	599,215
39,174	*	ACCO Brands Corp	321,619
15,737		Administaff, Inc	445,672
11,260	*	Advisory Board Co	556,920
13,281		American Ecology Corp	223,918
26,289	*	American Reprographics Co	212,152
23,469	*	APAC Customer Services, Inc	129,314
6,005		Barrett Business Services, Inc	88,394
34,719		Brink's Co	937,413
17,396	*	Casella Waste Systems, Inc (Class A)	139,516
24,233	*	CBIZ, Inc	168,904
8,734		CDI Corp	140,268
38,206	*	Cenveo, Inc	205,548
16,785	*	Clean Harbors, Inc	1,511,321
780		Compx International, Inc	10,608
6,742	*	Consolidated Graphics, Inc	337,437
24,864		Corporate Executive Board Co	966,215
15,004	*	CoStar Group, Inc	844,425
7,207		Courier Corp	102,159
8,076	*	CRA International, Inc	196,085
37,252		Deluxe Corp	910,811
21,599	*	Dolan Media Co	296,122
63,224		EnergySolutions, Inc	374,286
14,085	*	EnerNOC, Inc	366,492
18,690		Ennis, Inc	310,815
9,960	*	Exponent, Inc	365,731

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,236	*	Franklin Covey Co	$80,148
12,073	*	Fuel Tech, Inc	96,705
13,232		G & K Services, Inc (Class A)	414,559
44,279	*	Geo Group, Inc	1,052,512
10,648	*	GP Strategies Corp	105,309
47,639		Healthcare Services Group	754,602
12,551		Heidrick & Struggles International, Inc	336,241
41,374		Herman Miller, Inc	998,355
7,520	*	Higher One Holdings, Inc	143,030
18,722	*	Hill International, Inc	121,693
32,809		HNI Corp	995,425
23,999	*	Hudson Highland Group, Inc	132,474
15,897	*	Huron Consulting Group, Inc	407,122
12,275	*	ICF International, Inc	295,889
17,035	*	Innerworkings, Inc	107,321
36,648		Interface, Inc (Class A)	595,530
19,423	*	Kelly Services, Inc (Class A)	382,148
21,955	*	Kforce, Inc	392,555
21,353		Kimball International, Inc (Class B)	143,812
34,146		Knoll, Inc	571,604
33,326	*	Korn/Ferry International	779,828
15,115	*	LECG Corp	23,882
7,366	*	M&F Worldwide Corp	177,742
17,501		McGrath RentCorp	441,725
27,733	*	Metalico, Inc	153,918
19,246		Mine Safety Appliances Co	600,090
10,668	*	Mistras Group, Inc	152,446
26,450	*	Mobile Mini, Inc	540,638
8,073		Multi-Color Corp	134,173
36,188	*	Navigant Consulting, Inc	368,756
26,424	*	On Assignment, Inc	208,750
33,533		Resources Connection, Inc	672,001
46,803		Rollins, Inc	888,789
7,829		Schawk, Inc (Class A)	142,801
13,699	*	School Specialty, Inc	178,772
37,342	*	Spherion Corp	361,471
11,323	*	Standard Parking Corp	203,701
14,710		Standard Register Co	47,072
55,564		Steelcase, Inc (Class A)	567,864
29,950	*	SYKES Enterprises, Inc	583,426
13,710	*	Team, Inc	350,428
44,823	*	Tetra Tech, Inc	1,037,428
31,989	*	TrueBlue, Inc	545,732
10,255		Unifirst Corp	571,819
17,571	*	United Stationers, Inc	1,094,322
14,655		Viad Corp	344,832
3,152		VSE Corp	94,276

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	31,122,578

CONSUMER DURABLES & APPAREL - 3.7%
29,013	*	American Apparel, Inc	29,883
28,626		American Greetings Corp (Class A)	622,043

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,416	*	Arctic Cat, Inc	$134,824
43,061	*	Ascena Retail Group, Inc	1,167,384
53,893	*	Beazer Homes USA, Inc	288,328
3,673		Blyth, Inc	123,486
6,644	*	Brookfield Homes Corp	93,813
64,195		Brunswick Corp	1,278,764
46,424		Callaway Golf Co	341,216
43,085	*	Carter’s, Inc	1,193,455
4,760	*	Cavco Industries, Inc	196,064
5,865		Cherokee, Inc	94,016
8,322		Columbia Sportswear Co	507,476
62,220	*	CROCS, Inc	1,019,786
5,065		CSS Industries, Inc	92,993
6,145	*	Culp, Inc	61,389
28,071	*	Deckers Outdoor Corp	2,060,131
4,922	*	Delta Apparel, Inc	63,346
194,708	*	Eastman Kodak Co	712,631
17,618		Ethan Allen Interiors, Inc	394,643
33,540	*	Furniture Brands International, Inc	150,930
11,272	*	G-III Apparel Group Ltd	393,280
22,244	*	Helen of Troy Ltd	624,390
7,260		Hooker Furniture Corp	97,357
36,208	*	Hovnanian Enterprises, Inc (Class A)	160,039
52,378	*	Iconix Brand Group, Inc	1,039,703
15,003	*	iRobot Corp	405,081
19,904	*	Jakks Pacific, Inc	344,140
29,424	*	Joe's Jeans, Inc	45,019
3,029	*	Johnson Outdoors, Inc	46,101
63,136		Jones Apparel Group, Inc	801,196
5,302	*	Kenneth Cole Productions, Inc (Class A)	72,319
18,887	*	K-Swiss, Inc (Class A)	217,201
3,272		Lacrosse Footwear, Inc	50,487
36,525	*	La-Z-Boy, Inc	303,888
23,550	*	Leapfrog Enterprises, Inc	90,903
14,018	*	Libbey, Inc	214,055
7,103	*	Lifetime Brands, Inc	86,159
67,148	*	Liz Claiborne, Inc	331,711
13,410	*	M/I Homes, Inc	196,591
16,716	*	Maidenform Brands, Inc	430,270
6,663	*	Marine Products Corp	47,974
23,224	*	Meritage Homes Corp	533,223
10,927	*	Movado Group, Inc	157,458
3,501		National Presto Industries, Inc	448,198
9,602		Oxford Industries, Inc	227,279
7,016	*	Perry Ellis International, Inc	197,500
22,620		Polaris Industries, Inc	1,739,931
36,008		Pool Corp	877,874
94,473	*	Quiksilver, Inc	422,294
15,612	*	RC2 Corp	317,236
5,854		RG Barry Corp	61,935
8,702	*	Russ Berrie & Co, Inc	79,275
31,954		Ryland Group, Inc	568,781

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,798	*	Sealy Corp	$97,515
25,145	*	Skechers U.S.A., Inc (Class A)	517,233
4,666		Skyline Corp	93,740
44,195	*	Smith & Wesson Holding Corp	156,892
76,472	*	Standard-Pacific Corp	336,477
3,884	*	Steinway Musical Instruments, Inc	74,223
17,800	*	Steven Madden Ltd	679,426
13,927		Sturm Ruger & Co, Inc	207,652
7,873	*	Summer Infant, Inc	60,032
28,447	*	Timberland Co (Class A)	760,388
18,208	*	True Religion Apparel, Inc	374,174
25,523	*	Under Armour, Inc (Class A)	1,527,807
10,000	*	Unifi, Inc	166,300
9,683	*	Universal Electronics, Inc	254,953
9,346	*	Vera Bradley, Inc	321,456
13,570		Volcom, Inc	225,262
32,225	*	Warnaco Group, Inc	1,646,053
5,253		Weyco Group, Inc	121,502
36,031		Wolverine World Wide, Inc	1,147,587

		TOTAL CONSUMER DURABLES & APPAREL	31,024,121

CONSUMER SERVICES - 3.5%
18,279	*	AFC Enterprises	272,357
13,280		Ambassadors Group, Inc	146,611
13,298	*	American Public Education, Inc	446,281
19,394		Ameristar Casinos, Inc	297,892
9,088	*	Archipelago Learning, Inc	94,333
16,322	*	BJ’s Restaurants, Inc	576,656
13,574	*	Bluegreen Corp	47,509
22,100		Bob Evans Farms, Inc	695,708
39,300	*	Boyd Gaming Corp	426,012
7,980	*	Bravo Brio Restaurant Group, Inc	130,074
14,065	*	Bridgepoint Education, Inc	256,827
13,012	*	Buffalo Wild Wings, Inc	569,535
13,994	*	California Pizza Kitchen, Inc	224,044
11,450	*	Cambium Learning Group, Inc	37,442
12,151	*	Capella Education Co	695,645
5,705	*	Caribou Coffee Co, Inc	51,459
9,613	*	Carrols Restaurant Group, Inc	67,291
17,317		CBRL Group, Inc	891,479
14,913	*	CEC Entertainment, Inc	551,035
43,831	*	Cheesecake Factory	1,293,453
8,363		Churchill Downs, Inc	346,312
23,003	*	Coinstar, Inc	952,094
63,355	*	Corinthian Colleges, Inc	334,514
3,697		CPI Corp	73,570
71,992	*	Denny’s Corp	272,130
12,986	*	DineEquity, Inc	669,818
27,047	*	Domino’s Pizza, Inc	443,571
4,586	*	Einstein Noah Restaurant Group, Inc	71,266
17,715	*	Empire Resorts, Inc	15,364
25,183	*	Gaylord Entertainment Co	839,601

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,117	*	Grand Canyon Education, Inc	$400,097
29,051	*	Interval Leisure Group, Inc	455,229
11,112	*	Isle of Capri Casinos, Inc	104,675
37,279	*	Jack in the Box, Inc	817,901
45,565	*	Jamba, Inc	99,787
18,185	*	K12, Inc	495,541
42,035	*	Krispy Kreme Doughnuts, Inc	275,329
5,040		Learning Tree International, Inc	43,747
30,317	*	Life Time Fitness, Inc	1,209,042
10,390		Lincoln Educational Services Corp	156,889
8,786		Mac-Gray Corp	129,418
14,125		Marcus Corp	167,381
21,902		Matthews International Corp (Class A)	776,207
11,501	*	McCormick & Schmick’s Seafood Restaurants, Inc	103,509
6,008	*	Monarch Casino & Resort, Inc	65,127
15,521	*	Morgans Hotel Group Co	140,232
19,099	*	Multimedia Games, Inc	101,798
5,435		National American University Holdings, Inc	36,795
13,653	*	O’Charleys, Inc	94,479
74,304	*	Orient-Express Hotels Ltd (Class A)	903,537
15,249	*	Papa John’s International, Inc	437,646
8,397	*	Peet’s Coffee & Tea, Inc	320,430
16,793		PF Chang’s China Bistro, Inc	773,150
43,891	*	Pinnacle Entertainment, Inc	661,876
5,377	*	Pre-Paid Legal Services, Inc	354,022
20,955	*	Princeton Review, Inc	23,365
8,236	*	Red Lion Hotels Corp	63,170
10,837	*	Red Robin Gourmet Burgers, Inc	223,676
41,590		Regis Corp	697,048
46,733	*	Ruby Tuesday, Inc	629,961
22,763	*	Ruth’s Chris Steak House, Inc	106,076
47,329	*	Scientific Games Corp (Class A)	488,435
38,261	*	Shuffle Master, Inc	395,427
44,206	*	Sonic Corp	423,936
48,614		Sotheby’s (Class A)	1,959,144
8,822		Speedway Motorsports, Inc	127,743
1,023	*	Steak N Shake Co	439,890
10,803	*	Steiner Leisure Ltd	478,789
58,180		Stewart Enterprises, Inc (Class A)	371,188
41,686	*	Texas Roadhouse, Inc (Class A)	692,821
15,088		Universal Technical Institute, Inc	275,356
26,333	*	Vail Resorts, Inc	1,265,301

		TOTAL CONSUMER SERVICES	29,575,053

DIVERSIFIED FINANCIALS - 4.1%
39,827		Advance America Cash Advance Centers, Inc	243,741
246,348	*	American Capital Ltd	2,012,662
140,645		Apollo Investment Corp	1,658,907
20,301		Artio Global Investors, Inc	297,410
10,131	*	Asset Acceptance Capital Corp	61,394
7,317		Asta Funding, Inc	56,158
41,256		BGC Partners, Inc (Class A)	334,174

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,891		BlackRock Kelso Capital Corp	$596,747
58,339	*	Broadpoint Securities Group, Inc	123,970
14,173		Calamos Asset Management, Inc (Class A)	217,981
1,240		California First National Bancorp	17,608
2,091		Capital Southwest Corp	203,977
21,408		Cash America International, Inc	861,243
12,645		Cohen & Steers, Inc	357,980
26,077		Compass Diversified Trust	450,350
7,840		CompuCredit Corp	47,354
27,124	*	Cowen Group, Inc	122,872
4,085	*	Credit Acceptance Corp	231,007
1,811		Diamond Hill Investment Group, Inc	123,691
17,686	*	Dollar Financial Corp	541,722
19,442		Duff & Phelps Corp	329,736
9,923	*	Encore Capital Group, Inc	225,748
9,761		Epoch Holding Corp	145,048
11,176		Evercore Partners, Inc (Class A)	360,985
33,495	*	Ezcorp, Inc (Class A)	901,015
39,035	*	FBR Capital Markets Corp	146,381
38,893		Fifth Street Finance Corp	512,610
9,487	*	Financial Engines, Inc	215,165
21,839	*	First Cash Financial Services, Inc	720,469
39,949	*	First Marblehead Corp	87,888
4,698		Friedman Billings Ramsey Group, Inc (Class A)	118,202
4,821		GAMCO Investors, Inc (Class A)	214,438
46,089		GFI Group, Inc	235,976
15,453		Gladstone Capital Corp	162,875
16,280		Gladstone Investment Corp	115,100
5,157		Golub Capital BDC, Inc	83,131
23,102	*	Harris & Harris Group, Inc	117,589
26,383		Hercules Technology Growth Capital, Inc	277,022
12,176	*	HFF, Inc (Class A)	153,539
8,841	*	International Assets Holding Corp	206,879
31,049	*	Investment Technology Group, Inc	572,233
73,930		iShares Russell 2000 Index Fund	5,762,843
11,348		JMP Group, Inc	84,997
7,880		Kayne Anderson Energy Development Co	139,082
25,676		KBW, Inc	686,833
68,481	*	Knight Capital Group, Inc (Class A)	949,147
28,542	*	LaBranche & Co, Inc	107,318
71,370	*	Ladenburg Thalmann Financial Services, Inc	79,221
6,378		Life Partners Holdings, Inc	65,821
10,592		Main Street Capital Corp	206,968
19,738		MarketAxess Holdings, Inc	397,326
5,868	*	Marlin Business Services Corp	76,636
55,367		MCG Capital Corp	376,496
11,450		Medallion Financial Corp	89,654
83,804	*	MF Global Holdings Ltd	693,897
17,547		MVC Capital, Inc	244,254
19,236		Nelnet, Inc (Class A)	431,271
21,872	*	Netspend Holdings, Inc	312,770
20,037	*	NewStar Financial, Inc	194,159

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,024		NGP Capital Resources Co	$145,658
7,606		Oppenheimer Holdings, Inc	198,517
30,153		optionsXpress Holdings, Inc	448,074
25,329		PennantPark Investment Corp	306,481
16,137	*	Penson Worldwide, Inc	76,812
40,163	*	PHH Corp	959,494
16,107	*	Pico Holdings, Inc	498,995
11,169	*	Piper Jaffray Cos	466,864
12,309	*	Portfolio Recovery Associates, Inc	887,971
12,319	*	Primus Guaranty Ltd	59,008
60,456		Prospect Capital Corp	692,221
6,826		Pzena Investment Management, Inc (Class A)	46,963
13,858	*	Rodman & Renshaw Capital Group, Inc	30,210
14,230	*	Safeguard Scientifics, Inc	234,084
15,846		Sanders Morris Harris Group, Inc	109,971
3,999		Solar Capital Ltd	94,976
24,746	*	Stifel Financial Corp	1,587,703
2,728	*,m	Student Loan Corp	6,820
21,421		SWS Group, Inc	100,250
6,254		THL Credit, Inc	79,926
22,609		TICC Capital Corp	277,865
29,752	*	TradeStation Group, Inc	207,371
10,922		Triangle Capital Corp	218,003
3,737	*	Virtus Investment Partners, Inc	180,385
3,976		Westwood Holdings Group, Inc	141,744
11,911	*	World Acceptance Corp	668,922

		TOTAL DIVERSIFIED FINANCIALS	34,086,958

ENERGY - 6.5%
48,839	*	Abraxas Petroleum Corp	233,939
26,227	*	Allis-Chalmers Energy, Inc	198,801
5,952		Alon USA Energy, Inc	46,485
4,597	*	Amyris Biotechnologies, Inc	145,081
6,727		APCO Argentina, Inc	418,756
12,826	*	Approach Resources, Inc	342,069
31,734	*	ATP Oil & Gas Corp	538,209
16,720	*	Basic Energy Services, Inc	305,307
37,089		Berry Petroleum Co (Class A)	1,730,944
33,317	*	Bill Barrett Corp	1,365,331
69,736	*	BPZ Energy, Inc	400,982
84,430	*	Brigham Exploration Co	2,499,972
26,085	*	Bristow Group, Inc	1,343,117
67,854	*	Cal Dive International, Inc	416,624
21,621	*	Callon Petroleum Co	188,319
13,860		CARBO Ceramics, Inc	1,596,118
25,241	*	Carrizo Oil & Gas, Inc	854,408
41,182	*	Cheniere Energy, Inc	301,040
4,240	*	Clayton Williams Energy, Inc	375,876
33,383	*	Clean Energy Fuels Corp	396,256
22,943	*	Cloud Peak Energy, Inc	522,412
56,379	*	Complete Production Services, Inc	1,575,229
8,643	*	Contango Oil & Gas Co	501,294

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,081		Crosstex Energy, Inc	$246,025
21,710	*	CVR Energy, Inc	376,017
5,780	*	Dawson Geophysical Co	195,422
8,997		Delek US Holdings, Inc	74,945
128,618	*	Delta Petroleum Corp	93,119
35,723		DHT Maritime, Inc	181,830
24,645	*	Dril-Quip, Inc	1,900,622
15,312	*	Endeavour International Corp	191,094
20,941	*	Energy Partners Ltd	336,941
53,147	*	Energy XXI Bermuda Ltd	1,531,165
11,803	*	Evolution Petroleum Corp	86,988
31,083	*	FX Energy, Inc	282,855
39,532	*	Gastar Exploration Ltd	166,430
57,513		General Maritime Corp	175,990
11,843	*	Georesources, Inc	327,341
6,101	*	Global Geophysical Services, Inc	67,721
72,181	*	Global Industries Ltd	578,531
22,927	*	GMX Resources, Inc	119,679
26,487		Golar LNG Ltd	462,198
17,609	*	Goodrich Petroleum Corp	373,663
13,868	*	Green Plains Renewable Energy, Inc	154,628
10,269		Gulf Island Fabrication, Inc	278,085
16,869	*	Gulfmark Offshore, Inc	648,613
19,790	*	Gulfport Energy Corp	473,773
2,622		Hallador Petroleum Co	28,606
23,840	*	Harvest Natural Resources, Inc	265,101
75,738	*	Helix Energy Solutions Group, Inc	939,151
85,401	*	Hercules Offshore, Inc	282,677
16,513	*	Hornbeck Offshore Services, Inc	392,019
13,141		Houston American Energy Corp	205,394
95,096	*	International Coal Group, Inc	879,638
92,014	*	ION Geophysical Corp	875,053
797	*	Isramco, Inc	52,937
20,099	*	James River Coal Co	451,926
90,977	*	Key Energy Services, Inc	1,210,904
17,719		Knightsbridge Tankers Ltd	425,522
128,725	*	Kodiak Oil & Gas Corp	817,404
13,336	*	L&L Energy, Inc	113,356
21,734		Lufkin Industries, Inc	1,450,092
38,721	*	Magnum Hunter Resources Corp	272,596
18,931	*	Matrix Service Co	213,163
69,245	*	McMoRan Exploration Co	1,083,684
15,569	*	Miller Petroleum, Inc	78,623
8,839	*	Natural Gas Services Group, Inc	157,865
64,376	*	Newpark Resources, Inc	384,968
34,073		Nordic American Tanker Shipping	833,085
39,089	*	Northern Oil And Gas, Inc	1,077,684
35,021	*	Oasis Petroleum, Inc	1,119,621
18,530		Overseas Shipholding Group, Inc	615,937
2,937	*	OYO Geospace Corp	281,453
38,185	*	Pacific Asia Petroleum, Inc	68,351
5,239		Panhandle Oil and Gas, Inc (Class A)	140,143

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

83,776	*	Parker Drilling Co	$363,588
56,632	*	Patriot Coal Corp	1,482,059
32,420		Penn Virginia Corp	563,460
16,984	*	Petroleum Development Corp	772,942
39,844	*	Petroquest Energy, Inc	312,377
9,481	*	PHI, Inc	195,498
39,019	*	Pioneer Drilling Co	345,708
44,072	*	RAM Energy Resources, Inc	74,482
157,444	*	Rentech, Inc	193,656
27,699	*	Resolute Energy Corp	501,352
23,128	*	Rex Energy Corp	278,345
5,670	*	Rex Stores Corp	85,390
38,228	*	Rosetta Resources, Inc	1,527,209
31,480		RPC, Inc	553,418
12,253	*	Scorpio Tankers, Inc	120,202
8,362	*	Seahawk Drilling, Inc	58,074
32,576		Ship Finance International Ltd	651,846
31,221	*	Stone Energy Corp	725,888
30,401	*	Swift Energy Co	1,296,907
53,736	*	Syntroleum Corp	82,753
23,545		Teekay Tankers Ltd (Class A)	281,363
21,618	*	Tesco Corp	329,999
54,861	*	Tetra Technologies, Inc	622,672
105,325	*	TransAtlantic Petroleum Ltd	302,283
11,013	*	Union Drilling, Inc	80,395
43,803	*	Uranium Energy Corp	229,090
82,422	*	USEC, Inc	457,442
36,137		Vaalco Energy, Inc	263,077
108,642	*	Vantage Drilling Co	202,074
14,271	*	Venoco, Inc	297,693
25,496		W&T Offshore, Inc	518,844
50,250	*	Warren Resources, Inc	280,395
37,435	*	Western Refining, Inc	455,958
33,785	*	Willbros Group, Inc	404,069
49,858		World Fuel Services Corp	1,871,669

		TOTAL ENERGY	57,119,374

FOOD & STAPLES RETAILING - 0.8%
13,134		Andersons, Inc	509,337
830		Arden Group, Inc (Class A)	65,761
27,543		Casey’s General Stores, Inc	1,170,302
11,076	*	Fresh Market, Inc	407,265
8,838		Ingles Markets, Inc (Class A)	171,192
8,967		Nash Finch Co	337,787
16,430	*	Pantry, Inc	273,888
11,522		Pricesmart, Inc	420,438
403,158	*	Rite Aid Corp	516,042
31,926		Ruddick Corp	1,075,906
16,234		Spartan Stores, Inc	235,231
5,170	*	Susser Holdings Corp	74,551
34,787	*	United Natural Foods, Inc	1,287,118
4,611		Village Super Market (Class A)	144,832

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,076		Weis Markets, Inc	$319,244
39,855	*	Winn-Dixie Stores, Inc	254,275

		TOTAL FOOD & STAPLES RETAILING	7,263,169

FOOD, BEVERAGE & TOBACCO - 1.6%
2,917		Alico, Inc	73,246
63,464	*	Alliance One International, Inc	243,067
34,735		B&G Foods, Inc (Class A)	466,491
6,284	*	Boston Beer Co, Inc (Class A)	565,623
1,246		Bridgford Foods Corp	14,927
8,039		Calavo Growers, Inc	185,540
10,067	b	Cal-Maine Foods, Inc	285,500
32,396	*	Chiquita Brands International, Inc	499,546
3,069		Coca-Cola Bottling Co Consolidated	165,787
59,722	*	Darling International, Inc	809,233
15,801		Diamond Foods, Inc	786,416
25,673	*	Dole Food Co, Inc	358,909
4,703		Farmer Bros Co	60,998
28,785		Fresh Del Monte Produce, Inc	761,363
1,656		Griffin Land & Nurseries, Inc (Class A)	48,554
29,662	*	Hain Celestial Group, Inc	789,899
6,711	*	Harbinger Group, Inc	38,655
63,942	*	Heckmann Corp	308,840
9,265		Imperial Sugar Co	110,995
10,340		J&J Snack Foods Corp	439,140
5,718	*	John B. Sanfilippo & Son, Inc	64,956
14,050		Lancaster Colony Corp	780,759
18,449		Lance, Inc	382,632
3,394	*	Lifeway Foods, Inc	31,191
5,984		Limoneira Co	134,640
7,624		Mgp Ingredients, Inc	72,009
8,520		National Beverage Corp	114,594
35,149	*	Pilgrim’s Pride Corp	245,340
7,383	*	Primo Water	91,475
16,463		Sanderson Farms, Inc	676,794
6,234	*	Seneca Foods Corp	173,305
45,754	*	Smart Balance, Inc	183,245
71,133	*	Star Scientific, Inc	112,390
13,291	*	Synutra International, Inc	157,100
17,542		Tootsie Roll Industries, Inc	485,212
25,209	*	TreeHouse Foods, Inc	1,206,250
17,472		Universal Corp	662,014
33,006		Vector Group Ltd	528,426

		TOTAL FOOD, BEVERAGE & TOBACCO	13,115,061

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
15,747	*	Abaxis, Inc	414,933
22,453	*	Abiomed, Inc	220,039
8,627	*	Accretive Health, Inc	156,494
36,964	*	Accuray, Inc	316,412
8,177	*	Air Methods Corp	418,989
42,947	*	Align Technology, Inc	894,586

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,523	*	Alimera Sciences, Inc	$45,185
19,153	*	Alliance Imaging, Inc	80,251
34,164	*	Allied Healthcare International, Inc	82,677
5,947	*	Almost Family, Inc	198,570
38,845	*	Alphatec Holdings, Inc	93,616
20,681	*	Amedisys, Inc	705,015
6,891		America Service Group, Inc	116,251
11,662	*	American Dental Partners, Inc	148,224
54,640	*	American Medical Systems Holdings, Inc	1,066,573
37,524	*	AMERIGROUP Corp	1,965,133
28,421	*	AMN Healthcare Services, Inc	164,842
22,371	*	Amsurg Corp	471,357
9,379		Analogic Corp	478,986
17,853	*	Angiodynamics, Inc	289,129
53,640	*	Antares Pharma, Inc	83,142
19,593	*	Arthrocare Corp	548,408
7,140	*	Assisted Living Concepts, Inc (A Shares)	235,049
23,975	*	athenahealth, Inc	1,029,487
1,125		Atrion Corp	188,618
17,561	*	Bio-Reference Labs, Inc	405,483
27,195	*	BioScrip, Inc	140,870
8,922		Cantel Medical Corp	189,949
19,324	*	Capital Senior Living Corp	131,983
19,030	*	CardioNet, Inc	82,781
27,556	*	Catalyst Health Solutions, Inc	1,195,930
35,573	*	Centene Corp	986,084
36,250	*	Cerus Corp	119,625
16,593		Chemed Corp	1,032,582
9,655	*	Chindex International, Inc	151,004
7,087		Computer Programs & Systems, Inc	367,815
22,444	*	Conceptus, Inc	303,106
21,186	*	Conmed Corp	553,166
19,781	*	Continucare Corp	80,509
5,042	*	Corvel Corp	254,520
21,512	*	Cross Country Healthcare, Inc	154,886
20,912	*	CryoLife, Inc	106,024
10,663	*	Cutera, Inc	87,223
20,149	*	Cyberonics, Inc	659,880
7,592	*	Cynosure, Inc (Class A)	82,867
31,816	*	Delcath Systems, Inc	300,979
44,614	*	DexCom, Inc	629,280
8,214	*	DynaVox, Inc	43,124
18,910	*	Electro-Optical Sciences, Inc	51,057
15,960	*	Emeritus Corp	304,836
33,765	*	Endologix, Inc	196,850
10,377		Ensign Group, Inc	250,708
5,762	*	Exactech, Inc	96,168
8,220	*	EXamWorks, Inc	179,854
21,971	*	Five Star Quality Care, Inc	137,538
12,625	*	Genoptix, Inc	315,120
21,733	*	Gentiva Health Services, Inc	500,294
16,544	*	Greatbatch, Inc	389,611

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,231	*	Haemonetics Corp	$1,081,828
19,126	*	Hanger Orthopedic Group, Inc	393,039
35,733	*	Hansen Medical, Inc	57,530
67,928	*	Healthsouth Corp	1,536,531
42,031	*	Healthspring, Inc	1,277,322
24,588	*	Healthways, Inc	294,318
6,790	*	HeartWare International, Inc	631,538
19,720	*	HMS Holdings Corp	1,268,785
8,483	*	ICU Medical, Inc	331,346
50,660	*	Immucor, Inc	1,001,548
31,124	*	Insulet Corp	530,042
15,255	*	Integra LifeSciences Holdings Corp	707,527
21,060		Invacare Corp	582,098
11,655	*	IPC The Hospitalist Co, Inc	432,750
11,665	*	IRIS International, Inc	115,367
4,997	*	Kensey Nash Corp	120,927
28,609	*	Kindred Healthcare, Inc	535,274
6,780		Landauer, Inc	393,579
14,349	*	LCA-Vision, Inc	97,143
11,263	*	LHC Group, Inc	299,596
24,199	*	Magellan Health Services, Inc	1,171,474
21,769	*	MAKO Surgical Corp	337,855
37,637		Masimo Corp	1,128,169
31,217	*	MedAssets, Inc	612,790
15,015	*	Medcath Corp	201,051
11,137	*	Medical Action Industries, Inc	90,210
13,479	*	Medidata Solutions, Inc	336,301
7,888		MedQuist, Inc	73,516
35,907	*	Merge Healthcare, Inc	153,682
29,430		Meridian Bioscience, Inc	645,694
20,200	*	Merit Medical Systems, Inc	298,354
29,864	*	Metropolitan Health Networks, Inc	136,777
11,354	*	Molina Healthcare, Inc	348,114
8,920	*	MWI Veterinary Supply, Inc	554,467
6,640		National Healthcare Corp	293,953
1,509		National Research Corp	45,421
19,991	*	Natus Medical, Inc	301,064
16,377	*	Neogen Corp	588,917
28,333	*	NuVasive, Inc	791,766
19,783	*	NxStage Medical, Inc	475,583
23,486	*	Omnicell, Inc	327,277
33,621	*	OraSure Technologies, Inc	217,528
12,571	*	Orthofix International NV	359,531
50,980	*	Orthovita, Inc	104,764
45,786		Owens & Minor, Inc	1,352,061
12,853	*	Palomar Medical Technologies, Inc	190,996
7,082	*	PDI, Inc	57,187
21,618	*	PharMerica Corp	244,500
9,535	*	Providence Service Corp	135,683
41,446	*	PSS World Medical, Inc	987,658
13,694		Quality Systems, Inc	1,093,328
15,372	*	Quidel Corp	208,752

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,745	*	RehabCare Group, Inc	$435,817
8,222	*	Rochester Medical Corp	87,852
41,044	*	RTI Biologics, Inc	109,998
13,917	*	Rural	194,003
36,310	*	Select Medical Holdings Corp	244,729
24,289	*	Sirona Dental Systems, Inc	1,064,101
15,222	*	Skilled Healthcare Group, Inc (Class A)	163,484
44,673	*	Solta Medical, Inc	122,851
9,723	*	SonoSite, Inc	326,304
25,030	*	Spectranetics Corp	115,138
24,194	*	Staar Surgical Co	126,414
23,502	*	Stereotaxis, Inc	78,967
43,022		STERIS Corp	1,498,026
17,848	*	Sun Healthcare Group, Inc	223,011
40,423	*	Sunrise Senior Living, Inc	323,384
13,098	*	SurModics, Inc	154,556
24,967	*	Symmetry Medical, Inc	238,934
25,688	*	Syneron Medical Ltd	272,807
8,394	*	Synovis Life Technologies, Inc	125,784
11,311	*	Team Health Holdings, Inc	174,868
35,949	*	TomoTherapy, Inc	120,070
6,899	*	Transcend Services, Inc	127,149
14,587	*	Triple-S Management Corp (Class B)	269,276
33,654	*	Unilife Corp	163,222
23,351		Universal American Financial Corp	471,457
7,126	*	US Physical Therapy, Inc	135,394
12,468	*	Vascular Solutions, Inc	131,911
10,757	*	Vital Images, Inc	142,961
36,449	*	Volcano Corp	957,151
30,705	*	WellCare Health Plans, Inc	918,080
24,123		West Pharmaceutical Services, Inc	964,679
27,999	*	Wright Medical Group, Inc	416,065
3,917		Young Innovations, Inc	117,588
15,546	*	Zoll Medical Corp	642,827

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	58,105,041

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
41,565	*	Central Garden and Pet Co (Class A)	394,036
17,567	*	Elizabeth Arden, Inc	449,540
14,159		Female Health Co	72,919
10,485		Inter Parfums, Inc	187,052
9,779	*	Medifast, Inc	233,914
5,273	*	Nature’s Sunshine Products, Inc	42,975
35,730		Nu Skin Enterprises, Inc (Class A)	1,074,757
7,360	*	Nutraceutical International Corp	102,083
4,035		Oil-Dri Corp of America	76,988
29,890	*	Prestige Brands Holdings, Inc	329,986
7,439	*	Revlon, Inc (Class A)	72,456
9,086		Schiff Nutrition International, Inc	67,418
13,388	*	Spectrum Brands, Inc	438,859
4,442	*	USANA Health Sciences, Inc	168,441
12,182		WD-40 Co	479,605

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,191,029

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.6%
42,516		American Equity Investment Life Holding Co	$539,103
7,467	*	American Safety Insurance Holdings Ltd	149,788
13,396	*	Amerisafe, Inc	238,583
16,527		Amtrust Financial Services, Inc	305,915
22,561		Argo Group International Holdings Ltd	803,623
6,017		Baldwin & Lyons, Inc (Class B)	135,202
25,130	*	Citizens, Inc (Class A)	179,177
12,847	*	CNA Surety Corp	308,713
160,959	*	Conseco, Inc	1,018,870
19,423	*	Crawford & Co (Class B)	72,059
34,568		Delphi Financial Group, Inc (Class A)	994,867
7,747		Donegal Group, Inc (Class A)	100,324
16,550	*	eHealth, Inc	200,255
3,273		EMC Insurance Group, Inc	73,544
28,413		Employers Holdings, Inc	477,054
4,817	*	Enstar Group Ltd	398,703
9,666		FBL Financial Group, Inc (Class A)	268,811
75,445		First American Financial Corp	1,170,152
9,932		First Mercury Financial Corp	163,381
37,946		Flagstone Reinsurance Holdings Ltd	465,218
6,795	*	Fpic Insurance Group, Inc	242,989
20,548	*	Greenlight Capital Re Ltd (Class A)	580,892
9,136	*	Hallmark Financial Services	77,565
8,604		Harleysville Group, Inc	303,979
27,553	*	Hilltop Holdings, Inc	270,295
28,561		Horace Mann Educators Corp	493,534
9,106		Infinity Property & Casualty Corp	543,992
2,858		Kansas City Life Insurance Co	90,170
35,390		Maiden Holdings Ltd	283,120
70,044		Max Capital Group Ltd	1,509,449
39,286		Meadowbrook Insurance Group, Inc	372,824
48,463		Montpelier Re Holdings Ltd	961,991
31,026	*	National Financial Partners Corp	393,410
4,565		National Interstate Corp	95,956
1,597		National Western Life Insurance Co (Class A)	276,249
8,874	*	Navigators Group, Inc	434,294
84,798	*	Phoenix Cos, Inc	217,083
29,913		Platinum Underwriters Holdings Ltd	1,322,155
14,232		Presidential Life Corp	134,919
17,561		Primerica, Inc	424,976
22,349	*	ProAssurance Corp	1,311,216
13,331		RLI Corp	718,141
9,187		Safety Insurance Group, Inc	437,209
16,385		SeaBright Insurance Holdings, Inc	159,098
38,624		Selective Insurance Group, Inc	686,735
10,009		State Auto Financial Corp	152,637
12,517		Stewart Information Services Corp	142,819
27,094		Tower Group, Inc	705,528
10,075	*	United America Indemnity Ltd	200,644

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,352		United Fire & Casualty Co	$327,776
13,397		Universal Insurance Holdings, Inc	72,612

		TOTAL INSURANCE	22,007,599

MATERIALS - 5.7%
22,484		A. Schulman, Inc	480,033
3,125	*	AEP Industries, Inc	86,531
54,342	*	Allied Nevada Gold Corp	1,436,802
17,335		AMCOL International Corp	518,663
14,577		American Vanguard Corp	120,843
16,407		Arch Chemicals, Inc	594,590
20,437		Balchem Corp	687,705
51,224		Boise, Inc	460,504
14,762	*	Brush Engineered Materials, Inc	516,375
28,481		Buckeye Technologies, Inc	716,582
40,813	*	Calgon Carbon Corp	581,993
43,636	*	Capital Gold Corp	209,016
11,700	*	Castle (A.M.) & Co	183,573
46,141	*	Century Aluminum Co	686,117
8,337	*	Clearwater Paper Corp	659,290
63,838	*	Coeur d’Alene Mines Corp	1,492,532
7,801		Deltic Timber Corp	467,982
62,415	*	Ferro Corp	962,439
46,602	*	General Moly, Inc	237,204
24,430	*	Georgia Gulf Corp	650,571
33,092		Glatfelter	398,097
44,500		Globe Specialty Metals, Inc	817,020
187,123	*	Golden Star Resources Ltd	690,484
12,590	*	Graham Packaging Co, Inc	219,444
82,605	*	Graphic Packaging Holding Co	392,374
35,423		H.B. Fuller Co	807,290
6,233		Hawkins, Inc	244,770
8,791		Haynes International, Inc	428,298
44,926	*	Headwaters, Inc	236,311
200,694	*	Hecla Mining Co	1,806,247
31,364	*	Horsehead Holding Corp	398,636
15,578		Innophos Holdings, Inc	516,722
61,697	*	Jaguar Mining, Inc	367,714
11,055		Kaiser Aluminum Corp	527,434
27,906	*	Kapstone Paper and Packaging Corp	475,239
4,847		KMG Chemicals, Inc	82,544
14,931		Koppers Holdings, Inc	574,545
8,118	*	Kraton Polymers LLC	254,824
20,020	*	Landec Corp	125,325
91,854	*	Louisiana-Pacific Corp	922,213
12,294	*	LSB Industries, Inc	370,295
7,954	*	Metals USA Holdings Corp	120,901
13,617		Minerals Technologies, Inc	858,143
18,575	*	Molycorp, Inc	869,496
25,519		Myers Industries, Inc	233,244
10,225		Neenah Paper, Inc	196,934
7,500		NewMarket Corp	951,450

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,826		NL Industries, Inc	$64,427
9,697	*	Noranda Aluminium Holding Corp	143,419
57,201		Olin Corp	1,113,703
6,333		Olympic Steel, Inc	173,334
22,352	*	OM Group, Inc	808,695
32,248	*	Omnova Solutions, Inc	226,703
67,243	*	PolyOne Corp	884,245
7,969		Quaker Chemical Corp	305,850
28,289		Rock-Tenn Co (Class A)	1,888,290
37,791	*	Rockwood Holdings, Inc	1,533,938
21,835	*	RTI International Metals, Inc	630,813
13,317		Schweitzer-Mauduit International, Inc	798,487
26,838	*	Senomyx, Inc	159,686
35,911		Sensient Technologies Corp	1,217,743
39,223		Silgan Holdings, Inc	1,464,194
88,003	*	Solutia, Inc	2,061,031
22,173	*	Spartech Corp	185,145
5,705		Stepan Co	413,727
32,299	*	Stillwater Mining Co	700,242
20,754	*	STR Holdings, Inc	379,383
15,168		Texas Industries, Inc	602,624
5,796	*	Texas Petrochemicals, Inc	182,574
119,156	*	Thompson Creek Metals Co, Inc	1,613,372
1,796	*	United States Lime & Minerals, Inc	71,445
5,025	*	Universal Stainless & Alloy	160,800
20,229	*	US Energy Corp Wyoming	122,588
65,447	*	US Gold Corp	418,861
13,119	*	Verso Paper Corp	61,266
35,168		Wausau Paper Corp	301,390
14,289		Westlake Chemical Corp	553,270
41,003		Worthington Industries, Inc	779,057
52,734	*	WR Grace & Co	1,871,531
15,740		Zep, Inc	284,422
19,324	*	Zoltek Cos, Inc	216,042

		TOTAL MATERIALS	48,027,636

MEDIA - 1.2%
13,542	*	AH Belo Corp (Class A)	109,826
19,294		Arbitron, Inc	804,367
10,195	*	Ascent Media Corp (Series A)	387,818
9,864	*	Ballantyne Strong, Inc	74,177
2,354	*	Beasley Broadcasting Group, Inc	12,594
65,099	*	Belo (A.H.) Corp (Class A)	438,767
7,404	*	Carmike Cinemas, Inc	48,422
41,297		Cinemark Holdings, Inc	699,984
41,197	*	CKX, Inc	131,006
19,477	*	Crown Media Holdings, Inc (Class A)	46,745
15,074	*	Cumulus Media, Inc (Class A)	57,583
36,031	*	Dex One Corp	198,171
17,313	*	Entercom Communications Corp (Class A)	169,667
37,564	*	Entravision Communications Corp (Class A)	81,138
21,975	*	EW Scripps Co (Class A)	199,533

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,543	*	Fisher Communications, Inc	$109,668
12,096	*	Global Sources Ltd	119,629
38,692	*	Gray Television, Inc	76,610
28,001		Harte-Hanks, Inc	349,172
30,607	*	Journal Communications, Inc (Class A)	146,914
21,831	*	Knology, Inc	319,388
34,866	*	Lee Enterprises, Inc	100,414
22,019	*	Lin TV Corp (Class A)	106,132
48,733	*	Lions Gate Entertainment Corp	302,145
101,971	*	Live Nation, Inc	1,060,498
19,627	*	Lodgenet Entertainment Corp	67,517
20,668	*	Martha Stewart Living Omnimedia, Inc (Class A)	79,985
43,521	*	McClatchy Co (Class A)	221,957
17,040	*	Media General, Inc (Class A)	85,541
28,992	*	Mediacom Communications Corp (Class A)	254,115
38,450		National CineMedia, Inc	678,258
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	36,525
9,442		Outdoor Channel Holdings, Inc	75,536
14,583	*	Playboy Enterprises, Inc (Class B)	89,540
13,727		Primedia, Inc	72,341
30,359	*	Radio One, Inc	37,949
3,344	*	ReachLocal, Inc	72,899
6,763	*	Rentrak Corp	185,611
18,579		Scholastic Corp	552,354
32,701		Sinclair Broadcast Group, Inc (Class A)	286,788
9,510	*	SuperMedia, Inc	67,616
36,123	*	Valassis Communications, Inc	1,095,972
883		Value Line, Inc	11,629
31,133	*	Warner Music Group Corp	162,826
3,641	*	Westwood One, Inc	28,982
16,768		World Wrestling Entertainment, Inc (Class A)	202,054

		TOTAL MEDIA	10,516,363

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
39,703	*	Accelrys, Inc	326,359
28,027	*	Acorda Therapeutics, Inc	615,193
5,638	*	Acura Pharmaceuticals, Inc	16,745
3,990	*	Aegerion Pharmaceuticals, Inc	47,481
15,823	*	Affymax, Inc	105,381
49,496	*	Affymetrix, Inc	240,056
39,596	*	Akorn, Inc	197,980
18,254	*	Albany Molecular Research, Inc	91,087
34,865	*	Alexza Pharmaceuticals, Inc	49,508
68,690	*	Alkermes, Inc	886,788
57,042	*	Allos Therapeutics, Inc	191,661
25,509	*	Alnylam Pharmaceuticals, Inc	263,380
14,651	*	AMAG Pharmaceuticals, Inc	260,788
9,450	*	Anacor Pharmaceuticals, Inc	72,954
5,909	*	Anthera Pharmaceuticals, Inc	22,927
9,617	*	Ardea Biosciences, Inc	255,043
91,819	*	Arena Pharmaceuticals, Inc	145,074
91,927	*	Ariad Pharmaceuticals, Inc	586,035

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,421	*	Arqule, Inc	$217,131
40,116	*	Array Biopharma, Inc	116,336
25,094	*	AspenBio Pharma, Inc	15,551
30,198	*	Auxilium Pharmaceuticals, Inc	685,193
66,424	*	AVANIR Pharmaceuticals, Inc	269,017
7,838	*	AVEO Pharmaceuticals, Inc	112,319
80,875	*	AVI BioPharma, Inc	175,094
22,239	*	BioCryst Pharmaceuticals, Inc	91,625
16,386	*	Biodel, Inc	36,377
12,764	*	BioMimetic Therapeutics, Inc	165,549
55,879	*	Biosante Pharmaceuticals, Inc	103,935
3,160	*	Biospecifics Technologies Corp	73,344
18,067	*	Biotime, Inc	141,465
19,729	*	BMP Sunstone Corp	196,106
52,727	*	Bruker BioSciences Corp	922,723
22,096	*	Cadence Pharmaceuticals, Inc	171,575
32,714	*	Caliper Life Sciences, Inc	210,678
21,887	*	Cambrex Corp	99,805
6,822	*	Caraco Pharmaceutical Laboratories Ltd	32,268
57,399	*	Celera Corp	355,013
24,438	*	Celldex Therapeutics, Inc	90,421
43,081	*	Cepheid, Inc	1,023,605
27,831	*	Chelsea Therapeutics International, Inc	165,873
16,822	*	China Aoxing Pharmaceutical Co, Inc	36,167
8,325	*	Clinical Data, Inc	247,586
8,259	*	Codexis, Inc	74,579
45,700	*	Combinatorx, Inc	90,029
5,428	*	Complete Genomics, Inc	41,144
6,691	*	Compound partnering business	111,740
19,908	*	Corcept Therapeutics, Inc	80,627
4,827	*	Cornerstone Therapeutics, Inc	28,093
42,299	*	Cubist Pharmaceuticals, Inc	928,040
10,251	*	Cumberland Pharmaceuticals, Inc	63,556
55,560	*	Curis, Inc	153,901
35,890	*	Cytokinetics, Inc	68,191
33,786	*	Cytori Therapeutics, Inc	185,147
85,588	*	Cytrx	68,813
37,973	*	Depomed, Inc	318,214
12,791	*	Dionex Corp	1,509,081
60,769	*	Durect Corp	189,599
72,586	*	Dyax Corp	137,913
68,076	*	Dynavax Technologies Corp	204,228
14,846	*	Emergent Biosolutions, Inc	315,329
24,960	*	Enzo Biochem, Inc	123,802
35,301	*	Enzon Pharmaceuticals, Inc	395,371
34,639	*	eResearch Technology, Inc	222,729
12,713	*	Eurand NV	151,920
32,791	*	Exact Sciences Corp	184,941
78,557	*	Exelixis, Inc	681,089
9,971	*	Genomic Health, Inc	222,054
87,361	*	Geron Corp	428,069
57,278	*	Halozyme Therapeutics, Inc	382,044

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,901	*	Hi-Tech Pharmacal Co, Inc	$157,481
24,849	*	Idenix Pharmaceuticals, Inc	110,330
48,406	*	Immunogen, Inc	399,834
45,555	*	Immunomedics, Inc	148,965
45,399	*	Impax Laboratories, Inc	1,054,165
63,706	*	Incyte Corp	939,026
10,531	*	Infinity Pharmaceuticals, Inc	59,605
37,847	*	Inhibitex, Inc	86,102
63,340	*	Inovio Biomedical Corp	80,442
41,314	*	Inspire Pharmaceuticals, Inc	163,190
32,945	*	InterMune, Inc	1,231,154
13,417	*	Ironwood Pharmaceuticals, Inc	144,769
68,181	*	Isis Pharmaceuticals, Inc	620,447
10,828	*	Jazz Pharmaceuticals, Inc	242,114
11,214	*	Kendle International, Inc	127,391
35,531	*	Keryx Biopharmaceuticals, Inc	142,124
8,340	*	Lannett Co, Inc	43,618
142,218	*	Lexicon Pharmaceuticals, Inc	240,348
14,812	*	Ligand Pharmaceuticals, Inc (Class B)	128,864
27,070	*	Luminex Corp	459,649
47,229	*	MannKind Corp	225,282
11,427	*	MAP Pharmaceuticals, Inc	175,690
24,122	*	Martek Biosciences Corp	757,672
24,110		Maxygen, Inc	95,717
38,614	*	Medicines Co	605,468
43,687		Medicis Pharmaceutical Corp (Class A)	1,110,961
24,246	*	Medivation, Inc	341,384
19,574	*	Metabolix, Inc	173,230
64,836	*	Micromet, Inc	416,895
32,149	*	Momenta Pharmaceuticals, Inc	411,186
31,729	*	Nabi Biopharmaceuticals	177,682
11,869	*	Nanosphere, Inc	43,441
81,944	*	Nektar Therapeutics	918,592
28,382	*	Neostem, Inc	40,586
33,853	*	Neuralstem, Inc	66,013
35,117	*	Neurocrine Biosciences, Inc	259,163
7,506	*	NeurogesX, Inc	39,557
4,753	*	Novacea, Inc	39,450
63,109	*	Novavax, Inc	136,315
48,373	*	NPS Pharmaceuticals, Inc	483,972
3,549	*	Nupathe, Inc	25,979
13,970	*	Nymox Pharmaceutical Corp	101,702
11,888	*	Obagi Medical Products, Inc	126,251
13,878	*	Omeros Corp	86,876
45,392	*	Onyx Pharmaceuticals, Inc	1,601,656
64,198	*	Opko Health, Inc	250,372
23,208	*	Optimer Pharmaceuticals, Inc	255,288
22,232	*	Orexigen Therapeutics, Inc	202,089
13,014	*	Osiris Therapeutics, Inc	86,023
11,164	*	Pacific Biosciences of California, Inc	176,391
26,155		Pain Therapeutics, Inc	161,899
25,412	*	Par Pharmaceutical Cos, Inc	907,717

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,317	*	Parexel International Corp	$982,177
99,707		PDL BioPharma, Inc	492,553
46,193	*	Peregrine Pharmaceuticals, Inc	108,554
31,226	*	Pharmacyclics, Inc	157,691
23,084	*	Pharmasset, Inc	1,118,650
19,998	*	Pozen, Inc	120,988
21,151	*	Progenics Pharmaceuticals, Inc	118,128
28,740	*	Pure Bioscience	57,767
39,955	*	Questcor Pharmaceuticals, Inc	617,704
37,586	*	Rigel Pharmaceuticals, Inc	252,766
41,330	*	Salix Pharmaceuticals Ltd	1,693,291
32,486	*	Sangamo Biosciences, Inc	248,843
38,670	*	Santarus, Inc	126,258
49,085	*	Savient Pharmaceuticals, Inc	453,055
27,522	*	Sciclone Pharmaceuticals, Inc	107,886
60,535	*	Seattle Genetics, Inc	992,169
69,294	*	Sequenom, Inc	474,664
24,552	*	SIGA Technologies, Inc	281,734
25,962	*	Somaxon Pharmaceuticals, Inc	78,405
35,709	*	Spectrum Pharmaceuticals, Inc	214,254
95,871	*	StemCells, Inc	89,026
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	35,182
43,435	*	SuperGen, Inc	130,739
16,832	*	Synta Pharmaceuticals Corp	83,992
17,408	*	Targacept, Inc	448,430
45,286	*	Theravance, Inc	952,817
20,208	*	Vanda Pharmaceuticals, Inc	161,866
54,365	*	Vical, Inc	108,186
56,387	*	Viropharma, Inc	924,747
58,589	*	Vivus, Inc	524,372
22,113	*	Xenoport, Inc	174,250
35,639	*	ZIOPHARM Oncology, Inc	207,954
6,616	*	Zogenix, Inc	33,345

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	47,141,999

REAL ESTATE - 7.7%
29,188		Acadia Realty Trust	539,394
6,054		Agree Realty Corp	140,756
1,496		Alexander’s, Inc	605,416
47,334		American Campus Communities, Inc	1,530,782
66,244		American Capital Agency Corp	1,900,539
85,957		Anworth Mortgage Asset Corp	590,525
12,209		Apollo Commercial Real Estate Finance, Inc	200,594
29,365	*	Ashford Hospitality Trust, Inc	286,309
30,425		Associated Estates Realty Corp	450,594
6,572	*	Avatar Holdings, Inc	131,243
94,912		BioMed Realty Trust, Inc	1,694,179
21,941		Campus Crest Communities, Inc	289,621
39,694		Capital Lease Funding, Inc	219,111
50,796		Capstead Mortgage Corp	645,617
100,145		CBL & Associates Properties, Inc	1,708,473
37,939		Cedar Shopping Centers, Inc	229,531

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,982		Chatham Lodging Trust	$98,942
10,300		Chesapeake Lodging Trust	188,490
29,878		Cogdell Spencer, Inc	180,762
56,318		Colonial Properties Trust	1,080,742
12,544		Colony Financial, Inc	253,389
4,020		Consolidated-Tomoka Land Co	115,977
13,640		Coresite Realty	196,007
64,855		Cousins Properties, Inc	552,565
9,381		CreXus Investment Corp	125,799
36,616		Cypress Sharpridge Investments, Inc	477,839
152,630		DCT Industrial Trust, Inc	845,570
119,528	*	DiamondRock Hospitality Co	1,449,875
29,709		DuPont Fabros Technology, Inc	680,930
19,386		Dynex Capital, Inc	207,042
19,565		EastGroup Properties, Inc	852,838
52,101		Education Realty Trust, Inc	406,388
33,761		Entertainment Properties Trust	1,554,019
19,030		Equity Lifestyle Properties, Inc	1,082,426
29,298		Equity One, Inc	546,408
11,201		Excel Trust, Inc	143,149
63,301		Extra Space Storage, Inc	1,217,278
70,309	*	FelCor Lodging Trust, Inc	494,272
46,062	*	First Industrial Realty Trust, Inc	470,754
36,314		First Potomac Realty Trust	584,655
26,486	*	Forestar Real Estate Group, Inc	494,229
50,118		Franklin Street Properties Corp	751,269
15,420		Getty Realty Corp	447,797
6,418		Gladstone Commercial Corp	118,027
72,103		Glimcher Realty Trust	635,227
20,112		Government Properties Income Trust	520,901
41,623		Hatteras Financial Corp	1,189,585
45,202		Healthcare Realty Trust, Inc	949,242
97,672		Hersha Hospitality Trust	643,658
51,987		Highwoods Properties, Inc	1,703,614
27,263		Home Properties, Inc	1,518,004
10,030		Hudson Pacific Properties	147,240
53,046		Inland Real Estate Corp	492,267
35,984		Invesco Mortgage Capital, Inc	804,962
54,281		Investors Real Estate Trust	485,272
67,818	*	iStar Financial, Inc	537,797
15,362	*	Kennedy-Wilson Holdings, Inc	162,069
39,404		Kilroy Realty Corp	1,502,869
37,615		Kite Realty Group Trust	198,607
50,625		LaSalle Hotel Properties	1,405,856
76,281		Lexington Corporate Properties Trust	646,100
18,826		LTC Properties, Inc	514,703
33,379	*	Maguire Properties, Inc	122,835
80,586		Medical Properties Trust, Inc	884,834
203,523		MFA Mortgage Investments, Inc	1,662,783
23,878		Mid-America Apartment Communities, Inc	1,522,223
14,162		Mission West Properties, Inc	97,151
19,446		Monmouth Real Estate Investment Corp (Class A)	160,041

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,804		National Health Investors, Inc	$814,177
60,549		National Retail Properties, Inc	1,504,643
44,613	*	Newcastle Investment Corp	298,907
54,300		NorthStar Realty Finance Corp	281,817
30,042		NRDC Acquisition Corp	294,261
71,623		Omega Healthcare Investors, Inc	1,595,760
6,444		One Liberty Properties, Inc	104,264
15,194		Parkway Properties, Inc	256,779
26,911		Pebblebrook Hotel Trust	553,290
40,519		Pennsylvania Real Estate Investment Trust	553,490
11,640		Pennymac Mortgage Investment Trust	215,689
35,291		Post Properties, Inc	1,306,826
29,068		Potlatch Corp	1,079,876
13,478		PS Business Parks, Inc	784,554
72,016		RAIT Investment Trust	182,200
27,125		Ramco-Gershenson Properties	348,828
56,414		Redwood Trust, Inc	844,518
35,105		Resource Capital Corp	250,299
18,176		Sabra Healthcare REIT, Inc	338,255
4,603		Saul Centers, Inc	217,952
19,998		Sovran Self Storage, Inc	768,723
51,706		Starwood Property Trust, Inc	1,163,902
102,077	*	Strategic Hotels & Resorts, Inc	562,444
13,916		Sun Communities, Inc	460,898
85,491	*	Sunstone Hotel Investors, Inc	872,863
58,914		Tanger Factory Outlet Centers, Inc	1,538,245
9,458	*	Tejon Ranch Co	248,935
5,970	*	Terreno Realty Corp	106,445
25,449	*	Thomas Properties Group, Inc	96,706
29,197		Two Harbors Investment Corp	293,430
7,771		UMH Properties, Inc	81,052
8,346		Universal Health Realty Income Trust	303,377
16,475		Urstadt Biddle Properties, Inc (Class A)	319,780
67,699		U-Store-It Trust	653,972
18,320		Walter Investment Management Corp	331,592
46,585		Washington Real Estate Investment Trust	1,429,228
16,122		Winthrop Realty Trust	198,301

		TOTAL REAL ESTATE	66,544,240

RETAILING - 3.8%
22,563	*	1-800-FLOWERS.COM, Inc (Class A)	61,823
33,468	*	99 Cents Only Stores	498,673
6,793	*	America’s Car-Mart, Inc	169,417
42,602	*	AnnTaylor Stores Corp	942,356
21,063	*	Asbury Automotive Group, Inc	387,770
13,181	*	Audiovox Corp (Class A)	94,640
28,044		Barnes & Noble, Inc	441,693
22,741		Bebe Stores, Inc	127,691
15,138		Big 5 Sporting Goods Corp	191,950
9,161	*	Blue Nile, Inc	520,803
4,537	*	Body Central Corp	77,356
8,305	*	Bon-Ton Stores, Inc/the	92,102

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,668		Books-A-Million, Inc	$26,561
36,600	*	Borders Group, Inc	26,718
31,690		Brown Shoe Co, Inc	401,512
19,011		Buckle, Inc	679,643
12,730	*	Build-A-Bear Workshop, Inc	97,512
29,168	*	Cabela’s, Inc	726,283
31,277	*	Casual Male Retail Group, Inc	131,363
20,196		Cato Corp (Class A)	493,590
83,195	*	Charming Shoppes, Inc	258,736
18,830	*	Children’s Place Retail Stores, Inc	788,789
26,485		Christopher & Banks Corp	151,229
10,705	*	Citi Trends, Inc	245,145
44,107	*	Coldwater Creek, Inc	128,351
46,917	*	Collective Brands, Inc	955,230
13,244	*	Conn’s, Inc	58,538
7,994	*	Core-Mark Holding Co, Inc	270,517
3,608	*	Destination Maternity Corp	146,232
29,229		Dillard’s, Inc (Class A)	1,160,977
69,950	*	Drugstore.Com	123,462
10,087	*	DSW, Inc (Class A)	335,796
11,674		Express Parent LLC	203,128
36,817		Finish Line, Inc (Class A)	566,614
28,138		Fred’s, Inc (Class A)	377,893
12,484		Gaiam, Inc (Class A)	95,253
17,414	*	Genesco, Inc	646,582
4,496	*	Gordmans Stores, Inc	67,125
17,774		Group 1 Automotive, Inc	672,568
12,650		Haverty Furniture Cos, Inc	152,306
9,548	*	hhgregg, Inc	175,015
20,895	*	Hibbett Sports, Inc	669,058
31,060		Hot Topic, Inc	168,656
28,199	*	HSN, Inc	794,083
19,850	*	Jo-Ann Stores, Inc	1,197,551
19,958	*	JOS A Bank Clothiers, Inc	852,805
11,776	*	Kirkland’s, Inc	155,973
15,869		Lithia Motors, Inc (Class A)	214,232
15,843	*	Lumber Liquidators, Inc	442,653
15,304	*	MarineMax, Inc	138,348
38,129		Men’s Wearhouse, Inc	999,361
11,058	*	Midas, Inc	78,622
21,596		Monro Muffler, Inc	714,396
19,723	*	New York & Co, Inc	110,252
19,443		Nutri/System, Inc	368,639
61,487	*	OfficeMax, Inc	988,096
14,660	*	Orbitz Worldwide, Inc	75,206
10,788	*	Overstock.com, Inc	160,957
47,991	*	Pacific Sunwear Of California, Inc	204,442
32,116	*	Penske Auto Group, Inc	542,760
38,147		PEP Boys - Manny Moe & Jack	531,769
16,514		PetMed Express, Inc	249,196
75,796	*	Pier 1 Imports, Inc	710,209
47,785		Rent-A-Center, Inc	1,421,126

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,665	*	Retail Ventures, Inc	$251,308
10,463	*	Rue21, Inc	308,659
98,100	*	Saks, Inc	1,149,733
68,499	*	Sally Beauty Holdings, Inc	901,447
39,981	*	Select Comfort Corp	406,207
6,366	*	Shoe Carnival, Inc	157,559
19,453	*	Shutterfly, Inc	647,590
28,690		Sonic Automotive, Inc (Class A)	357,191
26,880		Stage Stores, Inc	416,640
18,714		Stein Mart, Inc	146,624
7,481		Systemax, Inc	102,190
51,047	*	Talbots, Inc	278,717
20,333	*	Tuesday Morning Corp	100,648
22,797	*	Ulta Salon Cosmetics & Fragrance, Inc	844,401
10,292	*	US Auto Parts Network, Inc	85,424
10,003	*,m	Vitacost.com, Inc	57,017
11,684	*	Vitamin Shoppe, Inc	370,733
10,612	*	West Marine, Inc	135,727
73,407	*	Wet Seal, Inc (Class A)	251,052
1,668		Winmark Corp	56,428
14,722	*	Zumiez, Inc	341,845

		TOTAL RETAILING	32,924,472

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
32,651	*	Advanced Analogic Technologies, Inc	129,951
25,983	*	Advanced Energy Industries, Inc	401,307
3,539	*	Alpha & Omega Semiconductor Lt	50,041
76,135	*	Amkor Technology, Inc	619,739
46,735	*	Anadigics, Inc	319,200
47,374	*	Applied Micro Circuits Corp	466,160
22,818	*	ATMI, Inc	470,051
75,263	*	Axcelis Technologies, Inc	261,163
22,409	*	AXT, Inc	242,689
46,352	*	Brooks Automation, Inc	544,172
17,147	*	Cabot Microelectronics Corp	773,501
32,176	*	Cavium Networks, Inc	1,272,239
15,191	*	Ceva, Inc	367,166
16	*,m	China Energy Savings Technology, Inc	1
50,150	*	Cirrus Logic, Inc	1,054,655
16,948		Cohu, Inc	253,203
62,570	*	Conexant Systems, Inc	130,771
21,833	*	Cymer, Inc	1,060,865
24,583	*	Diodes, Inc	632,766
16,117	*	DSP Group, Inc	120,716
36,030	*	Energy Conversion Devices, Inc	147,002
95,169	*	Entegris, Inc	728,043
47,201	*	Entropic Communications, Inc	517,795
25,042	*	Evergreen Solar, Inc	56,345
25,093	*	Exar Corp	161,097
27,507	*	FEI Co	749,566
35,969	*	Formfactor, Inc	307,535
28,655	*	FSI International, Inc	119,778

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,331	*	GSI Technology, Inc	$131,845
45,466	*	GT Solar International, Inc	502,172
19,871	*	Hittite Microwave Corp	1,187,888
27,790	*	Ikanos Communications, Inc	33,348
4,710	*	Inphi Corp	89,160
111,147	*	Integrated Device Technology, Inc	709,118
19,189	*	Integrated Silicon Solution, Inc	199,949
17,632	*	IXYS Corp	199,771
45,662	*	Kopin Corp	185,388
50,231	*	Kulicke & Soffa Industries, Inc	489,752
84,389	*	Lattice Semiconductor Corp	525,743
35,326	*	LTX-Credence Corp	313,165
38,259	*	Mattson Technology, Inc	87,613
5,207	*	MaxLinear, Inc	58,110
37,138		Micrel, Inc	497,278
60,237	*	Microsemi Corp	1,354,731
23,528	*	Mindspeed Technologies, Inc	165,167
36,369	*	MIPS Technologies, Inc	451,703
36,319	*	MKS Instruments, Inc	1,042,718
23,067	*	Monolithic Power Systems, Inc	338,393
22,426	*	MoSys, Inc	130,071
12,976	*	Nanometrics, Inc	222,149
45,399	*	Netlogic Microsystems, Inc	1,582,610
3,428	*	NVE Corp	199,098
40,368	*	Omnivision Technologies, Inc	1,042,705
17,707	*	PDF Solutions, Inc	102,524
17,565	*	Pericom Semiconductor Corp	176,177
38,098	*	Photronics, Inc	251,066
28,259	*	PLX Technology, Inc	90,853
17,882		Power Integrations, Inc	660,382
194,615	*	RF Micro Devices, Inc	1,307,813
11,301	*	Rubicon Technology, Inc	203,531
21,660	*	Rudolph Technologies, Inc	217,900
45,077	*	Semtech Corp	984,256
22,187	*	Sigma Designs, Inc	309,065
56,125	*	Silicon Image, Inc	385,018
11,000	*	Spansion, Inc	218,680
16,412	*	Standard Microsystems Corp	394,709
7,006	*	Supertex, Inc	160,507
36,382	*	Tessera Technologies, Inc	630,136
49,508	*	Trident Microsystems, Inc	73,767
112,591	*	Triquint Semiconductor, Inc	1,481,699
15,831	*	Ultra Clean Holdings	197,888
17,312	*	Ultratech, Inc	390,126
29,390	*	Veeco Instruments, Inc	1,271,411
17,707	*	Volterra Semiconductor Corp	440,019
37,054	*	Zoran Corp	351,642

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	33,996,331

SOFTWARE & SERVICES - 8.5%
24,702	*	ACI Worldwide, Inc	654,356
33,286	*	Actuate Corp	184,737

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,570	*	Acxiom Corp	$854,091
22,902	*	Advent Software, Inc	676,983
16,797		American Software, Inc (Class A)	111,196
13,786	*	Ancestry.com, Inc	490,782
65,193	*	Ariba, Inc	1,831,271
45,151	*	Aspen Technology, Inc	638,887
32,483		Blackbaud, Inc	853,978
24,728	*	Blackboard, Inc	960,930
22,489	*	Bottomline Technologies, Inc	515,673
5,460	*	BroadSoft, Inc	151,297
21,928	*	CACI International, Inc (Class A)	1,216,785
19,314	*	Cardtronics, Inc	330,076
6,219		Cass Information Systems, Inc	225,439
21,748	*,b	CDC Corp	69,159
44,377	*	Ciber, Inc	202,359
31,285	*	Commvault Systems, Inc	966,394
11,206	*	Computer Task Group, Inc	132,567
16,506	*	comScore, Inc	395,484
29,196	*	Concur Technologies, Inc	1,489,872
20,685	*	Constant Contact, Inc	578,973
5,143	*	Convio, Inc	46,750
24,641	*	CSG Systems International, Inc	479,267
28,758	*	DealerTrack Holdings, Inc	568,402
13,693	*	Deltek, Inc	97,357
13,703	*	DemandTec, Inc	165,121
11,726	*	Dice Holdings, Inc	153,142
28,710	*	Digital River, Inc	911,254
5,011	*	DMRC Corp	150,380
78,040		Earthlink, Inc	665,681
19,587	*	Ebix, Inc	441,687
8,183	*	Echo Global Logistics, Inc	95,086
5,250	*	Envestnet, Inc	74,813
34,933	*	Epicor Software Corp	361,906
23,650		EPIQ Systems, Inc	303,903
3,143	*	ePlus, Inc	81,215
35,496	*	Euronet Worldwide, Inc	649,222
11,096	*	ExlService Holdings, Inc	211,490
3,690	*	Eyeblaster, Inc	55,830
30,210		Fair Isaac Corp	766,730
23,264	*	FalconStor Software, Inc	84,332
10,712		Forrester Research, Inc	381,776
30,375	*	Fortinet, Inc	1,167,919
38,387	*	Global Cash Access, Inc	117,080
48,052	*	GSI Commerce, Inc	1,107,117
10,635	*	Guidance Software, Inc	74,126
22,552	*	Hackett Group, Inc	78,706
27,013		Heartland Payment Systems, Inc	426,805
17,562		iGate Corp	270,455
26,107	*	Infospace, Inc	213,555
13,216	*	Integral Systems, Inc	161,103
9,262	*	Interactive Intelligence, Inc	303,145
37,498	*	Internap Network Services Corp	273,360

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,343	*	Internet Capital Group, Inc	$320,858
32,773	*	j2 Global Communications, Inc	904,535
61,973		Jack Henry & Associates, Inc	1,831,921
31,710	*	JDA Software Group, Inc	957,008
16,137	*	Kenexa Corp	334,681
9,271		Keynote Systems, Inc	161,594
20,293	*	KIT Digital, Inc	279,638
20,879	*	Knot, Inc	231,339
100,601	*	Lawson Software, Inc	945,649
33,343	*	Limelight Networks, Inc	207,894
43,965	*	Lionbridge Technologies	168,826
10,128	*	Liquidity Services, Inc	144,527
32,195	*	Liveperson, Inc	353,179
12,630	*	Local.com Corp	51,278
10,957	*	LogMeIn, Inc	422,173
12,384	*	LoopNet, Inc	127,184
47,059	*	Magma Design Automation, Inc	255,530
16,473	*	Manhattan Associates, Inc	486,118
16,120	*	Mantech International Corp (Class A)	648,105
14,413		Marchex, Inc (Class B)	137,212
12,674		MAXIMUS, Inc	859,931
77,330	*	Mentor Graphics Corp	984,798
6,071	*	MicroStrategy, Inc (Class A)	645,712
32,806	*	ModusLink Global Solutions, Inc	201,101
60,000	*	MoneyGram International, Inc	148,200
16,280	*	Monotype Imaging Holdings, Inc	182,906
3,610	*	Motricity, Inc	69,511
112,602	*	Move, Inc	253,355
4,471	*	NCI, Inc (Class A)	93,891
22,232	*	Netscout Systems, Inc	509,557
13,116	*	NetSuite, Inc	353,214
39,819		NIC, Inc	407,348
20,500	*	Online Resources Corp	137,760
11,467	*	OpenTable, Inc	901,536
62,725	*	Openwave Systems, Inc	127,332
9,579		Opnet Technologies, Inc	273,864
84,245	*	Parametric Technology Corp	1,872,766
11,831		Pegasystems, Inc	404,384
16,490	*	Perficient, Inc	192,768
45,906	*	Progress Software Corp	1,314,748
13,414	*	PROS Holdings, Inc	133,872
4,513	*	QAD, Inc (Class A)	38,722
840	*	QAD, Inc (Class B)	7,409
9,553	*	QLIK Technologies, Inc	221,725
43,529	*	Quest Software, Inc	1,123,919
7,429	*	QuinStreet, Inc	167,227
70,302	*	Rackspace Hosting, Inc	2,355,819
24,228	*	Radiant Systems, Inc	442,161
10,593	*	RealD, Inc	250,736
60,627	*	RealNetworks, Inc	227,958
10,890	*	RealPage, Inc	298,277
10,013		Renaissance Learning, Inc	106,238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,665	*	RightNow Technologies, Inc	$406,193
7,260	*	Rosetta Stone, Inc	136,561
37,692	*	S1 Corp	242,736
21,069	*	Saba Software, Inc	137,159
74,763		Sapient Corp	893,418
27,164	*	SAVVIS, Inc	835,836
21,750	*	Smith Micro Software, Inc	274,485
24,956	*	SolarWinds, Inc	471,668
30,908	*	Sonic Solutions, Inc	450,793
19,610	*	Sourcefire, Inc	482,602
3,887	*	SPS Commerce, Inc	61,706
31,092	*	SRA International, Inc (Class A)	829,535
9,309	*	SRS Labs, Inc	94,300
9,193	*	SS&C Technologies Holdings, Inc	166,118
7,871		Stamps.com, Inc	100,119
3,164	*	Stream Global Services, Inc	11,454
45,614	*	SuccessFactors, Inc	1,328,280
33,898	*	SupportSoft, Inc	187,795
16,942	*	Synchronoss Technologies, Inc	482,169
9,593		Syntel, Inc	535,002
8,484	*	TA Indigo Holding Corp	171,716
51,028	*	Take-Two Interactive Software, Inc	636,574
28,805	*	Taleo Corp (Class A)	848,595
10,689	*	TechTarget, Inc	78,564
33,382	*	TeleCommunication Systems, Inc (Class A)	136,532
5,615	*	TeleNav, Inc	58,958
22,019	*	TeleTech Holdings, Inc	471,427
42,571	*	Terremark Worldwide, Inc	806,295
48,679	*	THQ, Inc	282,825
120,553	*	TIBCO Software, Inc	2,649,754
11,260	*	Tier Technologies, Inc	65,195
83,613	*	TiVo, Inc	808,538
18,604	*	TNS, Inc	328,919
4,009	*	Travelzoo, Inc	188,423
20,351	*	Tyler Technologies, Inc	422,283
18,074	*	Ultimate Software Group, Inc	878,396
30,844	*	Unisys Corp	873,811
62,012		United Online, Inc	438,425
58,896	*	Valueclick, Inc	825,133
18,747	*	Vasco Data Security International	141,915
61,965	*	VeriFone Holdings, Inc	2,474,881
25,317		VirnetX Holding Corp	318,994
9,961	*	Virtusa Corp	160,372
11,843	*	Vocus, Inc	307,089
58,010	*	Wave Systems Corp	221,598
31,350	*	Websense, Inc	600,666
28,152	*	Wright Express Corp	1,332,153
39,970	*	Zix Corp	179,865

		TOTAL SOFTWARE & SERVICES	73,583,823

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
31,761	*	Acme Packet, Inc	1,708,106

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,113		Adtran, Inc	$1,855,497
14,051	*	Agilysys, Inc	80,512
10,211	*	Anaren, Inc	209,734
20,379		Anixter International, Inc	1,289,378
91,912	*	Arris Group, Inc	1,147,062
55,930	*	Aruba Networks, Inc	1,205,292
20,914	*	Avid Technology, Inc	348,218
7,229		Bel Fuse, Inc (Class B)	157,664
45,670	*	Benchmark Electronics, Inc	867,273
38,471	*	BigBand Networks, Inc	101,948
12,513		Black Box Corp	440,332
30,149	*	Blue Coat Systems, Inc	868,593
36,009	*	Bookham, Inc	499,805
50,291	*	Brightpoint, Inc	456,391
5,147	*	Calix Networks, Inc	83,896
28,611	*	Checkpoint Systems, Inc	591,389
28,778		Cognex Corp	901,903
18,332	*	Coherent, Inc	981,679
16,998	*	Compellent Technologies, Inc	471,355
20,706		Comtech Telecommunications Corp	581,010
18,848	*	Comverge, Inc	116,858
5,169	*	CPI International, Inc	100,279
25,365	*	Cray, Inc	189,603
23,770		CTS Corp	269,552
24,150		Daktronics, Inc	368,771
9,717		DDi Corp	109,462
18,219	*	DG FastChannel, Inc	499,383
18,150	*	Digi International, Inc	192,209
12,696	*	DTS, Inc	569,035
23,076	*	Echelon Corp	209,992
12,092		Electro Rent Corp	178,478
19,988	*	Electro Scientific Industries, Inc	333,200
32,767	*	Electronics for Imaging, Inc	490,850
10,643	*	EMS Technologies, Inc	195,086
62,899	*	Emulex Corp	717,678
66,384	*	Extreme Networks, Inc	217,740
7,119	*	Fabrinet	170,500
11,692	*	FARO Technologies, Inc	354,501
58,704	*	Finisar Corp	1,954,842
17,421	*	Gerber Scientific, Inc	132,922
14,917	*	Globecomm Systems, Inc	141,115
81,125	*	Harmonic, Inc	684,695
43,398	*	Harris Stratex Networks, Inc (Class A)	225,236
17,770	*	Hutchinson Technology, Inc	58,819
33,204	*	Hypercom Corp	296,844
21,477	*	Imation Corp	216,918
21,045	*	Immersion Corp	124,376
63,727	*	Infinera Corp	467,438
33,601	*	Insight Enterprises, Inc	467,726
31,891		InterDigital, Inc	1,535,551
34,850	*	Intermec, Inc	395,896
16,120	*	Intevac, Inc	221,650

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,847	*	IPG Photonics Corp	$653,049
23,944	*	Ixia	376,639
10,410	*	KVH Industries, Inc	126,482
55,674	*	L-1 Identity Solutions, Inc	664,191
15,903		Littelfuse, Inc	815,506
7,887	*	Loral Space & Communications, Inc	587,345
18,895	*	Maxwell Technologies, Inc	340,110
10,384	*	Measurement Specialties, Inc	279,745
16,989	*	Mercury Computer Systems, Inc	320,752
3,746	*	Meru Networks, Inc	67,391
26,919		Methode Electronics, Inc	318,183
72,639	*	Microvision, Inc	137,288
11,200		MTS Systems Corp	419,048
7,280	*	Multi-Fineline Electronix, Inc	210,392
25,523	*	Netgear, Inc	884,500
31,108	*	Network Engines, Inc	56,617
22,844	*	Network Equipment Technologies, Inc	112,849
26,767	*	Newport Corp	469,761
22,837	*	Novatel Wireless, Inc	164,655
9,883	*	Occam Networks, Inc	84,500
13,744	*	Oplink Communications, Inc	340,576
35,521	*	OpNext, Inc	66,069
11,853	*	OSI Systems, Inc	450,295
14,990		Park Electrochemical Corp	456,595
7,451	*	PC Connection, Inc	65,941
13,553	*	PC-Tel, Inc	98,259
35,021		Plantronics, Inc	1,239,743
29,265	*	Plexus Corp	791,326
50,740	*	Power-One, Inc	542,918
95,893	*	Powerwave Technologies, Inc	334,667
19,130	*	Presstek, Inc	39,982
155,410	*	Quantum Corp	418,053
22,202	*	Rackable Systems, Inc	220,244
17,433	*	Radisys Corp	147,483
10,899		Richardson Electronics Ltd	141,033
7,098	*	Rimage Corp	101,005
91,454	*	Riverbed Technology, Inc	3,280,454
20,498	*	Rofin-Sinar Technologies, Inc	801,472
11,262	*	Rogers Corp	481,788
57,603	*	Sanmina-SCI Corp	865,773
19,464	*	Scansource, Inc	704,791
20,021	*	Seachange International, Inc	165,774
32,459	*	ShoreTel, Inc	246,039
38,205	*	Smart Modular Technologies WWH, Inc	258,266
149,126	*	Sonus Networks, Inc	410,097
8,827	*	Spectrum Control, Inc	117,046
29,529	*	STEC, Inc	605,048
14,881	*	Stratasys, Inc	491,519
17,730	*	Super Micro Computer, Inc	249,550
13,873		Sycamore Networks, Inc	289,391
30,539	*	Symmetricom, Inc	189,647
24,545	*	Synaptics, Inc	698,550

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,312	*	SYNNEX Corp	$544,658
30,521		Technitrol, Inc	155,962
49,532	*	Tekelec	568,380
4,068		Tessco Technologies, Inc	46,863
58,020	*	TTM Technologies, Inc	922,518
21,844	*	Universal Display Corp	739,201
81,341	*	Utstarcom, Inc	170,816
24,088	*	Viasat, Inc	1,045,299
2,998	*	Viasystems Group, Inc	60,650
23,186	*	X-Rite, Inc	103,410
21,552	*	Xyratex Ltd	287,288
12,155	*	Zygo Corp	132,246

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	54,229,930

TELECOMMUNICATION SERVICES - 0.8%
16,366		AboveNet, Inc	974,759
32,142		Alaska Communications Systems Group, Inc	295,706
6,736		Atlantic Tele-Network, Inc	251,590
19,096	*	Cbeyond Communications, Inc	279,756
148,071	*	Cincinnati Bell, Inc	422,002
32,108	*	Cogent Communications Group, Inc	437,953
17,694		Consolidated Communications Holdings, Inc	314,069
36,210	*	FiberTower Corp	133,977
29,234	*	General Communication, Inc (Class A)	354,024
21,507	*	Global Crossing Ltd	286,688
48,388	*	Globalstar, Inc	64,840
6,440	*	Hughes Communications, Inc	392,969
65,433	*	ICO Global Communications Holdings Ltd (Class A)	90,952
10,188		IDT Corp (Class B)	234,630
24,883	*	Iridium Communications, Inc	191,101
23,980	*	Neutral Tandem, Inc	362,578
21,642		NTELOS Holdings Corp	436,302
92,914	*	PAETEC Holding Corp	367,010
43,378	*	Premiere Global Services, Inc	270,245
17,150		Shenandoah Telecom Co	286,920
68	*,b,m	Touch America Holdings, Inc	0
15,822		USA Mobility, Inc	270,240
76,122	*	Vonage Holdings Corp	249,680

		TOTAL TELECOMMUNICATION SERVICES	6,967,991

TRANSPORTATION - 2.2%
38,881	*	Air Transport Services Group, Inc	287,719
98,072	*	Airtran Holdings, Inc	724,752
25,974	*	Alaska Air Group, Inc	1,538,699
11,164		Allegiant Travel Co	519,573
6,213	*	Amerco, Inc	565,445
18,430		Arkansas Best Corp	470,887
18,749	*	Atlas Air Worldwide Holdings, Inc	952,638
74,399	*	Avis Budget Group, Inc	1,029,682
12,287		Baltic Trading Ltd	101,859
14,067	*	Celadon Group, Inc	206,082
20,767	*	Dollar Thrifty Automotive Group, Inc	1,007,615

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,971	*	Dynamex, Inc	$173,508
43,163	*	Eagle Bulk Shipping, Inc	176,537
27,689	*	Excel Maritime Carriers Ltd	125,431
21,052		Forward Air Corp	587,561
20,069	*	Genco Shipping & Trading Ltd	231,998
28,197	*	Genesee & Wyoming, Inc (Class A)	1,459,196
37,243	*	Hawaiian Holdings, Inc	275,226
36,736		Heartland Express, Inc	588,694
23,032		Horizon Lines, Inc (Class A)	114,008
27,121	*	Hub Group, Inc (Class A)	943,269
4,307		International Shipholding Corp	107,933
176,907	*	JetBlue Airways Corp	1,061,442
43,157		Knight Transportation, Inc	822,572
11,135		Marten Transport Ltd	237,287
30,359	*	Old Dominion Freight Line	976,649
25,845	*	Pacer International, Inc	161,531
2,443	*	PAM Transportation Services, Inc	28,192
5,856	*	Park-Ohio Holdings Corp	120,399
3,033	*	Patriot Transportation Holding, Inc	85,743
12,796	*	Pinnacle Airlines	92,259
7,359	*	Quality Distribution, Inc	67,629
16,773	*	RailAmerica, Inc	209,159
34,748	*	Republic Airways Holdings, Inc	223,082
7,386	*	Roadrunner Transportation Services Holdings, Inc	99,489
11,420	*	Saia, Inc	163,420
40,553		Skywest, Inc	610,323
17,034	*	Ultrapetrol Bahamas Ltd	89,429
4,016		Universal Truckload Services, Inc	59,838
117,002	*	US Airways Group, Inc	1,160,660
5,268	*	USA Truck, Inc	63,216
31,335		Werner Enterprises, Inc	772,408

		TOTAL TRANSPORTATION	19,293,039

UTILITIES - 3.0%
22,609		Allete, Inc	834,498
13,039	*	American DG Energy, Inc	30,902
13,482		American States Water Co	458,388
4,373		Artesian Resources Corp	83,174
39,900		Avista Corp	903,735
28,373		Black Hills Corp	879,847
8,462	*	Cadiz, Inc	99,936
14,331		California Water Service Group	523,082
9,298		Central Vermont Public Service Corp	199,628
11,415		CH Energy Group, Inc	554,883
6,850		Chesapeake Utilities Corp	267,835
44,201		Cleco Corp	1,381,724
5,753		Connecticut Water Service, Inc	140,776
10,119		Consolidated Water Co, Inc	110,702
73,120	*	Dynegy, Inc (Class A)	459,925
31,783	*	El Paso Electric Co	856,552
29,161		Empire District Electric Co	627,545
35,008		Idacorp, Inc	1,308,249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES	COMPANY	MATURITY DATE	VALUE

16,169	Laclede Group, Inc		$614,422
16,782	MGE Energy, Inc		683,027
10,708	Middlesex Water Co		190,388
30,075	New Jersey Resources Corp		1,261,947
32,908	Nicor, Inc		1,660,867
19,346	Northwest Natural Gas Co		862,058
26,258	NorthWestern Corp		741,526
26,058	Otter Tail Corp		590,735
52,774	Piedmont Natural Gas Co, Inc		1,480,838
62,641	PNM Resources, Inc		816,212
54,635	Portland General Electric Co		1,220,546
9,329	SJW Corp		228,001
21,741	South Jersey Industries, Inc		1,135,750
33,040	Southwest Gas Corp		1,230,410
36,644	UIL Holdings Corp		1,106,282
26,196	Unisource Energy Corp		938,079
7,542	Unitil Corp		165,924
36,871	WGL Holdings, Inc		1,329,568
8,324	York Water Co		140,426

	TOTAL UTILITIES		26,118,387

	TOTAL COMMON STOCKS		857,426,405

	(Cost $745,980,885)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%

4	m	GreenHunter Energy, Inc	0

		TOTAL CAPITAL GOODS	0

		TOTAL RIGHTS / WARRANTS	0

		(Cost $0)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.5%

$ 4,280,000	Federal Home Loan Bank	02/01/11	4,280,000

			4,280,000

	TOTAL SHORT-TERM INVESTMENTS		4,280,000

	(Cost $4,280,000)

	TOTAL INVESTMENTS - 100.2%		861,706,405
	(Cost $750,260,885)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%		(2,046,780)

	NET ASSETS - 100.0%		$859,659,625

Abbreviation(s):
REIT - Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures contracts.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

ARGENTINA - 0.1%
99,077		Tenaris S.A.	$2,320,212

		TOTAL ARGENTINA	2,320,212

AUSTRALIA - 8.3%
92,200		AGL Energy Ltd	1,371,009
535,770		Alumina Ltd	1,283,907
259,772		Amcor Ltd	1,784,992
434,519		AMP Ltd	2,322,969
597,679	*	Asciano Group	960,613
542,787		Australia & New Zealand Banking Group Ltd	12,863,888
35,140		Australian Stock Exchange Ltd	1,311,695
226,888		AXA Asia Pacific Holdings Ltd	1,456,822
81,090		Bendigo Bank Ltd	792,375
710,613		BHP Billiton Ltd	31,614,186
39,566		Billabong International Ltd	321,385
392,369		BlueScope Steel Ltd	835,472
161,469		Boral Ltd	776,125
304,075		Brambles Ltd	2,182,206
30,872		Caltex Australia Ltd	414,127
441,261		CFS Gandel Retail Trust	797,574
119,134		Coca-Cola Amatil Ltd	1,334,690
11,402		Cochlear Ltd	877,072
328,302		Commonwealth Bank of Australia	17,227,906
91,300		Computershare Ltd	919,415
94,481		Crown Ltd	811,181
117,753		CSL Ltd	4,380,816
338,637		CSR Ltd	544,019
967,322		DB RREEF Trust	802,617
265,270	*	Fortescue Metals Group Ltd	1,696,651
405,186		Foster’s Group Ltd	2,285,288
268,471		Goodman Fielder Ltd	337,535
371,666		GPT Group (ASE)	1,096,508
100,664		Harvey Norman Holdings Ltd	302,555
349,979		Incitec Pivot Ltd	1,507,137
447,337		Insurance Australia Group Ltd	1,706,162
92,696	*	James Hardie Industries NV	580,518
462,476		John Fairfax Holdings Ltd	623,074
29,099		Leighton Holdings Ltd	916,989
108,952		Lend Lease Corp Ltd	960,823
39,827		MacArthur Coal Ltd	496,812
90,460		Macquarie Airports	270,082
1,215,987		Macquarie Goodman Group	808,191
72,198	*	Macquarie Group Ltd	2,937,143
169,029		Metcash Ltd	708,953

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

758,258		Mirvac Group	$940,031
452,525		National Australia Bank Ltd	11,165,894
162,537		Newcrest Mining Ltd	6,020,094
281,732		OneSteel Ltd	768,020
76,706		Orica Ltd	1,941,722
184,142		Origin Energy Ltd	3,020,177
665,635		Oxiana Ltd	1,087,831
146,805	*	Paladin Resources Ltd	718,799
233,286	*	Qantas Airways Ltd	560,014
217,028		QBE Insurance Group Ltd	3,795,197
375,745	*	QR National Ltd	1,048,456
31,269		Ramsay Health Care Ltd	533,311
92,512		Rio Tinto Ltd	7,787,071
174,687		Santos Ltd	2,358,989
34,975		Sims Group Ltd	675,698
79,537		Sonic Healthcare Ltd	946,468
222,846		SP AusNet	195,695
497,146		Stockland Trust Group	1,786,521
268,867		Suncorp-Metway Ltd	2,316,825
142,278		TABCORP Holdings Ltd	988,420
276,586		Tattersall’s Ltd	684,222
913,372		Telstra Corp Ltd	2,555,369
145,566		Toll Holdings Ltd	854,780
268,085		Transurban Group	1,389,944
213,496		Wesfarmers Ltd	7,265,927
32,045		Wesfarmers Ltd PPS	1,104,347
459,468		Westfield Group	4,522,052
633,893	*	WESTFIELD RETAIL TRUST	1,674,021
633,777		Westpac Banking Corp	14,577,808
133,047		Woodside Petroleum Ltd	5,538,067
261,464		Woolworths Ltd	6,956,238
40,554		WorleyParsons Ltd	1,121,839

		TOTAL AUSTRALIA	202,121,329

AUSTRIA - 0.3%
40,745		Erste Bank der Oesterreichischen Sparkassen AG.	2,035,721
216,650	*	IMMOFINANZ Immobilien Anlagen AG.	954,076
13,501		Oest Elektrizitatswirts AG. (Class A)	539,919
31,153		OMV AG.	1,380,301
9,869		Raiffeisen International Bank Holding AG.	580,233
69,956		Telekom Austria AG.	962,953
23,465		Voestalpine AG.	1,052,702
8,707		Wiener Staedtische Allgemeine Versicherung AG.	472,669

		TOTAL AUSTRIA	7,978,574

BELGIUM - 0.9%
7,833		Bekaert S.A.	783,972
32,149		Belgacom S.A.	1,154,631
15,866		Colruyt S.A.	811,125
21,504		Delhaize Group	1,692,277
112,495	*	Dexia	469,939
493,491		Fortis	1,398,309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

16,277		Groupe Bruxelles Lambert S.A.	$1,465,119
152,852		InBev NV	8,433,932
33,404	*	KBC Groep NV	1,337,235
5,187		Mobistar S.A.	323,705
5,040		Nationale A Portefeuille	278,362
12,846		Solvay S.A.	1,342,045
21,100		UCB S.A.	755,036
24,430		Umicore	1,251,945

		TOTAL BELGIUM	21,497,632

CHINA - 0.1%
775,500		BOC Hong Kong Holdings Ltd	2,512,519

		TOTAL CHINA	2,512,519

CYPRUS - 0.0%
185,065		Bank of Cyprus Public Co Ltd	783,526

		TOTAL CYPRUS	783,526

DENMARK - 1.0%
114		AP Moller - Maersk AS (Class A)	1,073,810
276		AP Moller - Maersk AS (Class B)	2,688,548
22,432		Carlsberg AS (Class B)	2,230,161
5,059		Coloplast AS (Class B)	735,560
95,220	*	Danske Bank AS	2,553,575
45,563		DSV AS	951,756
88,816		Novo Nordisk AS (Class B)	9,999,774
9,975		Novozymes AS (B Shares)	1,382,416
5,020		TrygVesta AS	272,698
42,320	*	Vestas Wind Systems AS	1,451,784
5,677	*	William Demant Holding	454,681

		TOTAL DENMARK	23,794,763

FINLAND - 1.1%
29,302		Elisa Oyj (Series A)	644,867
93,031		Fortum Oyj	2,862,641
14,391		Kesko Oyj (B Shares)	691,560
33,141		Kone Oyj (Class B)	1,806,014
26,584		Metso Oyj	1,419,556
28,479		Neste Oil Oyj	537,844
794,910		Nokia Oyj	8,478,931
22,778		Nokian Renkaat Oyj	820,995
25,105		OKO Bank (Class A)	334,817
21,453		Orion Oyj (Class B)	484,819
29,777		Outokumpu Oyj	554,658
16,042		Rautaruukki Oyj	400,346
88,260		Sampo Oyj (A Shares)	2,602,261
19,804		Sanoma-WSOY Oyj	463,016
120,366		Stora Enso Oyj (R Shares)	1,431,827
108,400		UPM-Kymmene Oyj	2,231,776
15,958		Wartsila Oyj (B Shares)	1,233,085

		TOTAL FINLAND	26,999,013

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

FRANCE - 9.2%
31,735		Accor S.A.	$1,449,875
35,572	*	Accor Services	850,605
6,443		Aeroports de Paris	541,252
27,765	*	Air France-KLM	506,895
60,069		Air Liquide	7,493,822
504,568	*	Alcatel S.A.	1,681,433
43,428		Alstom RGPT	2,423,685
10,066	*	Atos Origin S.A.	560,039
364,749		AXA S.A.	7,719,461
2,121		BioMerieux	231,230
202,820		BNP Paribas	15,138,188
48,938		Bouygues S.A.	2,272,091
10,339		Bureau Veritas S.A.	749,618
30,711		Cap Gemini S.A.	1,545,005
127,408		Carrefour S.A.	6,228,752
11,506		Casino Guichard Perrachon S.A.	1,123,542
13,419		Christian Dior S.A.	1,841,678
29,395		CNP Assurances	649,080
83,330		Compagnie de Saint-Gobain	4,806,868
30,947	*	Compagnie Generale de Geophysique S.A.	937,396
42,310		Compagnie Generale d’Optique Essilor International S.A.	2,828,741
207,721		Credit Agricole S.A.	3,065,446
12,228		Dassault Systemes S.A.	960,107
9,219		Eiffage S.A.	473,724
54,331		Electricite de France	2,393,283
1,010		Eramet	358,752
6,415		Eurazeo	472,277
20,982		Eutelsat Communications	765,354
5,883		Fonciere Des Regions	591,952
393,583		France Telecom S.A.	8,584,093
262,467		Gaz de France	10,396,286
4,273		Gecina S.A.	510,388
123,825		Groupe Danone	7,444,429
98,652		Groupe Eurotunnel S.A.	958,579
2,527		Hermes International	508,923
4,735		ICADE	513,561
3,101		Iliad S.A.	329,547
8,480		Imerys S.A.	558,531
15,185	*	JC Decaux S.A.	485,332
19,537		Klepierre	710,823
41,926		Lafarge S.A.	2,488,226
24,668		Lagardere S.C.A.	1,096,562
31,859		Legrand S.A.	1,282,677
51,073		L’Oreal S.A.	5,924,553
51,973		LVMH Moet Hennessy Louis Vuitton S.A.	8,110,303
12,399		M6-Metropole Television	302,465
37,385		Michelin (C.G.D.E.) (Class B)	2,720,705
186,822	*	Natixis	992,075
6,739		Neopost S.A.	609,642
23,318		PagesJaunes Groupe S.A.	239,154

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

42,376		Pernod-Ricard S.A.	$4,030,329
33,319	*	Peugeot S.A.	1,393,195
15,874		PPR	2,532,369
25,576		Publicis Groupe S.A.	1,315,682
40,266	*	Renault S.A.	2,632,216
34,838		Safran S.A.	1,258,676
222,319		Sanofi-Aventis	15,193,882
51,460		Schneider Electric S.A.	8,011,992
37,054		SCOR	1,025,323
6,012		Societe BIC S.A.	516,269
134,400		Societe Generale	8,681,307
26,982		Societe Television Francaise 1	523,409
18,999		Sodexho Alliance S.A.	1,306,354
56,031		Suez Environnement S.A.	1,157,289
20,486		Technip S.A.	1,990,204
17,521		Thales S.A.	650,925
447,093		Total S.A.	26,162,227
19,134		Unibail	3,653,024
23,193		Vallourec	2,520,640
73,222		Veolia Environnement	2,290,408
91,927		Vinci S.A.	5,307,636
258,724		Vivendi Universal S.A.	7,396,182

		TOTAL FRANCE	224,976,543

GERMANY - 8.2%
43,616		Adidas-Salomon AG.	2,714,325
96,261		Allianz AG.	13,380,978
2,969		Axel Springer AG.	471,947
194,722		BASF AG.	14,990,480
175,355		Bayer AG.	12,948,109
70,440		Bayerische Motoren Werke AG.	5,406,065
11,193		Bayerische Motoren Werke AG. (Preference)	583,525
21,018		Beiersdorf AG.	1,151,648
5,679	*	Brenntag AG.	538,214
17,553		Celesio AG.	443,315
145,845	*	Commerzbank AG.	1,114,002
10,872	*	Continental AG.	856,349
191,272	*	DaimlerChrysler AG. (EUR)	13,991,608
197,533		Deutsche Bank AG.	11,680,134
40,753		Deutsche Boerse AG.	3,088,767
48,056		Deutsche Lufthansa AG.	1,009,722
176,691		Deutsche Post AG.	3,245,329
601,904		Deutsche Telekom AG.	8,024,077
381,921		E.ON AG.	12,741,705
6,578		Fraport AG. Frankfurt Airport Services Worldwide	464,030
40,529		Fresenius Medical Care AG.	2,371,030
23,450		Fresenius SE	2,048,492
35,100		GEA Group AG.	1,000,819
12,028		Hannover Rueckversicherung AG.	672,706
29,891		HeidelbergCement AG.	1,955,981
28,599		Henkel KGaA	1,472,067
37,324		Henkel KGaA (Preference)	2,270,926

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

10,055		Hochtief AG.	$888,674
228,366	*	Infineon Technologies AG.	2,419,136
30,480		K+S AG.	2,254,705
10,793	*	Kabel Deutschland Holding AG.	543,791
18,059		Lanxess AG.	1,313,133
35,512		Linde AG.	5,177,556
22,089		MAN AG.	2,557,264
13,455		Merck KGaA	1,151,370
27,297		Metro AG.	1,923,102
40,213		Muenchener Rueckver AG.	6,303,671
18,647		Porsche AG.	1,740,217
18,119		ProSiebenSat.1 Media AG.	557,434
955		Puma AG. Rudolf Dassler Sport	298,642
87,776		RWE AG.	6,330,547
8,379		RWE AG. (Preference)	580,324
8,860		Salzgitter AG.	718,229
182,098		SAP AG.	10,534,840
174,351		Siemens AG.	22,350,673
15,650		Suedzucker AG.	418,563
69,569		ThyssenKrupp AG.	2,819,705
33,665	*	TUI AG.	464,553
27,984		United Internet AG.	464,529
6,156		Volkswagen AG.	936,525
36,183		Volkswagen AG. (Preference)	5,853,824
3,086		Wacker Chemie AG.	557,759

		TOTAL GERMANY	199,795,116

GREECE - 0.3%
118,629	*	Alpha Bank S.A.	695,959
38,596		Coca Cola Hellenic Bottling Co S.A.	1,135,731
78,433	*	EFG Eurobank Ergasias S.A.	460,203
53,599		Hellenic Telecommunications Organization S.A.	553,076
201,388	*	National Bank of Greece S.A.	1,956,118
48,879		OPAP S.A.	986,720
27,318		Public Power Corp	445,903

		TOTAL GREECE	6,233,710

HONG KONG - 2.7%
1,671,600	*	AIA Group Ltd	4,598,875
41,200		ASM Pacific Technology	494,235
328,126		Bank of East Asia Ltd	1,430,334
268,000		Cathay Pacific Airways Ltd	677,861
291,000		Cheung Kong Holdings Ltd	4,832,249
104,000		Cheung Kong Infrastructure Holdings Ltd	495,248
404,000		CLP Holdings Ltd	3,279,065
241,432		Esprit Holdings Ltd	1,151,037
161,000		Hang Lung Group Ltd	1,020,017
513,000		Hang Lung Properties Ltd	2,259,419
160,400		Hang Seng Bank Ltd	2,653,559
231,408		Henderson Land Development Co Ltd	1,614,710
905,121		Hong Kong & China Gas Ltd	2,054,378
293,500		Hong Kong Electric Holdings Ltd	1,859,632

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

214,700		Hong Kong Exchanges and Clearing Ltd	$4,947,052
136,540		Hopewell Holdings	443,829
453,000		Hutchison Whampoa Ltd	5,304,361
134,492		Hysan Development Co Ltd	645,042
148,623		Kerry Properties Ltd	797,458
477,300		Li & Fung Ltd	3,108,808
122,000		Lifestyle International Holdings Ltd	304,666
488,494		Link Real Estate Investment Trust	1,536,179
594,000	*	Mongolia Energy Co ltd	167,872
311,643		MTR Corp	1,144,727
535,959		New World Development Ltd	1,023,733
634,890		Noble Group Ltd	1,091,381
235,383		NWS Holdings Ltd	399,268
49,300		Orient Overseas International Ltd	497,090
751,000		PCCW Ltd	355,799
312,947		Shangri-La Asia Ltd	820,157
566,823		Sino Land Co	1,079,548
365,000		SJM Holdings Ltd	613,853
300,000		Sun Hung Kai Properties Ltd	5,041,654
160,500		Swire Pacific Ltd (Class A)	2,538,836
288,875		Wharf Holdings Ltd	2,196,660
191,000		Wheelock & Co Ltd	778,048
39,500		Wing Hang Bank Ltd	533,077
162,000		Yue Yuen Industrial Holdings	557,651

		TOTAL HONG KONG	64,347,368

INDIA - 0.0%
24,889		Vedanta Resources plc	905,909

		TOTAL INDIA	905,909

IRELAND - 0.3%
67,097	*,m	Anglo Irish Bank Corp plc	19,935
603,350	*	Bank of Ireland	251,429
152,306		CRH plc	3,278,383
92,837	*	Elan Corp plc	628,164
30,143		Kerry Group plc (Class A)	976,868
41,178		Ryanair Holdings plc	205,278
7,728		Ryanair Holdings plc (ADR)	236,168
117,699		Shire Ltd	3,105,523

		TOTAL IRELAND	8,701,748

ISRAEL - 0.8%
208,157	*	Bank Hapoalim Ltd	943,648
242,884		Bank Leumi Le-Israel	1,096,375
360,837		Bezeq Israeli Telecommunication Corp Ltd	962,723
9,768		Cellcom Israel Ltd	294,433
763		Delek Group Ltd	171,696
4,808		Elbit Systems Ltd	243,730
94,861		Israel Chemicals Ltd	1,493,334
519	*	Israel Corp Ltd	595,881
152,452	*	Israel Discount Bank Ltd	303,234
58,941		Makhteshim-Agan Industries Ltd	286,884

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

29,881		Mizrahi Tefahot Bank Ltd	$284,011
15,173	*	Nice Systems Ltd	494,139
16,698		Partner Communications	318,018
197,858		Teva Pharmaceutical Industries Ltd	10,792,785

		TOTAL ISRAEL	18,280,891

ITALY - 2.7%
190,507		A2A S.p.A.	283,032
244,543		Assicurazioni Generali S.p.A.	5,333,594
24,708	*	Autogrill S.p.A.	355,453
50,538		Autostrade S.p.A.	1,150,251
146,164		Banca Carige S.p.A.	345,786
1,643,425		Banca Intesa S.p.A.	5,473,025
185,364		Banca Intesa S.p.A. RSP	534,689
475,860		Banca Monte dei Paschi di Siena S.p.A.	604,705
132,041		Banche Popolari Unite Scpa	1,367,679
291,200		Banco Popolare Scarl	1,034,868
350,724	*	Enel Green Power S.p.A	778,394
1,398,878		Enel S.p.A.	7,897,436
552,087		ENI S.p.A.	13,071,249
12,008		Exor S.p.A.	370,417
161,367	*	FIAT Industrial SpA	2,183,949
163,348		Fiat S.p.A.	1,585,139
85,276		Finmeccanica S.p.A.	1,152,095
24,777		Luxottica Group S.p.A.	751,092
146,488		Mediaset S.p.A.	952,792
101,202		Mediobanca S.p.A.	1,022,450
360,144		Parmalat S.p.A.	1,141,434
57,563		Pirelli & C S.p.A.	439,869
41,280		Prysmian S.p.A.	833,591
55,361		Saipem S.p.A.	2,766,116
310,464		Snam Rete Gas S.p.A.	1,628,501
1,261,820		Telecom Italia RSP	1,502,407
1,961,250		Telecom Italia S.p.A.	2,786,056
279,118		Terna Rete Elettrica Nazionale S.p.A.	1,219,087
2,865,984		UniCredito Italiano S.p.A.	7,106,446

		TOTAL ITALY	65,671,602

JAPAN - 21.3%
66,000		77 Bank Ltd	357,830
7,700		ABC-Mart, Inc	279,499
35,100		Advantest Corp	719,388
127,600		Aeon Co Ltd	1,605,444
15,000		Aeon Credit Service Co Ltd	210,061
18,000		Aeon Mall Co Ltd	471,935
28,000		Air Water, Inc	367,757
38,900	*	Aisin Seiki Co Ltd	1,477,692
134,000		Ajinomoto Co, Inc	1,485,351
8,000		Alfresa Holdings Corp	330,214
192,000	*	All Nippon Airways Co Ltd	703,897
76,000		Amada Co Ltd	663,468
138,000		Aozora Bank Ltd	304,251

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

83,000		Asahi Breweries Ltd	$1,558,253
210,000		Asahi Glass Co Ltd	2,622,473
269,000		Asahi Kasei Corp	1,836,850
35,000		Asics Corp	465,952
93,100		Astellas Pharma, Inc	3,556,692
68,000		Bank of Kyoto Ltd	628,892
250,000		Bank of Yokohama Ltd	1,252,452
15,900		Benesse Corp	712,600
136,300		Bridgestone Corp	2,619,529
50,100		Brother Industries Ltd	766,349
17,900	*	Canon Marketing Japan, Inc	256,999
240,400		Canon, Inc	11,833,382
55,300		Casio Computer Co Ltd	413,591
315		Central Japan Railway Co	2,660,418
159,000		Chiba Bank Ltd	991,080
38,000		Chiyoda Corp	338,027
135,700		Chubu Electric Power Co, Inc	3,391,072
46,258		Chugai Pharmaceutical Co Ltd	853,282
32,000		Chugoku Bank Ltd	383,762
64,800		Chugoku Electric Power Co, Inc	1,341,925
53,300		Citizen Watch Co Ltd	345,411
11,300		Coca-Cola West Japan Co Ltd	206,176
117,000		Cosmo Oil Co Ltd	378,510
32,300		Credit Saison Co Ltd	552,340
120,000		Dai Nippon Printing Co Ltd	1,642,026
54,000		Daicel Chemical Industries Ltd	392,783
59,000	*	Daido Steel Co Ltd	372,524
41,000	*	Daihatsu Motor Co Ltd	679,027
1,674		Dai-ichi Mutual Life Insurance Co	2,630,007
140,900		Daiichi Sankyo Co Ltd	3,062,650
50,000		Daikin Industries Ltd	1,732,544
31,400		Dainippon Sumitomo Pharma Co Ltd	282,206
15,800		Daito Trust Construction Co Ltd	1,109,835
98,000		Daiwa House Industry Co Ltd	1,197,343
347,000	*	Daiwa Securities Group, Inc	1,716,886
16,700		Dena Co Ltd	604,914
107,000		Denki Kagaku Kogyo KK	522,596
102,000		Denso Corp	3,762,801
34,600		Dentsu, Inc	1,056,112
50,000		Dowa Holdings Co Ltd	352,125
71,300		East Japan Railway Co	4,709,635
53,500		Eisai Co Ltd	1,854,957
25,900		Electric Power Development Co	802,834
38,800	*	Elpida Memory, Inc	563,258
14,500		FamilyMart Co Ltd	539,255
40,700	*	Fanuc Ltd	6,440,729
11,200		Fast Retailing Co Ltd	1,635,767
138,000	*	Fuji Electric Holdings Co Ltd	445,271
96,600		Fuji Folms Holdings Corp	3,496,350
130,000	*	Fuji Heavy Industries Ltd	1,113,200
124		Fuji Television Network, Inc	192,573
388,000		Fujitsu Ltd	2,417,374

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

164,000		Fukuoka Financial Group, Inc	$703,066
130,000		Furukawa Electric Co Ltd	580,084
25,600	*	Gree, Inc	411,012
87,000		GS Yuasa Corp	609,390
90,000		Gunma Bank Ltd	517,637
87,000		Hachijuni Bank Ltd	497,947
4,970		Hakuhodo DY Holdings, Inc	283,653
15,500		Hamamatsu Photonics KK	568,145
247,000		Hankyu Hanshin Holdings, Inc	1,144,561
64,000	*	Hino Motors Ltd	361,096
6,600		Hirose Electric Co Ltd	709,116
94,000		Hiroshima Bank Ltd	400,877
14,000		Hisamitsu Pharmaceutical Co, Inc	564,609
19,800		Hitachi Chemical Co Ltd	449,128
21,300		Hitachi Construction Machinery Co Ltd	502,807
14,200		Hitachi High-Technologies Corp	351,330
944,000	*	Hitachi Ltd	5,164,549
35,000		Hitachi Metals Ltd	411,573
38,400		Hokkaido Electric Power Co, Inc	798,227
275,000		Hokuhoku Financial Group, Inc	556,481
37,200		Hokuriku Electric Power Co	906,909
343,900		Honda Motor Co Ltd	14,822,844
91,100	*	Hoya Corp	2,149,102
27,600	*	Ibiden Co Ltd	934,245
4,900		Idemitsu Kosan Co Ltd	516,429
453		Inpex Holdings, Inc	2,911,021
79,280		Isetan Mitsukoshi Holdings Ltd	890,736
267,000		Ishikawajima-Harima Heavy Industries Co Ltd	606,069
248,000	*	Isuzu Motors Ltd	1,170,471
12,300		Ito En Ltd	212,230
314,100		Itochu Corp	3,418,858
6,300		Itochu Techno-Science Corp	219,547
54,000		Iyo Bank Ltd	460,336
104,400		J Front Retailing Co Ltd	541,239
5,600		Japan Petroleum Exploration Co	227,906
150		Japan Prime Realty Investment Corp	402,490
101		Japan Real Estate Investment Corp	1,011,737
336	*	Japan Retail Fund Investment Corp	617,309
67,000		Japan Steel Works Ltd	702,754
942		Japan Tobacco, Inc	3,543,643
95,800		JFE Holdings, Inc	3,083,644
44,000		JGC Corp	1,076,154
141,000		Joyo Bank Ltd	623,507
51,000		JS Group Corp	1,114,571
37,200		JSR Corp	766,973
44,800		JTEKT Corp	561,733
541		Jupiter Telecommunications Co	553,273
468,500	*	JX Holdings, Inc	3,175,318
171,000		Kajima Corp	451,430
56,000		Kamigumi Co Ltd	470,253
57,000		Kaneka Corp	398,222
161,200		Kansai Electric Power Co, Inc	3,985,398

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

41,000		Kansai Paint Co Ltd	$421,789
112,800		Kao Corp	2,950,495
299,000		Kawasaki Heavy Industries Ltd	1,067,635
147,000	*	Kawasaki Kisen Kaisha Ltd	614,831
610		KDDI Corp	3,433,839
103,000		Keihin Electric Express Railway Co Ltd	881,908
120,000		Keio Corp	806,745
66,000		Keisei Electric Railway Co Ltd	446,890
8,600		Keyence Corp	2,287,939
32,000		Kikkoman Corp	346,890
26,000		Kinden Corp	232,935
356,000		Kintetsu Corp	1,098,868
175,000		Kirin Brewery Co Ltd	2,358,358
531,000		Kobe Steel Ltd	1,302,454
20,000	*	Koito Manufacturing Co Ltd	346,238
198,700		Komatsu Ltd	5,926,686
18,000		Konami Corp	360,363
100,500		Konica Minolta Holdings, Inc	971,211
244,000		Kubota Corp	2,485,010
69,800		Kuraray Co Ltd	981,302
23,800		Kurita Water Industries Ltd	744,618
33,900		Kyocera Corp	3,536,593
49,000		Kyowa Hakko Kogyo Co Ltd	501,298
80,200		Kyushu Electric Power Co, Inc	1,802,975
13,800		Lawson, Inc	688,368
6,300		Mabuchi Motor Co Ltd	310,499
23,200	*	Makita Corp	1,004,453
344,000		Marubeni Corp	2,589,951
54,700		Marui Co Ltd	462,957
10,900		Maruichi Steel Tube Ltd	240,782
23,800		Matsui Securities Co Ltd	158,175
411,200		Matsushita Electric Industrial Co Ltd	5,651,801
309,000		Mazda Motor Corp	914,199
16,600		McDonald’s Holdings Co Japan Ltd	404,806
31,100		Mediceo Paltac Holdings Co Ltd	324,162
13,700		MEIJI Holdings Co Ltd	621,447
151,800		Millea Holdings, Inc	4,522,683
80,000		Minebea Co Ltd	475,123
13,400		Miraca Holdings, Inc	512,341
270,500		Mitsubishi Chemical Holdings Corp	1,885,235
287,300		Mitsubishi Corp	8,020,507
404,000		Mitsubishi Electric Corp	4,465,304
247,000		Mitsubishi Estate Co Ltd	4,668,914
83,000		Mitsubishi Gas Chemical Co, Inc	578,619
641,000		Mitsubishi Heavy Industries Ltd	2,541,908
23,000		Mitsubishi Logistics Corp	307,449
235,000	*	Mitsubishi Materials Corp	723,618
848,000	*	Mitsubishi Motors Corp	1,178,303
2,700,080		Mitsubishi UFJ Financial Group, Inc	14,023,985
12,680		Mitsubishi UFJ Lease & Finance Co Ltd	513,386
368,900		Mitsui & Co Ltd	6,226,870
185,000		Mitsui Chemicals, Inc	664,017

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

174,000		Mitsui Engineering & Shipbuilding Co Ltd	$481,858
174,000		Mitsui Fudosan Co Ltd	3,549,787
107,000		Mitsui Mining & Smelting Co Ltd	379,339
245,000		Mitsui OSK Lines Ltd	1,600,378
112,600		Mitsui Sumitomo Insurance Group Holdings, Inc	2,683,976
204,000		Mitsui Trust Holdings, Inc	819,874
18,300		Mitsumi Electric Co Ltd	302,634
4,338,607		Mizuho Financial Group, Inc	8,375,910
293,000	*	Mizuho Trust & Banking Co Ltd	286,029
42,200		Murata Manufacturing Co Ltd	3,204,438
23,200		Nabtesco Corp	548,030
37,900		Namco Bandai Holdings, Inc	415,245
556,000		NEC Corp	1,581,112
53,000		NGK Insulators Ltd	895,445
36,088		NGK Spark Plug Co Ltd	560,524
29,000	*	NHK Spring Co Ltd	328,494
22,800		Nidec Corp	2,155,830
68,900		Nikon Corp	1,597,936
21,000		Nintendo Co Ltd	5,678,090
105		Nippon Building Fund, Inc	1,101,677
72,000		Nippon Electric Glass Co Ltd	1,085,771
183,000		Nippon Express Co Ltd	772,270
40,000		Nippon Meat Packers, Inc	531,055
21,800		Nippon Paper Group, Inc	567,865
212,000		Nippon Sheet Glass Co Ltd	550,954
1,064,000		Nippon Steel Corp	3,637,027
111,000		Nippon Telegraph & Telephone Corp	5,149,841
319,000		Nippon Yusen Kabushiki Kaisha	1,397,007
155,000		Nishi-Nippon City Bank Ltd	481,493
33,500		Nissan Chemical Industries Ltd	413,974
529,700	*	Nissan Motor Co Ltd	5,359,254
36,500		Nisshin Seifun Group, Inc	460,095
160,000		Nisshin Steel Co Ltd	316,531
26,000		Nisshinbo Industries, Inc	288,536
14,600		Nissin Food Products Co Ltd	518,865
8,150		Nitori Co Ltd	682,318
35,200		Nitto Denko Corp	1,757,532
296,000	*	NKSJ Holdings, Inc	2,020,679
20,900	*	NOK Corp	421,312
739,200	*	Nomura Holdings, Inc	4,507,391
24,400		Nomura Real Estate Holdings, Inc	444,114
60		Nomura Real Estate Office Fund, Inc	427,085
19,300		Nomura Research Institute Ltd	420,090
95,000		NSK Ltd	911,039
106,000	*	NTN Corp	576,875
262		NTT Data Corp	852,492
3,269		NTT DoCoMo, Inc	5,845,776
268		NTT Urban Development Corp	276,577
146,000		Obayashi Corp	698,808
1,830		Obic Co Ltd	352,332
126,000		Odakyu Electric Railway Co Ltd	1,169,441
167,000		OJI Paper Co Ltd	779,336

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

44,300		Olympus Corp	$1,244,619
41,100		Omron Corp	1,058,976
17,600		Ono Pharmaceutical Co Ltd	856,662
7,300		Oracle Corp Japan	333,809
10,200		Oriental Land Co Ltd	939,167
22,460		ORIX Corp	2,219,422
433,000		Osaka Gas Co Ltd	1,636,151
3,300		Otsuka Corp	209,433
55,800	*	Otsuka Holdings KK	1,384,803
1,555	*	Rakuten, Inc	1,367,258
132,000		Resona Holdings, Inc	681,385
142,000		Ricoh Co Ltd	2,031,894
8,100		Rinnai Corp	512,357
20,900		Rohm Co Ltd	1,355,445
11,600		Sankyo Co Ltd	643,794
17,500		Santen Pharmaceutical Co Ltd	627,214
75,400		Sapporo Hokuyo Holdings, Inc	365,556
55,000		Sapporo Holdings Ltd	244,197
4,199	*	SBI Holdings, Inc	559,968
45,000		Secom Co Ltd	2,125,085
43,400		Sega Sammy Holdings, Inc	870,245
30,900		Seiko Epson Corp	514,480
90,000		Sekisui Chemical Co Ltd	691,100
116,000		Sekisui House Ltd	1,130,144
182,500		Senshu Ikeda Holdings, Inc	266,903
157,600		Seven & I Holdings Co Ltd	4,070,220
158		SEVEN BANK Ltd	357,155
209,000	*	Sharp Corp	2,172,957
39,600		Shikoku Electric Power Co, Inc	1,169,419
58,000		Shimadzu Corp	458,941
4,500		Shimamura Co Ltd	403,031
14,200		Shimano, Inc	709,207
127,000		Shimizu Corp	541,318
86,100		Shin-Etsu Chemical Co Ltd	4,847,566
20,800		Shinko Electric Industries	235,653
105,022	*	Shinko Securities Co Ltd	277,329
185,000		Shinsei Bank Ltd	212,019
61,700		Shionogi & Co Ltd	1,134,991
72,700		Shiseido Co Ltd	1,464,859
124,000		Shizuoka Bank Ltd	1,137,322
300,000		Showa Denko KK	662,199
36,000		Showa Shell Sekiyu KK	312,189
11,500		SMC Corp	1,951,106
172,700		Softbank Corp	5,936,112
270,200	*	Sojitz Holdings Corp	597,282
213,000	*	Sony Corp	7,329,643
180		Sony Financial Holdings, Inc	666,648
16,300		Square Enix Co Ltd	284,267
28,600		Stanley Electric Co Ltd	536,549
29,700	*	Sumco Corp	453,884
334,009		Sumitomo Chemical Co Ltd	1,729,891
235,500		Sumitomo Corp	3,392,670

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

158,900		Sumitomo Electric Industries Ltd	$2,309,680
121,000		Sumitomo Heavy Industries Ltd	772,172
714,000		Sumitomo Metal Industries Ltd	1,671,490
111,000		Sumitomo Metal Mining Co Ltd	1,824,691
285,000		Sumitomo Mitsui Financial Group, Inc	9,689,995
77,000		Sumitomo Realty & Development Co Ltd	1,873,599
39,900		Sumitomo Rubber Industries, Inc	421,347
300,000		Sumitomo Trust & Banking Co Ltd	1,809,353
40,000		Suruga Bank Ltd	373,780
12,900		Suzuken Co Ltd	368,235
70,400	*	Suzuki Motor Corp	1,709,238
7,600		Sysmex Corp	496,826
59,150		T&D Holdings, Inc	1,489,624
233,000		Taisei Corp	557,902
29,000		Taisho Pharmaceutical Co Ltd	642,114
59,000		Taiyo Nippon Sanso Corp	502,781
54,000		Takashimaya Co Ltd	445,328
159,400		Takeda Pharmaceutical Co Ltd	7,683,197
47,700		Tanabe Seiyaku Co Ltd	762,496
26,000		TDK Corp	1,712,720
201,000		Teijin Ltd	969,145
35,800		Terumo Corp	1,857,826
26,500		THK Co Ltd	691,089
166,000		Tobu Railway Co Ltd	917,303
25,500		Toho Co Ltd	420,234
103,000		Toho Gas Co Ltd	527,710
89,800		Tohoku Electric Power Co, Inc	1,996,386
72,000		Tokuyama Corp	377,848
302,000		Tokyo Electric Power Co, Inc	7,332,042
35,900		Tokyo Electron Ltd	2,346,935
542,000		Tokyo Gas Co Ltd	2,356,718
27,500		Tokyo Steel Manufacturing Co Ltd	292,801
88,000		Tokyo Tatemono Co Ltd	405,086
229,000		Tokyu Corp	1,039,091
104,000		Tokyu Land Corp	534,715
58,000		TonenGeneral Sekiyu KK	653,399
110,000		Toppan Printing Co Ltd	1,000,466
315,000		Toray Industries, Inc	2,092,926
841,000	*	Toshiba Corp	4,985,938
104,000		Tosoh Corp	337,813
56,000		Toto Ltd	400,959
32,600		Toyo Seikan Kaisha Ltd	611,145
19,000		Toyo Suisan Kaisha Ltd	405,413
12,600	*	Toyoda Gosei Co Ltd	294,779
13,000	*	Toyota Boshoku Corp	230,913
36,100	*	Toyota Industries Corp	1,147,004
584,400	*	Toyota Motor Corp	24,059,477
43,100		Toyota Tsusho Corp	757,557
20,600	*	Trend Micro, Inc	622,298
12,300		Tsumura & Co	386,765
211,000		UBE Industries Ltd	636,671
26,200		Uni-Charm Corp	1,009,390

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

41,600		UNY Co Ltd	$403,021
20,000		Ushio, Inc	405,300
5,380		USS Co Ltd	431,731
347		West Japan Railway Co	1,324,746
2,931		Yahoo! Japan Corp	1,103,900
20,900		Yakult Honsha Co Ltd	590,904
16,640		Yamada Denki Co Ltd	1,129,080
47,000		Yamaguchi Financial Group, Inc	472,025
30,500		Yamaha Corp	374,274
56,200	*	Yamaha Motor Co Ltd	1,039,966
9,600		Yamato Kogyo Co Ltd	288,602
80,200		Yamato Transport Co Ltd	1,220,198
24,000		Yamazaki Baking Co Ltd	286,404
53,000		Yaskawa Electric Corp	574,013
48,100	*	Yokogawa Electric Corp	386,754

		TOTAL JAPAN	518,949,920

JERSEY, C.I. - 0.1%
19,429		Randgold Resources Ltd	1,480,924

		TOTAL JERSEY, C.I.	1,480,924

KAZAKHSTAN - 0.0%
54,262		Eurasian Natural Resources Corp	874,440

		TOTAL KAZAKHSTAN	874,440

LUXEMBOURG - 0.4%
182,377		ArcelorMittal	6,652,777
15,616		Millicom International Cellular S.A.	1,476,774
62,506		SES Global S.A.	1,505,479

		TOTAL LUXEMBOURG	9,635,030

MACAU - 0.1%
502,800	*	Sands China Ltd	1,248,259
348,800		Wynn Macau Ltd	971,586

		TOTAL MACAU	2,219,845

MALAYSIA - 0.1%
1,279,400	*	Genting International plc	2,032,015

		TOTAL MALAYSIA	2,032,015

MEXICO - 0.0%
38,577		Fresnillo plc	800,675

		TOTAL MEXICO	800,675

NETHERLANDS - 4.6%
338,226	*	Aegon NV	2,503,266
48,581		Akzo Nobel NV	3,034,509
9,119	*	APERAM	373,928
89,996		ASML Holding NV	3,773,295
15,787		Boskalis Westminster	758,204
12,333		Corio NV	805,525

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

32,392		DSM NV	$1,917,227
86,115		European Aeronautic Defence and Space Co	2,483,091
14,263		Fugro NV	1,148,366
24,280		Heineken Holding NV	1,076,813
54,409		Heineken NV	2,738,882
813,065	*	ING Groep NV	9,258,682
250,238		Koninklijke Ahold NV	3,389,446
209,509		Koninklijke Philips Electronics NV	6,527,924
14,884		Koninklijke Vopak NV	719,305
49,659	*	Qiagen NV	915,052
22,967	*	Randstad Holdings NV	1,254,218
147,348		Reed Elsevier NV	1,916,292
751,198		Royal Dutch Shell plc (A Shares)	26,465,863
570,737		Royal Dutch Shell plc (B Shares)	19,887,586
336,160		Royal KPN NV	5,290,519
35,698		SBM Offshore NV	850,355
79,451		TNT NV	2,147,152
345,587		Unilever NV	10,211,062
60,303		Wolters Kluwer NV	1,380,725

		TOTAL NETHERLANDS	110,827,287

NEW ZEALAND - 0.1%
174,017		Auckland International Airport Ltd	301,439
60,233	*	Contact Energy Ltd	286,190
127,643		Fletcher Building Ltd	764,465
117,624		Sky City Entertainment Group Ltd	298,359
449,697		Telecom Corp of New Zealand Ltd	798,139

		TOTAL NEW ZEALAND	2,448,592

NORWAY - 0.8%
37,488		Aker Kvaerner ASA	681,865
203,794		DNB NOR Holding ASA	2,809,534
191,715		Norsk Hydro ASA	1,439,798
165,361		Orkla ASA	1,488,336
109,441	*	Renewable Energy Corp AS	351,105
58,503		SeaDrill Ltd	1,926,735
237,757		Statoil ASA	5,777,591
172,997		Telenor ASA	2,667,476
39,751		Yara International ASA	2,238,303

		TOTAL NORWAY	19,380,743

PORTUGAL - 0.3%
502,193		Banco Comercial Portugues S.A.	403,194
104,531		Banco Espirito Santo S.A.	423,910
49,180		Brisa-Auto Estradas de Portugal S.A.	357,728
54,743		Cimpor Cimentos de Portugal S.A.	367,469
44,391	*	EDP Renovaveis S.A.	263,556
384,870		Energias de Portugal S.A.	1,478,434
48,004		Galp Energia SGPS S.A.	978,830
43,874		Jeronimo Martins SGPS S.A.	661,556
125,059		Portugal Telecom SGPS S.A.	1,458,955

		TOTAL PORTUGAL	6,393,632

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.5%
326,960		Ascendas Real Estate Investment Trust	$536,915
550,000		CapitaLand Ltd	1,555,502
477,330		CapitaMall Trust	712,561
318,000		CapitaMalls Asia Ltd	467,291
119,400		City Developments Ltd	1,065,793
371,000		ComfortDelgro Corp Ltd	460,968
220,000		Cosco Corp Singapore Ltd	378,256
361,500		DBS Group Holdings Ltd	4,262,671
204,000		Fraser and Neave Ltd	1,017,193
372,000	*	Global Logistic Properties	604,831
1,385,647		Golden Agri-Resources Ltd	769,693
21,009		Jardine Cycle & Carriage Ltd	561,509
274,000		Keppel Corp Ltd	2,519,697
167,000		Keppel Land Ltd	588,787
178,250	*	Neptune Orient Lines Ltd	308,997
272,700		Olam International Ltd	652,301
517,520		Oversea-Chinese Banking Corp	4,013,342
202,460		SembCorp Industries Ltd	819,879
176,600		SembCorp Marine Ltd	748,383
110,933		Singapore Airlines Ltd	1,286,759
173,000		Singapore Exchange Ltd	1,149,346
338,000		Singapore Press Holdings Ltd	1,051,963
344,000		Singapore Technologies Engineering Ltd	874,652
1,675,403		Singapore Telecommunications Ltd	4,080,424
126,000		StarHub Ltd	252,086
261,000		United Overseas Bank Ltd	4,058,304
100,000		United Overseas Land Ltd	371,825
408,000		Wilmar International Ltd	1,688,705
310,000		Yangzijiang Shipbuilding	453,028

		TOTAL SINGAPORE	37,311,661

SPAIN - 3.5%
61,466		Abertis Infraestructuras S.A.	1,206,081
4,796		Acciona S.A.	414,836
21,156		Acerinox S.A.	360,110
29,418		ACS Actividades Cons y Servicios S.A.	1,518,468
45,303	*	Amadeus IT Holding S.A.	952,567
902,519		Banco Bilbao Vizcaya Argentaria S.A.	11,066,052
220,026		Banco de Sabadell S.A.	1,053,239
42,586		Banco de Valencia S.A.	206,343
182,236		Banco Popular Espanol S.A.	1,096,037
1,722,841		Banco Santander Central Hispano S.A.	21,094,728
68,787		Bankinter S.A.	469,380
94,232		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,115,706
167,499		Corp Mapfre S.A.	569,377
179,371		Criteria Caixacorp S.A.	1,235,846
38,021		Enagas	801,740
11,131		Fomento de Construcciones y Contratas S.A.	324,746
70,944		Gas Natural SDG S.A.	1,170,727
33,596		Gestevision Telecinco S.A.	422,630

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

28,625		Grifols S.A.	$435,863
183,018		Iberdrola Renovables	689,602
855,184		Iberdrola S.A.	7,317,953
46,739		Inditex S.A.	3,534,262
17,262		Indra Sistemas S.A.	324,615
115,667	*	International Consolidated Airlines	475,095
21,921		Red Electrica de Espana	1,115,703
152,618		Repsol YPF S.A.	4,803,897
870,437		Telefonica S.A.	21,791,808
31,357		Zardoya Otis S.A.	495,971

		TOTAL SPAIN	86,063,382

SWEDEN - 3.2%
72,389		Alfa Laval AB	1,541,541
65,976		Assa Abloy AB (Class B)	1,795,303
140,013		Atlas Copco AB (A Shares)	3,360,787
81,528		Atlas Copco AB (B Shares)	1,774,032
57,168		Boliden AB	1,192,739
49,076		Electrolux AB (Series B)	1,398,478
639,527		Ericsson (LM) (B Shares)	7,884,610
42,994		Getinge AB (B Shares)	1,045,479
217,119		Hennes & Mauritz AB (B Shares)	7,111,812
63,609		Hexagon AB (B Shares)	1,366,560
10,661		Holmen AB (B Shares)	404,508
90,100		Husqvarna AB (B Shares)	749,303
24,190		Industrivarden AB	403,205
97,459		Investor AB (B Shares)	2,253,426
46,343		Kinnevik Investment AB (Series B)	1,032,137
11,163		Modern Times Group AB (B Shares)	775,737
685,096		Nordea Bank AB	8,312,557
21,139		Ratos AB (B Shares)	793,651
210,423		Sandvik AB	4,131,077
66,286		Scania AB (B Shares)	1,487,097
66,624		Securitas AB (B Shares)	803,154
298,977		Skandinaviska Enskilda Banken AB (Class A)	2,712,089
80,846		Skanska AB (B Shares)	1,637,800
81,720		SKF AB (B Shares)	2,333,925
38,781		Ssab Svenskt Stal AB (Series A)	637,281
121,806		Svenska Cellulosa AB (B Shares)	2,124,245
104,595		Svenska Handelsbanken (A Shares)	3,562,165
152,941	*	Swedbank AB (A Shares)	2,398,563
47,780		Swedish Match AB	1,376,720
67,722		Tele2 AB (B Shares)	1,496,902
469,922		TeliaSonera AB	3,866,804
293,830	*	Volvo AB (B Shares)	5,092,951

		TOTAL SWEDEN	76,856,638

SWITZERLAND - 7.5%
464,834		ABB Ltd	10,981,666
20,702	*	Actelion Ltd	1,119,531
26,147		Adecco S.A.	1,693,552
17,751		Aryzta AG.	780,428

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

10,560		Baloise Holding AG.	$1,086,816
109,264		Compagnie Financiere Richemont S.A.	5,947,605
238,961		Credit Suisse Group	10,668,304
8,114		Geberit AG.	1,713,608
1,758		Givaudan S.A.	1,742,004
51,303		Holcim Ltd	3,591,101
43,540		Julius Baer Group Ltd	1,970,226
43,464		Julius Baer Holding AG.	775,206
11,067		Kuehne & Nagel International AG.	1,431,114
188		Lindt & Spruengli AG.	490,444
25		Lindt & Spruengli AG. (Reg)	730,510
35,273	*	Logitech International S.A.	661,510
9,935		Lonza Group AG.	783,082
733,862		Nestle S.A.	39,647,461
447,053		Novartis AG.	24,887,360
5,911		Pargesa Holding S.A.	521,164
9,359		Phonak Holding AG.	1,173,318
148,873		Roche Holding AG.	22,649,235
9,902		Schindler Holding AG.	1,106,266
4,649		Schindler Holding AG. (Reg)	516,643
1,164		SGS S.A.	1,892,871
413		Sika AG.	905,233
135,321		STMicroelectronics NV	1,636,774
1,811		Straumann Holding AG.	443,824
6,435		Swatch Group AG.	2,581,756
9,061		Swatch Group AG. Reg	651,974
6,600		Swiss Life Holding	1,054,254
75,243		Swiss Reinsurance Co	4,301,339
5,049		Swisscom AG.	2,227,466
20,115		Syngenta AG.	6,486,886
12,790		Synthes, Inc	1,688,303
771,642	*	UBS AG. (Switzerland)	13,815,751
30,556		Zurich Financial Services AG.	8,354,502

		TOTAL SWITZERLAND	182,709,087

TAIWAN - 0.0%
412,000	*	Foxconn International Holdings Ltd	292,946

		TOTAL TAIWAN	292,946

UNITED KINGDOM - 18.8%
204,773		3i Group plc	1,015,358
60,528		Acergy S.A.	1,478,269
42,214		Admiral Group plc	1,110,821
54,033		Aggreko plc	1,243,062
71,804		AMEC plc	1,378,805
279,692		Anglo American plc (London)	13,712,731
83,270		Antofagasta plc	1,874,521
278,192		ARM Holdings plc	2,291,883
75,330		Associated British Foods plc	1,281,358
303,858		AstraZeneca plc	14,814,258
44,905	*	Autonomy Corp plc	1,076,453
586,681		Aviva plc	4,172,339

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

76,127		Babcock International Group	$703,718
715,668		BAE Systems plc	3,920,350
148,369		Balfour Beatty plc	796,565
2,423,681		Barclays plc	11,351,213
716,961		BG Group plc	16,087,603
467,748		BHP Billiton plc	17,860,405
3,980,342		BP plc	31,276,905
123,216	*	British Airways plc	506,066
423,281		British American Tobacco plc	15,632,939
190,593		British Land Co plc	1,580,837
238,555		British Sky Broadcasting plc	2,885,077
1,653,709		BT Group plc	4,655,650
68,984		Bunzl plc	840,407
94,427		Burberry Group plc	1,622,778
523,300		Cable & Wireless Worldwide	593,061
295,661	*	Cairn Energy plc	1,961,055
128,208		Capita Group plc	1,393,810
38,063		Carnival plc	1,734,160
1,095,834		Centrica plc	5,611,354
242,917		Cobham plc	815,816
393,205		Compass Group plc	3,495,756
17,952		Delta Lloyd NV	453,117
531,538		Diageo plc	10,218,530
65,322	*	Essar Energy plc	541,514
213,329		Experian Group Ltd	2,647,797
95,167		Firstgroup plc	570,934
1,100,409		GlaxoSmithKline plc	19,869,386
304,982		Group 4 Securicor plc	1,313,043
150,654		Hammerson plc	1,035,746
183,074		Home Retail Group	632,472
3,719,462		HSBC Holdings plc	40,553,455
117,414		ICAP plc	1,011,100
216,298		Imperial Tobacco Group plc	6,174,135
89,684		Inmarsat plc	977,111
59,921		Intercontinental Hotels Group plc	1,263,647
319,842		International Power plc	2,162,143
33,905		Intertek Group plc	943,319
167,238		Invensys plc	901,058
105,846		Investec plc	811,038
799,973	*	ITV plc	994,215
259,631		J Sainsbury plc	1,586,113
46,163		Johnson Matthey plc	1,423,334
44,700		Kazakhmys plc	1,077,069
505,918		Kingfisher plc	2,038,117
159,481		Land Securities Group plc	1,723,087
1,262,835		Legal & General Group plc	2,247,025
101,461		Liberty International plc	597,147
8,636,930	*	Lloyds TSB Group plc	8,734,675
33,837		London Stock Exchange Group plc	458,093
34,219		Lonmin plc	905,675
373,287		Man Group plc	1,757,995
334,080		Marks & Spencer Group plc	1,904,963

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

733,037		National Grid plc	$6,501,087
37,366		Next plc	1,181,551
1,143,603		Old Mutual plc	2,300,749
169,436		Pearson plc	2,788,230
54,273		Petrofac Ltd	1,359,264
539,875		Prudential plc	5,850,402
130,951		Reckitt Benckiser Group plc	7,117,497
255,909		Reed Elsevier plc	2,264,279
309,346		Resolution Ltd	1,294,877
182,252		Rexam plc	996,585
307,182		Rio Tinto plc	21,096,038
387,741		Rolls-Royce Group plc	3,962,020
726,765		Royal & Sun Alliance Insurance Group plc	1,583,743
3,716,292	*	Royal Bank of Scotland Group plc	2,478,038
201,830		SABMiller plc	6,531,577
265,455		Sage Group plc	1,253,090
23,491		Schroders plc	677,983
193,815		Scottish & Southern Energy plc	3,598,175
158,715		Segro plc	757,861
104,797		Serco Group plc	924,878
49,558		Severn Trent plc	1,085,444
187,955		Smith & Nephew plc	2,097,592
82,915		Smiths Group plc	1,806,474
494,599		Standard Chartered plc	12,881,087
484,030		Standard Life plc	1,776,968
1,702,545		Tesco plc	10,974,746
185,422		Thomas Cook Group plc	566,331
127,805		TUI Travel plc	517,812
190,276		Tullow Oil plc	4,048,142
272,456		Unilever plc	7,911,133
148,236		United Utilities Group plc	1,290,368
11,173,272		Vodafone Group plc	31,358,893
46,002		Weir Group plc	1,167,927
35,954		Whitbread plc	998,378
450,029		WM Morrison Supermarkets plc	1,920,082
60,471	*	Wolseley plc	2,105,776
262,278		WPP plc	3,243,562
436,463		Xstrata plc	9,666,841

		TOTAL UNITED KINGDOM	458,237,916

UNITED STATES - 1.2%
401,250	d	iShares MSCI EAFE Index Fund	23,850,299
68,043	*	Transocean Ltd	5,391,815

		TOTAL UNITED STATES	29,242,114

		TOTAL COMMON STOCKS	2,422,677,302

		(Cost $2,294,450,856)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	GPT Group	0

		TOTAL AUSTRALIA	0

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	MATURITY DATE	VALUE

HONG KONG - 0.0%
23,245	m	Shangri-La Asia Ltd		$865

		TOTAL HONG KONG		865

SPAIN - 0.0%
1,722,841		Banco Santander S.A.		325,518

		TOTAL SPAIN		325,518

		TOTAL RIGHTS / WARRANTS		326,383

		(Cost $267,809)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.8%
$20,575,000	Federal Home Loan Bank	02/01/11	20,575,000

	TOTAL GOVERNMENT AGENCY DEBT		20,575,000

	TOTAL SHORT-TERM INVESTMENTS		20,575,000

	(Cost $20,575,000)

	TOTAL INVESTMENTS - 100.3%		2,443,578,685
	(Cost $2,315,293,665)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%		(8,420,931)

	NET ASSETS - 100.0%		$2,435,157,754

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures contracts.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$611,691,981	25.2%
INDUSTRIALS	307,446,471	12.6
MATERIALS	262,202,206	10.8
CONSUMER DISCRETIONARY	249,105,803	10.2
CONSUMER STAPLES	228,756,441	9.4
ENERGY	196,724,651	8.1
HEALTH CARE	192,120,620	7.9
TELECOMMUNICATION SERVICES	132,709,390	5.4
UTILITIES	122,634,860	5.0
INFORMATION TECHNOLOGY	119,611,262	4.9
SHORT - TERM INVESTMENTS	20,575,000	0.8
OTHER ASSETS & LIABILITIES, NET	(8,420,931)	(0.3)

NET ASSETS	$2,435,157,754	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

EQUITY-LINKED NOTES - 3.8%

INDIA - 3.8%
$ 4,900,000	*,g,m	Morgan Stanley, MSCI India Total Return Index	0.600%	03/03/11	$5,075,665

		TOTAL INDIA			5,075,665

		TOTAL EQUITY-LINKED NOTES			5,075,665

		(Cost $4,900,000)

SHARES		COMPANY

COMMON STOCKS - 94.4%

BRAZIL - 14.9%
3,958		AES Tiete S.A.	55,751
11,800		All America Latina Logistica S.A.	99,669
4,405		Amil Participacoes S.A.	42,519
4,485		Anhanguera Educacional Participacoes S.A.	95,111
700		B2W Companhia Global Do Varejo	11,863
951	*	Banco Bradesco S.A.	17,571
66,053		Banco Bradesco S.A.(Preference)	1,220,452
20,086		Banco do Brasil S.A.	358,595
6,868		Banco do Estado do Rio Grande do Sul	67,570
78,961		Banco Itau Holding Financeira S.A.	1,685,847
22,939		Banco Santander Brasil S.A.	266,001
67,874		BM&FBOVESPA S.A.	474,359
7,800		BR Malls Participacoes S.A.	71,123
8,065		Bradespar S.A.	221,201
10,700		Brasil Telecom S.A. (Preference)	83,125
5,915	*	Braskem S.A.	74,410
5,700		Brookfield Incorporacoes S.A.	26,261
9,876		Centrais Eletricas Brasileiras S.A.	132,711
8,192		Centrais Eletricas Brasileiras S.A. (Preference)	132,442
1,300		Cia de Transmissao de Energia Electrica Paulista	39,781
3,635		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	136,900
22,042		Companhia Brasileira de Meios de Pagamento	163,568
7,089		Companhia de Concessoes Rodoviarias	195,750
4,000		Companhia de Saneamento Basico do Estado de Sao Paulo	97,903
13,649		Companhia Energetica de Minas Gerais	224,352
5,820		Companhia Energetica de Sao Paulo (Class B)	99,400
4,185		Companhia Hering	64,271
3,795		Companhia Paranaense de Energia	96,756
26,430		Companhia Siderurgica Nacional S.A.	439,192
45,100		Companhia Vale do Rio Doce	1,544,322
69,273		Companhia Vale do Rio Doce (Preference)	2,118,979
4,636		Cosan SA Industria e Comercio	72,393

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,400		CPFL Energia S.A.	$83,707
9,805		Cyrela Brazil Realty S.A.	108,288
8,478		Diagnosticos da America S.A.	102,990
6,628		EcoRodovias Infraestrutura e Logistica S.A.	51,690
2,200		EDP - Energias do Brasil S.A.	49,426
3,300		Eletropaulo Metropolitana de Sao Paulo S.A.	64,339
19,979		Empresa Brasileira de Aeronautica S.A.	162,042
3,948	*	Fertilizantes Fosfatados S.A.	45,118
6,063	*	Fibria Celulose S.A.	93,585
10,800		Gafisa S.A.	66,150
23,075		Gerdau S.A. Preference	295,541
2,100		Gol Linhas Aereas Inteligentes S.A.	29,996
9,882	*	Hypermarcas S.A.	117,615
79,843		Investimentos Itau S.A. - PR	564,713
19,364		JBS S.A.	73,183
15,020		Klabin S.A.	51,179
3,482		Localiza Rent A Car	52,326
6,800		Lojas Americanas S.A.	54,622
4,430		Lojas Renner S.A.	128,625
5,574		Marfrig Alimentos S.A.	45,075
9,917		Metalurgica Gerdau S.A.	151,645
8,361	*	MMX Mineracao e Metalicos S.A.	50,208
10,756		MRV Engenharia e Participacoes S.A.	90,980
700		Multiplan Empreendimentos Imobiliarios S.A.	13,434
6,192		Natura Cosmeticos S.A.	158,612
3,551		Odontoprev S.A.	47,930
45,191		OGX Petroleo e Gas Participacoes S.A.	466,563
37,448		PDG Realty S.A.	207,126
22,956		Perdigao S.A.	376,644
101,972		Petroleo Brasileiro S.A.	1,838,243
142,346		Petroleo Brasileiro S.A. (Preference)	2,313,299
4,381		Porto Seguro S.A.	68,332
98,000		PT International Nickel Indonesia Tbk	50,307
12,132		Redecard S.A.	149,926
5,359		Rossi Residencial SA	42,147
9,401		Satipel Industrial S.A.	90,234
2,769		Souza Cruz S.A.	132,258
4,405		Sul America SA	48,649
6,942		Suzano Papel e Celulose S.A.	60,385
1,700		Tam S.A. (Preference)	37,335
1,600		Tele Norte Leste Participacoes S.A.	34,919
8,968		Tele Norte Leste Participacoes S.A. (Preference)	142,997
800		Telemar Norte Leste S.A.	24,169
5,643		Telesp Celular Participacoes S.A.	189,573
21,475		Tim Participacoes S.A.	79,358
400		Totvus S.A.	38,873
4,700		Tractebel Energia S.A.	72,744
2,645		Ultrapar Participacoes S.A.	166,924
6,605		Usinas Siderurgicas de Minas Gerais S.A.	99,019
16,317		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	190,191

		TOTAL BRAZIL	20,103,382

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

CANADA - 0.0%
		Gold Wheaton Gold Corp (GDR) (purchased 1/31/11, cost
687	*,f	$6,703)	$6,697

		TOTAL CANADA	6,697

CHILE - 1.6%
92,973		AES Gener S.A.	45,832
858		Banco de Credito e Inversiones	57,531
1,706,324		Banco Santander Chile S.A.	138,958
2,707		CAP S.A.	135,014
32,200		Centros Comerciales Sudamericanos S.A.	217,243
267,348		Colbun S.A.	69,991
2,690,040		CorpBanca S.A.	44,314
116,937		Empresa Nacional de Electricidad S.A.	202,558
3,905		Empresa Nacional de Telecomunicaciones S.A.	66,269
3,928		Empresas CMPC S.A.	191,035
16,065		Empresas COPEC S.A.	275,452
466,019		Enersis S.A.	193,853
3,928		Lan Airlines S.A.	110,394
8,227		SACI Falabella	82,236
3,236		Sociedad Quimica y Minera de Chile S.A. (Class B)	173,439
4,311		United Breweries Co, Inc	46,661
19,559		Vina Concha Y Toro S.A.	45,740

		TOTAL CHILE	2,096,520

CHINA - 15.3%
52,000		Agile Property Holdings Ltd	77,846
596,000	*	Agricultural Bank of China	294,885
78,000	*	Air China Ltd	80,898
44,500		Alibaba.com Ltd	88,191
142,000	*	Aluminum Corp of China Ltd	140,451
40,000		Angang New Steel Co Ltd	59,409
28,000		Anhui Conch Cement Co Ltd	130,437
32,000		Anta Sports Products Ltd	51,535
2,174,000		Bank of China Ltd	1,135,613
235,000		Bank of Communications Co Ltd	225,339
35,000		BBMG Corp	47,478
78,000		Beijing Capital International Airport Co Ltd	41,718
18,500		Beijing Enterprises Holdings Ltd	108,841
100,000		Bosideng International Holdings Ltd	31,158
86,000	*	Brilliance China Automotive Holdings Ltd	64,990
19,000		Byd Co Ltd	93,633
62,000		China Agri-Industries Holdings Ltd	66,841
66,000		China BlueChemical Ltd	54,796
223,000		China Citic Bank	146,232
124,000		China Coal Energy Co	182,910
153,000		China Communications Construction Co Ltd	124,522
76,000		China Communications Services Corp Ltd	46,590
1,664,350		China Construction Bank	1,470,874
107,000		China Dongxiang Group Co	46,888
32,000		China Everbright Ltd	66,967
44,000		China High Speed Transmission Equipment Group Co Ltd	68,338

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

28,600	*	China Insurance International Holdings Co Ltd	$80,562
258,000		China Life Insurance Co Ltd	1,006,064
69,000	*	China Longyuan Power Group Corp	62,242
137,500		China Merchants Bank Co Ltd	326,219
38,310		China Merchants Holdings International Co Ltd	167,522
143,000		China Minsheng Banking Corp Ltd	121,711
208,000		China Mobile Hong Kong Ltd	2,044,613
52,000		China National Building Material Co Ltd	130,582
45,000		China National Materials Co Ltd	38,785
56,000		China Oilfield Services Ltd	109,302
144,000		China Overseas Land & Investment Ltd	273,469
29,400		China Pacific Insurance Group Co Ltd	117,005
69,500		China Railway Construction Corp	85,935
147,000		China Railway Group Ltd	107,001
42,000		China Resources Enterprise	165,413
60,000		China Resources Power Holdings Co	105,419
66,000		China Shanshui Cement Group Ltd	51,722
118,500		China Shenhua Energy Co Ltd	484,963
15,000		China Shineway Pharmaceutical Group Ltd	37,989
133,000	*	China Shipping Container Lines Co Ltd	61,902
48,000	m	China Shipping Development Co Ltd	58,302
72,000		China South Locomotive and Rolling Stock Corp	103,788
76,000	*	China Southern Airlines Co Ltd	38,907
488,000		China Telecom Corp Ltd	289,448
134,000	*	China Travel International Inv HK	29,680
206,000		China Unicom Ltd	344,125
47,000		China Yurun Food Group Ltd	153,413
67,200		China Zhongwang Holdings Ltd	32,421
39,000		Citic Pacific Ltd	105,470
618,000		CNOOC Ltd	1,375,635
94,500		COSCO Holdings	102,793
58,000		COSCO Pacific Ltd	108,797
161,000		Country Garden Holdings Co Ltd	60,561
122,000		Datang International Power Generation Co Ltd	42,789
13,400		Dongfang Electric Co Ltd	56,986
96,000		Dongfeng Motor Group Co Ltd	170,653
193,000		Evergrande Real Estate Group	103,329
63,000		Fosun International	49,625
148,000		Franshion Properties China Ltd	43,076
254,000	*	GCL Poly Energy Holdings Ltd	119,083
25,000		Golden Eagle Retail Group Ltd	68,900
36,000		Great Wall Motor Co Ltd	57,101
27,500		Greentown China Holdings Ltd	31,558
98,000		Guangdong Investments Ltd	50,246
78,000		Guangzhou Automobile Group Co Ltd	100,829
170,000	*	Guangzhou Investment Co Ltd	41,647
36,800		Guangzhou R&F Properties Co Ltd	54,486
26,000		Hengan International Group Co Ltd	195,167
44,000		Hidili Industry International Development Ltd	37,853
112,000		Huaneng Power International, Inc	62,504
2,103,000		Industrial & Commercial Bank of China	1,573,910
46,000		Jiangsu Express	49,612

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

67,500	*	Jiangsu Rongsheng Heavy Industry Group Co Ltd	$61,469
49,000		Jiangxi Copper Co Ltd	157,948
53,500		KWG Property Holding Ltd	40,044
178,000		Lenovo Group Ltd	103,818
26,500		Li Ning Co Ltd	50,803
46,500		Longfor Properties Co Ltd	69,479
78,000		Lonking Holdings Ltd	45,664
72,000		Maanshan Iron & Steel	40,467
98,000	*	Metallurgical Corp of China Ltd	43,473
60,000		Nine Dragons Paper Holdings Ltd	85,345
47,500		Parkson Retail Group Ltd	81,247
88,000	*	PICC Property & Casualty Co Ltd	110,789
59,500		Ping An Insurance Group Co of China Ltd	595,343
75,000		Poly Hong Kong Investment Ltd	70,379
290,000		Renhe Commercial Holdings Co Ltd	48,505
656,000	*	Semiconductor Manufacturing International	51,408
24,000		Shandong Weigao Group Medical Polymer Co Ltd	62,343
110,000		Shanghai Electric Group Co Ltd	66,415
20,000		Shanghai Industrial Holdings Ltd	80,804
59,000		Shimao Property Holdings Ltd	90,095
110,195		Shui On Land Ltd	53,166
84,000		Sinochem Hong Kong Holding Ltd	46,967
117,000		Sino-Ocean Land Holdings Ltd	78,226
96,000		Sinopec Shanghai Petrochemical Co Ltd	58,645
20,800		Sinopharm Group Co	73,892
31,500		Sinotruk Hong Kong Ltd	29,397
79,500		Soho China Ltd	62,969
34,900		Tencent Holdings Ltd	910,773
60,000		Tingyi Cayman Islands Holding Corp	147,317
12,000		Tsingtao Brewery Co Ltd	55,444
213,000		Want Want China Holdings Ltd	177,639
14,000		Weichai Power Co Ltd	95,940
21,000		Wumart Stores	44,301
26,000		Xinao Gas Holdings Ltd	78,160
68,000		Yanzhou Coal Mining Co Ltd	198,794
16,500		Zhaojin Mining Industry Co Ltd	60,903
56,000		Zhejiang Expressway Co Ltd	52,297
17,000		Zhuzhou CSR Times Electric Co Ltd	65,665
146,000		Zijin Mining Group Co Ltd	116,030
18,800		ZTE Corp	74,827

		TOTAL CHINA	20,675,684

COLOMBIA - 0.7%
4,661		Almacenes Exito S.A.	57,411
6,314		BanColombia S.A.	91,364
8,150		BanColombia S.A. (Preference)	119,153
7,505		Cementos Argos S.A.	45,979
2,692	*	Corp Financiera Colombiana S.A.	50,602
142,696		Ecopetrol S.A.	303,381
14,272		Interconexion Electrica S.A.	100,889
9,870		Inversiones Argos S.A.	101,486
7,103		Suramericana de Inversiones S.A.	134,277

		TOTAL COLOMBIA	1,004,542

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

CZECH REPUBLIC - 0.4%
5,704		CEZ AS	$268,974
551	*	Komercni Banka AS	131,848
5,000		Telefonica O2 Czech Republic AS	114,188

		TOTAL CZECH REPUBLIC	515,010

EGYPT - 0.4%
16,966		Commercial International Bank	105,157
19,310		Egypt Kuwait Holding Co	24,270
924		Egyptian Co for Mobile Services	20,885
9,649		Egyptian Financial Group-Hermes Holding	43,264
7,215		El Ezz Steel Co	19,622
1,508		ElSwedy Cables Holding Co	11,776
1,766		National Societe Generale Bank SAE	12,895
3,020		Orascom Construction Industries	116,844
82,651		Orascom Telecom Holding SAE	50,752
25,698	*	Talaat Moustafa Group	28,643
13,486		Telecom Egypt	36,711

		TOTAL EGYPT	470,819

GERMANY - 0.0%
3,330		Magyar Telekom	9,034

		TOTAL GERMANY	9,034

HONG KONG - 1.0%
149,000		Belle International Holdings Ltd	256,192
106,000		Chaoda Modern Agriculture	76,429
76,000	m	China Gas Holdings Ltd	33,045
41,000		China Mengniu Dairy Co Ltd	114,782
76,000	*	China Resources Cement Holdings Ltd	57,980
72,000		China Resources Land Ltd	130,489
110,000		Fushan International Energy Group Ltd	74,910
140,000		Geely Automobile Holdings Ltd	66,305
381,000	*	GOME Electrical Appliances Holdings Ltd	144,635
84,000		Hengdeli Holdings Ltd	47,558
28,000		Hopson Development Holdings Ltd	31,910
58,000		Huabao International Holdings Ltd	86,255
21,500		Kingboard Chemical Holdings Ltd	122,925
64,000		Lee & Man Paper Manufacturing Ltd	44,651
66,000		Skyworth Digital Holdings Ltd	41,531

		TOTAL HONG KONG	1,329,597

HUNGARY - 0.4%
1,500	*	MOL Hungarian Oil and Gas plc	168,140
8,434	*	OTP Bank Rt	235,689
513		Richter Gedeon Nyrt	109,211

		TOTAL HUNGARY	513,040

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INDIA - 3.2%
4,082		Adani Enterprises Ltd	$50,336
984		Aditya Birla Nuvo Ltd	16,171
11,782		Ambuja Cements Ltd	32,503
1,110		Associated Cement Co Ltd	24,053
906		Bajaj Holdings and Investment Ltd	24,701
1,958		Bharat Heavy Electricals	94,862
1,828		Bharat Petroleum Corp Ltd	24,405
6,796	*	Cairn India Ltd	48,804
1,994		Canara Bank	26,273
6,016		Cipla Ltd	43,631
8,825	*	Coal India Ltd	58,503
4,192		DLF Ltd	20,532
1,770		Dr Reddy’s Laboratories Ltd	62,558
6,562		GAIL India Ltd	67,499
22,100	*	GMR Infrastructure Ltd	19,038
2,976		HCL Technologies Ltd	31,918
4,439		HDFC Bank Ltd	198,382
829		Hero Honda Motors Ltd	29,533
18,513		Hindalco Industries Ltd	93,153
1,566	*	Housing Development & Infrastruture Ltd	4,499
13,865		Housing Development Finance Corp	190,401
12,749		ICICI Bank Ltd	285,888
2,954	*	Indiabulls Real Estate Ltd	7,768
6,165		IndusInd Bank Ltd	30,224
7,213		Infosys Technologies Ltd	490,722
16,708		Infrastructure Development Finance Co Ltd	53,933
36,252		ITC Ltd	128,811
18,204		Jaiprakash Associates Ltd	33,179
6,245		Jindal Steel & Power Ltd	90,607
1,621		JSW Steel Ltd	32,120
4,971		Kotak Mahindra Bank Ltd	41,873
3,374		Larsen & Toubro Ltd	120,898
1,850		LIC Housing Finance Ltd	7,266
3,494		Lupin Ltd	32,189
3,642		Mahindra & Mahindra Ltd	56,721
692		Maruti Udyog Ltd	18,974
15,630		NTPC Ltd	64,387
2,137		Piramal Healthcare Ltd	20,521
2,195	*	Ranbaxy Laboratories Ltd	26,138
2,069		Reliance Capital Ltd	23,730
10,393		Reliance Communication Ventures Ltd	27,842
2,135		Reliance Energy Ltd	33,022
20,607		Reliance Industries Ltd	413,312
10,869	*	Reliance Power Ltd	32,036
5,745		Rural Electrification Corp Ltd	30,583
6,409	*	Satyam Computer Services Ltd	8,407
6,256		Sesa Goa Ltd	44,692
1,661		Siemens India Ltd	30,895
524	f	State Bank of India Ltd (GDR) (purchased 11/10/10, cost $70,149)	61,570
8,975		Steel Authority Of India	31,643
22,644		Sterlite Industries India Ltd	81,385

TIAA -CREF FUNDS- Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,452		Sun Pharmaceuticals Industries Ltd	$52,490
13,086	*	Suzlon Energy Ltd	14,077
7,537		Tata Consultancy Services Ltd	190,684
4,181		Tata Motors Ltd	104,739
1,744		Tata Power Co Ltd	47,314
4,945		Tata Steel Ltd	69,104
1,670		Ultra Tech Cement Ltd	36,555
12,124		Unitech Ltd	12,770
5,385		United Phosphorus Ltd	16,048
1,513		United Spirits Ltd	41,018
3,397		UTI Bank Ltd	92,263
8,291		Wipro Ltd	79,318
4,653		ZEE Telefilms Ltd	11,696

		TOTAL INDIA	4,291,167

INDONESIA - 2.1%
342,000		Adaro Energy Tbk	85,832
394,000		Bank Rakyat Indonesia	212,564
141,000		PT Aneka Tambang Tbk	34,227
16,000		PT Astra Agro Lestari Tbk	38,684
70,500		PT Astra International Tbk	383,869
365,000		PT Bank Central Asia Tbk	229,272
92,000		PT Bank Danamon Indonesia Tbk	60,813
263,000		PT Bank Mandiri Persero Tbk	174,388
274,693		PT Bank Negara Indonesia	98,430
622,000		PT Bumi Resources Tbk	189,302
294,000		PT Charoen Pokphand Indonesia Tbk	48,731
21,000		PT Gudang Garam Tbk	86,778
14,500		PT Indo Tambangraya Megah	74,655
54,500		PT Indocement Tunggal Prakarsa Tbk	82,129
163,500		PT Indofood Sukses Makmur Tbk	85,328
178,000		PT Kalbe Farma Tbk	55,992
390,500		PT Perusahaan Gas Negara	183,622
109,500		PT Semen Gresik Persero Tbk	94,297
30,000		PT Tambang Batubara Bukit Asam Tbk	65,834
355,000		PT Telekomunikasi Indonesia Tbk (Series B)	297,042
50,000		PT Unilever Indonesia Tbk	83,557
54,000		PT United Tractors Tbk	128,378

		TOTAL INDONESIA	2,793,724

KOREA, REPUBLIC OF - 14.2%
109		Amorepacific Corp	105,666
2,087	*	Celltrion, Inc	67,041
1,613		Cheil Industries, Inc	173,203
315		CJ CheilJedang Corp	54,213
3,000		Daegu Bank	41,604
1,017		Daelim Industrial Co	113,250
3,680		Daewoo Engineering & Construction Co Ltd	45,393
1,290		Daewoo International Corp	43,819
4,530		Daewoo Securities Co Ltd	106,472
3,470		Daewoo Shipbuilding & Marine Engineering Co Ltd	126,874
532		DC Chemical Co Ltd	180,404

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,620		Dongbu Insurance Co Ltd	$65,785
1,480		Dongkuk Steel Mill Co Ltd	47,523
391		Doosan Corp	58,433
1,550		Doosan Heavy Industries and Construction Co Ltd	109,209
3,150	*	Doosan Infracore Co Ltd	84,325
434		GLOVIS Co Ltd	60,521
1,288		GS Engineering & Construction Corp	136,858
1,840		GS Holdings Corp	137,181
6,110		Hana Financial Group, Inc	242,845
786		Hanjin Heavy Industries & Construction Co Ltd	26,977
1,950		Hanjin Shipping Co Ltd	64,567
2,060		Hankook Tire Co Ltd	50,974
3,080		Hanwha Chemical Corp	111,510
1,681		Hanwha Corp	85,929
501		Honam Petrochemical Corp	162,227
17,560	*	Hynix Semiconductor, Inc	465,792
865		Hyosung Corp	71,100
351		Hyundai Department Store Co Ltd	41,114
2,140		Hyundai Development Co	71,495
2,389		Hyundai Engineering & Construction Co Ltd	185,683
1,325		Hyundai Heavy Industries	575,026
920		Hyundai Merchant Marine Co Ltd	27,645
413		Hyundai Mipo Dockyard	75,992
2,374		Hyundai Mobis	548,708
5,286		Hyundai Motor Co	846,427
1,410		Hyundai Motor Co Ltd (2nd Preference)	83,439
950		Hyundai Motor Co Ltd (Preference)	52,462
4,610		Hyundai Securities Co	58,606
1,966		Hyundai Steel Co	244,725
4,740		Industrial Bank Of Korea	72,027
3,590		Kangwon Land, Inc	83,325
11,451		KB Financial Group, Inc	590,919
184		KCC Corp	56,095
8,270		Kia Motors Corp	405,176
9,100	*	Korea Electric Power Corp	230,636
7,820		Korea Exchange Bank	73,433
970		Korea Gas Corp	36,274
1,120		Korea Investment Holdings Co Ltd	50,621
6,940		Korea Life Insurance Co Ltd	48,401
318		Korea Zinc Co Ltd	84,716
752		Korean Air Lines Co Ltd	48,879
3,340		KT Corp	124,699
3,910		KT&G Corp	206,368
1,618		LG Chem Ltd	608,858
311		LG Chem Ltd (Preference)	44,884
3,354		LG Corp	255,397
2,917		LG Electronics, Inc	305,022
820		LG Electronics, Inc (Preference)	31,886
286		LG Household & Health Care Ltd	104,016
266		LG Innotek Co Ltd	33,455
7,060		LG Telecom Ltd	41,276
8,210		LG.Philips LCD Co Ltd	279,189

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

27		Lotte Confectionery Co Ltd	$34,144
291		Lotte Shopping Co Ltd	117,818
680		LS Cable Ltd	62,378
610		LS Industrial Systems Co Ltd	41,661
201		MANDO CORP	26,107
939		Mirae Asset Securities Co Ltd	42,153
506		Ncsoft	87,236
1,391	*	NHN Corp	248,100
2,270		POSCO	922,332
3,980		Pusan Bank	48,175
567		S1 Corp (Korea)	27,294
1,614		Samsung Card Co	79,831
4,407		Samsung Corp	281,764
1,869		Samsung Electro-Mechanics Co Ltd	217,338
3,816		Samsung Electronics Co Ltd	3,350,393
720		Samsung Electronics Co Ltd (Preference)	427,652
1,072		Samsung Engineering Co Ltd	189,309
1,257		Samsung Fire & Marine Insurance Co Ltd	260,002
5,740		Samsung Heavy Industries Co Ltd	219,236
1,794		Samsung Life Insurance Co Ltd	165,279
1,058		Samsung SDI Co Ltd	147,553
1,812		Samsung Securities Co Ltd	143,306
1,362		Samsung Techwin Co Ltd	114,310
708		Seoul Semiconductor Co Ltd	25,905
14,046		Shinhan Financial Group Co Ltd	623,502
501		Shinsegae Co Ltd	257,358
360		SK C&C Co Ltd	32,833
934		SK Corp	138,702
2,110		SK Energy Co Ltd	386,990
3,580		SK Networks Co Ltd	39,594
228		SK Telecom Co Ltd	33,506
8,000		SK Telecom Co Ltd (ADR)	138,400
1,600		S-Oil Corp	159,411
3,220		STX Pan Ocean Co Ltd	31,302
3,360		Tong Yang Investment Bank	27,140
910		Woongjin Coway Co Ltd	28,356
8,970		Woori Finance Holdings Co Ltd	114,242
3,300		Woori Investment & Securities Co Ltd	63,846
306		Yuhan Corp	41,070

		TOTAL KOREA, REPUBLIC OF	19,062,097

MALAYSIA - 3.0%
28,900	*	AirAsia BHD	26,098
38,400		Alliance Financial Group BHD	40,002
65,300		AMMB Holdings BHD	141,851
10,200		Asiatic Development BHD	28,234
76,400	*	Berjaya Corp BHD	27,341
28,400		Berjaya Sports Toto BHD	39,150
4,800		British American Tobacco Malaysia BHD	74,071
141,400		Bumiputra-Commerce Holdings BHD	388,476
13,400		Bursa Malaysia BHD	36,535
12,800		Digi.Com BHD	107,033

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

61,200		Gamuda BHD	$76,394
78,500		Genting BHD	274,240
18,500		Hong Leong Bank BHD	55,941
9,500		Hong Leong Credit BHD	27,298
40,300		IJM Corp BHD	86,252
118,600		IOI Corp BHD	222,982
17,500		Kuala Lumpur Kepong BHD	122,383
14,600		Lafarge Malayan Cement BHD	37,502
112,100		Malayan Banking BHD	320,119
81,300		Maxis BHD	142,134
40,900		MISC BHD	111,287
33,200		MMC Corp BHD	30,827
13,231		Parkson Holdings BHD	24,478
72,200	*	Petronas Chemicals Group BHD	144,093
10,700		Petronas Dagangan BHD	42,319
18,300		Petronas Gas BHD	66,963
54,100		PLUS Expressways BHD	77,485
14,700		PPB Group BHD	82,182
38,000		Public Bank BHD (Foreign)	166,324
108,000		Resorts World BHD	118,075
17,200		RHB Capital BHD	47,566
95,400		Sime Darby BHD	286,928
5,700		SP Setia BHD	11,959
42,500		Telekom Malaysia BHD	51,662
87,550		Tenaga Nasional BHD	176,508
91,600	*	TM International BHD	144,267
22,500		UMW Holdings BHD	52,931
25,400		YTL Corp BHD	67,355
80,400		YTL Power International BHD	61,764

		TOTAL MALAYSIA	4,039,009

MEXICO - 4.7%
10,795		Alfa S.A. de C.V. (Class A)	117,570
688,085		America Movil S.A. de C.V. (Series L)	1,959,717
326,187	*	Cemex S.A. de C.V.	308,145
10,160		Coca-Cola Femsa S.A. de C.V.	80,360
38,686	*	Compartamos SAB de C.V.	77,876
6,000	*	Desarrolladora Homex S.A. de C.V.	30,497
15,118		Embotelladoras Arca SAB de C.V.	80,805
75,737		Fomento Economico Mexicano S.A. de C.V.	401,880
18,128		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	70,743
12,930		Grupo Bimbo S.A. de C.V. (Series A)	109,176
22,098		Grupo Carso S.A. de C.V. (Series A1)	63,665
1,815		Grupo Elektra S.A. de C.V.	75,431
50,187		Grupo Financiero Banorte S.A. de C.V.	223,319
30,266		Grupo Financiero Inbursa S.A.	132,082
133,202		Grupo Mexico S.A. de C.V. (Series B)	520,466
22,852		Grupo Modelo S.A. (Series C)	140,849
82,226		Grupo Televisa S.A.	396,116
3,627		Industrias Penoles S.A. de C.V.	120,243
17,300	*	Inmuebles Carso SAB de C.V.	18,397
19,314		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	106,688

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

29,760		Mexichem SAB de C.V.	$106,249
21,440	*	Minera Frisco SAB de C.V.	91,674
7,476		Southern Copper Corp (NY)	335,074
191,447		Telefonos de Mexico S.A. de C.V. (Series L)	166,023
16,222	*	Urbi Desarrollos Urbanos S.A. de C.V	39,261
218,189		Wal-Mart de Mexico S.A. de C.V. (Series V)	606,131

		TOTAL MEXICO	6,378,437

MOROCCO - 0.1%
713		Attijariwafa Bank	36,529
2,891		Douja Promotion Groupe Addoha S.A.	36,323
4,652		Maroc Telecom	87,076

		TOTAL MOROCCO	159,928

NETHERLANDS - 0.1%
14,658		Hindustan Lever Ltd	86,815

		TOTAL NETHERLANDS	86,815

PERU - 0.4%
6,722		Compania de Minas Buenaventura S.A. (ADR) (Series B)	275,602
2,072		Credicorp Ltd (NY)	216,027

		TOTAL PERU	491,629

PHILIPPINES - 0.4%
73,700		Aboitiz Power Corp	46,398
166,400		Alliance Global Group, Inc	43,218
6,690		Ayala Corp	51,452
89,200		Ayala Land, Inc	29,766
18,470		Banco de Oro Universal Bank	21,237
35,500		Bank of the Philippine Islands	41,352
730		Globe Telecom, Inc	12,733
18,480		Jollibee Foods Corp	31,396
10,900		Manila Electric Co	53,051
15,741		Metropolitan Bank & Trust	23,125
1,725		Philippine Long Distance Telephone Co	95,739
280,000		PNOC Energy Development Corp	36,730
6,920		SM Investments Corp	73,563
51,500		SM Prime Holdings	12,081

		TOTAL PHILIPPINES	571,841

POLAND - 1.6%
2,499		Asseco Poland S.A.	46,081
889		Bank Handlowy w Warszawie S.A.	29,509
4,181		Bank Pekao S.A.	248,994
843		Bank Zachodni WBK S.A.	64,186
296	*	BRE Bank S.A.	31,332
2,687		Cyfrowy Polsat S.A.	14,814
4,650		Enea S.A.	36,610
6,355	*	Getin Holding S.A.	27,596
3,048	*	Grupa Lotos S.A.	43,745
4,936		KGHM Polska Miedz S.A.	288,893

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

437		PBG S.A.	$31,064
63,600		Polish Oil & Gas Co	80,500
23,391		Polska Grupa Energetyczna S.A.	186,322
11,459	*	Polski Koncern Naftowy Orlen S.A.	190,260
21,996		Powszechna Kasa Oszczednosci Bank Polski S.A.	315,205
1,693		Powszechny Zaklad Ubezpieczen S.A.	203,632
37,150	*	Tauron Polska Energia S.A.	81,361
26,449		Telekomunikacja Polska S.A.	154,811
3,952		TVN S.A.	22,910

		TOTAL POLAND	2,097,825

RUSSIA - 6.3%
3,605	f	AFK Sistema (GDR) (purchased 9/1/10, cost $91,292)	82,783
5,335	f	Comstar United Telesystems (GDR) (purchased 9/1/10, cost $34,558)	34,567
159	*,f	Evraz Group S.A. (GDR) (purchased 1/31/11, cost $6,301)	6,302
91,827		Gazprom (ADR)	2,431,839
298		Gazpromneft OAO (ADR)	6,568
16,267		LUKOIL (ADR)	996,813
7,909	f	Magnit OAO (GDR) (purchased 9/1/10, cost $171,131)	206,992
5,234		Mechel Steel Group OAO (ADR)	165,028
19,500		MMC Norilsk Nickel (ADR)	494,441
17,519		Mobile TeleSystems (ADR)	334,788
3,198	f	NovaTek OAO (GDR) (purchased 9/1/10, cost $244,277)	361,118
3,249	f	Novolipetsk Steel (GDR) (purchased 9/1/10, cost $98,869)	138,696
609	f	Novorossiysk Commercial Sea Port (GDR) (purchased 1/31/11, cost $6,387)	6,371
209	*,f	Pharmstandard (GDR) (purchased 1/31/11, cost $6,264)	6,264
3,890	*,f	Polymetal (GDR) (purchased 9/1/10, cost $48,258)	64,496
3,126		Polyus Gold Co (ADR)	105,382
55,296	f	Rosneft Oil Co (GDR) (purchsed 9/1/10, cost $360,032)	473,038
198		Rostelecom (ADR)	6,683
41,120	*	RusHydro (ADR)	204,187
2,778	f	Sberbank (GDR) (purchased 9/1/10, cost $828,453)	1,053,570
7,330	f	Severstal (GDR) (purchased 9/1/10, cost $91,203)	132,581
37,253		Surgutneftegaz (ADR)	414,563
7,222		Tatneft (ADR)	257,025
2,347	*,f	TMK OAO (GDR) (purchased 9/1/10, cost $36,585)	47,222
5,299	f	Uralkali (GDR) (purchased 9/1/10, cost $126,141)	200,690
27,687	f	VTB Bank OJSC (GDR) (purchased 9/1/10, cost $146,078)	198,084
2,326		Wimm-Bill-Dann Foods OJSC (ADR)	76,921
146	*,f	X 5 Retail Group NV (GDR) (purchased 1/31/11, cost $6,189)	6,202

		TOTAL RUSSIA	8,513,214

SOUTH AFRICA - 7.0%
10,290		ABSA Group Ltd	190,559
26,195		African Bank Investments Ltd	133,219
3,891		African Rainbow Minerals Ltd	114,028
2,333	*	Anglo Platinum Ltd	229,193
13,283		AngloGold Ashanti Ltd	570,955
9,459		Aspen Pharmacare Holdings Ltd	112,124

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

13,545		Aveng Ltd	$71,697
10,563		Bidvest Group Ltd	225,466
10,046		Discovery Holdings Ltd	52,665
99,540		FirstRand Ltd	270,453
7,615		Foschini Ltd	84,197
24,750		Gold Fields Ltd	391,474
35,715		Growthpoint Properties Ltd	85,250
13,924		Harmony Gold Mining Co Ltd	151,485
17,649		Impala Platinum Holdings Ltd	502,475
6,226		Imperial Holdings Ltd	95,666
8,829		Investec Ltd	66,321
2,872		Kumba Iron Ore Ltd	180,195
4,410		Kumba Resources Ltd	88,196
4,087		Liberty Holdings Ltd	40,967
6,921		Massmart Holdings Ltd	137,362
39,147		Metropolitan Holdings Ltd	89,456
6,691		Mittal Steel South Africa Ltd	76,452
57,478		MTN Group Ltd	985,114
12,059		Murray & Roberts Holdings Ltd	52,176
13,416		Naspers Ltd (N Shares)	698,446
6,545		Nedbank Group Ltd	115,978
40,305		Network Healthcare Holdings Ltd	81,013
4,796		Northam Platinum Ltd	28,760
8,495		Pick’n Pay Stores Ltd	50,692
19,146		Pretoria Portland Cement Co Ltd	83,058
56,583		Redefine Income Fund Ltd	59,879
15,342		Remgro Ltd	233,305
6,851		Reunert Ltd	60,985
26,211		RMB Holdings Ltd	139,999
66,841		Sanlam Ltd	253,043
19,834	*	Sappi Ltd	100,493
19,975		Sasol Ltd	968,865
14,556		Shoprite Holdings Ltd	180,674
6,397		Spar Group Ltd	80,748
41,378		Standard Bank Group Ltd	606,548
41,637	*	Steinhoff International Holdings Ltd	135,205
10,200		Telkom S.A. Ltd	49,949
5,819		Tiger Brands Ltd	150,544
15,633		Truworths International Ltd	138,719
13,470		Vodacom Group Pty Ltd	131,268
26,783		Woolworths Holdings Ltd	87,720

		TOTAL SOUTH AFRICA	9,433,036

SWITZERLAND - 0.0%
73		ING Bank Slaski S.A.	21,676

		TOTAL SWITZERLAND	21,676

TAIWAN - 10.5%
83,000		Acer, Inc	225,501
153,000		Advanced Semiconductor Engineering, Inc	189,936
5,000		Advantech Co Ltd	15,406
66,000		Asia Cement Corp	72,583

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

19,000		Asustek Computer, Inc	$170,425
244,000		AU Optronics Corp	238,482
38,000	*	Benq Corp	26,764
24,000		Capital Securities Corp	12,867
16,000		Catcher Technology Co Ltd	65,984
211,000		Cathay Financial Holding Co Ltd	390,082
109,000		Chang Hwa Commercial Bank	92,416
34,000		Cheng Shin Rubber Industry Co Ltd	75,001
8,000		Cheng Uei Precision Industry Co Ltd	17,741
13,000		Chicony Electronics Co Ltd	28,298
35,000	*	China Airlines	26,751
295,000		China Development Financial Holding Corp	135,010
43,000		China Life Insurance Co Ltd (Taiwan)	44,883
11,000		China Motor Corp	10,390
39,000	*	China Petrochemical Development Corp	44,127
323,000		China Steel Corp	374,745
270,000		Chinatrust Financial Holding Co	229,179
104,000	*	Chunghwa Picture Tubes Ltd	15,825
121,600		Chunghwa Telecom Co Ltd	371,973
8,000		Clevo Co	17,517
107,000	*	CMC Magnetics Corp	29,243
137,000		Compal Electronics, Inc	180,763
27,000		Coretronic Corp	45,719
57,000		Delta Electronics, Inc	262,926
93,000		E.Sun Financial Holding Co Ltd	63,245
18,000		Epistar Corp	65,609
28,000		Eternal Chemical Co Ltd	33,117
21,000	*	Eva Airways Corp	24,266
43,000	*	Evergreen Marine Corp Tawain Ltd	44,988
7,000		Everlight Electronics Co Ltd	21,197
13,000		Far Eastern Department Stores Co Ltd	23,059
93,000		Far Eastern Textile Co Ltd	157,718
54,000		Far EasTone Telecommunications Co Ltd	80,855
7,000		Farglory Land Development Co Ltd	17,357
9,000		Feng Hsin Iron & Steel Co	17,310
136,000		First Financial Holding Co Ltd	124,455
93,000		Formosa Chemicals & Fibre Corp	338,313
1,000		Formosa International Hotels Corp	17,333
40,000		Formosa Petrochemical Corp	129,081
128,000		Formosa Plastics Corp	436,167
21,000		Foxconn Technology Co Ltd	84,306
167,000		Fubon Financial Holding Co Ltd	231,987
206,000		Fuhwa Financial Holdings Co Ltd	165,999
4,000		Giant Manufacturing Co Ltd	15,565
107,000	*	HannStar Display Corp	20,853
21,000		High Tech Computer Corp	705,937
8,000		Highwealth Construction Corp	18,585
264,000		Hon Hai Precision Industry Co, Ltd	1,126,326
113,000		Hua Nan Financial Holdings Co Ltd	91,589
157,000		InnoLux Display Corp	197,277
63,000	*	Inotera Memories, Inc	39,632
64,000		Inventec Co Ltd	37,398

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

98,000		KGI Securities Co Ltd	$56,510
8,000		Kinsus Interconnect Technology Corp	25,768
3,000		Largan Precision Co Ltd	81,850
9,000		LEE Chang Yung Chem IND Corp	23,061
70,000		Lite-On Technology Corp	94,949
121,000		Macronix International	93,237
30,000		MediaTek, Inc	406,954
254,000		Mega Financial Holding Co Ltd	205,561
43,000		Mitac International	21,926
5,000		Motech Industries, Inc	19,892
8,000	*	Nan Kang Rubber Tire Co Ltd	12,643
151,000		Nan Ya Plastics Corp	416,266
7,000		Nan Ya Printed Circuit Board Corp	26,247
21,656	*	Nanya Technology Corp	13,638
16,000		Novatek Microelectronics Corp Ltd	52,932
53,000	*	Pegatron Technology Corp	72,752
3,000		Phison Electronics Corp	19,547
65,000		Polaris Securities Co Ltd	45,383
63,000		Pou Chen Corp	59,733
22,000		Powertech Technology, Inc	82,249
19,000		President Chain Store Corp	80,918
22,000	*	Prime View International Co Ltd	39,740
83,000		Quanta Computer, Inc	175,038
8,000		Realtek Semiconductor Corp	18,732
3,000		Richtek Technology Corp	23,324
10,000		Ruentex Industries Ltd	23,526
182,934	*	Shin Kong Financial Holding Co Ltd	92,308
102,000		Siliconware Precision Industries Co	143,426
6,000		Simplo Technology Co Ltd	42,341
6,000		Sino-American Silicon Products, Inc	24,556
167,000		SinoPac Financial Holdings Co Ltd	80,650
35,000		Synnex Technology International Corp	92,044
19,000		Tainan Spinning Co Ltd	13,429
129,000	*	Taishin Financial Holdings Co Ltd	74,516
111,914		Taiwan Cement Corp	120,200
111,000		Taiwan Cooperative Bank	94,083
22,000		Taiwan Fertilizer Co Ltd	82,330
27,000		Taiwan Glass Industrial Corp	36,027
61,000		Taiwan Mobile Co Ltd	143,869
750,000		Taiwan Semiconductor Manufacturing Co Ltd	1,950,263
48,000		Teco Electric and Machinery Co Ltd	29,926
6,000		Transcend Information, Inc	17,772
11,000		Tripod Technology Corp	50,654
20,000		TSRC Corp	51,998
17,000		Tung Ho Steel Enterprise Corp	20,005
18,000		U-Ming Marine Transport Corp	38,661
41,000		Unimicron Technology Corp	84,798
119,000		Uni-President Enterprises Corp	162,741
407,000		United Microelectronics Corp	250,251
91,000	*	Walsin Lihwa Corp	54,841
33,000	*	Wan Hai Lines Ltd	27,514
86,000	*	Winbond Electronics Corp	31,727

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

28,000	*	Wintek Corp	$47,908
64,000		Wistron Corp	124,914
21,000		WPG Holdings Co Ltd	41,091
40,000		Yang Ming Marine Transport	40,210
3,143		Young Fast Optoelectronics Co Ltd	31,322
19,000		Yulon Motor Co Ltd	39,509

		TOTAL TAIWAN	14,068,321

THAILAND - 1.5%
24,700		Advanced Info Service PCL	64,208
46,500		Bangkok Bank PCL (Foreign Reg)	227,165
39,400		Bank of Ayudhya PCL	31,518
5,850		Banpu PCL	139,371
27,600		BEC World PCL (Foreign)	28,269
112,800		Charoen Pokphand Foods PCL	80,142
67,800		CP Seven Eleven PCL	84,683
20,100		Glow Energy PCL	26,242
24,100		Indorama Ventures PCL	30,448
379,900		IRPC PCL	62,339
57,200		Kasikornbank PCL (Foreign)	219,451
73,800		Krung Thai Bank PCL	37,861
47,200		PTT Aromatics & Refining PCL	56,822
13,900		PTT Chemical PCL	63,212
41,300		PTT Exploration & Production PCL	215,571
29,900		PTT PCL	325,667
10,900		Siam Cement PCL reg	117,909
50,300		Siam Commercial Bank PCL	153,600
13,900		Thai Airways International PCL	16,973
32,200		Thai Oil PCL	71,233

		TOTAL THAILAND	2,052,684

TURKEY - 1.4%
42,747		Akbank TAS	201,068
7,485		Anadolu Efes Biracilik Ve Malt Sanayii AS	92,326
4,292		Arcelik AS	22,262
11,964		Asya Katilim Bankasi AS	20,960
3,076		BIM Birlesik Magazalar AS	98,832
11,493		Enka Insaat ve Sanayi AS	43,389
15,851	*	Eregli Demir ve Celik Fabrikalari TAS	49,846
22,593		Haci Omer Sabanci Holding AS	96,484
22,297		KOC Holding AS	91,430
4,566		Tupras Turkiye Petrol Rafine	118,684
8,093		Turk Hava Yollari	26,086
19,166		Turk Telekomunikasyon AS	78,645
24,466		Turkcell Iletisim Hizmet AS	150,777
73,830		Turkiye Garanti Bankasi AS	330,022
11,618		Turkiye Halk Bankasi AS	92,145
56,374		Turkiye Is Bankasi (Series C)	177,884
28,569		Turkiye Vakiflar Bankasi Tao	70,675
25,265	*	Yapi ve Kredi Bankasi	73,897

		TOTAL TURKEY	1,835,412

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UKRAINE - 0.0%
1,493	*	Kernel Holding S.A.	$42,048

		TOTAL UKRAINE	42,048

UNITED STATES - 3.2%
52,500		iShares MSCI Emerging Markets	2,405,025
119,000	*	iShares MSCI Taiwan Index Fund	1,852,830

		TOTAL UNITED STATES	4,257,855

		TOTAL COMMON STOCKS	126,921,043

		(Cost $112,922,259)

PREFERRED STOCKS - 0.5%

BRAZIL - 0.5%
25,875	*	Ambev Cia De Bebidas Das	695,247

		TOTAL BRAZIL	695,247

		TOTAL PREFERRED STOCKS	695,247

		(Cost $581,927)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
1,690		Centrais Eletricas Brasileiras S.A.	81

		TOTAL BRAZIL	81

THAILAND - 0.0%
2,678		IVL T1	177

		TOTAL THAILAND	177

		TOTAL RIGHTS / WARRANTS	258

		(Cost $0)

		TOTAL INVESTMENTS - 98.7%	132,692,213
		(Cost $118,404,186)
		OTHER ASSETS & LIABILITIES, NET - 1.3%	1,774,136

		NET ASSETS - 100.0%	$134,466,349

Abbreviation(s):
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

*	Non-income producing.
f	Restricted security. At January 31, 2011, the value of these securities amounted to $3,087,243 or 2.3% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2011, the value of this security amounted to $5,075,665 or 3.8% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$39,508,947	29.4%
MATERIALS	19,657,725	14.6
ENERGY	16,685,026	12.4
INFORMATION TECHNOLOGY	16,016,875	11.9
TELECOMMUNICATION SERVICES	9,676,195	7.2
INDUSTRIALS	9,254,811	6.9
CONSUMER STAPLES	8,363,999	6.2
CONSUMER DISCRETIONARY	8,227,597	6.1
UTILITIES	4,223,133	3.2
HEALTH CARE	1,077,905	0.8
OTHER ASSETS & LIABILITIES, NET	1,774,136	1.3

NET ASSETS	$134,466,349	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 8.2%
19,215		AGL Energy Ltd	$285,726
39,492		AMP Ltd	211,127
237,890		Australia & New Zealand Banking Group Ltd	5,637,922
89,104		Bendigo Bank Ltd	870,684
147,221		BHP Billiton Ltd	6,549,658
26,994		Brambles Ltd	193,723
88,697		Caltex Australia Ltd	1,189,811
146,617		CFS Gandel Retail Trust	265,008
67,883		Coca-Cola Amatil Ltd	760,512
1,044		Cochlear Ltd	80,307
113,858		Commonwealth Bank of Australia	5,974,789
34,697		CSL Ltd	1,290,848
38,927		Incitec Pivot Ltd	167,634
470,435		John Fairfax Holdings Ltd	633,797
27,546		Leighton Holdings Ltd	868,050
64,096		Metcash Ltd	268,836
71,853		National Australia Bank Ltd	1,772,947
12,857		Newcrest Mining Ltd	476,201
3,154		OneSteel Ltd	8,598
204,423		QBE Insurance Group Ltd	3,574,771
5,388		Ramsay Health Care Ltd	91,896
67,715		Rio Tinto Ltd	5,699,817
86,072		Santos Ltd	1,162,324
21,349		Stockland Trust Group	76,719
673,984		Telstra Corp Ltd	1,885,626
15,899	*	WESTFIELD RETAIL TRUST	41,987
129,549		Westpac Banking Corp	2,979,818
118,934		Woolworths Ltd	3,164,234
24,231		WorleyParsons Ltd	670,298

		TOTAL AUSTRALIA	46,853,668

AUSTRIA - 0.5%
60,832		OMV AG.	2,695,292

		TOTAL AUSTRIA	2,695,292

BELGIUM - 0.8%
3,422		Bekaert S.A.	342,494
2,413		Belgacom S.A.	86,663
408,956		Fortis	1,158,779
55,603		InBev NV	3,068,012

		TOTAL BELGIUM	4,655,948

DENMARK - 1.0%
25,162		Carlsberg AS (Class B)	2,501,574

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

29,821		Novo Nordisk AS (Class B)	$3,357,540

		TOTAL DENMARK	5,859,114

FINLAND - 1.4%
35,443		Fortum Oyj	1,090,610
218,840		Nokia Oyj	2,334,263
54,708		OKO Bank (Class A)	729,623
11,545		Stora Enso Oyj (R Shares)	137,335
184,239		UPM-Kymmene Oyj	3,793,174

		TOTAL FINLAND	8,085,005

FRANCE - 9.5%
54,670		AXA S.A.	1,157,023
102,054		BNP Paribas	7,617,162
10,649		Bureau Veritas S.A.	772,094
21,567		Casino Guichard Perrachon S.A.	2,105,982
16,852		Christian Dior S.A.	2,312,837
180,475		Credit Agricole S.A.	2,663,363
131,145		Gaz de France	5,194,637
21,656		M6-Metropole Television	528,283
11,927		Neopost S.A.	1,078,973
49,359	*	Peugeot S.A.	2,063,889
50,295		Publicis Groupe S.A.	2,587,278
81,209		Safran S.A.	2,934,033
84,643		Sanofi-Aventis	5,784,732
42,391		SCOR	1,173,003
8,682		Societe BIC S.A.	745,550
8,092		Sodexho Alliance S.A.	556,399
149,192		Total S.A.	8,730,164
63,082		Vinci S.A.	3,642,198
89,967		Vivendi Universal S.A.	2,571,900

		TOTAL FRANCE	54,219,500

GERMANY - 8.0%
27,951		Adidas-Salomon AG.	1,739,456
40,693		Allianz AG.	5,656,623
75,225		BASF AG.	5,791,122
51,211		Bayerische Motoren Werke AG.	3,930,295
6,978		Deutsche Bank AG.	412,609
5,341		Deutsche Lufthansa AG.	112,222
161,251		Deutsche Post AG.	2,961,739
19,835		E.ON AG.	661,738
27,513		Fresenius SE	2,403,417
24,066		Hannover Rueckversicherung AG.	1,345,970
34,835		Henkel KGaA (Preference)	2,119,486
16,372		Hochtief AG.	1,446,978
302,342	*	Infineon Technologies AG.	3,202,781
26,614		SAP AG.	1,539,689
73,531		Siemens AG.	9,426,199
31,371		Suedzucker AG.	839,025
57,250		United Internet AG.	950,338
6,175		Volkswagen AG.	939,416

		TOTAL GERMANY	45,479,103

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

GREECE - 0.1%
33,750		Public Power Corp	$550,890

		TOTAL GREECE	550,890

HONG KONG - 2.6%
39,700		ASM Pacific Technology	476,241
121,000		CLP Holdings Ltd	982,096
38,000		Hang Lung Group Ltd	240,749
142,000		Hong Kong Electric Holdings Ltd	899,720
52,400		Hong Kong Exchanges and Clearing Ltd	1,207,385
112,000		Li & Fung Ltd	729,492
724,091		Link Real Estate Investment Trust	2,277,066
942,178		New World Development Ltd	1,799,651
94,000		Noble Group Ltd	161,587
610,000		SJM Holdings Ltd	1,025,891
173,500		Swire Pacific Ltd (Class A)	2,744,475
247,000		Wharf Holdings Ltd	1,878,235
127,000		Wheelock & Co Ltd	517,341

		TOTAL HONG KONG	14,939,929

IRELAND - 0.2%
32,676		CRH plc	703,350
14,990		Kerry Group plc (Class A)	485,793

		TOTAL IRELAND	1,189,143

ISRAEL - 0.7%
56,634		Bank Leumi Le-Israel	255,645
83,085		Bezeq Israeli Telecommunication Corp Ltd	221,673
2,376		Cellcom Israel Ltd	71,619
366		Delek Group Ltd	82,360
25,026		Israel Chemicals Ltd	393,967
111	*	Israel Corp Ltd	127,443
38,111		Mizrahi Tefahot Bank Ltd	362,235
1,081	*	Nice Systems Ltd	35,205
4,083		Partner Communications	77,762
46,659		Teva Pharmaceutical Industries Ltd	2,545,161

		TOTAL ISRAEL	4,173,070

ITALY - 2.4%
1,036,400		Banca Intesa S.p.A.	3,451,476
332,092		Banca Intesa S.p.A. RSP	957,932
149,749		Enel S.p.A.	845,416
11,941		ENI S.p.A.	282,716
30,603		Exor S.p.A.	944,026
166,467		Fiat S.p.A.	1,615,406
53,670		Finmeccanica S.p.A.	725,092
50,291		Mediobanca S.p.A.	508,093
212,322		Pirelli & C S.p.A.	1,622,464
1,778,554		Telecom Italia RSP	2,117,665

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

598,351		Telecom Italia S.p.A.	$849,988

		TOTAL ITALY	13,920,274

JAPAN - 20.9%
174,700		Aeon Co Ltd	2,198,049
57,300	*	Aisin Seiki Co Ltd	2,176,652
14,600		Alfresa Holdings Corp	602,641
98,000		Asahi Glass Co Ltd	1,223,821
301,000		Asahi Kasei Corp	2,055,361
22,900		Astellas Pharma, Inc	874,847
59,700		Brother Industries Ltd	913,194
78,100		Canon, Inc	3,844,373
202		Central Japan Railway Co	1,706,046
78,000		Chubu Electric Power Co, Inc	1,949,179
4,300		Chugoku Electric Power Co, Inc	89,048
79,600		Credit Saison Co Ltd	1,361,185
102,000		Dai Nippon Printing Co Ltd	1,395,722
71,000	*	Daihatsu Motor Co Ltd	1,175,877
104,800		Dainippon Sumitomo Pharma Co Ltd	941,887
31,700		Daito Trust Construction Co Ltd	2,226,695
11,000		Daiwa House Industry Co Ltd	134,396
44,000	*	Daiwa Securities Group, Inc	217,702
51,300		Denso Corp	1,892,468
101,100		Eisai Co Ltd	3,505,348
8,300		Electric Power Development Co	257,279
32,100	*	Elpida Memory, Inc	465,994
5,400	*	Fanuc Ltd	854,544
1,300		Fast Retailing Co Ltd	189,866
31,000	*	Fuji Heavy Industries Ltd	265,455
20,000		Hachijuni Bank Ltd	114,471
937,000	*	Hitachi Ltd	5,126,253
125,400		Honda Motor Co Ltd	5,405,014
5,700		Idemitsu Kosan Co Ltd	600,744
152		Inpex Holdings, Inc	976,766
4,500		Itochu Corp	48,981
16,900		Itochu Techno-Science Corp	588,945
129		Japan Prime Realty Investment Corp	346,142
268	*	Japan Retail Fund Investment Corp	492,376
8,000		Japan Steel Works Ltd	83,911
100		Japan Tobacco, Inc	376,183
3,500		JTEKT Corp	43,885
43,300		Kansai Electric Power Co, Inc	1,070,519
30,800		Kao Corp	805,632
95		KDDI Corp	534,778
41,000		Kirin Brewery Co Ltd	552,530
61,600		Komatsu Ltd	1,837,362
22,600		Konami Corp	452,456
9,500		Kuraray Co Ltd	133,558
25,500		Kurita Water Industries Ltd	797,805
8,500		Kyocera Corp	886,757
36,000		Marubeni Corp	271,041
5,900		Matsui Securities Co Ltd	39,212

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

18,200		MEIJI Holdings Co Ltd	$825,571
104,000		Millea Holdings, Inc	3,098,545
266,500		Mitsubishi Chemical Holdings Corp	1,857,357
108,000		Mitsubishi Corp	3,015,019
127,000		Mitsubishi Electric Corp	1,403,697
1,033,400		Mitsubishi UFJ Financial Group, Inc	5,367,391
6,860		Mitsubishi UFJ Lease & Finance Co Ltd	277,747
160,800		Mitsui & Co Ltd	2,714,234
371,000		Mitsui Chemicals, Inc	1,331,622
476,000		Mitsui Engineering & Shipbuilding Co Ltd	1,318,187
307,000		Mitsui Mining & Smelting Co Ltd	1,088,384
278,000		Mizuho Financial Group, Inc	536,694
8,400		Murata Manufacturing Co Ltd	637,850
133,000		Nippon Steel Corp	454,628
54,100		Nippon Telegraph & Telephone Corp	2,509,968
458,000		Nippon Yusen Kabushiki Kaisha	2,005,734
311,200	*	Nissan Motor Co Ltd	3,148,574
45,500		Nisshin Seifun Group, Inc	573,543
25,400		Nitto Denko Corp	1,268,219
8,000	*	NKSJ Holdings, Inc	54,613
25,300	*	Nomura Holdings, Inc	154,271
66		Nomura Real Estate Office Fund, Inc	469,794
62,000		NSK Ltd	594,573
48,000	*	NTN Corp	261,227
843		NTT DoCoMo, Inc	1,507,492
3,720		Obic Co Ltd	716,215
3,400		Omron Corp	87,604
1,000		Oracle Corp Japan	45,727
4,300		Oriental Land Co Ltd	395,924
3,630		ORIX Corp	358,704
197,000		Osaka Gas Co Ltd	744,392
600		Otsuka Corp	38,079
6,300		Sankyo Co Ltd	349,647
35,000		Sapporo Holdings Ltd	155,398
95,200		Sega Sammy Holdings, Inc	1,908,925
89,000		Seiko Epson Corp	1,481,837
209,000		Sekisui Chemical Co Ltd	1,604,889
83,000	*	Sharp Corp	862,945
29,300		Shikoku Electric Power Co, Inc	865,252
22,800		Shinko Electric Industries	258,312
46,000	*	Shinko Securities Co Ltd	121,471
6,800		Softbank Corp	233,732
35,000	*	Sony Corp	1,204,401
63,500		Sumitomo Corp	914,796
167,400		Sumitomo Electric Industries Ltd	2,433,231
57,000		Sumitomo Metal Mining Co Ltd	937,004
152,300		Sumitomo Mitsui Financial Group, Inc	5,178,197
5,700	*	Suzuki Motor Corp	138,390
274,000		Taisei Corp	656,074
15,900		Takeda Pharmaceutical Co Ltd	766,392
3,700		Tohoku Electric Power Co, Inc	82,256
7,500		Tokyo Electron Ltd	490,307
283,000		Tokyo Gas Co Ltd	1,230,537

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

11,000		Tokyo Tatemono Co Ltd	$50,636
40,000		TonenGeneral Sekiyu KK	450,620
20,100		Toyo Seikan Kaisha Ltd	376,810
18,000		Toyo Suisan Kaisha Ltd	384,076
34,000	*	Toyota Motor Corp	1,399,764
860		USS Co Ltd	69,013
215		West Japan Railway Co	820,808
18,880		Yamada Denki Co Ltd	1,281,071
18,000		Yamaguchi Financial Group, Inc	180,776

		TOTAL JAPAN	119,852,096

KAZAKHSTAN - 0.2%
77,702		Eurasian Natural Resources Corp	1,252,179

		TOTAL KAZAKHSTAN	1,252,179

MACAU - 0.1%
147,600		Wynn Macau Ltd	411,141

		TOTAL MACAU	411,141

MEXICO - 0.2%
52,582		Fresnillo plc	1,091,352

		TOTAL MEXICO	1,091,352

NETHERLANDS - 4.9%
9,070		Corio NV	592,404
80,120		DSM NV	4,742,167
21,066		Heineken Holding NV	934,273
158,050		Koninklijke Ahold NV	2,140,770
180,241		Royal Dutch Shell plc (A Shares)	6,350,168
255,976		Royal Dutch Shell plc (B Shares)	8,919,598
202,904		Royal KPN NV	3,193,323
28,909		Unilever NV	854,174

		TOTAL NETHERLANDS	27,726,877

NEW ZEALAND - 0.2%
145,882		Fletcher Building Ltd	873,700

		TOTAL NEW ZEALAND	873,700

NORWAY - 1.2%
86,631		SeaDrill Ltd	2,853,101
62,806		Statoil ASA	1,526,211
105,437		Telenor ASA	1,625,754
11,217		Yara International ASA	631,608

		TOTAL NORWAY	6,636,674

PORTUGAL - 0.3%
420,269		Energias de Portugal S.A.	1,614,415

		TOTAL PORTUGAL	1,614,415

SINGAPORE - 1.5%
74,000		Ascendas Real Estate Investment Trust	121,518
429,000		ComfortDelgro Corp Ltd	533,033

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

9,000		DBS Group Holdings Ltd	$106,125
42,000		Fraser and Neave Ltd	209,422
1,830,000		Golden Agri-Resources Ltd	1,016,520
25,000		Jardine Cycle & Carriage Ltd	668,177
37,000		Keppel Corp Ltd	340,251
164,000	*	Neptune Orient Lines Ltd	284,294
298,000		SembCorp Industries Ltd	1,206,777
267,000		SembCorp Marine Ltd	1,131,473
111,000		Singapore Airlines Ltd	1,287,538
187,000		Singapore Exchange Ltd	1,242,357
103,000		United Overseas Land Ltd	382,979

		TOTAL SINGAPORE	8,530,464

SPAIN - 3.8%
11,038		ACS Actividades Cons y Servicios S.A.	569,748
32,758		Banco Bilbao Vizcaya Argentaria S.A.	401,656
513,520		Banco Santander Central Hispano S.A.	6,287,618
363,455		Criteria Caixacorp S.A.	2,504,165
85,354		Enagas	1,799,839
82,562		Gas Natural SDG S.A.	1,362,449
38,331		Inditex S.A.	2,898,474
3,161		Indra Sistemas S.A.	59,443
41,622		Red Electrica de Espana	2,118,415
25,696		Repsol YPF S.A.	808,823
120,707		Telefonica S.A.	3,021,958

		TOTAL SPAIN	21,832,588

SWEDEN - 3.5%
136,887		Atlas Copco AB (A Shares)	3,285,751
210,774		Boliden AB	4,397,536
25,842		Electrolux AB (Series B)	736,398
36,031		Ericsson (LM) (B Shares)	444,220
62,801		Kinnevik Investment AB (Series B)	1,398,685
341,020		Nordea Bank AB	4,137,738
22,292		Ratos AB (B Shares)	836,940
137,551		Skandinaviska Enskilda Banken AB (Class A)	1,247,757
101,881		SKF AB (B Shares)	2,909,724
12,393		Swedish Match AB	357,089

		TOTAL SWEDEN	19,751,838

SWITZERLAND - 7.2%
161,212		ABB Ltd	3,808,621
111,950		Credit Suisse Group	4,997,957
27,406		Julius Baer Holding AG.	488,802
31		Lindt & Spruengli AG.	80,871
184,589		Nestle S.A.	9,972,563
164,943		Novartis AG.	9,182,347
5,950		Pargesa Holding S.A.	524,602
23,022		Roche Holding AG.	3,502,520
1,565		Swiss Reinsurance Co	89,465
10,077		Swisscom AG.	4,445,667
14,635		Zurich Financial Services AG.	4,001,444

		TOTAL SWITZERLAND	41,094,859

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

UNITED KINGDOM - 17.6%
72,166	Aggreko plc	$1,660,223
19,840	Antofagasta plc	446,625
1,132	Associated British Foods plc	19,255
155,856	AstraZeneca plc (ADR)	7,621,359
167,172	BAE Systems plc	915,750
225,532	Balfour Beatty plc	1,210,838
1,099,866	Barclays plc	5,151,178
171,208	BG Group plc	3,841,668
167,992	BHP Billiton plc	6,414,576
60,711	BP plc (ADR)	2,881,951
155,986	British American Tobacco plc	5,760,995
87,572	British Land Co plc	726,349
212,390	British Sky Broadcasting plc	2,568,638
943,427	BT Group plc	2,656,009
30,079	Carnival plc	1,370,407
780,328	Centrica plc	3,995,766
183,161	Diageo plc	3,521,171
6,210	Experian Group Ltd	77,077
133,747	Firstgroup plc	802,386
98,780	GlaxoSmithKline plc	1,783,608
14,126	Hammerson plc	97,116
659,039	HSBC Holdings plc	7,185,532
55,026	Intercontinental Hotels Group plc	1,160,419
118,472	International Power plc	800,875
126,063	Investec plc	965,950
428,215	J Sainsbury plc	2,616,010
1,452,285	Legal & General Group plc	2,584,123
248,597	Marks & Spencer Group plc	1,417,529
6,683	Next plc	211,323
497,526	Old Mutual plc	1,000,944
68,855	Petrofac Ltd	1,724,469
41,225	Reckitt Benckiser Group plc	2,240,676
403,535	Resolution Ltd	1,689,139
112,524	Rio Tinto plc	7,727,702
207,450	Sage Group plc	979,275
185,786	Segro plc	887,124
61,180	Smiths Group plc	1,332,932
181,437	Standard Chartered plc	4,725,254
99,814	Tesco plc	643,409
29,135	Unilever plc	845,975
216,043	Vodafone Group plc (ADR)	6,126,979

	TOTAL UNITED KINGDOM	100,388,584

UNITED STATES - 2.7%
258,550	iShares MSCI EAFE Index Fund	15,368,212

	TOTAL UNITED STATES	15,368,212

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS	$569,045,915

		(Cost $504,271,801)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
520,196		Banco Santander S.A.	98,287

		TOTAL SPAIN	98,287

		TOTAL RIGHTS / WARRANTS	98,287

		(Cost $80,862)

		TOTAL INVESTMENTS - 99.7%	569,144,202
		(Cost $504,352,663)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	1,923,230

		NET ASSETS - 100.0%	$571,067,432

		Abbreviation(s):
		ADR-American Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2011

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$151,086,674	26.6%
INDUSTRIALS	70,380,855	12.2
MATERIALS	60,928,687	10.7
CONSUMER DISCRETIONARY	57,768,184	10.2
CONSUMER STAPLES	52,188,187	9.2
ENERGY	45,664,724	8.0
HEALTH CARE	44,334,850	7.6
TELECOMMUNICATION SERVICES	31,166,656	5.4
INFORMATION TECHNOLOGY	27,134,331	4.9
UTILITIES	28,491,054	4.9
OTHER ASSETS & LIABILITIES, NET	1,923,230	0.3

NET ASSETS	$571,067,432	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.7%
39,254		Autoliv, Inc	$3,014,707
439,100	*	Ford Motor Co	7,003,645
11,900		Harley-Davidson, Inc	471,835
12,727		Johnson Controls, Inc	488,590
49,967	*	TRW Automotive Holdings Corp	2,981,031

		TOTAL AUTOMOBILES & COMPONENTS	13,959,808

CAPITAL GOODS - 10.6%
26,186		3M Co	2,302,273
25,061	*	Alliant Techsystems, Inc	1,898,621
32,091		Ametek, Inc	1,308,671
66,727		Caterpillar, Inc	6,473,186
31,106	*	Chicago Bridge & Iron Co NV	1,023,076
600	*	CNH Global NV	29,058
71,724		Danaher Corp	3,303,607
80,406		Dover Corp	5,154,025
47,800		Eaton Corp	5,160,488
125,773		Emerson Electric Co	7,405,514
33,447		Gardner Denver, Inc	2,412,867
19,675		General Electric Co	396,255
194,201		Honeywell International, Inc	10,877,198
56,600		Joy Global, Inc	4,934,388
11,836		KBR, Inc	379,936
4,581		Lockheed Martin Corp	364,648
26,471	*	Navistar International Corp	1,716,644
61,610		Parker Hannifin Corp	5,508,550
75,058		Rockwell Automation, Inc	6,080,449
98,876		Rockwell Collins, Inc	6,341,907
12,419	*	Thomas & Betts Corp	638,212
76,883		Timken Co	3,615,039
15,266		Toro Co	928,478
82,014		Tyco International Ltd	3,676,687
50,561		United Technologies Corp	4,110,609
14,867		W.W. Grainger, Inc	1,954,564

		TOTAL CAPITAL GOODS	87,994,950

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
120		Aaron’s, Inc	2,303
8,510		Avery Dennison Corp	358,186
17,968		Dun & Bradstreet Corp	1,526,382
55,370	*	Verisk Analytics, Inc	1,873,167

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,760,038

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 0.8%

12,200	*	Harman International Industries, Inc	$528,504
62,146		Nike, Inc (Class B)	5,125,802
21,040	*	Tempur-Pedic International, Inc	918,186

		TOTAL CONSUMER DURABLES & APPAREL	6,572,492

CONSUMER SERVICES - 2.8%
80,172	*	Apollo Group, Inc (Class A)	3,308,698
29,282		Brinker International, Inc	689,005
140,100		Marriott International, Inc (Class A)	5,532,549
59,331		McDonald’s Corp	4,370,915
16,000	*	Panera Bread Co (Class A)	1,528,960
258,203		Starbucks Corp	8,141,141
4,800		Weight Watchers International, Inc	186,240

		TOTAL CONSUMER SERVICES	23,757,508

DIVERSIFIED FINANCIALS - 3.2%
47,728	*	Affiliated Managers Group, Inc	4,860,142
209,480		American Express Co	9,087,242
67,800		Ameriprise Financial, Inc	4,179,870
3,100		BlackRock, Inc	613,862
22,400		Janus Capital Group, Inc	289,184
213,130		Moody’s Corp	6,259,628
30,000		Waddell & Reed Financial, Inc (Class A)	1,083,600

		TOTAL DIVERSIFIED FINANCIALS	26,373,528

ENERGY - 11.4%
30,072		Chevron Corp	2,854,735
66,223		Cimarex Energy Co	6,895,801
149,732		ConocoPhillips	10,699,848
32,976		Core Laboratories NV	3,009,390
68,349	*	Dresser-Rand Group, Inc	3,139,270
8,790	*	Exterran Holdings, Inc	218,080
618,154		Exxon Mobil Corp	49,872,664
4,439	*	FMC Technologies, Inc	417,266
83,231		Halliburton Co	3,745,395
30,545		Murphy Oil Corp	2,025,134
28,579		Occidental Petroleum Corp	2,763,018
4,248	*	Oil States International, Inc	287,844
81,797		Schlumberger Ltd	7,279,115
7,648	*	Superior Energy Services	268,598
5,618	*	Whiting Petroleum Corp	709,441

		TOTAL ENERGY	94,185,599

FOOD & STAPLES RETAILING - 1.7%
52,098		Walgreen Co	2,106,843
213,056		Wal-Mart Stores, Inc	11,946,050

		TOTAL FOOD & STAPLES RETAILING	14,052,893

FOOD BEVERAGE & TOBACCO - 5.5%
107,262		Coca-Cola Co	6,741,417
138,216		Coca-Cola Enterprises, Inc	3,477,515

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

93,943		Dr Pepper Snapple Group, Inc	$3,328,400
18,770	*	Hansen Natural Corp	1,063,133
18,860		Hershey Co	880,573
144,420		PepsiCo, Inc	9,287,650
283,166		Philip Morris International, Inc	16,208,422
276,166		Sara Lee Corp	4,686,537

		TOTAL FOOD BEVERAGE & TOBACCO	45,673,647

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
37,406		Bard (C.R.), Inc	3,529,256
27,900		Baxter International, Inc	1,352,871
153,391		Cardinal Health, Inc	6,367,260
40,700		Covidien plc	1,932,029
165,591	*	Express Scripts, Inc	9,327,741
9,276	*	Idexx Laboratories, Inc	665,089
8,200	*	Intuitive Surgical, Inc	2,647,862
99,786	*	Medco Health Solutions, Inc	6,088,942
61,707		Medtronic, Inc	2,364,612
143,320	*	St. Jude Medical, Inc	5,804,460
89,301	*	Varian Medical Systems, Inc	6,034,069

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	46,114,191

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
120,090		Colgate-Palmolive Co	9,219,309
50,100		Estee Lauder Cos (Class A)	4,033,050
24,200		Herbalife Ltd	1,580,986

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,833,345

INSURANCE - 0.6%
84,600		Aflac, Inc	4,871,268
1,300		Erie Indemnity Co (Class A)	86,346

		TOTAL INSURANCE	4,957,614

MATERIALS - 5.1%
62,155		Albemarle Corp	3,490,625
26,212		Ball Corp	1,864,460
32,374		CF Industries Holdings, Inc	4,371,785
108,132		Du Pont (E.I.) de Nemours & Co	5,480,129
105,534		Freeport-McMoRan Copper & Gold, Inc (Class B)	11,476,822
30,800		Lubrizol Corp	3,309,768
63,758		Monsanto Co	4,678,562
21,679		Newmont Mining Corp	1,193,863
47,485		Scotts Miracle-Gro Co (Class A)	2,453,550
24,700		Sigma-Aldrich Corp	1,572,155
19,033		Walter Energy, Inc	2,479,429

		TOTAL MATERIALS	42,371,148

MEDIA - 1.6%
118,364	*	DIRECTV	5,017,450
3,700		John Wiley & Sons, Inc (Class A)	170,015
9,000	*	Madison Square Garden, Inc	226,980

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

165,629		McGraw-Hill Cos, Inc	$6,456,219
13,206		Scripps Networks Interactive (Class A)	614,079
321,000	*	Sirius XM Radio, Inc	518,415
12,555		Viacom, Inc (Class B)	521,660

		TOTAL MEDIA	13,524,818

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
232,327		Abbott Laboratories	10,491,887
5,537		Allergan, Inc	390,968
143,143	*	Celgene Corp	7,376,159
162,870		Eli Lilly & Co	5,662,990
240,784	*	Gilead Sciences, Inc	9,241,290
12,126	*	Mettler-Toledo International, Inc	1,809,078
23,557	*	United Therapeutics Corp	1,601,405
25,868	*	Waters Corp	1,976,056

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	38,549,833

REAL ESTATE - 1.2%
77,869		Apartment Investment & Management Co (Class A)	1,990,332
28,232	*	CB Richard Ellis Group, Inc (Class A)	626,468
122,172		General Growth Properties, Inc	1,809,367
39,129		Jones Lang LaSalle, Inc	3,468,395
32,194		Rayonier, Inc	1,906,207

		TOTAL REAL ESTATE	9,800,769

RETAILING - 7.5%
77,207		Advance Auto Parts, Inc	4,936,616
38,563	*	Amazon.com, Inc	6,541,827
24,765	*	Autozone, Inc	6,278,670
107,874	*	Bed Bath & Beyond, Inc	5,177,952
25,100	*	Dollar Tree, Inc	1,269,558
53,941		Home Depot, Inc	1,983,411
16,737		Lowe’s Cos, Inc	415,078
56,491		Macy’s, Inc	1,307,767
10,613	*	Priceline.com, Inc	4,547,883
100,225		Ross Stores, Inc	6,534,670
189,628		Target Corp	10,397,303
168,598		TJX Companies, Inc	7,989,858
130,152		Williams-Sonoma, Inc	4,190,894

		TOTAL RETAILING	61,571,487

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
153,605		Altera Corp	5,770,940
51,500	*	Atmel Corp	697,310
35,000		Avago Technologies Ltd	1,004,850
12,200	*	Cypress Semiconductor Corp	264,130
36,378	*	First Solar, Inc	5,623,311
483,800		Intel Corp	10,382,348
126,700	*	Lam Research Corp	6,321,063
126,900	*	Marvell Technology Group Ltd	2,412,369
209,000	*	Teradyne, Inc	3,486,120

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	35,962,441

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 16.2%
185,201		Accenture plc	$9,532,296
5,078	*	Adobe Systems, Inc	167,828
163,117	*	Autodesk, Inc	6,635,600
66,173	*	Citrix Systems, Inc	4,180,810
53,094	*	Cognizant Technology Solutions Corp (Class A)	3,873,207
34,000	*	Gartner, Inc	1,204,280
38,768	*	Google, Inc (Class A)	23,274,756
122,100		International Business Machines Corp	19,780,201
90,342		Lender Processing Services, Inc	2,867,455
28,224		Mastercard, Inc (Class A)	6,675,258
17,100	*	Micros Systems, Inc	782,154
798,000		Microsoft Corp	22,124,550
532,531		Oracle Corp	17,056,968
141,797	*	Red Hat, Inc	5,859,052
39,600	*	SAIC, Inc	656,172
101,520	*	Symantec Corp	1,787,767
31,101	*	VMware, Inc (Class A)	2,659,758
271,169		Western Union Co	5,499,307

		TOTAL SOFTWARE & SERVICES	134,617,419

TECHNOLOGY HARDWARE & EQUIPMENT - 10.4%
128,944	*	Apple, Inc	43,753,278
445,039	*	Cisco Systems, Inc	9,412,575
283,400	*	Dell, Inc	3,729,544
23,394	*	EMC Corp	582,277
22,905	*	F5 Networks, Inc	2,482,444
94,928		Harris Corp	4,417,949
172,085		Hewlett-Packard Co	7,862,564
6,200	*	Itron, Inc	359,724
13,400	*	JDS Uniphase Corp	227,398
1,500		National Instruments Corp	63,465
85,443	*	NetApp, Inc	4,676,295
65,144	*	QLogic Corp	1,160,215
96,064		Qualcomm, Inc	5,199,944
58,292	*	SanDisk Corp	2,644,708

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	86,572,380

TELECOMMUNICATION SERVICES - 0.8%
162,500	*	MetroPCS Communications, Inc	2,101,125
105,686	*	NII Holdings, Inc (Class B)	4,436,698

		TOTAL TELECOMMUNICATION SERVICES	6,537,823

TRANSPORTATION - 2.0%
5,466		FedEx Corp	493,689
92,258		J.B. Hunt Transport Services, Inc	3,782,578
1,500	*	Kansas City Southern Industries, Inc	74,970
18,500		Landstar System, Inc	766,455
25,725		Union Pacific Corp	2,434,357
119,948		United Parcel Service, Inc (Class B)	8,590,676

		TOTAL TRANSPORTATION	16,142,725

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS	$827,886,456

		(Cost $672,525,266)

		TOTAL INVESTMENTS - 99.8%	827,886,456
		(Cost $672,525,266)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	1,528,274

		NET ASSETS - 100.0%	$829,414,730

	*	Non-income producing.
	b	In bankruptcy.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.8%
26,733		Autoliv, Inc	$2,053,094
17,200		Cooper Tire & Rubber Co	393,192
39,854	*	Ford Motor Co	635,671
22,979	*	General Motors Co	838,504
10,915	*	Lear Corp (New)	1,152,951
23,275	*	TRW Automotive Holdings Corp	1,388,587

		TOTAL AUTOMOBILES & COMPONENTS	6,461,999

BANKS - 5.4%
21,830	*	CIT Group, Inc	1,041,073
11,907		Cullen/Frost Bankers, Inc	687,986
103,680		East West Bancorp, Inc	2,250,893
348,776		Fifth Third Bancorp	5,186,299
639		First Citizens Bancshares, Inc (Class A)	128,548
218,846		Huntington Bancshares, Inc	1,584,445
84,100		Keycorp	748,490
83,600		PNC Financial Services Group, Inc	5,016,000
43,324		SunTrust Banks, Inc	1,318,349
32,308		US Bancorp	872,316
734,189		Wells Fargo & Co	23,802,407
35,400		Zions Bancorporation	834,732

		TOTAL BANKS	43,471,538

CAPITAL GOODS - 6.0%
39,756	*	AGCO Corp	2,015,629
19,400		Carlisle Cos, Inc	731,574
34,461	*	Chicago Bridge & Iron Co NV	1,133,422
15,600		Cooper Industries plc	955,656
12,619		Eaton Corp	1,362,347
15,685	*	General Cable Corp	580,502
47,583		General Dynamics Corp	3,587,758
655,506		General Electric Co	13,201,891
10,840		Goodrich Corp	982,321
4,431		Hubbell, Inc (Class B)	271,354
5,178		Joy Global, Inc	451,418
51,674		KBR, Inc	1,658,735
39,517		L-3 Communications Holdings, Inc	3,092,205
58,710		Northrop Grumman Corp	4,068,603
23,005		Parker Hannifin Corp	2,056,877
100,753		Raytheon Co	5,036,642
28	*	Shaw Group, Inc	1,058
50,882	*	Thomas & Betts Corp	2,614,826
56,060		Timken Co	2,635,942
39,446	*	URS Corp	1,753,375

		TOTAL CAPITAL GOODS	48,192,135

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
6,200		Manpower, Inc	$400,334

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	400,334

CONSUMER DURABLES & APPAREL - 1.4%
15,600		Coach, Inc	843,804
7,647		Fortune Brands, Inc	471,667
17,897		Hasbro, Inc	789,079
34,577		Mattel, Inc	818,783
88,398		Newell Rubbermaid, Inc	1,701,662
5,150		Stanley Works	374,302
42,300	*	Toll Brothers, Inc	856,152
20,330		Tupperware Corp	930,098
23,458		VF Corp	1,940,446
32,740		Whirlpool Corp	2,799,269

		TOTAL CONSUMER DURABLES & APPAREL	11,525,262

CONSUMER SERVICES - 0.6%
16,000	*	Apollo Group, Inc (Class A)	660,320
27,100	*	Career Education Corp	608,124
7,100		Carnival Corp	317,441
10,400		DeVry, Inc	541,944
21,900	*	Hyatt Hotels Corp	1,064,121
10,300	*	ITT Educational Services, Inc	678,152
3,300	*	Royal Caribbean Cruises Ltd	148,170
40,238		Wyndham Worldwide Corp	1,131,895

		TOTAL CONSUMER SERVICES	5,150,167

DIVERSIFIED FINANCIALS - 10.6%
992		American Express Co	43,033
1,089,373		Bank of America Corp	14,957,091
4,300		BlackRock, Inc	851,486
125,358		Capital One Financial Corp	6,037,241
2,915,138	*	Citigroup, Inc	14,050,965
62,513		Discover Financial Services	1,287,143
107,947	*	E*Trade Financial Corp	1,787,602
85,110		Goldman Sachs Group, Inc	13,925,699
593,121		JPMorgan Chase & Co	26,654,858
124,609		State Street Corp	5,821,732

		TOTAL DIVERSIFIED FINANCIALS	85,416,850

ENERGY - 13.1%
28,686	*	Alpha Natural Resources, Inc	1,541,299
69,144		Apache Corp	8,253,028
57,072		Arch Coal, Inc	1,954,716
38,358	*	Atwood Oceanics, Inc	1,550,430
19,900	*	Cameron International Corp	1,060,670
286,013		Chevron Corp	27,151,213
9,544		Cimarex Energy Co	993,817

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,660	*	Concho Resources, Inc	$737,275
192,875		ConocoPhillips	13,782,848
113,895		El Paso Corp	1,808,653
21,500		Exxon Mobil Corp	1,734,620
25,584		Halliburton Co	1,151,280
26,615		Helmerich & Payne, Inc	1,563,099
78,908		Hess Corp	6,637,741
5,100		Marathon Oil Corp	233,070
24,535		Massey Energy Co	1,542,270
43,477	*	McDermott International, Inc	903,452
54,728		Murphy Oil Corp	3,628,466
76,904		National Oilwell Varco, Inc	5,683,206
115,682		Occidental Petroleum Corp	11,184,136
4,158	*	Oil States International, Inc	281,746
26,292		Peabody Energy Corp	1,667,439
9,713		Pioneer Natural Resources Co	924,289
35,449		SEACOR Holdings, Inc	3,746,605
134		Southern Union Co	3,580
57,700	*	Tesoro Corp	1,110,725
103,700		Valero Energy Corp	2,629,832
13,084	*	Whiting Petroleum Corp	1,652,248

		TOTAL ENERGY	105,111,753

FOOD & STAPLES RETAILING - 0.6%
30,900		Costco Wholesale Corp	2,219,856
8,000		Kroger Co	171,200
81,414		Safeway, Inc	1,684,456
73,832		Supervalu, Inc	538,235
2,840		Wal-Mart Stores, Inc	159,239

		TOTAL FOOD & STAPLES RETAILING	4,772,986

FOOD BEVERAGE & TOBACCO - 4.7%
79,166		Archer Daniels Midland Co	2,586,353
474		Coca-Cola Co	29,791
113,576		Coca-Cola Enterprises, Inc	2,857,572
21,809	*	Constellation Brands, Inc (Class A)	419,169
110,119		Corn Products International, Inc	5,079,789
154,838		Dr Pepper Snapple Group, Inc	5,485,910
15,662	*	Hansen Natural Corp	887,096
12,733		Hershey Co	594,504
24,929		Kraft Foods, Inc (Class A)	762,080
30,405		Lorillard, Inc	2,287,672
21,021		Mead Johnson Nutrition Co	1,218,587
83,560		PepsiCo, Inc	5,373,744
101,028		Philip Morris International, Inc	5,782,843
268,473		Tyson Foods, Inc (Class A)	4,416,381

		TOTAL FOOD BEVERAGE & TOBACCO	37,781,491

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
71,407		Cardinal Health, Inc	2,964,105
33,538		Cigna Corp	1,409,267
36,663		Cooper Cos, Inc	2,102,256

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

43,493	*	Coventry Health Care, Inc	$1,303,485
16,763	*	Health Net, Inc	478,248
42,644		Hill-Rom Holdings, Inc	1,725,803
83,370	*	Humana, Inc	4,832,959
62,917	*	Kinetic Concepts, Inc	2,902,361
6,087		McKesson Corp	457,560
235,368		UnitedHealth Group, Inc	9,661,856
61,740	*	WellPoint, Inc	3,835,289
9,800	*	Zimmer Holdings, Inc	579,768

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	32,252,957

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
1,100		Clorox Co	69,179
5,010		Colgate-Palmolive Co	384,618
17,544		Kimberly-Clark Corp	1,135,623
3,200		Nu Skin Enterprises, Inc (Class A)	96,256
260,129		Procter & Gamble Co	16,421,943

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,107,619

INSURANCE - 7.1%
12,442		Aflac, Inc	716,410
32,553		Allied World Assurance Co Holdings Ltd	1,963,922
119,877		American Financial Group, Inc	3,899,599
129,420		Aspen Insurance Holdings Ltd	3,889,071
115,695		Axis Capital Holdings Ltd	4,116,428
135,750	*	Berkshire Hathaway, Inc (Class B)	11,097,564
28,537		Endurance Specialty Holdings Ltd	1,326,685
846		Everest Re Group Ltd	71,301
38,322		HCC Insurance Holdings, Inc	1,160,390
65,661		PartnerRe Ltd	5,376,323
69,033		Principal Financial Group	2,262,211
14,943		Protective Life Corp	411,979
113,406		Prudential Financial, Inc	6,975,603
85,503		Reinsurance Group of America, Inc (Class A)	4,921,553
1,535		RenaissanceRe Holdings Ltd	100,727
11,711		Torchmark Corp	729,595
24,031		Transatlantic Holdings, Inc	1,236,395
26,165		Travelers Cos, Inc	1,472,043
126,573		Validus Holdings Ltd	3,847,819
13,879		XL Capital Ltd	318,107

		TOTAL INSURANCE	55,893,725

MATERIALS - 3.2%
15,945		Ashland, Inc	925,767
43,820		Ball Corp	3,116,917
31,926		CF Industries Holdings, Inc	4,311,286
9,519		Cleveland-Cliffs, Inc	813,494
32,672		Commercial Metals Co	546,276
24,815		Cytec Industries, Inc	1,353,410
60,178		Domtar Corporation	5,291,451
5,513		Du Pont (E.I.) de Nemours & Co	279,399
23,847		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,593,361

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

56,080		Huntsman Corp	$976,353
7,100		Lubrizol Corp	762,966
720		MeadWestvaco Corp	20,614
16,400		Mosaic Co	1,329,056
12,310		PPG Industries, Inc	1,037,487
13,700		Schnitzer Steel Industries, Inc (Class A)	845,290
12,261		Walter Energy, Inc	1,597,240

		TOTAL MATERIALS	25,800,367

MEDIA - 5.1%
151,698		CBS Corp (Class B)	3,008,171
118,385	*	Clear Channel Outdoor Holdings, Inc (Class A)	1,644,368
245,763		Comcast Corp (Class A)	5,591,107
111,808	*	DIRECTV	4,739,541
179,309		DISH Network Corp (Class A)	3,785,213
205,800		Gannett Co, Inc	3,033,492
6,107	*	Liberty Global, Inc (Class A)	247,700
217	*	Liberty Global, Inc (Series C)	8,305
3,599	*	Liberty Media Corp - Starz	239,945
58,512		McGraw-Hill Cos, Inc	2,280,798
70,829		Time Warner Cable, Inc	4,804,331
53,460		Time Warner, Inc	1,681,317
88,584		Viacom, Inc (Class B)	3,680,665
530		Virgin Media, Inc	13,335
92,418		Walt Disney Co	3,592,288
4,973		Washington Post Co (Class B)	2,130,185

		TOTAL MEDIA	40,480,761

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
84,505		Abbott Laboratories	3,816,246
74,009	*	Amgen, Inc	4,076,415
54,200	*	Biogen Idec, Inc	3,548,474
6,170		Bristol-Myers Squibb Co	155,361
68,570	*	Cephalon, Inc	4,051,116
146,052		Eli Lilly & Co	5,078,228
21,557	*	Endo Pharmaceuticals Holdings, Inc	716,124
164,880	*	Forest Laboratories, Inc	5,319,029
215,920		Johnson & Johnson	12,905,538
452,420		Merck & Co, Inc	15,006,770
737,427		Pfizer, Inc	13,435,920
35,476	*	Watson Pharmaceuticals, Inc	1,934,152

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	70,043,373

REAL ESTATE - 3.7%
140,700		Annaly Mortgage Management, Inc	2,508,681
4,617		AvalonBay Communities, Inc	535,249
405		Boston Properties, Inc	38,220
18,664		General Growth Properties, Inc	276,414
31,900		HCP, Inc	1,183,171
15,635		Host Marriott Corp	289,404
190,243		HRPT Properties Trust	5,073,781
54,648		Nationwide Health Properties, Inc	2,052,032

TIAA-CREF FUNDS- Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

50,800		Public Storage, Inc	$5,536,183
21,998		Rayonier, Inc	1,302,502
109,336		Senior Housing Properties Trust	2,451,313
35,817		Simon Property Group, Inc	3,633,635
86,840		Ventas, Inc	4,816,146

		TOTAL REAL ESTATE	29,696,731

RETAILING - 1.2%
10,000		Abercrombie & Fitch Co (Class A)	504,100
64,000		Foot Locker, Inc	1,143,040
164,153	*	GameStop Corp (Class A)	3,458,705
56,505		Gap, Inc	1,088,851
12,338	*	Liberty Media Holding Corp (Interactive A)	195,434
77,928		Macy’s, Inc	1,804,033
34,703		RadioShack Corp	525,750
13,636	*	Signet Jewelers Ltd	579,257

		TOTAL RETAILING	9,299,170

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
21,000		Broadcom Corp (Class A)	946,890
13,063	*	Fairchild Semiconductor International, Inc	232,521
253,932		Intel Corp	5,449,381
388,658	*	Micron Technology, Inc	4,096,455
38,660		Texas Instruments, Inc	1,310,961

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,036,208

SOFTWARE & SERVICES - 3.0%
152,848	*	AOL, Inc	3,594,985
65,539		Computer Sciences Corp	3,492,572
11,157	*	Convergys Corp	158,876
4,426		DST Systems, Inc	210,501
121,076	*	IAC/InterActiveCorp	3,425,240
391,859		Microsoft Corp	10,864,291
145,100	*	Symantec Corp	2,555,211
99		Total System Services, Inc	1,724
3,409	*	Unisys Corp	96,577

		TOTAL SOFTWARE & SERVICES	24,399,977

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
11,900		Anixter International, Inc	752,913
5,600	*	Avnet, Inc	199,472
82,800		Corning, Inc	1,838,988
76,489	*	Lexmark International, Inc (Class A)	2,664,877
85,320	*	Motorola Mobility Holdings, Inc	2,377,868
23,700		Qualcomm, Inc	1,282,881
128,080	*	Seagate Technology, Inc	1,793,120
57,600		Tellabs, Inc	305,280
226,196	*	Vishay Intertechnology, Inc	3,732,234
15,118	*	Vishay Precision Group, Inc	280,439
140,857	*	Western Digital Corp	4,791,955
81,165		Xerox Corp	861,972

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	20,881,999

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 6.4%
834,648		AT&T, Inc	$22,969,513
38,333	*	MetroPCS Communications, Inc	495,646
913,488		Qwest Communications International, Inc	6,513,169
830,900	*	Sprint Nextel Corp	3,755,668
27,303		Telephone & Data Systems, Inc	976,082
12,922	*	US Cellular Corp	629,818
455,688		Verizon Communications, Inc	16,231,607

		TOTAL TELECOMMUNICATION SERVICES	51,571,503

TRANSPORTATION - 2.0%
62,201		CSX Corp	4,391,391
81,092	*	Hertz Global Holdings, Inc	1,192,863
19,900	*	Kansas City Southern Industries, Inc	994,602
19,308		Ryder System, Inc	928,329
69,950		Southwest Airlines Co	828,908
97,600	*	UAL Corp	2,479,040
47,890		Union Pacific Corp	4,531,830
7,500		United Parcel Service, Inc (Class B)	537,150

		TOTAL TRANSPORTATION	15,884,113

UTILITIES - 5.8%
181,046	*	AES Corp	2,244,970
17,750		Alliant Energy Corp	659,590
147,414		Ameren Corp	4,182,136
115,764		American Electric Power Co, Inc	4,130,459
105,826		Centerpoint Energy, Inc	1,709,090
31,696		CMS Energy Corp	618,072
53,144		Dominion Resources, Inc	2,313,890
84,136		DTE Energy Co	3,892,131
106,463		Edison International	3,862,478
51,407		Exelon Corp	2,185,312
4,500		Integrys Energy Group, Inc	214,155
10,537		NextEra Energy, Inc	563,308
122,050		Northeast Utilities	4,017,885
28,823		OGE Energy Corp	1,322,687
3,500		Oneok, Inc	206,115
79,594		Pepco Holdings, Inc	1,478,061
45,938		PG&E Corp	2,126,011
44,739		Pinnacle West Capital Corp	1,821,325
31,800		Progress Energy, Inc	1,428,456
61,273		Public Service Enterprise Group, Inc	1,987,083
57,754		Questar Corp	1,006,652
32,934		Southern Co	1,238,977
11,704		TECO Energy, Inc	215,471
39,384		UGI Corp	1,234,689
31,151		Wisconsin Energy Corp	1,878,094
10,818		Xcel Energy, Inc	254,980

		TOTAL UTILITIES	46,792,077

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES	COMPANY	VALUE

	TOTAL COMMON STOCKS	$801,425,095

	(Cost $681,778,615)
	TOTAL INVESTMENTS - 99.9%	801,425,095
	(Cost $681,778,615)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	440,429

	NET ASSETS - 100.0%	$801,865,524

*	Non-income producing.
b	In bankruptcy.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.6%
19,815	*	American Axle & Manufacturing Holdings, Inc	$283,355
10,278	*	BorgWarner, Inc	692,737
524,309	*	Ford Motor Co	8,362,729
1,482	*	Fuel Systems Solutions, Inc	38,576
12,497		Gentex Corp	400,779
39,013		Harley-Davidson, Inc	1,546,865
110,286		Johnson Controls, Inc	4,233,879
8,602	*	Modine Manufacturing Co	141,933
3,240		Spartan Motors, Inc	20,218
10,161		Superior Industries International, Inc	203,220
24,329	*	Tenneco, Inc	1,005,518

		TOTAL AUTOMOBILES & COMPONENTS	16,929,809

BANKS - 4.6%
1,100		Associated Banc-Corp	15,378
3,758		Bank of Hawaii Corp	176,137
135,593		BB&T Corp	3,747,791
640		Capitol Federal Financial	7,802
108,443	*	Citizens Republic Bancorp, Inc	68,287
6,265		City National Corp	362,054
25,900		Comerica, Inc	989,380
397		Community Bank System, Inc	10,036
139		Cullen/Frost Bankers, Inc	8,031
169,610		Fifth Third Bancorp	2,522,101
34,764	*	First Horizon National Corp	393,876
574		First Niagara Financial Group, Inc	7,967
4,400		Fulton Financial Corp	45,408
43,966		Hudson City Bancorp, Inc	482,747
128,635		Keycorp	1,144,852
28,234		M&T Bank Corp	2,441,394
42,448		Marshall & Ilsley Corp	296,712
35,695		New York Community Bancorp, Inc	653,931
3,790		NewAlliance Bancshares, Inc	56,661
3,640		Old National Bancorp	39,057
5,242		People’s United Financial, Inc	67,674
5,876	*	PMI Group, Inc	17,099
78,553		PNC Financial Services Group, Inc	4,713,180
417,026	*	Popular, Inc	1,338,653
9,708		Provident Financial Services, Inc	142,222
7,470		Radian Group, Inc	53,635
204,139		Regions Financial Corp	1,449,387
99,121		SunTrust Banks, Inc	3,016,252
997		Susquehanna Bancshares, Inc	9,531
5,180	*	SVB Financial Group	271,795

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

345,861		Synovus Financial Corp	$913,073
429		TCF Financial Corp	6,409
308,614		US Bancorp	8,332,578
840		Washington Federal, Inc	14,524
650		Webster Financial Corp	14,872
506,755		Wells Fargo & Co	16,428,997
3,075		Zions Bancorporation	72,509

		TOTAL BANKS	50,331,992

CAPITAL GOODS - 7.9%
103,832		3M Co	9,128,909
1,129		A.O. Smith Corp	48,332
416		Actuant Corp (Class A)	11,536
11,150	*	AGCO Corp	565,305
410	*	American Superconductor Corp	11,181
91,838		Ametek, Inc	3,745,154
1,565		Ampco-Pittsburgh Corp	38,984
241		Apogee Enterprises, Inc	3,082
286		Applied Industrial Technologies, Inc	9,055
9,497		Armstrong World Industries, Inc	385,673
12,937	*	ArvinMeritor, Inc	282,803
2,055	*	Astec Industries, Inc	61,856
216		AZZ, Inc	8,659
204		Badger Meter, Inc	8,362
23,730		Barnes Group, Inc	470,329
41,452	*	BE Aerospace, Inc	1,603,778
419	*	Beacon Roofing Supply, Inc	7,609
5,310		Briggs & Stratton Corp	106,041
96,094		Caterpillar, Inc	9,322,080
218		Clarcor, Inc	9,413
1,693	*	Columbus McKinnon Corp	28,561
5,914		Cooper Industries plc	362,292
46,264		Cummins, Inc	4,898,432
143,541		Danaher Corp	6,611,498
79,521		Deere & Co	7,228,459
5,921		Dover Corp	379,536
8,267		Dynamic Materials Corp	163,273
20,223		Eaton Corp	2,183,275
345	*	EMCOR Group, Inc	10,447
139,810		Emerson Electric Co	8,232,012
5,541	*	Energy Recovery, Inc	18,950
3,660		Fastenal Co	212,500
2,209		Federal Signal Corp	15,375
8,284		Fluor Corp	573,169
3,111	*	FuelCell Energy, Inc	5,444
400		Gardner Denver, Inc	28,856
267	*	General Cable Corp	9,882
8,963	*	Gibraltar Industries, Inc	98,862
14,163		Graco, Inc	601,644
11,360	*	GrafTech International Ltd	238,560
245		Granite Construction, Inc	6,331
8,980		Hubbell, Inc (Class B)	549,935

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

258		IDEX Corp	$10,232
123,652		Illinois Tool Works, Inc	6,614,145
13,342		Ingersoll-Rand plc	629,742
376	*	Insituform Technologies, Inc (Class A)	10,344
1,400		Insteel Industries, Inc	15,988
3,007		John Bean Technologies Corp	54,276
1,785	*	Layne Christensen Co	56,370
6,798	*	LB Foster Co (Class A)	270,221
2,650		Lincoln Electric Holdings, Inc	179,458
72,629		Masco Corp	967,418
149	*	Middleby Corp	12,190
179		MSC Industrial Direct Co (Class A)	10,638
24,123	*	NCI Building Systems, Inc	320,112
14,921		Nordson Corp	1,377,358
30,294	*	Owens Corning, Inc	1,013,941
50,333		Paccar, Inc	2,843,311
9,376		Pall Corp	519,524
7,548		Pentair, Inc	273,011
466		Perini Corp	10,583
419	*	Polypore International, Inc	20,175
4,873		Precision Castparts Corp	696,790
6,740		Quanex Building Products Corp	131,363
16,253	*	Quanta Services, Inc	385,684
397		Robbins & Myers, Inc	16,487
13,723		Rockwell Automation, Inc	1,111,700
8,275		Roper Industries, Inc	642,885
2,611	*	Rush Enterprises, Inc (Class A)	49,792
305	*	Sauer-Danfoss, Inc	8,738
259		Simpson Manufacturing Co, Inc	7,705
4,318		Snap-On, Inc	244,528
40,260	*	Spirit Aerosystems Holdings, Inc (Class A)	950,941
139		SPX Corp	10,895
332		TAL International Group, Inc	10,368
2,438	*	Tecumseh Products Co (Class A)	29,451
21,415		Tennant Co	863,881
293		Timken Co	13,777
14,580		Tredegar Corp	272,792
356	*	Trex Co, Inc	8,288
21,849		Tyco International Ltd	979,491
13,011	*	Valence Technology, Inc	20,037
1,000		Vicor Corp	14,730
23,648		W.W. Grainger, Inc	3,109,003
8,374	*	WABCO Holdings, Inc	489,042
145		Watsco, Inc	9,094
3,845	*	WESCO International, Inc	215,512
9,810		Westinghouse Air Brake Technologies Corp	531,702

		TOTAL CAPITAL GOODS	84,319,147

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
312		Aaron’s, Inc	5,987
2,033	*	Acacia Research (Acacia Technologies)	49,605
5,611	*	ACCO Brands Corp	46,066

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

892		Administaff, Inc	$25,261
33,078		Avery Dennison Corp	1,392,254
305		Brink’s Co	8,235
1,050		Corporate Executive Board Co	40,803
158	*	CoStar Group, Inc	8,892
2,857		Deluxe Corp	69,854
15,528		Dun & Bradstreet Corp	1,319,103
155	*	EnerNOC, Inc	4,033
3,223	*	FTI Consulting, Inc	117,543
1,540		Herman Miller, Inc	37,160
5,092		HNI Corp	154,491
12,321		Iron Mountain, Inc	300,509
590		Knoll, Inc	9,877
732	*	M&F Worldwide Corp	17,663
7,636		Manpower, Inc	493,057
42,800	*	Metalico, Inc	237,540
2,746	*	Navigant Consulting, Inc	27,982
7,278		Pitney Bowes, Inc	176,710
16,338		R.R. Donnelley & Sons Co	289,509
24,819		Robert Half International, Inc	778,324
10,180	*	Tetra Tech, Inc	235,616
1,350		Unifirst Corp	75,276
457		Viad Corp	10,753
9,102		Waste Management, Inc	344,693

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,276,796

CONSUMER DURABLES & APPAREL - 1.6%
536		American Greetings Corp (Class A)	11,647
5,420		Callaway Golf Co	39,837
2,455		Cherokee, Inc	39,354
36,748		Coach, Inc	1,987,699
198		Columbia Sportswear Co	12,074
570	*	Deckers Outdoor Corp	41,832
228	*	Fossil, Inc	16,199
29,085		Garmin Ltd	896,691
258		Hasbro, Inc	11,375
549	*	Iconix Brand Group, Inc	10,898
1,330		KB Home	19,737
20,033		Leggett & Platt, Inc	451,343
8,678	*	Liz Claiborne, Inc	42,869
6,560	*	M/I Homes, Inc	96,170
394	*	Maidenform Brands, Inc	10,142
110,801		Mattel, Inc	2,623,768
4,410	*	Movado Group, Inc	63,548
78,018		Nike, Inc (Class B)	6,434,925
4,874		Oxford Industries, Inc	115,368
6,575		Phillips-Van Heusen Corp	383,783
397		Pool Corp	9,679
71,408	*	Quiksilver, Inc	319,194
300		Skyline Corp	6,027
228,965	*	Standard-Pacific Corp	1,007,445
2,129	*	Tempur-Pedic International, Inc	92,910

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

353	*	True Religion Apparel, Inc	$7,254
4,527		Tupperware Corp	207,110
228	*	Under Armour, Inc (Class A)	13,648
8,447		VF Corp	698,736
193	*	Warnaco Group, Inc	9,858
2,309		Weyco Group, Inc	53,407
2,125		Whirlpool Corp	181,688

		TOTAL CONSUMER DURABLES & APPAREL	15,916,215

CONSUMER SERVICES - 2.2%
9,927	*	AFC Enterprises	147,912
339	*	BJ’s Restaurants, Inc	11,977
1,289		Bob Evans Farms, Inc	40,578
87	*	Capella Education Co	4,981
21,017		Choice Hotels International, Inc	797,175
237	*	Coinstar, Inc	9,809
23,596		Darden Restaurants, Inc	1,111,608
179		DeVry, Inc	9,328
14,495	*	Gaylord Entertainment Co	483,263
15,608		Hillenbrand, Inc	337,288
7,135	*	Interval Leisure Group, Inc	111,805
359	*	Jack in the Box, Inc	7,876
240	*	Life Time Fitness, Inc	9,571
7,730		Marcus Corp	91,601
62,757		Marriott International, Inc (Class A)	2,478,274
142,290		McDonald’s Corp	10,482,503
700	*	O’Charleys, Inc	4,844
105	*	Panera Bread Co (Class A)	10,034
258	*	Papa John’s International, Inc	7,405
185		PF Chang’s China Bistro, Inc	8,517
7,410		Regis Corp	124,192
1,197	*	Ruby Tuesday, Inc	16,136
5,658	*	Sonic Corp	54,260
357		Sotheby’s (Class A)	14,387
129,190		Starbucks Corp	4,073,360
25,445		Starwood Hotels & Resorts Worldwide, Inc	1,500,492
31	*	Steak N Shake Co	13,330
7,397		Stewart Enterprises, Inc (Class A)	47,193
38		Strayer Education, Inc	4,560
563	*	Texas Roadhouse, Inc (Class A)	9,357
190	*	Vail Resorts, Inc	9,130
1,105		Weight Watchers International, Inc	42,874
9,967		Wyndham Worldwide Corp	280,372
15,310		Yum! Brands, Inc	715,896

		TOTAL CONSUMER SERVICES	23,071,888

DIVERSIFIED FINANCIALS - 5.8%
30,735	*	American Capital Ltd	251,105
162,638		American Express Co	7,055,236
29,673		Ameriprise Financial, Inc	1,829,340
233,479		Bank of New York Mellon Corp	7,291,550
17,356		BlackRock, Inc	3,436,835

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

76,567		Capital One Financial Corp	$3,687,467
286,571		Charles Schwab Corp	5,172,607
11,702		CME Group, Inc	3,610,769
77,025		Discover Financial Services	1,585,945
9,792		Duff & Phelps Corp	166,072
6,758		Eaton Vance Corp	204,767
10,950		Evercore Partners, Inc (Class A)	353,685
10,066		Federated Investors, Inc (Class B)	272,587
50,911		Franklin Resources, Inc	6,142,412
114		Greenhill & Co, Inc	7,914
16,977	*	IntercontinentalExchange, Inc	2,045,559
88,718		Invesco Ltd	2,194,883
153	*	Investment Technology Group, Inc	2,820
696		Janus Capital Group, Inc	8,985
18,091		Legg Mason, Inc	599,355
93,413	*	MF Global Holdings Ltd	773,460
17,980	*	Nasdaq Stock Market, Inc	440,150
26,217	*	NewStar Financial, Inc	254,043
43,121		Northern Trust Corp	2,241,430
51,594		NYSE Euronext	1,641,205
1,600	*	PHH Corp	38,224
1,686	*	Safeguard Scientifics, Inc	27,735
20,019		SEI Investments Co	463,440
106,712		State Street Corp	4,985,585
55,845		T Rowe Price Group, Inc	3,681,302
5,420	*	TradeStation Group, Inc	37,777

		TOTAL DIVERSIFIED FINANCIALS	60,504,244

ENERGY - 10.7%
109,504	*	Allis-Chalmers Energy, Inc	830,040
70,809		Apache Corp	8,451,763
9,881	*	Atlas America, Inc	437,728
44,634	*	ATP Oil & Gas Corp	756,993
866	*	Atwood Oceanics, Inc	35,004
8,754		Berry Petroleum Co (Class A)	408,549
15,700	*	BPZ Energy, Inc	90,275
541	*	Brigham Exploration Co	16,019
3,340	*	Bronco Drilling Co, Inc	23,113
23,178		Cabot Oil & Gas Corp	964,900
38,804	*	Cameron International Corp	2,068,253
4,860		CARBO Ceramics, Inc	559,678
1,108	*	Carrizo Oil & Gas, Inc	37,506
163,109		Chesapeake Energy Corp	4,816,609
22,451		Cimarex Energy Co	2,337,823
57,960	*	Clean Energy Fuels Corp	687,985
9,319	*	Complete Production Services, Inc	260,373
9,724	*	Contango Oil & Gas Co	563,992
49,244		Crosstex Energy, Inc	416,604
1,310	*	Dawson Geophysical Co	44,291
90,185	*	Denbury Resources, Inc	1,835,265
92,697	*	Devon Energy Corp	8,221,298
45,142		Diamond Offshore Drilling, Inc	3,237,132

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

277	*	Dresser-Rand Group, Inc	$12,723
2,990	*	Dril-Quip, Inc	230,589
168,998		El Paso Corp	2,683,688
60,178		EOG Resources, Inc	6,402,337
77,323		Equitable Resources, Inc	3,726,195
4,570		EXCO Resources, Inc	91,766
1,665	*	Exterran Holdings, Inc	41,309
22,363	*	FMC Technologies, Inc	2,102,122
36,272	*	Global Industries Ltd	290,720
2,553	*	GMX Resources, Inc	13,327
10,691	*	Goodrich Petroleum Corp	226,863
3,462		Gulf Island Fabrication, Inc	93,751
13,198	*	Gulfmark Offshore, Inc	507,463
1,140	*	Gulfport Energy Corp	27,292
38,130	*	Hercules Offshore, Inc	126,210
86,810		Hess Corp	7,302,457
32,249	*	Hornbeck Offshore Services, Inc	765,591
11,291	*	ION Geophysical Corp	107,377
829	*	Key Energy Services, Inc	11,034
366	*	Kinder Morgan Management LLC	23,470
2,854		Lufkin Industries, Inc	190,419
167,491		Marathon Oil Corp	7,654,339
2,100	*	Matrix Service Co	23,646
101,137		National Oilwell Varco, Inc	7,474,023
30,309	*	Newfield Exploration Co	2,217,710
23,666		Noble Corp	905,225
62,303		Noble Energy, Inc	5,675,803
2,860	*	Northern Oil And Gas, Inc	78,850
2,374	*	Oceaneering International, Inc	183,344
3,062	*	Oil States International, Inc	207,481
606	*	OYO Geospace Corp	58,073
21,861	*	Parker Drilling Co	94,877
50,713	*	PetroHawk Energy Corp	1,016,796
6,789	*	Petroleum Development Corp	308,967
11,473	*	Petroquest Energy, Inc	89,948
800	*	PHI, Inc	16,496
18,930	*	Pioneer Drilling Co	167,720
36,020		Pioneer Natural Resources Co	3,427,663
35,085	*	Pride International, Inc	1,140,263
61,191		Questar Market Resources, Inc	2,486,802
23,105	*	Quicksilver Resources, Inc	346,806
18,778		Range Resources Corp	936,459
191,290	*	Rentech, Inc	235,287
7,052	*	Rex Energy Corp	84,871
2,753	*	Rosetta Resources, Inc	109,982
3,645		RPC, Inc	64,079
79		SEACOR Holdings, Inc	8,350
47,858	*	Southwestern Energy Co	1,890,391
234,557		Spectra Energy Corp	6,152,430
17,046		St. Mary Land & Exploration Co	1,059,579
8,467		Sunoco, Inc	359,424
12,383	*	Swift Energy Co	528,259

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

158		Tidewater, Inc	$9,399
26,105	*	Ultra Petroleum Corp	1,245,992
8,293	*	Unit Corp	424,602
13,083	*	Venoco, Inc	272,911
13,542		W&T Offshore, Inc	275,580
44,137	*	Weatherford International Ltd	1,046,930
9,291	*	Whiting Petroleum Corp	1,173,267
136,712		Williams Cos, Inc	3,689,857

		TOTAL ENERGY	115,220,377

FOOD & STAPLES RETAILING - 2.6%
258		Casey’s General Stores, Inc	10,962
91,940		Costco Wholesale Corp	6,604,970
172,836		CVS Corp	5,910,991
70,415		Kroger Co	1,506,881
2,547		Nash Finch Co	95,945
278		Ruddick Corp	9,369
88,015		Safeway, Inc	1,821,030
2,716		Spartan Stores, Inc	39,355
182,562		Sysco Corp	5,319,857
151,107		Walgreen Co	6,110,767
13,051		Whole Foods Market, Inc	674,867

		TOTAL FOOD & STAPLES RETAILING	28,104,994

FOOD BEVERAGE & TOBACCO - 3.7%
71,643		Campbell Soup Co	2,445,892
16,560		ConAgra Foods, Inc	369,785
555		Del Monte Foods Co	10,523
201		Diamond Foods, Inc	10,004
165,589		General Mills, Inc	5,759,185
3,650	*	Green Mountain Coffee Roasters, Inc	122,567
76,055		H.J. Heinz Co	3,612,613
2,859	*	Hansen Natural Corp	161,934
1,778		Hormel Foods Corp	87,833
8,339		J.M. Smucker Co	518,352
95,511		Kellogg Co	4,804,203
236,047		Kraft Foods, Inc (Class A)	7,215,957
1,730		Lancaster Colony Corp	96,136
4,692		McCormick & Co, Inc	207,386
187,793		PepsiCo, Inc	12,076,968
221	*	Ralcorp Holdings, Inc	13,525
123,509		Sara Lee Corp	2,095,948
2,069		Tootsie Roll Industries, Inc	57,229
177	*	TreeHouse Foods, Inc	8,469

		TOTAL FOOD BEVERAGE & TOBACCO	39,674,509

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
106,686		Aetna, Inc	3,514,237
1,661	*	Amsurg Corp	34,997
377		Analogic Corp	19,253
129,259		Baxter International, Inc	6,267,769
12,272		Beckman Coulter, Inc	883,707

TIAA-CREF FUNDS- Social Choice Equity Fund

SHARES		COMPANY	VALUE

70,205		Becton Dickinson & Co	$5,823,505
4,434	*	Catalyst Health Solutions, Inc	192,436
8,354	*	Centene Corp	231,573
2,060		Chemed Corp	128,194
1,680	*	Corvel Corp	84,806
22,701		Dentsply International, Inc	805,431
613	*	Gen-Probe, Inc	38,552
2,079	*	Greatbatch, Inc	48,960
1,033	*	Health Management Associates, Inc (Class A)	9,400
3,186	*	Healthways, Inc	38,136
3,284	*	Henry Schein, Inc	215,627
15,482		Hill-Rom Holdings, Inc	626,557
150	*	HMS Holdings Corp	9,651
18,517	*	Humana, Inc	1,073,430
8,507	*	Idexx Laboratories, Inc	609,952
2,798	*	Intuitive Surgical, Inc	903,502
670		Invacare Corp	18,519
10,687	*	Inverness Medical Innovations, Inc	418,610
6,396	*	Kinetic Concepts, Inc	295,047
10,715	*	LifePoint Hospitals, Inc	377,168
26,512		McKesson Corp	1,992,907
343	*	MedAssets, Inc	6,733
23,175	*	Medco Health Solutions, Inc	1,414,139
203,645		Medtronic, Inc	7,803,677
5,688	*	Molina Healthcare, Inc	174,394
2,081	*	MWI Veterinary Supply, Inc	129,355
1,845		Owens & Minor, Inc	54,483
15,227		Patterson Cos, Inc	503,405
5,367	*	PharMerica Corp	60,701
4,996	*	Resmed, Inc	157,324
8,620		STERIS Corp	300,148
98,909	*	WellPoint, Inc	6,144,227

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	41,410,512

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
1,164		Alberto-Culver Co	43,359
56,452		Avon Products, Inc	1,598,155
1,380		Church & Dwight Co, Inc	94,958
14,510		Clorox Co	912,534
62,610		Colgate-Palmolive Co	4,806,570
8,430		Estee Lauder Cos (Class A)	678,615
90,208		Kimberly-Clark Corp	5,839,164
319		Nu Skin Enterprises, Inc (Class A)	9,596
269,406		Procter & Gamble Co	17,007,600
3,191	*	USANA Health Sciences, Inc	121,003

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,111,554

INSURANCE - 3.6%
110,682		Aflac, Inc	6,373,069
134	*	Alleghany Corp	41,377
873		American Equity Investment Life Holding Co	11,070
4,034	*	Arch Capital Group Ltd	356,001

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

297		Arthur J. Gallagher & Co	$8,815
25,284		Aspen Insurance Holdings Ltd	759,784
21,514		Assurant, Inc	843,994
3,638		Axis Capital Holdings Ltd	129,440
94,793		Chubb Corp	5,491,358
89,258		Cincinnati Financial Corp	2,859,826
476		Employers Holdings, Inc	7,992
9,980		Endurance Specialty Holdings Ltd	463,970
5,595		Erie Indemnity Co (Class A)	371,620
1,474		Everest Re Group Ltd	124,229
123,211	*	Genworth Financial, Inc (Class A)	1,671,973
4,819		Hanover Insurance Group, Inc	227,939
237		Harleysville Group, Inc	8,373
77,707		Lincoln National Corp	2,241,070
1,094	*	Markel Corp	440,335
24,700		Montpelier Re Holdings Ltd	490,295
16,911	*	National Financial Partners Corp	214,431
139	*	Navigators Group, Inc	6,803
1,464		PartnerRe Ltd	119,872
76,295	*	Phoenix Cos, Inc	195,315
10,955		Platinum Underwriters Holdings Ltd	484,211
71,206		Principal Financial Group	2,333,421
139	*	ProAssurance Corp	8,155
190,427		Progressive Corp	3,772,359
7,015		Protective Life Corp	193,404
139		RLI Corp	7,488
179		Safety Insurance Group, Inc	8,519
476		Selective Insurance Group, Inc	8,463
941		Stancorp Financial Group, Inc	41,978
112,432		Travelers Cos, Inc	6,325,424
26,438		W.R. Berkley Corp	746,874
19		Wesco Financial Corp	7,140
42,624		XL Capital Ltd	976,942

		TOTAL INSURANCE	38,373,329

MATERIALS - 5.2%
66,637		Air Products & Chemicals, Inc	5,814,078
1,284		Airgas, Inc	80,468
245,004		Alcoa, Inc	4,059,716
13,940		Allegheny Technologies, Inc	908,749
21,586	*	Allied Nevada Gold Corp	570,734
27,253		AMCOL International Corp	815,410
4,611		Aptargroup, Inc	221,605
278		Arch Chemicals, Inc	10,075
4,111		Ball Corp	292,415
17,359		Bemis Co, Inc	565,035
10,051		Buckeye Technologies, Inc	252,883
5,416	*	Calgon Carbon Corp	77,232
9,565	*	Castle (A.M.) & Co	150,075
413	*	Clearwater Paper Corp	32,660
29,174		Cleveland-Cliffs, Inc	2,493,210
33,587	*	Coeur d’Alene Mines Corp	785,264

TIAA-CREF FUNDS- Social Choice Equity Fund

SHARES		COMPANY	VALUE

24,333		Commercial Metals Co	$406,848
2,065		Compass Minerals International, Inc	189,712
2,331		Domtar Corporation	204,965
179		Eastman Chemical Co	16,622
82,465		Ecolab, Inc	4,097,686
1,010	*	Ferro Corp	15,574
12,550	*	General Moly, Inc	63,880
3,990		Glatfelter	48,000
18,454		H.B. Fuller Co	420,567
5,740	*	Horsehead Holding Corp	72,955
4,374		Innophos Holdings, Inc	145,086
198		International Flavors & Fragrances, Inc	11,296
55,514		International Paper Co	1,603,244
26,366	*	Louisiana-Pacific Corp	264,715
12,688		Lubrizol Corp	1,363,452
48,796		MeadWestvaco Corp	1,397,029
5,189		Minerals Technologies, Inc	327,011
9,880		Nalco Holding Co	300,945
90,357		Nucor Corp	4,148,289
5,710		Olympic Steel, Inc	156,283
6,890	*	Owens-Illinois, Inc	203,186
68,165		Praxair, Inc	6,342,072
274		Quaker Chemical Corp	10,516
28,263		Reliance Steel & Aluminum Co	1,477,872
3,349		Rock-Tenn Co (Class A)	223,546
33,295		Royal Gold, Inc	1,544,888
10,415		Sealed Air Corp	277,976
6,484		Sensient Technologies Corp	219,872
44,455		Sigma-Aldrich Corp	2,829,561
22,754		Sonoco Products Co	808,905
1,937	*	Spartech Corp	16,174
8,818	*	Stillwater Mining Co	191,174
13,020		Temple-Inland, Inc	312,350
14,803	*	Titanium Metals Corp	279,037
81,105		United States Steel Corp	4,677,324
10,589	*	US Gold Corp	67,770
9,986		Valspar Corp	373,177
23,832		Vulcan Materials Co	1,014,290
1,674		Wausau Paper Corp	14,346
57,190		Worthington Industries, Inc	1,086,610
1,396	*	Zoltek Cos, Inc	15,607

		TOTAL MATERIALS	54,370,021

MEDIA - 3.0%
274		Arbitron, Inc	11,423
563		Cinemark Holdings, Inc	9,543
23,465	*	Discovery Communications, Inc (Class A)	915,135
12,428	*	Discovery Communications, Inc (Class C)	422,055
10,572	*	DreamWorks Animation SKG, Inc (Class A)	296,756
5,670	*	Entercom Communications Corp (Class A)	55,566
60,104	*	Entravision Communications Corp (Class A)	129,825
15,617	*	EW Scripps Co (Class A)	141,802

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,400	*	Fisher Communications, Inc	$82,076
6,837		Harte-Hanks, Inc	85,257
2,205		John Wiley & Sons, Inc (Class A)	101,320
42,077	*	Journal Communications, Inc (Class A)	201,970
664	*	Knology, Inc	9,714
60,931	*	Liberty Global, Inc (Class A)	2,471,361
48,676	*	Lin TV Corp (Class A)	234,618
41,711	*	McClatchy Co (Class A)	212,726
16,032	*	Mediacom Communications Corp (Class A)	140,520
7,548		Meredith Corp	254,368
42,842	*	New York Times Co (Class A)	433,133
95,201		Omnicom Group, Inc	4,272,621
23,536		Scripps Networks Interactive (Class A)	1,094,424
519,688	*	Sirius XM Radio, Inc	839,296
87,396		Time Warner Cable, Inc	5,928,071
8,612	*	Valassis Communications, Inc	261,288
69,940		Virgin Media, Inc	1,759,690
249,614		Walt Disney Co	9,702,497
4,167		Washington Post Co (Class B)	1,784,934

		TOTAL MEDIA	31,851,989

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
193,649		Abbott Laboratories	8,745,189
14	*	Accelrys, Inc	115
1,715	*	Affymetrix, Inc	8,318
62,266	*	Agilent Technologies, Inc	2,604,586
15,795	*	Akorn, Inc	78,975
2,038	*	Alkermes, Inc	26,311
55,837		Allergan, Inc	3,942,651
138,220	*	Amgen, Inc	7,613,157
3,523	*	Amylin Pharmaceuticals, Inc	57,002
1,775	*	Arena Pharmaceuticals, Inc	2,805
10,340	*	Ariad Pharmaceuticals, Inc	65,918
2,400	*	Auxilium Pharmaceuticals, Inc	54,456
46,514	*	Biogen Idec, Inc	3,045,272
8,002	*	BioMimetic Therapeutics, Inc	103,786
262,854		Bristol-Myers Squibb Co	6,618,664
3,850	*	Bruker BioSciences Corp	67,375
4,094	*	Celera Corp	25,321
10,726	*	Cepheid, Inc	254,850
13,923	*	Dendreon Corp	487,862
50,126	*	Durect Corp	156,393
25,812	*	Endo Pharmaceuticals Holdings, Inc	857,475
50,472	*	Genzyme Corp	3,702,121
6,371	*	Geron Corp	31,218
179,590	*	Gilead Sciences, Inc	6,892,663
6,286	*	Hospira, Inc	347,176
22,308	*	Incyte Corp	328,820
8,839	*	Isis Pharmaceuticals, Inc	80,435
273,757		Johnson & Johnson	16,362,455
10,419	*	Life Technologies Corp	565,648
357,351		Merck & Co, Inc	11,853,332

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

51,399	*	Nektar Therapeutics	$576,183
14,378	*	Neurocrine Biosciences, Inc	106,110
10,130	*	Orexigen Therapeutics, Inc	92,082
25,946		PDL BioPharma, Inc	128,173
4,988	*	Pharmasset, Inc	241,718
11,815	*	Pozen, Inc	71,481
3,084	*	Progenics Pharmaceuticals, Inc	17,224
3,875	*	Regeneron Pharmaceuticals, Inc	130,510
15,572	*	Salix Pharmaceuticals Ltd	637,985
11,390	*	SIGA Technologies, Inc	130,700
8,040	*	Synta Pharmaceuticals Corp	40,120
1,787		Techne Corp	123,214
540	*	Theravance, Inc	11,362
2,460	*	United Therapeutics Corp	167,231
18,796	*	Vivus, Inc	168,224
13,727	*	Waters Corp	1,048,605

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	78,671,271

REAL ESTATE - 2.0%
337		Acadia Realty Trust	6,228
7,938		AMB Property Corp	266,320
297		American Campus Communities, Inc	9,605
247,886		Annaly Mortgage Management, Inc	4,419,806
25,110		Anworth Mortgage Asset Corp	172,506
79,508	*	Ashford Hospitality Trust, Inc	775,203
19,243		Boston Properties, Inc	1,815,962
201		BRE Properties, Inc (Class A)	8,975
13,316		Capstead Mortgage Corp	169,246
5,090		CBL & Associates Properties, Inc	86,835
3,150		Cedar Shopping Centers, Inc	19,058
5,489		Digital Realty Trust, Inc	298,602
551		Douglas Emmett, Inc	10,155
38,497		Duke Realty Corp	527,409
515		Equity One, Inc	9,605
2,391		Federal Realty Investment Trust	192,308
34,637	*	FelCor Lodging Trust, Inc	243,498
58,909	*	First Industrial Realty Trust, Inc	602,050
1,693	*	Forest City Enterprises, Inc (Class A)	28,629
5,106	*	Forestar Real Estate Group, Inc	95,278
9,360		Glimcher Realty Trust	82,462
17,351		HCP, Inc	643,549
14,587		Health Care REIT, Inc	715,930
54,570		Hersha Hospitality Trust	359,616
863		Highwoods Properties, Inc	28,281
122,864		Host Marriott Corp	2,274,212
4,999		HRPT Properties Trust	133,323
428		Jones Lang LaSalle, Inc	37,938
266		Kilroy Realty Corp	10,145
56,253		Kimco Realty Corp	1,017,617
373		LaSalle Hotel Properties	10,358
2,659		Lexington Corporate Properties Trust	22,522
9,816		Liberty Property Trust	341,302

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

720		LTC Properties, Inc	$19,685
7,818		Macerich Co	380,424
873		Medical Properties Trust, Inc	9,586
4,785		MFA Mortgage Investments, Inc	39,093
3,160		Mid-America Apartment Communities, Inc	201,450
71,267		NorthStar Realty Finance Corp	369,876
1,000		Post Properties, Inc	37,030
112,023		Prologis	1,671,383
132,656		RAIT Investment Trust	335,620
2,250		Regency Centers Corp	96,998
890	*	Sunstone Hotel Investors, Inc	9,087
404		Tanger Factory Outlet Centers, Inc	10,548
210		Taubman Centers, Inc	10,994
5,012		UDR, Inc	117,682
1,020		Urstadt Biddle Properties, Inc (Class A)	19,798
1,050		U-Store-It Trust	10,143
7,950		Ventas, Inc	440,907
25,299		Vornado Realty Trust	2,228,588
297		Washington Real Estate Investment Trust	9,112

		TOTAL REAL ESTATE	21,452,537

RETAILING - 4.2%
533		Advance Auto Parts, Inc	34,080
17,885		American Eagle Outfitters, Inc	258,617
2,243	*	AnnTaylor Stores Corp	49,615
9,338	*	Autozone, Inc	2,367,463
35,026	*	Bed Bath & Beyond, Inc	1,681,248
60,830		Best Buy Co, Inc	2,068,220
11,464	*	Carmax, Inc	374,300
1,450		Cato Corp (Class A)	35,438
1,936	*	Charming Shoppes, Inc	6,021
10,669		Chico’s FAS, Inc	116,505
658	*	Coldwater Creek, Inc	1,915
10,746		Foot Locker, Inc	191,924
6,192	*	GameStop Corp (Class A)	130,465
105,591		Gap, Inc	2,034,739
62,844		Genuine Parts Co	3,252,177
23,173	*	Hibbett Sports, Inc	741,999
8,884		Hot Topic, Inc	48,240
7,844	*	HSN, Inc	220,887
28,344		JC Penney Co, Inc	908,992
61,757	*	Kohl’s Corp	3,136,021
90,525	*	Liberty Media Holding Corp (Interactive A)	1,433,916
54,048		Limited Brands, Inc	1,580,364
495	*	LKQ Corp	11,959
252,693		Lowe’s Cos, Inc	6,266,786
21,020		Macy’s, Inc	486,613
300		Men’s Wearhouse, Inc	7,863
324		Monro Muffler, Inc	10,718
21,352		Nordstrom, Inc	879,275
15,969	*	Office Depot, Inc	83,837
14,576	*	Orbitz Worldwide, Inc	74,775

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

158	*	O’Reilly Automotive, Inc	$8,979
1,840	*	Overstock.com, Inc	27,453
6,590		Petsmart, Inc	265,182
1,869	*	Pier 1 Imports, Inc	17,513
5,787		RadioShack Corp	87,673
2,081	*	Retail Ventures, Inc	31,381
1,038	*	Sally Beauty Holdings, Inc	13,660
1,873		Stage Stores, Inc	29,032
120,992		Staples, Inc	2,699,332
2,017		Stein Mart, Inc	15,803
146,564		Target Corp	8,036,105
8,511		Tiffany & Co	494,744
88,635		TJX Companies, Inc	4,200,413
240		Tractor Supply Co	12,314
361	*	Ulta Salon Cosmetics & Fragrance, Inc	13,371
2,615		Williams-Sonoma, Inc	84,203

		TOTAL RETAILING	44,532,130

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
14,463	*	Advanced Energy Industries, Inc	223,381
155,622	*	Advanced Micro Devices, Inc	1,218,520
12,460	*	Anadigics, Inc	85,102
299,522		Applied Materials, Inc	4,699,500
28,446	*	Atmel Corp	385,159
1,470	*	Cabot Microelectronics Corp	66,312
27,027	*	Energy Conversion Devices, Inc	110,270
23,149	*	Entegris, Inc	177,090
2,557	*	Evergreen Solar, Inc	5,753
615,365		Intel Corp	13,205,732
622	*	IXYS Corp	7,047
13,560	*	Lattice Semiconductor Corp	84,479
64,630	*	LSI Logic Corp	400,060
8,564	*	LTX-Credence Corp	75,920
761		Micrel, Inc	10,190
1,976	*	MKS Instruments, Inc	56,731
102,152	*	ON Semiconductor Corp	1,128,780
258		Power Integrations, Inc	9,528
11,334	*	RF Micro Devices, Inc	76,164
1,398	*	Rudolph Technologies, Inc	14,064
4,222	*	Sigma Designs, Inc	58,812
13,357	*	Skyworks Solutions, Inc	424,352
48,774	*	Sunpower Corp (Class A)	655,523
11,999	*	Sunpower Corp (Class B)	158,387
846	*	Teradyne, Inc	14,111
240,022		Texas Instruments, Inc	8,139,146
2,380	*	Ultratech, Inc	53,633
22,438		Xilinx, Inc	722,504

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	32,266,250

SOFTWARE & SERVICES - 8.7%
136,353		Accenture plc	7,018,090
82,911	*	Adobe Systems, Inc	2,740,209

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

328	*	Advent Software, Inc	$9,696
12,439	*	Akamai Technologies, Inc	601,052
914	*	Ansys, Inc	47,939
484	*	Ariba, Inc	13,596
30,655	*	Autodesk, Inc	1,247,045
1,800	*	Blackboard, Inc	69,948
22,900		Broadridge Financial Solutions, Inc	524,181
9,437		CA, Inc	224,601
4,688	*	Ciber, Inc	21,377
20,495	*	Compuware Corp	219,706
717	*	Convergys Corp	10,210
2,418	*	CSG Systems International, Inc	47,030
8,976	*	Deltek, Inc	63,819
21,194		Earthlink, Inc	180,785
4,930	*	Ebix, Inc	111,172
5,243	*	Equinix, Inc	463,586
114		Factset Research Systems, Inc	11,491
6,230	*	FalconStor Software, Inc	22,584
446	*	Gartner, Inc	15,797
179		Global Payments, Inc	8,456
25,723	*	Google, Inc (Class A)	15,443,061
1,420		iGate Corp	21,868
16,504	*	Informatica Corp	765,786
5,595	*	Internap Network Services Corp	40,788
128,794		International Business Machines Corp	20,864,629
7,607	*	Intuit, Inc	356,997
12,864		Jack Henry & Associates, Inc	380,260
359	*	JDA Software Group, Inc	10,835
19,846	*	Lawson Software, Inc	186,552
4,498	*	Liquidity Services, Inc	64,186
4,065	*	Liveperson, Inc	44,593
6,347		Marchex, Inc (Class B)	60,423
10,507	*	Mentor Graphics Corp	133,807
240	*	Micros Systems, Inc	10,978
671,639		Microsoft Corp	18,621,190
119	*	MicroStrategy, Inc (Class A)	12,657
2,845	*	NeuStar, Inc (Class A)	76,331
22,052		NIC, Inc	225,592
62,889	*	Novell, Inc	378,592
316,938		Oracle Corp	10,151,523
3,210		Pegasystems, Inc	109,718
639	*	Perficient, Inc	7,470
446	*	Progress Software Corp	12,759
2,200	*	Rackspace Hosting, Inc	73,722
13,322	*	RealNetworks, Inc	50,091
11,269	*	S1 Corp	72,572
18,470	*	Salesforce.com, Inc	2,385,216
17,779		Sapient Corp	212,459
9,883	*	Smith Micro Software, Inc	124,723
4,432	*	Sonic Solutions, Inc	64,641
158,537	*	Symantec Corp	2,791,837
3,047	*	Synchronoss Technologies, Inc	86,718

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

337		Syntel, Inc	$18,794
13,360	*	Terremark Worldwide, Inc	253,038
25,055	*	TIBCO Software, Inc	550,709
12,283	*	TNS, Inc	217,163
40,654		Total System Services, Inc	707,786
2,609	*	Travelzoo, Inc	122,623
4,559	*	Tyler Technologies, Inc	94,599
3,450	*	Ultimate Software Group, Inc	167,670
470	*	Unisys Corp	13,315
12,005		United Online, Inc	84,875
5,055	*	Vasco Data Security International	38,266
5,008	*	Wright Express Corp	236,979
211,590	*	Yahoo!, Inc	3,410,831

		TOTAL SOFTWARE & SERVICES	93,431,592

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
8,256	*	Acme Packet, Inc	444,008
25,354	*	Agilysys, Inc	145,278
1,457	*	Avid Technology, Inc	24,259
4,414	*	Benchmark Electronics, Inc	83,822
9,591	*	Bookham, Inc	133,123
636,285	*	Cisco Systems, Inc	13,457,428
600		Cognex Corp	18,804
2,642	*	Comverge, Inc	16,380
25,575	*	Cray, Inc	191,173
1,600		CTS Corp	18,144
2,095		Daktronics, Inc	31,991
352,960	*	Dell, Inc	4,644,954
440	*	DG FastChannel, Inc	12,060
1,190	*	DTS, Inc	53,336
206,143	*	EMC Corp	5,130,899
15,641	*	Finisar Corp	520,845
13,812	*	Harmonic, Inc	116,573
270,770		Hewlett-Packard Co	12,371,480
1,209	*	Infinera Corp	8,868
4,807		InterDigital, Inc	231,457
1,629	*	Intermec, Inc	18,505
3,282	*	Intevac, Inc	45,128
350	*	Itron, Inc	20,307
3,346	*	Ixia	52,633
8,614	*	Lexmark International, Inc (Class A)	300,112
212		Littelfuse, Inc	10,871
12,190	*	Loral Space & Communications, Inc	907,789
436		Molex, Inc	11,401
63,134	*	Motorola, Inc	2,447,705
278		National Instruments Corp	11,762
31,057	*	NetApp, Inc	1,699,750
378	*	Netgear, Inc	13,100
14,246	*	Oplink Communications, Inc	353,016
8,912		Plantronics, Inc	315,485
281	*	Plexus Corp	7,598
12,585	*	Polycom, Inc	551,852

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

38,512	*	Power-One, Inc	$412,079
14,710	*	QLogic Corp	261,985
173,915	*	Quantum Corp	467,831
17,622	*	Radisys Corp	149,082
610	*	Rofin-Sinar Technologies, Inc	23,851
1,215	*	Seachange International, Inc	10,060
72,485	*	Seagate Technology, Inc	1,014,790
9,704	*	Smart Modular Technologies WWH, Inc	65,599
12,046	*	STEC, Inc	246,823
1,289	*	Super Micro Computer, Inc	18,143
1,597		Sycamore Networks, Inc	33,313
23,453	*	Symmetricom, Inc	145,643
3,960	*	Synaptics, Inc	112,702
533	*	Tech Data Corp	25,003
7,020	*	Tekelec	80,555
45,630		Tellabs, Inc	241,839
8,289	*	Trimble Navigation Ltd	381,958
3,218	*	TTM Technologies, Inc	51,166
455	*	Universal Display Corp	15,397
251,434		Xerox Corp	2,670,229

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	50,849,944

TELECOMMUNICATION SERVICES - 2.0%
29,666		Alaska Communications Systems Group, Inc	272,927
53,331	*	American Tower Corp (Class A)	2,712,415
60,677		CenturyTel, Inc	2,623,673
18,787	*	Cincinnati Bell, Inc	53,543
18,411	*	Crown Castle International Corp	776,392
352,797		Frontier Communications Corp	3,235,148
66,475	*	MetroPCS Communications, Inc	859,522
38,685	*	NII Holdings, Inc (Class B)	1,623,996
2,685	*	PAETEC Holding Corp	10,606
534,729		Qwest Communications International, Inc	3,812,618
2,480	*	SBA Communications Corp (Class A)	101,184
718,007	*	Sprint Nextel Corp	3,245,391
938		Telephone & Data Systems, Inc	33,534
13,046	*	tw telecom inc (Class A)	223,739
485	*	US Cellular Corp	23,639
140,433		Windstream Corp	1,798,947

		TOTAL TELECOMMUNICATION SERVICES	21,407,274

TRANSPORTATION - 2.9%
95,086	*	Airtran Holdings, Inc	702,686
3,117		Alexander & Baldwin, Inc	125,054
158		Allegiant Travel Co	7,353
5,752		CH Robinson Worldwide, Inc	443,422
84,737		CSX Corp	5,982,432
84,263	*	Delta Air Lines, Inc	983,349
4,680	*	Dollar Thrifty Automotive Group, Inc	227,074
5,668		Expeditors International Washington, Inc	287,198
65,172		FedEx Corp	5,886,335
931	*	Genesee & Wyoming, Inc (Class A)	48,179

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

436		Heartland Express, Inc	$6,987
12,509	*	Hertz Global Holdings, Inc	184,007
5,864		Horizon Lines, Inc (Class A)	29,027
409	*	Hub Group, Inc (Class A)	14,225
218		J.B. Hunt Transport Services, Inc	8,938
12,597	*	Kansas City Southern Industries, Inc	629,598
218	*	Kirby Corp	10,189
91,444		Norfolk Southern Corp	5,595,458
1,949		Ryder System, Inc	93,708
6,690		Skywest, Inc	100,685
135,888		Southwest Airlines Co	1,610,272
108,817		United Parcel Service, Inc (Class B)	7,793,473
318		Werner Enterprises, Inc	7,839

		TOTAL TRANSPORTATION	30,777,488

UTILITIES - 4.4%
30,350		AGL Resources, Inc	1,113,845
32,667		Alliant Energy Corp	1,213,906
29,272		Aqua America, Inc	676,769
34,129		Atmos Energy Corp	1,112,605
63,204		Avista Corp	1,431,571
400		California Water Service Group	14,600
39,285	*	Calpine Corp	560,597
55,466		Centerpoint Energy, Inc	895,776
5,970		Central Vermont Public Service Corp	128,176
4,786		CH Energy Group, Inc	232,647
87,203		Cleco Corp	2,725,966
97,392		Consolidated Edison, Inc	4,860,834
4,764		DTE Energy Co	220,383
84,603		Hawaiian Electric Industries, Inc	2,106,615
73,028		Idacorp, Inc	2,729,056
2,471		ITC Holdings Corp	162,345
6,753		Laclede Group, Inc	256,614
357		MDU Resources Group, Inc	7,579
12,624		MGE Energy, Inc	513,797
4,919		New Jersey Resources Corp	206,401
83,681		NextEra Energy, Inc	4,473,586
22,591		Nicor, Inc	1,140,167
140,645		NiSource, Inc	2,618,810
39,336		Northeast Utilities	1,294,941
4,667		Northwest Natural Gas Co	207,962
26,751		NSTAR	1,160,458
92,454		NV Energy, Inc	1,328,564
169,934		Pepco Holdings, Inc	3,155,674
39,812		PG&E Corp	1,842,499
40,494		Piedmont Natural Gas Co, Inc	1,136,262
82,515		PPL Corp	2,128,062
2,850		SCANA Corp	120,470
43,733		Sempra Energy	2,277,177
5,698		SJW Corp	139,259
15,507		South Jersey Industries, Inc	810,086
5,153		Southwest Gas Corp	191,898

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	MATURITY DATE	VALUE

4,960	UIL Holdings Corp		$149,742
14,518	WGL Holdings, Inc		523,519
3,877	Wisconsin Energy Corp		233,744
10,450	Xcel Energy, Inc		246,307

	TOTAL UTILITIES		46,349,269

	TOTAL COMMON STOCKS		1,057,205,131

	(Cost $925,464,886)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.8%
$ 8,765,000	Federal Home Loan Bank	02/01/11	8,765,000

			8,765,000

	TOTAL SHORT-TERM INVESTMENTS		8,765,000

	(Cost $8,765,000)

	TOTAL INVESTMENTS - 99.8%		1,065,970,131
	(Cost $934,229,886)
	OTHER ASSETS & LIABILITIES, NET - 0.2%		1,845,765

	NET ASSETS - 100.0%		$1,067,815,896

Abbreviation(s):
REIT-Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with them Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Emerging Markets Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund and the Social Choice Equity Fund (the “Funds” or individually the “Fund”).

The Funds offer their shares, without a sales load, through their prin cipal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. As of January 31, 2011, the Emerging Markets Equity Fund and the Emerging Markets Equity Index Fund are parties to equity-linked notes in order to gain exposure to certain equity markets.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act . These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended January 31, 2011, there were no significant transfers between levels by the Funds.

As of January 31, 2011, 100% of the value of investments in the Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund were valued based on Level 1 inputs.

As of January 31, 2011, 100% of the value of investments in the International Equity Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of January 31, 2011:

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Consumer Discretionary	$227,157,313	$13,153,318	$—	$240,310,631
Consumer Staples	177,075,501	13,675,306	—	190,750,807
Energy*	233,029,826	2,001,501	—	235,031,327
Financials	298,674,840	—	—	298,674,840
Health Care	240,919,007	15,362,278	—	256,281,285
Industrials	231,676,609	6,300,549	—	237,977,158
Information Technology	421,024,537	7,647,968	—	428,672,505
Materials	71,517,692	5,125,734	—	76,643,426
Telecommunication Services	48,400,809	—	—	48,400,809
Utilities	21,344,152	—	—	21,344,152
Short-term Investments	—	9,310,000	—	9,310,000

Total	$1,970,820,286	$72,576,654	$—	$2,043,396,940

Emerging Markets Equity
China*	$1,563,368	$33,552,882	$—	$35,116,250
Brazil	—	31,553,371	—	31,553,371
Korea, Republic of	—	29,423,734	—	29,423,734
Taiwan	—	20,209,055	—	20,209,055
India	—	17,319,493	—	17,319,493
Russia*	1,086,400	12,685,256	—	13,771,656
South Africa	—	11,895,056	—	11,895,056
Mexico	198,314	10,219,545	—	10,417,859
Malaysia	—	6,866,394	—	6,866,394
Hong Kong*	233,382	5,490,674	—	5,724,056
Indonesia	—	4,508,529	—	4,508,529
Other*	1,990,637	24,332,042	—	26,322,679
Short-term Investments	—	4,370,000	—	4,370,000

Total	$5,072,101	$212,426,031	$—	$217,498,132

Large-Cap Growth
Consumer Discretionary	$173,202,115	$30,674,746	$—	$203,876,861
Consumer Staples	31,270,174	7,837,413	—	39,107,587
Energy	85,182,712	9,120,975	—	94,303,687
Financials	57,628,793	—	—	57,628,793
Health Care*	126,579,067	—	—	126,579,067
Industrials	155,509,897	5,550,788	—	161,060,685
Information Technology*	377,419,908	—	—	377,419,908
Materials	33,092,732	3,296,572	—	36,389,304
Short-term Investments	—	16,805,000	—	16,805,000

Total	$1,039,885,398	$73,285,494	$—	$1,113,170,892

Large-Cap Value
Consumer Discretionary	$157,614,587	$6,329,796	$—	$163,944,383
Consumer Staples	180,760,568	7,842,449	—	188,603,017
Energy*	208,077,408	8,035,616	—	216,113,024
Financials	475,271,319	10,927,426	—	486,198,745
Health Care	228,322,128	17,042,871	—	245,364,999
Industrials	178,963,954	27,202,558	—	206,166,512
Information Technology*	186,522,726	7,924,048	—	194,446,774
Materials	65,108,599	—	—	65,108,599
Telecommunication Services	93,113,056	5,808,935	—	98,921,991
Utilities	97,480,756	—	—	97,480,756
Short-term Investments	—	44,650,000	—	44,650,000

Total	$1,871,235,101	$135,763,699	$—	$2,006,998,800

Mid-Cap Growth
Consumer Discretionary	$220,058,056	$9,150,333	$—	$229,208,389
Consumer Staples	33,546,875	—	—	33,546,875

Energy	39,209,011	23,650,169	—	62,859,180
Financials	101,137,978	—	—	101,137,978
Health Care	161,390,721	—	—	161,390,721
Industrials	219,695,542	—	—	219,695,542
Information Technology	303,323,074	3,351,785	—	306,674,859
Materials	93,698,476	—	—	93,698,476
Telecommunication Services	19,560,197	—	—	19,560,197

Total	$1,191,619,930	$36,152,287	$—	$1,227,772,217

Mid-Cap Value
Consumer Discretionary	$283,673,996	$9,379,889	$—	$293,053,885
Consumer Staples	163,518,883	12,229,283	—	175,748,166
Energy*	263,943,057	15,339,175	—	279,282,232
Financials	647,924,274	—	—	647,924,274
Health Care*	172,304,415	10,764,468	—	183,068,883
Industrials	299,475,581	4,801,095	—	304,276,676
Information Technology	149,268,041	—	—	149,268,041
Materials	179,200,610	25,013,492	—	204,214,102
Telecommunication Services	75,318,371	—	—	75,318,371
Utilities	198,670,792	—	—	198,670,792
Short-term Investments	—	6,100,000	—	6,100,000

Total	$2,433,298,020	$83,627,402	$—	$2,516,925,422

Small-Cap Equity
Consumer Discretionary	$164,412,874	$—	$—	$164,412,874
Consumer Staples	33,525,413	—	—	33,525,413
Energy	90,497,889	—	—	90,497,889
Financials	235,075,315	—	—	235,075,315
Health Care	145,284,147	—	—	145,284,147
Industrials	183,551,362	—	—	183,551,362
Information Technology	262,965,446	—	—	262,965,446
Materials	63,189,520	—	—	63,189,520
Telecommunication Services	14,427,089	—	—	14,427,089
Utilities	37,096,126	—	—	37,096,126
Short-term Investments	—	9,430,000	—	9,430,000
Futures**	103,139	—	—	103,139

Total	$1,230,128,320	$9,430,000	$—	$1,239,558,320

Large-Cap Growth Index
Consumer Discretionary	$98,203,993	$—	$—	$98,203,993
Consumer Staples	63,221,718	—	—	63,221,718
Energy	79,770,035	—	—	79,770,035
Financials	41,728,705	—	—	41,728,705
Health Care	67,321,519	—	—	67,321,519
Industrials	92,453,118	—	—	92,453,118
Information Technology	217,121,735	—	—	217,121,735
Materials	34,991,470	—	—	34,991,470
Telecommunication Services	5,614,604	—	—	5,614,604
Utilities	557,426	—	—	557,426
Short-term Investments	—	2,625,000	—	2,625,000
Futures**	(13,500)	—	—	(13,500)

Total	$700,970,823	$2,625,000	$—	$703,595,823

Large-Cap Value Index
Consumer Discretionary	$58,537,149	$—	$—	$58,537,149
Consumer Staples	72,302,744	—	—	72,302,744
Energy	98,904,533	—	—	98,904,533
Financials	220,433,980	—	—	220,433,980
Health Care	93,153,621	—	—	93,153,621
Industrials	71,766,267	—	—	71,766,267
Information Technology	42,334,051	—	—	42,334,051
Materials	23,960,041	—	—	23,960,041

Telecommunication Services	37,011,229	—	—	37,011,229
Utilities	51,752,678	—	—	51,752,678
Short-term Investments	—	9,405,000	—	9,405,000
Futures**	9,982	—	—	9,982

Total	$770,166,275	$9,405,000	$—	$779,571,275

Equity Index
Consumer Discretionary	$242,892,034	$—	$—	$242,892,034
Consumer Staples	191,304,430	—	—	191,304,430
Energy	256,938,600	—	—	256,938,600
Financials	387,059,633	—	—	387,059,633
Health Care	241,310,866	—	—	241,310,866
Industrials	256,061,265	—	—	256,061,265
Information Technology	406,044,737	—	—	406,044,737
Materials	92,411,809	—	—	92,411,809
Telecommunication Services	57,822,413	—	—	57,822,413
Utilities	73,416,739	—	—	73,416,739
Short-term Investments	—	4,905,000	—	4,905,000
Futures**	(10,351)	—	—	(10,351)

Total	$2,205,252,175	$4,905,000	$—	$2,210,157,175

S&P 500 Index
Consumer Discretionary	$120,636,169	$—	$—	$120,636,169
Consumer Staples	119,626,606	—	—	119,626,606
Energy	148,753,107	—	—	148,753,107
Financials	194,661,109	—	—	194,661,109
Health Care	125,029,484	—	—	125,029,484
Industrials	130,582,229	—	—	130,582,229
Information Technology	222,185,017	—	—	222,185,017
Materials	42,750,809	—	—	42,750,809
Telecommunication Services	34,167,633	—	—	34,167,633
Utilities	38,155,425	—	—	38,155,425
Short-term Investments	—	10,220,000	—	10,220,000
Futures**	(3,319)	—	—	(3,319)

Total	$1,176,544,269	$10,220,000	$—	$1,186,764,269

Small-Cap Blend Index
Consumer Discretionary	$112,671,382	$—	$—	$112,671,382
Consumer Staples	24,569,259	—	—	24,569,259
Energy	57,119,374	—	—	57,119,374
Financials	182,761,042	—	—	182,761,042
Health Care	105,247,040	—	—	105,247,040
Industrials	132,134,210	—	—	132,134,210
Information Technology	161,810,084	—	—	161,810,084
Materials	48,027,636	—	—	48,027,636
Telecommunication Services	6,967,991	—	—	6,967,991
Utilities	26,118,387	—	—	26,118,387
Short-term Investments	—	4,280,000	—	4,280,000
Futures**	(3,611)	—	—	(3,611)

Total	$857,422,794	$4,280,000	$—	$861,702,794

International Equity Index
Japan	$—	$518,949,920	$—	$518,949,920
United Kingdom	—	458,237,916	—	458,237,916
France	—	224,976,543	—	224,976,543
Australia	—	202,121,329	—	202,121,329
Germany	—	199,795,116	—	199,795,116
Switzerland	—	182,709,087	—	182,709,087
Netherlands	—	110,827,287	—	110,827,287
Spain	—	86,388,900	—	86,388,900
Sweden	—	76,856,638	—	76,856,638

Italy	—	65,671,602	—	65,671,602
Hong Kong	—	64,348,233	—	64,348,233
Other*	24,086,467	208,034,647	—	232,121,114
Short-term Investments	—	20,575,000	—	20,575,000
Futures**	(55,842)	—	—	(55,842)

Total	$24,030,625	$2,419,492,218	$—	$2,443,522,843

Emerging Markets Equity Index
Brazil	$—	$20,798,710	$—	$20,798,710
China	—	20,675,684	—	20,675,684
Korea*	138,400	18,923,697	—	19,062,097
Taiwan	—	14,068,321	—	14,068,321
South Africa	—	9,433,036	—	9,433,036
India	—	9,366,832	—	9,366,832
Russia*	583,420	7,929,794	—	8,513,214
Mexico	335,074	6,043,363	—	6,378,437
United States	4,257,855	—	—	4,257,855
Malaysia	—	4,039,009	—	4,039,009
Indonesia	—	2,793,724	—	2,793,724
Other*	491,629	12,813,665	—	13,305,294

Total	$5,806,378	$126,885,835	$—	$132,692,213

Enhanced International Equity Index
Japan	$—	$119,825,096	$—	$119,825,096
United Kingdom*	16,630,289	83,758,295	—	100,388,584
France	—	54,219,500	—	54,219,500
Australia	—	46,853,668	—	46,853,668
Germany	—	45,479,103	—	45,479,103
Switzerland	—	41,094,859	—	41,094,859
Netherlands	—	27,726,877	—	27,726,877
Spain	—	21,930,875	—	21,930,875
Sweden	—	19,751,838	—	19,751,838
United States	15,368,212	—	—	15,368,212
Hong Kong	—	14,939,929	—	14,939,929
Italy	—	13,920,274	—	13,920,274
Other	—	47,618,387	—	47,618,387

Total	$31,998,501	$537,118,701	$—	$569,144,202

Social Choice Equity
Consumer Discretionary	$132,302,031	$—	$—	$132,302,031
Consumer Staples	98,891,057	—	—	98,891,057
Energy	115,220,377	—	—	115,220,377
Financials	170,662,102	—	—	170,662,102
Health Care	120,081,783	—	—	120,081,783
Industrials	121,373,431	—	—	121,373,431
Information Technology	176,547,786	—	—	176,547,786
Materials	54,370,021	—	—	54,370,021
Telecommunication Services	21,407,274	—	—	21,407,274
Utilities	46,349,269	—	—	46,349,269
Short-term Investments	—	8,765,000	—	8,765,000

Total	$1,057,205,131	$8,765,000	$—	$1,065,970,131

* Includes American Depositary Receipts
** Derivatives instruments not reflected in the portfolio of investments. They are valued at the unrealized appreciation/depreciation on the instrument.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At January 31, 2011, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Appreciation / (Depreciation)

Small-Cap Equity	Mini Russell 2000 Index	87	$6,787,740	March 2011	$103,139

Equity Index	Mini Russell 2000 Index	6	$468,120	March 2011	$76
	CME E-Mini S&P Mid-Cap 400 Index	6	553,860	March 2011	1,156
	CME E-Mini S&P 500 Index	46	2,949,520	March 2011	(11,583)

Total		58	$3,971,500		$(10,351)

Large-Cap Growth Index	CME E-Mini S&P 500 Index	31	$1,987,720	March 2011	$(13,500)

Large-Cap Value Index	CME E-Mini S&P 500 Index	140	$8,976,800	March 2011	$9,982

S&P 500 Index	CME E-Mini S&P 500 Index	43	$2,757,160	March 2011	$(3,319)

Small-Cap Blend Index	Mini Russell 2000 Index	5	$390,100	March 2011	$(3,611)

International Equity Index	CME E-Mini MSCI EAFE Index	74	$6,264,840	March 2011	$(55,842)

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by Advisors or affiliated entities are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2010	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at January 31, 2011	Value at January 31, 2011

International Equity Fund
Tecan Group AG.	$60,123,098	$—	$—	$—	$—	$—	863,710	$73,515,994

Note 5—investments

At January 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth & Income	$1,764,565,759	$298,859,812	$(20,028,631)	$278,831,181
International Equity	2,460,522,411	401,371,481	(28,405,756)	372,965,725
Emerging Markets Equity	202,740,045	20,298,385	(5,540,298)	14,758,087
Large-Cap Growth	972,215,620	148,035,187	(7,079,915)	140,955,272
Large-Cap Value	1,850,167,292	232,229,933	(75,398,425)	156,831,508
Mid-Cap Growth	996,819,901	245,602,980	(14,650,664)	230,952,316
Mid-Cap Value	2,081,811,416	471,268,182	(36,154,176)	435,114,006
Small-Cap Equity	1,085,319,722	185,243,342	(31,107,883)	154,135,459
Large-Cap Growth Index	575,953,185	143,502,768	(15,846,630)	127,656,138
Large-Cap Value Index	786,577,850	82,334,328	(89,350,885)	(7,016,557)
Equity Index	1,868,431,386	468,644,330	(126,908,190)	341,736,140
S&P 500 Index	1,151,802,096	191,104,532	(156,139,040)	34,965,492
Small-Cap Blend Index	750,260,885	190,608,946	(79,163,426)	111,445,520
International Equity Index	2,315,293,665	270,790,977	(142,505,957)	128,285,020
Emerging Markets Equity Index	118,404,186	16,218,690	(1,930,663)	14,288,027
Enhanced International Equity Index	504,352,663	71,188,763	(6,397,224)	64,791,539
Enhanced Large-Cap Growth Index	672,525,266	160,472,376	(5,111,186)	155,361,190
Enhanced Large-Cap Value Index	681,778,615	121,851,771	(2,205,291)	119,646,480
Social Choice Equity	934,229,886	166,826,424	(35,086,179)	131,740,245

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: March 23, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 23, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Date: March 23, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer